UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 to June 30, 2014

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 90.5%	SHARES	VALUE (Note 2)
Australia - 2.9%
AGL Energy Ltd.	5,553	$81,113
Alumina Ltd. †	239,763	306,194
AMP Ltd.	12,383	61,901
Asciano Ltd.	52,264	277,702
ASX Ltd.	1,555	52,278
Aurizon Holdings Ltd.	26,802	125,856
Australia & New Zealand Banking Group Ltd.	27,640	869,126
Bank of Queensland Ltd.	2,377	27,317
Bendigo and Adelaide Bank Ltd.	28,479	327,649
BHP Billiton Ltd.	20,755	707,842
Brambles Ltd.	15,981	138,457
CFS Retail Property Trust Group REIT	17,337	33,340
Commonwealth Bank of Australia	8,647	659,491
Computershare Ltd.	3,819	44,950
Dexus Property Group REIT	40,875	42,781
Echo Entertainment Group Ltd.	1,419	4,199
Federation Centres Ltd. REIT	11,381	26,709
Flight Centre Travel Group Ltd.	4,924	206,335
Fortescue Metals Group Ltd.	9,042	37,345
Goodman Group REIT	14,552	69,282
GPT Group/The REIT	14,949	54,139
GPT Group/The REIT (3)†(a)	96,388	—
Harvey Norman Holdings Ltd.	55,708	162,837
Incitec Pivot Ltd.	120,835	330,357
Leighton Holdings Ltd.	5,341	99,169
Lend Lease Group	4,987	61,652
Macquarie Group Ltd.	8,110	456,218
Metcash Ltd.	63,237	157,475
Mirvac Group REIT	30,051	50,570
National Australia Bank Ltd.	18,772	580,219
Newcrest Mining Ltd. †	6,113	61,397
Qantas Airways Ltd. †	27,570	32,796
Ramsay Health Care Ltd.	156	6,700
Rio Tinto Ltd.	2,763	155,004
Scentre Group REIT †	45,298	136,684
Sonic Healthcare Ltd.	14,286	233,693
Stockland REIT	18,057	66,043
Suncorp Group Ltd.	1,754	22,398
Tatts Group Ltd.	96,214	296,639
Telstra Corp. Ltd.	113,838	559,260
Treasury Wine Estates Ltd.	5,315	25,100
Wesfarmers Ltd.	2,389	94,273
Westfield Corp. REIT	15,829	106,721
Westpac Banking Corp.	14,842	474,738
Woolworths Ltd.	8,202	272,360
WorleyParsons Ltd.	6,195	101,612

		8,697,921

Belgium - 0.4%
Ageas	13,053	520,569
Belgacom SA	19,475	646,506

		1,167,075

Canada - 3.9%
Agnico Eagle Mines Ltd. (1)	4,700	179,975
Agrium, Inc. (1)	1,600	146,572
Alimentation Couche Tard, Inc., Class B (1)	7,800	213,668
Bank of Montreal	5,180	381,467
Bank of Nova Scotia (1)	3,199	213,277
Barrick Gold Corp. (1)	11,200	205,096
Brookfield Asset Management, Inc., Class A (1)	4,802	211,557
CAE, Inc. (1)	17,100	223,716

	SHARES	VALUE (Note 2)
Canada - 3.9% (continued)
Canadian Imperial Bank of Commerce (1)	5,300	$482,292
Canadian National Railway Co. (1)	3,800	247,149
Canadian Natural Resources Ltd. (1)	14,300	657,072
Canadian Oil Sands Ltd. (1)	3,700	83,844
Canadian Pacific Railway Ltd. (1)	1,200	217,396
Canadian Tire Corp. Ltd., Class A (1)	1,100	105,531
Cenovus Energy, Inc. (1)	9,700	314,440
CGI Group, Inc., Class A (1)†	3,200	113,419
CI Financial Corp. (1)	1,200	39,417
Crescent Point Energy Corp. (1)	3,000	132,955
Dollarama, Inc. (1)	1,500	123,495
Encana Corp. (1)	25,000	592,287
Enerplus Corp. (1)	20,351	512,852
Fairfax Financial Holdings Ltd. (1)	200	94,882
Finning International, Inc. (1)	11,200	313,207
Great-West Lifeco, Inc. (1)	2,245	63,497
H&R Real Estate Investment Trust REIT (1)	2,400	52,091
Husky Energy, Inc. (1)	1,800	58,130
IGM Financial, Inc. (1)	800	38,296
Imperial Oil Ltd. (1)	1,200	63,236
Industrial Alliance Insurance & Financial Services, Inc. (1)	5,200	227,873
Kinross Gold Corp. (1)†	20,700	85,745
Magna International, Inc. (1)	5,934	638,751
Manulife Financial Corp.	30,700	610,231
Methanex Corp. (1)	800	49,460
National Bank of Canada (1)	3,800	161,181
Onex Corp. (1)	3,500	216,550
Open Text Corp. (1)	1,100	52,781
Pembina Pipeline Corp. (1)	800	34,420
Pengrowth Energy Corp. (1)	32,500	233,002
Peyto Exploration & Development Corp. (1)	400	15,111
Power Corp. of Canada (1)	2,746	76,303
RioCan Real Estate Investment Trust REIT (1)	2,100	53,747
Rogers Communications, Inc., Class B (1)	500	20,121
Royal Bank of Canada (1)	5,424	387,745
Silver Wheaton Corp. (1)	1,300	34,210
Sun Life Financial, Inc. (1)	7,500	275,667
Suncor Energy, Inc. (1)	21,782	928,805
Teck Resources Ltd., Class B (1)	10,393	237,265
Toronto-Dominion Bank/The (1)	12,524	644,715
Valeant Pharmaceuticals
International, Inc. (1)†	2,574	325,510
Vermilion Energy, Inc. (1)	5,000	347,922

		11,737,931

China - 0.0% (b)
FIH Mobile Ltd. †	101	64

Denmark - 0.8%
AP Moeller - Maersk A/S, Class B	164	407,751
Novo Nordisk A/S, Class B	15,188	700,971
Pandora A/S	12,554	963,441
TDC A/S	39,926	413,011

		2,485,174

Finland - 0.2%
Orion OYJ, Class B	13,582	506,239

France - 3.6%
Aeroports de Paris	507	66,841
Airbus Group NV	6,932	464,777

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
France - 3.6% (continued)
Cie de St-Gobain	2,999	$169,210
Cie Generale des Etablissements Michelin	6,074	725,249
CNP Assurances	32,506	674,659
Electricite de France SA	30,644	964,915
GDF Suez	46,886	1,291,782
Klepierre REIT	1,740	88,659
Lagardere SCA	32,134	1,046,977
Natixis	30,584	196,285
Orange SA	82,085	1,298,775
Sanofi	5,450	579,278
Societe BIC SA	431	58,977
Societe Generale SA	21,373	1,120,857
Thales SA	11,482	694,252
Total SA	12,094	874,997
Unibail-Rodamco SE REIT	1,072	311,963
Vivendi SA †	6,564	160,632

		10,789,085

Germany - 3.1%
Bayer AG	5,583	787,612
Celesio AG †	918	32,644
Commerzbank AG †	68,852	1,079,124
Continental AG	854	197,454
Daimler AG	5,164	482,393
Deutsche Boerse AG	1,565	121,342
Deutsche Lufthansa AG	19,518	418,994
Deutsche Post AG	22,319	805,602
E.ON SE	13,954	287,669
Fresenius SE & Co. KGaA	1,761	262,628
Merck KGaA	13,978	1,212,126
Muenchener Rueckversicherungs AG	3,761	832,867
OSRAM Licht AG †	25,535	1,285,928
ProSiebenSat.1 Media AG	2,558	113,854
Telefonica Deutschland Holding AG †	20,433	168,905
United Internet AG	26,478	1,163,236

		9,252,378

Hong Kong - 1.1%
AIA Group Ltd.	94,600	475,328
ASM Pacific Technology Ltd.	1,882	20,566
Bank of East Asia Ltd.	11,000	45,606
BOC Hong Kong Holdings Ltd.	9,500	27,522
Cathay Pacific Airways Ltd.	6,000	11,213
Cheung Kong Holdings Ltd.	19,201	340,657
Cheung Kong Infrastructure Holdings Ltd.	4,749	32,807
CLP Holdings Ltd.	20,011	164,389
First Pacific Co., Ltd.	18,000	20,093
Galaxy Entertainment Group Ltd.	22,000	175,835
Hang Lung Group Ltd.	791	4,282
Hang Seng Bank Ltd.	57	931
Henderson Land Development Co., Ltd.	550	3,219
HKT Trust and HKT Ltd.	14,842	17,489
Hong Kong & China Gas Co., Ltd.	27,522	60,247
Hong Kong Exchanges and Clearing Ltd.	9,069	169,065
Hopewell Holdings Ltd.	195	679
Hutchison Whampoa Ltd.	20,489	280,219
Hysan Development Co., Ltd.	35,823	167,782
Kerry Properties Ltd.	15,000	52,431
Li & Fung Ltd.	1,468	2,174
Link REIT/The REIT	18,829	101,371
MGM China Holdings Ltd.	42,800	148,436
Mongolia Energy Corp. Ltd. †	885	25
New World Development Co., Ltd.	42,173	48,010

	SHARES	VALUE (Note 2)
Hong Kong - 1.1% (continued)
NWS Holdings Ltd.	12,500	$23,156
PCCW Ltd.	32,406	19,321
Power Assets Holdings Ltd.	4,000	35,012
Sands China Ltd.	12,800	96,610
Sino Land Co., Ltd.	64,000	105,352
SJM Holdings Ltd.	36,000	90,185
Sun Hung Kai Properties Ltd.	19,022	261,020
Swire Pacific Ltd., Class A	5,318	65,456
Swire Properties Ltd.	72	210
Television Broadcasts Ltd.	42	273
Wharf Holdings Ltd.	604	4,349
Wheelock & Co., Ltd.	844	3,523
Wynn Macau Ltd.	4,000	15,667
Yue Yuen Industrial Holdings Ltd.	32,623	109,155

		3,199,665

Ireland - 0.0% (b)
James Hardie Industries PLC CDI	10,777	140,595

Italy - 1.2%
Fiat SpA †	108,735	1,072,074
Mediobanca SpA †	58,116	578,698
Pirelli & C. SpA	38,083	610,464
Prysmian SpA	17,767	401,224
Snam SpA	42,063	253,342
Unione di Banche Italiane SCpA	78,840	681,262

		3,597,064

Japan - 7.6%
Aeon Mall Co., Ltd.	1,100	29,004
Alfresa Holdings Corp.	4,500	290,127
Aozora Bank Ltd.	18,000	59,180
Asahi Glass Co., Ltd.	236	1,391
Asahi Kasei Corp.	44,000	336,843
Astellas Pharma, Inc.	25,600	336,654
Bandai Namco Holdings, Inc.	13,400	314,172
Bridgestone Corp.	2,000	70,047
Canon, Inc.	5,245	171,417
Casio Computer Co., Ltd.	7,600	110,391
Central Japan Railway Co.	3,200	456,794
Chubu Electric Power Co., Inc. †	54	671
Coca-Cola West Co., Ltd.	900	15,520
Credit Saison Co., Ltd.	2,375	49,448
Dai Nippon Printing Co., Ltd.	21,000	219,407
Daito Trust Construction Co., Ltd.	686	80,666
Daiwa House Industry Co., Ltd.	4,151	86,053
Daiwa Securities Group, Inc.	13,000	112,636
Dena Co., Ltd.	14,100	190,785
Denso Corp.	6,600	315,286
DIC Corp.	495	1,320
East Japan Railway Co.	2,512	197,926
Fuji Heavy Industries Ltd.	13,933	386,345
FUJIFILM Holdings Corp.	14,144	394,768
Fujitsu Ltd.	51,115	382,997
Fukuoka Financial Group, Inc.	9,000	43,471
Hakuhodo DY Holdings, Inc.	25,200	250,445
Hankyu Hanshin Holdings, Inc.	5,000	28,548
Hino Motors Ltd.	15,875	219,017
Hitachi Chemical Co., Ltd.	3,500	57,947
Hitachi High-Technologies Corp.	58	1,381
Hitachi Ltd.	6,000	43,974
Honda Motor Co., Ltd.	5,197	181,348
Hoya Corp.	6,406	212,986
Hulic Co., Ltd.	2,600	34,293
Idemitsu Kosan Co., Ltd.	2,000	43,429
Isuzu Motors Ltd.	20,000	132,440
ITOCHU Corp.	7,088	90,994

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 7.6% (continued)
J Front Retailing Co., Ltd.	14,000	$98,294
Japan Airlines Co., Ltd.	5,200	287,505
Japan Real Estate Investment Corp. REIT	10	58,247
Japan Retail Fund Investment Corp. REIT	19	42,745
Japan Tobacco, Inc.	1,300	47,401
JFE Holdings, Inc.	5,600	115,832
JGC Corp.	12,000	365,034
JTEKT Corp.	11,488	193,836
JX Holdings, Inc.	10,014	53,587
Kaneka Corp.	2,354	14,739
Kawasaki Heavy Industries Ltd.	60,000	228,731
Keisei Electric Railway Co., Ltd.	461	4,594
Kinden Corp.	15,284	148,726
Kobe Steel Ltd.	216,759	325,997
Konica Minolta, Inc.	34,400	340,013
Kubota Corp.	343	4,867
Kurita Water Industries Ltd.	2,500	57,902
Mabuchi Motor Co., Ltd.	1,100	83,410
Makita Corp.	46	2,843
Marubeni Corp.	39,000	285,440
Maruichi Steel Tube Ltd.	1,100	29,544
Mazda Motor Corp.	22,000	103,244
Medipal Holdings Corp.	10,900	154,538
MEIJI Holdings Co., Ltd.	1,600	106,076
Miraca Holdings, Inc.	28	1,357
Mitsubishi Chemical Holdings Corp.	12,800	56,769
Mitsubishi Corp.	10,536	219,301
Mitsubishi Electric Corp.	36,000	444,699
Mitsubishi Estate Co., Ltd.	9,764	241,225
Mitsubishi Motors Corp.	30,700	339,248
Mitsubishi UFJ Financial Group, Inc.	153,849	944,436
Mitsubishi UFJ Lease & Finance Co., Ltd.	80	460
Mitsui & Co., Ltd.	89	1,427
Mitsui Fudosan Co., Ltd.	7,598	256,427
Mitsumi Electric Co., Ltd.	40	290
Mizuho Financial Group, Inc.	133,141	273,672
MS&AD Insurance Group Holdings, Inc.	400	9,668
Nexon Co., Ltd.	3,800	36,318
NH Foods Ltd.	9,097	177,611
NHK Spring Co., Ltd.	16,600	155,784
Nippon Building Fund, Inc. REIT	12	70,163
Nippon Kayaku Co., Ltd.	546	7,109
Nippon Prologis REIT, Inc. REIT	15	34,982
Nippon Steel & Sumitomo Metal Corp.	822	2,633
Nippon Telegraph & Telephone Corp.	3,448	214,906
Nippon Yusen KK	34,000	98,076
Nishi-Nippon City Bank Ltd./The	363	893
Nitto Denko Corp.	94	4,403
Nomura Holdings, Inc.	28,700	203,291
Nomura Real Estate Holdings, Inc.	1,700	32,199
North Pacific Bank Ltd.	68	294
NTT Data Corp.	4,800	184,591
NTT DOCOMO, Inc.	6,400	109,253
Oji Holdings Corp.	682	2,806
Omron Corp.	3,831	161,552
ORIX Corp.	12,290	203,778
Osaka Gas Co., Ltd.	14,446	60,699
Otsuka Holdings Co., Ltd.	9,500	294,596
Pacific Metals Co., Ltd. †	720	3,510
Panasonic Corp.	44,300	537,007
Rengo Co., Ltd.	884	4,225
Resona Holdings, Inc.	72,900	424,813
Ricoh Co., Ltd.	15,200	181,163

	SHARES	VALUE (Note 2)
Japan - 7.6% (continued)
Rohm Co., Ltd.	2,400	$137,652
Sankyo Co., Ltd.	1,000	38,467
Secom Co., Ltd.	3,800	231,973
Seino Holdings Co., Ltd.	100	1,136
Sekisui Chemical Co., Ltd.	28,000	324,621
Sekisui House Ltd.	5,000	68,612
Seven & I Holdings Co., Ltd.	5,130	216,229
Shimamura Co., Ltd.	2,600	255,927
Shionogi & Co., Ltd.	12,700	265,260
Showa Shell Sekiyu KK	9,100	103,440
SoftBank Corp.	5,500	409,876
Sojitz Corp.	41,316	73,065
Sony Corp.	17	284
Sumitomo Heavy Industries Ltd.	70,000	333,197
Sumitomo Mitsui Financial Group, Inc.	16,949	711,128
Sumitomo Realty & Development Co., Ltd.	3,624	155,675
Suzuken Co., Ltd.	7,000	260,757
Suzuki Motor Corp.	12,100	379,596
Taiheiyo Cement Corp.	44,000	177,410
Taisei Corp.	20,000	110,843
Taisho Pharmaceutical Holdings Co., Ltd.	500	36,473
Takashimaya Co., Ltd.	29,000	281,663
Takeda Pharmaceutical Co., Ltd.	669	31,050
TDK Corp.	4,700	220,668
Terumo Corp.	3,600	80,650
THK Co., Ltd.	6,200	146,168
Tokai Rika Co., Ltd.	65	1,306
Tokyo Electric Power Co., Inc. †	73,170	304,138
Tokyo Electron Ltd.	1,400	95,416
Tokyo Gas Co., Ltd.	16,000	93,461
Tokyo Tatemono Co., Ltd.	4,000	37,049
Tokyu Corp.	15,000	106,393
Tokyu Fudosan Holdings Corp.	5,000	39,465
Toppan Printing Co., Ltd.	3,000	23,197
TOTO Ltd.	16,000	215,777
Toyo Seikan Group Holdings Ltd.	17,400	267,492
Toyo Suisan Kaisha Ltd.	4,000	123,298
Toyoda Gosei Co., Ltd.	6,400	133,037
Toyota Motor Corp.	17,241	1,032,264
Ube Industries Ltd.	32,000	55,662
United Urban Investment Corp. REIT	12	19,373
USS Co., Ltd.	1,050	17,922
West Japan Railway Co.	700	30,835
Yamaha Corp.	6,600	104,350

		22,851,155

Netherlands - 1.1%
Akzo Nobel NV	3,817	286,196
ING Groep NV CVA †	34,347	481,974
Koninklijke Ahold NV	36,709	688,334
Koninklijke Philips NV	13,504	428,594
Reed Elsevier NV	58,310	1,338,986

		3,224,084

Singapore - 0.6%
Ascendas Real Estate Investment Trust REIT	16,478	30,450
Avago Technologies Ltd. (1)	5,400	389,178
CapitaCommercial Trust REIT	16,000	21,853
CapitaMall Trust REIT	19,494	30,899
ComfortDelGro Corp. Ltd.	36,000	72,193
DBS Group Holdings Ltd.	20,054	269,720
Global Logistic Properties Ltd.	9,000	19,505
Jardine Cycle & Carriage Ltd.	2,291	81,422
Keppel Corp. Ltd.	9,000	77,908

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Singapore - 0.6% (continued)
Keppel REIT Management Ltd. REIT	400	$411
Noble Group Ltd.	77,000	84,753
Oversea-Chinese Banking Corp. Ltd.	14,422	110,619
Sembcorp Industries Ltd.	7,777	33,512
Sembcorp Marine Ltd.	10,000	32,903
Singapore Airlines Ltd.	20,000	166,440
Singapore Exchange Ltd.	6,967	38,860
Singapore Technologies Engineering Ltd.	12,103	36,921
Singapore Telecommunications Ltd.	32,635	100,865
StarHub Ltd.	476	1,593
United Overseas Bank Ltd.	15,201	274,876
UOL Group Ltd.	3,340	17,483
Wilmar International Ltd.	36,000	92,155
Yangzijiang Shipbuilding Holdings Ltd.	404	350

		1,984,869

Spain - 1.8%
ACS Actividades de Construccion y
Servicios SA	11,180	511,711
Banco de Sabadell SA	124,138	423,713
Banco Santander SA	124,074	1,296,482
CaixaBank SA	30,438	187,773
Gas Natural SDG SA	46,096	1,456,322
Iberdrola SA	132,198	1,011,254
Red Electrica Corp. SA	7,041	643,633

		5,530,888

Sweden - 0.9%
Alfa Laval AB	6,776	174,482
Hennes & Mauritz AB, B Shares	5,474	238,994
Husqvarna AB, B Shares	24,394	189,580
Investment AB Kinnevik, B Shares	2,409	102,644
Investor AB, B Shares	3,849	144,226
Securitas AB, B Shares	15,055	178,511
Skandinaviska Enskilda Banken AB, Class A	41,856	558,684
Svenska Cellulosa AB SCA, Class B	21,989	572,679
Telefonaktiebolaget LM Ericsson, B Shares	34,123	412,232
TeliaSonera AB	34,247	250,071

		2,822,103

Switzerland - 3.5%
ABB Ltd. †	17,869	411,172
Actelion Ltd. †	835	105,686
Aryzta AG †	4,398	416,509
Baloise Holding AG	1,693	199,345
Givaudan SA †	174	289,871
Nestle SA	11,709	907,295
Novartis AG	23,066	2,088,820
Roche Holding AG	9,791	2,917,296
Sika AG	216	882,491
Swiss Life Holding AG †	5,885	1,394,991
Swiss Re AG †	11,436	1,016,857

		10,630,333

United Kingdom - 8.4%
3i Group PLC	160,394	1,102,308
Aon PLC (1)	7,000	630,630
Associated British Foods PLC	24,843	1,295,625
AstraZeneca PLC	11,156	829,980
Babcock International Group PLC	14,818	294,536
BHP Billiton PLC	17,149	557,497
BP PLC	93,442	822,843
British Land Co. PLC REIT	13,261	159,339
British Sky Broadcasting Group PLC	56,676	876,515

	SHARES	VALUE (Note 2)
United Kingdom - 8.4% (continued)
BT Group PLC	267,814	$1,759,823
Delphi Automotive PLC (1)	7,800	536,172
Direct Line Insurance Group PLC	54,530	251,649
easyJet PLC	49,179	1,148,463
Friends Life Group Ltd.	107,900	581,821
GlaxoSmithKline PLC	24,172	643,584
Hammerson PLC REIT	10,329	102,492
HSBC Holdings PLC	29,211	296,348
IMI PLC	15,848	402,973
International Consolidated Airlines Group SA †	18,439	117,005
Investec PLC	43,650	402,156
ITV PLC	213,482	650,576
Kingfisher PLC	181,194	1,112,332
Land Securities Group PLC REIT	8,648	153,238
Lloyds Banking Group PLC †	156,323	198,698
Melrose Industries PLC	82,332	366,370
Next PLC	8,751	968,763
Persimmon PLC †	17,618	383,714
Persimmon PLC (3)†(a)	30,385	36,401
Randgold Resources Ltd.	1,514	127,491
Reckitt Benckiser Group PLC	8,186	713,780
Rio Tinto PLC	10,392	561,108
Royal Dutch Shell PLC, A Shares	31,097	1,285,013
Royal Dutch Shell PLC, B Shares	19,975	868,116
Schroders PLC	8,783	376,370
Shire PLC	4,681	367,192
Smith & Nephew PLC	37,559	664,719
Travis Perkins PLC	45,208	1,266,066
TUI Travel PLC	77,389	526,823
Tullow Oil PLC	14,217	207,408
Unilever PLC	10,377	470,384
Vodafone Group PLC	349,137	1,166,914
WPP PLC	7,551	164,551

		25,447,786

United States - 49.4%
3M Co. (1)	5,300	759,172
AbbVie, Inc. (1)	26,700	1,506,948
Activision Blizzard, Inc. (1)	6,600	147,180
AES Corp. (1)	38,400	597,120
Aetna, Inc. (1)	2,100	170,268
Akamai Technologies, Inc. (1)†	18,300	1,117,398
Alexion Pharmaceuticals, Inc. (1)†	4,500	703,125
Allergan, Inc. (1)	3,700	626,114
Allstate Corp./The (1)	6,800	399,296
American Electric Power Co., Inc. (1)	6,900	384,813
American Tower Corp. REIT (1)	4,100	368,918
Ameriprise Financial, Inc. (1)	3,100	372,000
Amgen, Inc. (1)	2,349	278,051
Anadarko Petroleum Corp. (1)	3,300	361,251
Annaly Capital Management, Inc. REIT (1)	14,918	170,513
Apache Corp. (1)	2,100	211,302
Apple, Inc. (1)	47,796	4,441,682
Archer-Daniels-Midland Co. (1)	40,000	1,764,400
Ashland, Inc. (1)	1,700	184,858
Assurant, Inc. (1)	8,700	570,285
AT&T, Inc. (1)	52,697	1,863,366
Autodesk, Inc. (1)†	9,700	546,886
AvalonBay Communities, Inc. REIT (1)	1,311	186,411
Avery Dennison Corp. (1)	21,700	1,112,125
Axis Capital Holdings Ltd. (1)	15,500	686,340
Baker Hughes, Inc. (1)	24,200	1,801,690
Bank of America Corp. (1)	98,838	1,519,140

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United States - 49.4% (continued)
Bank of New York Mellon Corp./The (1)	2,200	$82,456
Bed Bath & Beyond, Inc. (1)†	6,300	361,494
Berkshire Hathaway, Inc., Class B (1)†	8,550	1,082,088
Best Buy Co., Inc. (1)	21,800	676,018
Biogen Idec, Inc. (1)†	6,300	1,986,453
Boeing Co./The (1)	9,400	1,195,962
Boston Properties, Inc. REIT (1)	2,763	326,531
Boston Scientific Corp. (1)†	92,000	1,174,840
Broadcom Corp., Class A (1)	24,700	916,864
Cardinal Health, Inc. (1)	9,700	665,032
CareFusion Corp. (1)†	23,800	1,055,530
Catamaran Corp. (1)†	1,600	70,655
CBS Corp., Class B (1)	9,600	596,544
Celgene Corp. (1)†	11,800	1,013,384
CF Industries Holdings, Inc. (1)	1,600	384,848
Chevron Corp. (1)	6,600	861,630
Cigna Corp. (1)	2,200	202,334
Cimarex Energy Co. (1)	12,400	1,778,904
Cisco Systems, Inc. (1)	43,489	1,080,702
Citrix Systems, Inc. (1)†	15,000	938,250
Coca-Cola Co./The (1)	31,760	1,345,354
Cognizant Technology Solutions Corp., Class A (1)†	5,200	254,332
Colgate-Palmolive Co. (1)	9,456	644,710
Comcast Corp., Class A (1)	9,700	520,696
Comerica, Inc. (1)	5,400	270,864
Computer Sciences Corp. (1)	25,400	1,605,280
ConocoPhillips (1)	4,800	411,504
Corning, Inc. (1)	4,900	107,555
Crown Castle International Corp. REIT (1)	4,000	297,040
Cummins, Inc. (1)	2,000	308,580
CVS Caremark Corp. (1)	30,100	2,268,637
Danaher Corp. (1)	7,100	558,983
Deere & Co. (1)	2,900	262,595
DIRECTV (1)†	4,369	371,409
Discover Financial Services	15,200	942,096
DISH Network Corp., Class A (1)†	7,400	481,592
Dollar General Corp. (1)†	13,000	745,680
Dow Chemical Co./The (1)	4,600	236,716
DTE Energy Co. (1)	11,600	903,292
Duke Energy Corp. (1)	5,600	415,464
Dun & Bradstreet Corp./The (1)	5,600	617,120
Edison International (1)	10,456	607,598
Electronic Arts, Inc. (1)†	25,400	911,098
Eli Lilly & Co. (1)	18,200	1,131,494
Emerson Electric Co. (1)	5,700	378,252
EOG Resources, Inc. (1)	18,500	2,161,910
Equity Residential REIT (1)	3,548	223,524
Everest Re Group Ltd. (1)	5,500	882,695
Exxon Mobil Corp. (1)	21,189	2,133,308
Facebook, Inc., Class A (1)†	40,400	2,718,516
Fidelity National Information Services, Inc. (1)	15,800	864,892
FLIR Systems, Inc. (1)	14,400	500,112
GameStop Corp., Class A (1)	31,500	1,274,805
Gap, Inc./The (1)	6,219	258,524
General Electric Co. (1)	76,002	1,997,333
Gilead Sciences, Inc. (1)†	8,500	704,735
Goldman Sachs Group, Inc./The (1)	400	66,976
Google, Inc., Class A (1)†	4,502	2,632,184
Google, Inc., Class C (1)†	2,202	1,266,767
Halliburton Co. (1)	21,300	1,512,513
HCP, Inc. REIT (1)	4,772	197,465
Health Care REIT, Inc. REIT (1)	3,000	188,010

	SHARES	VALUE (Note 2)
United States - 49.4% (continued)
Hershey Co./The (1)	1,700	$165,529
Hess Corp. (1)	12,200	1,206,458
Hewlett-Packard Co. (1)	42,700	1,438,136
Home Depot, Inc./The (1)	13,906	1,125,830
Honeywell International, Inc. (1)	4,100	381,095
Hormel Foods Corp. (1)	14,200	700,770
Host Hotels & Resorts, Inc. REIT (1)	9,300	204,693
Humana, Inc. (1)	11,400	1,456,008
Intel Corp. (1)	47,800	1,477,020
International Business Machines Corp. (1)	7,923	1,436,202
International Paper Co. (1)	3,300	166,551
Interpublic Group of Cos., Inc./The (1)	33,800	659,438
Johnson & Johnson (1)	26,616	2,784,566
Johnson Controls, Inc. (1)	3,000	149,790
JPMorgan Chase & Co. (1)	16,873	972,222
KeyCorp (1)	93,700	1,342,721
Kimberly-Clark Corp. (1)	12,263	1,363,891
Kimco Realty Corp. REIT (1)	6,500	149,370
Kohl’s Corp. (1)	2,300	121,164
Lam Research Corp. (1)	5,500	371,690
Lockheed Martin Corp. (1)	2,400	385,752
LyondellBasell Industries NV, Class A (1)	18,900	1,845,585
Macy’s, Inc. (1)	12,500	725,250
Manpowergroup, Inc. (1)	3,000	254,550
Marathon Oil Corp. (1)	7,629	304,550
Marathon Petroleum Corp. (1)	2,000	156,140
Marvell Technology Group Ltd. (1)	99,000	1,418,670
MasterCard, Inc., Class A (1)	18,100	1,329,807
McKesson Corp. (1)	8,000	1,489,680
Medtronic, Inc. (1)	30,882	1,969,036
Merck & Co., Inc. (1)	50,819	2,939,879
MetLife, Inc. (1)	1,400	77,784
Microsoft Corp. (1)	38,750	1,615,875
Monster Beverage Corp. (1)†	10,300	731,609
Navient Corp. (1)	14,400	255,024
NetApp, Inc. (1)	3,800	138,776
Netflix, Inc. (1)†	200	88,120
Newmont Mining Corp. (1)	5,161	131,296
Northrop Grumman Corp. (1)	13,379	1,600,530
NVIDIA Corp. (1)	58,400	1,082,736
Occidental Petroleum Corp. (1)	7,590	778,962
Parker Hannifin Corp. (1)	2,300	289,179
PartnerRe Ltd. (1)	8,900	971,969
PepsiCo, Inc. (1)	12,272	1,096,380
Pfizer, Inc. (1)	97,994	2,908,462
Phillips 66 (1)	16,100	1,294,923
PNC Financial Services Group, Inc./The (1)	7,000	623,350
PPG Industries, Inc. (1)	5,897	1,239,254
Procter & Gamble Co./The (1)	10,208	802,247
Prologis, Inc. REIT (1)	5,080	208,737
Prudential Financial, Inc. (1)	5,800	514,866
Public Storage REIT (1)	1,569	268,848
QUALCOMM, Inc. (1)	11,800	934,560
Raytheon Co. (1)	7,067	651,931
Schlumberger Ltd. (1)	6,800	802,060
Simon Property Group, Inc. REIT (1)	3,242	539,080
Southwest Airlines Co. (1)	1,300	34,918
Southwestern Energy Co. (1)†	22,400	1,018,976
SPX Corp. (1)	6,200	670,902
Starbucks Corp. (1)	2,100	162,498
Superior Energy Services, Inc. (1)	21,600	780,624
TE Connectivity Ltd. (1)	19,700	1,218,248
Texas Instruments, Inc. (1)	8,100	387,099
Time Warner Cable, Inc. (1)	3,200	471,360

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United States - 49.4% (continued)
Time Warner, Inc. (1)	4,500	$316,125
Travelers Cos., Inc./The (1)	9,201	865,538
Tyson Foods, Inc., Class A (1)	39,300	1,475,322
Union Pacific Corp. (1)	3,400	339,150
United Parcel Service, Inc., Class B (1)	1,700	174,522
United Technologies Corp. (1)	5,400	623,430
UnitedHealth Group, Inc. (1)	9,000	735,750
Unum Group (1)	800	27,808
Valero Energy Corp. (1)	16,500	826,650
Ventas, Inc. REIT (1)	4,800	307,680
Verizon Communications, Inc. (1)	22,512	1,101,512
Verizon Communications, Inc.	12,099	591,796
Viacom, Inc., Class B (1)	5,837	506,243
Vornado Realty Trust REIT (1)	2,748	293,294
Walgreen Co. (1)	3,300	244,629
Walt Disney Co./The (1)	7,500	643,050
Waste Management, Inc. (1)	2,373	106,144
WellPoint, Inc. (1)	15,300	1,646,433
Wells Fargo & Co. (1)	66,770	3,509,431
Western Digital Corp. (1)	17,000	1,569,100
Whiting Petroleum Corp. (1)†	12,500	1,003,125
Wyndham Worldwide Corp. (1)	2,000	151,440
Wynn Resorts Ltd. (1)	1,000	207,560
Yahoo!, Inc. (1)†	37,000	1,299,810

		148,932,149

TOTAL COMMON STOCKS (cost $208,502,681)		272,996,558

PREFERRED STOCKS - 0.6%

Germany - 0.6%
Henkel AG & Co. KGaA	9,792	1,131,292
Porsche Automobil Holding SE	6,075	631,633

TOTAL PREFERRED STOCKS (cost $1,243,526)		1,762,925

RIGHTS - 0.0% (b)

Hong Kong - 0.0% (b)
HKT Trust and HKT Ltd. (3)†(a)
(cost $—)	5,551	1,642

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	26

MONEY MARKET FUNDS - 6.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.030% (c)(d)	15	15
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	18,842,363	18,842,363

TOTAL MONEY MARKET FUNDS (cost $18,842,378)		18,842,378

TOTAL INVESTMENTS - 97.4% (cost $228,588,585)		293,603,529

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6% (e)		7,837,815

NET ASSETS - 100.0%		$301,441,344

†	Non income-producing security.
(a)	Security fair valued at as of June 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $38,043 or 0.0% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of June 30, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$31,371,218	10.4%
Consumer Staples	20,340,542	6.7
Energy	27,741,027	9.2
Financials	51,608,772	17.2
Health Care	41,234,918	13.7
Industrials	29,072,288	9.6
Information Technology	40,719,824	13.5
Materials	12,147,184	4.0
Telecommunication Services	10,875,637	3.6
Utilities	9,649,741	3.2
Money Market Funds	18,842,378	6.3

Total Investments	293,603,529	97.4
Other Assets in Excess of Liabilities (e)	7,837,815	2.6

Net Assets	$301,441,344	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index Futures	7/2014	HKD	4,554,192	$8,592
Goldman Sachs	Swiss Market Index Futures	9/2014	CHF	(19,858,324)	222,013

					$230,605

Cash held as collateral for Goldman Sachs for total return swap contracts was $200,000 at June 30, 2014.

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
126	Barclays Capital	Amsterdam Index Futures	7/2014	$14,330,930	$14,259,754	$(71,176)
220	Barclays Capital	CAC40 Index Futures	7/2014	13,616,192	13,321,098	(295,094)
35	Barclays Capital	DAX Index Futures	9/2014	11,895,471	11,813,037	(82,434)
85	Barclays Capital	FTSE 100 Index Futures	9/2014	9,775,441	9,762,424	(13,017)
79	Barclays Capital	Hang Seng Index Futures	7/2014	11,637,143	11,774,980	137,837
17	Barclays Capital	IBEX 35 Index Futures	7/2014	2,541,698	2,526,954	(14,744)
3	Barclays Capital	MSCI Singapore Index Futures	7/2014	178,561	178,282	(279)
143	Barclays Capital	S&P 500 E-Mini Futures	9/2014	13,778,376	13,959,660	181,284

				77,753,812	77,596,189	(157,623)

Short Contracts:
30	Barclays Capital	FTSE/MIB Index Futures	9/2014	$(4,488,865)	$(4,375,529)	$113,336
190	Barclays Capital	OMXS30 Index Futures	7/2014	(3,950,901)	(3,922,818)	28,083
22	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2014	(3,527,241)	(3,561,482)	(34,241)
140	Barclays Capital	SPI 200 Index Futures	9/2014	(17,693,917)	(17,669,940)	23,977
44	Barclays Capital	TOPIX Index Futures	9/2014	(5,395,264)	(5,483,441)	(88,177)

				(35,056,188)	(35,013,210)	42,978

				$42,697,624	$42,582,979	$(114,645)

Cash held as collateral at Barclays Capital for futures contracts was $6,435,142 at June 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	9,574,500	$8,859,510	$8,978,002	$118,492
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	9,582,500	8,867,036	8,985,504	118,468
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	3,094,999	2,834,167	2,894,910	60,743
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	3,094,999	2,834,156	2,894,910	60,754
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	503,500	91,792	92,514	722
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	1,278,500	233,533	234,914	1,381
Euro, Expiring 09/17/14	Credit Suisse International	EUR	7,629,500	10,382,544	10,450,148	67,604
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	7,825,500	10,649,808	10,718,609	68,801
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	4,368,000	7,410,506	7,470,575	60,069
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	4,368,000	7,410,567	7,470,575	60,008
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	813,500	104,945	104,920	(25)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	1,656,500	213,698	213,645	(53)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	1,121,500	323,636	326,683	3,047
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	1,121,499	323,642	326,683	3,041
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	529,852,500	5,198,611	5,233,232	34,621
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	529,852,500	5,198,645	5,233,232	34,587
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	37,327,001	6,198,682	6,067,248	(131,434)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	37,327,000	6,198,657	6,067,249	(131,408)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	22,953,001	19,304,929	19,948,872	643,943
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	22,953,000	19,304,875	19,948,872	643,997
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	158,500	126,157	127,119	962
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	158,500	126,161	127,120	959

				$122,196,257	$123,915,536	$1,719,279

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(1,540,000)	$(1,439,351)	$(1,444,057)	$(4,706)
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	(1,540,000)	(1,439,344)	(1,444,057)	(4,713)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Canadian Dollar, Expiring 09/17/14	Credit Suisse International	CAD	(3,495,000)	$(3,226,908)	$(3,269,051)	$(42,143)
Canadian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	CAD	(3,567,000)	(3,293,681)	(3,336,397)	(42,716)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(3,234,500)	(3,612,976)	(3,649,828)	(36,852)
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	(4,912,500)	(5,493,567)	(5,543,292)	(49,725)
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	(2,574,500)	(469,980)	(473,046)	(3,066)
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	(2,574,500)	(469,980)	(473,046)	(3,066)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(994,000)	(1,348,353)	(1,361,485)	(13,132)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(994,000)	(1,348,337)	(1,361,485)	(13,148)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(11,707,002)	(19,616,629)	(20,022,446)	(405,817)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(11,993,001)	(20,101,692)	(20,511,587)	(409,895)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	(83,000)	(10,706)	(10,705)	1
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(10,500)	(3,021)	(3,059)	(38)
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	(10,500)	(3,021)	(3,059)	(38)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(436,920,000)	(4,271,885)	(4,315,359)	(43,474)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(450,353,000)	(4,403,110)	(4,448,034)	(44,924)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(5,845,000)	(959,916)	(950,064)	9,852
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(5,845,000)	(959,935)	(950,064)	9,871
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(108,883,501)	(16,303,267)	(16,283,119)	20,148
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	(111,775,500)	(16,732,289)	(16,715,606)	16,683
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(28,000)	(22,380)	(22,456)	(76)
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	(84,000)	(67,267)	(67,369)	(102)

				(105,597,595)	(106,658,671)	(1,061,076)

				$16,598,662	$17,256,865	$658,203

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amounts of $15 and $92, respectively, at June 30, 2014. Additional cash held as collateral for Credit Suisse International and The Royal Bank of Scotland for forward currency exchange contracts was $590,000 and $410,000, respectively, at June 30, 2014.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 89.2%	SHARES	VALUE (Note 2)
Australia - 7.0%
AGL Energy Ltd.	53,508	$781,591
Alumina Ltd. †	2,015,448	2,573,865
Amcor Ltd.	91,929	904,172
AMP Ltd.	54,700	273,437
Asciano Ltd.	54,951	291,979
ASX Ltd.	10,285	345,776
Aurizon Holdings Ltd.	292,001	1,371,174
Australia & New Zealand Banking Group Ltd.	192,875	6,064,859
Bank of Queensland Ltd.	18,621	213,995
Bendigo and Adelaide Bank Ltd.	168,763	1,941,605
BHP Billiton Ltd.	187,968	6,410,585
Boral Ltd.	222,599	1,101,279
Brambles Ltd.	88,862	769,890
Caltex Australia Ltd.	28,351	576,865
CFS Retail Property Trust Group REIT	134,550	258,743
Commonwealth Bank of Australia	55,925	4,265,295
Computershare Ltd.	15,439	181,719
Dexus Property Group REIT	283,799	297,030
Federation Centres Ltd. REIT	83,291	195,467
Flight Centre Travel Group Ltd.	35,758	1,498,399
Fortescue Metals Group Ltd.	57,443	237,248
Goodman Group REIT	110,663	526,865
GPT Group/The REIT (3)†(a)	143,427	—
GPT Group/The REIT	113,631	411,523
Incitec Pivot Ltd.	476,016	1,301,405
Leighton Holdings Ltd.	37,697	699,939
Lend Lease Group	17,020	210,409
Macquarie Group Ltd.	60,767	3,418,373
Metcash Ltd.	321,677	801,052
Mirvac Group REIT	214,560	361,066
National Australia Bank Ltd.	172,218	5,323,045
Newcrest Mining Ltd. †	41,734	419,162
Rio Tinto Ltd.	15,514	870,335
Scentre Group REIT †	302,378	912,408
Seek Ltd.	19,803	296,136
Sonic Healthcare Ltd.	109,310	1,788,113
Stockland REIT	127,919	467,859
Tabcorp Holdings Ltd.	134,063	424,607
Tatts Group Ltd.	404,943	1,248,487
Telstra Corp. Ltd.	791,676	3,889,321
Treasury Wine Estates Ltd.	36,688	173,258
Westfield Corp. REIT	118,519	799,066
Westpac Banking Corp.	100,568	3,216,781
Woolworths Ltd.	87,251	2,897,303
WorleyParsons Ltd.	27,678	453,983

		61,465,469

Belgium - 0.8%
Ageas	65,622	2,617,084
Belgacom SA	38,548	1,279,667
Colruyt SA	14,067	714,479
Delhaize Group SA	24,604	1,664,884
Groupe Bruxelles Lambert SA	2,641	274,489

		6,550,603

China - 0.0% (b)
FIH Mobile Ltd. †	406	258

Denmark - 1.3%
AP Moeller - Maersk A/S, Class B	521	1,295,354
Coloplast A/S, Class B	30,336	2,744,957
DSV A/S	27,462	895,492
Novo Nordisk A/S, Class B	53,554	2,471,676

	SHARES	VALUE (Note 2)
Denmark - 1.3% (continued)
TDC A/S	363,785	$3,763,139
Tryg A/S	4,860	491,041

		11,661,659

Finland - 0.6%
Orion OYJ, Class B	66,403	2,475,024
Sampo, A Shares	21,843	1,104,216
Stora Enso OYJ, R Shares	25,487	247,788
Wartsila OYJ	24,177	1,198,258

		5,025,286

France - 9.3%
Aeroports de Paris	3,330	439,016
Christian Dior SA	9,854	1,961,917
Cie de St-Gobain	29,619	1,671,170
Cie Generale des Etablissements Michelin	68,497	8,178,694
CNP Assurances	128,003	2,656,691
Credit Agricole SA	29,182	412,016
Electricite de France SA	275,596	8,677,938
GDF Suez	397,721	10,957,832
Iliad SA	1,533	463,746
Klepierre REIT	3,675	187,254
Lagardere SCA	144,382	4,704,193
Orange SA	723,752	11,451,435
Sanofi	73,801	7,844,275
Societe BIC SA	16,433	2,248,658
Societe Generale SA	139,135	7,296,609
Thales SA	69,511	4,202,941
Total SA	59,037	4,271,309
Unibail-Rodamco SE REIT	7,665	2,230,595
Vivendi SA †	50,534	1,236,646

		81,092,935

Germany - 8.0%
Bayer AG	60,417	8,523,220
Celesio AG †	54,560	1,940,141
Commerzbank AG †	608,902	9,543,381
Continental AG	16,155	3,735,210
Deutsche Boerse AG	12,335	956,390
Deutsche Lufthansa AG	366,745	7,872,935
Deutsche Post AG	165,919	5,988,831
Deutsche Telekom AG	3,340	58,580
Merck KGaA	110,160	9,552,714
Metro AG †	59,331	2,581,994
Muenchener Rueckversicherungs AG	34,561	7,653,477
OSRAM Licht AG †	96,167	4,842,914
ProSiebenSat.1 Media AG	29,561	1,315,731
Telefonica Deutschland Holding AG †	64,820	535,819
United Internet AG	107,891	4,739,886

		69,841,223

Hong Kong - 2.5%
AIA Group Ltd.	636,800	3,199,674
ASM Pacific Technology Ltd.	14,204	155,219
BOC Hong Kong Holdings Ltd.	53	154
Cathay Pacific Airways Ltd.	155,000	289,668
Cheung Kong Holdings Ltd.	132,278	2,346,830
Cheung Kong Infrastructure Holdings Ltd.	37,827	261,314
CLP Holdings Ltd.	111,509	916,038
First Pacific Co., Ltd.	144,000	160,743
Galaxy Entertainment Group Ltd.	129,000	1,031,030
Hang Lung Group Ltd.	276	1,494
Hang Seng Bank Ltd.	35	572
Henderson Land Development Co., Ltd.	72,490	424,254
HKT Trust and HKT Ltd.	239,694	282,446
Hong Kong & China Gas Co., Ltd.	120,186	263,093

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 2.5% (continued)
Hong Kong Exchanges and Clearing Ltd.	66,154	$1,233,248
Hutchison Whampoa Ltd.	78,832	1,078,151
Hysan Development Co., Ltd.	248,000	1,161,542
Kerry Properties Ltd.	172,000	601,207
Li & Fung Ltd.	1,336	1,979
Link REIT/The REIT	139,382	750,401
MGM China Holdings Ltd.	368,000	1,276,270
Mongolia Energy Corp. Ltd. †	406	11
New World Development Co., Ltd.	295,896	336,847
NWS Holdings Ltd.	86,000	159,314
PCCW Ltd.	131,000	78,104
Power Assets Holdings Ltd.	11,500	100,659
Sands China Ltd.	38,000	286,812
Shanghai Industrial Urban Development Group Ltd. †	8	2
Sino Land Co., Ltd.	562,000	925,119
SJM Holdings Ltd.	381,000	954,461
Sun Hung Kai Properties Ltd.	131,046	1,798,214
Swire Pacific Ltd., Class A	41,030	505,011
Swire Properties Ltd.	71	207
Television Broadcasts Ltd.	3	19
Wharf Holdings Ltd.	44,243	318,586
Wheelock & Co., Ltd.	6,621	27,640
Yue Yuen Industrial Holdings Ltd.	284,609	952,285

		21,878,618

Ireland - 0.0% (b)
James Hardie Industries PLC CDI	16,922	220,762

Italy - 2.8%
Fiat SpA †	480,546	4,737,948
Mediobanca SpA †	501,051	4,989,283
Pirelli & C. SpA	142,816	2,289,315
Prysmian SpA	268,711	6,068,187
Unione di Banche Italiane SCpA	708,577	6,122,861

		24,207,594

Japan - 18.4%
Alfresa Holdings Corp.	39,900	2,572,463
Asahi Glass Co., Ltd.	413	2,435
Asahi Kasei Corp.	297,000	2,273,690
Astellas Pharma, Inc.	206,500	2,715,592
Azbil Corp.	37	948
Bandai Namco Holdings, Inc.	91,300	2,140,588
Bridgestone Corp.	45,700	1,600,572
Brother Industries Ltd.	29,600	513,191
Canon, Inc.	15	490
Casio Computer Co., Ltd.	47,600	691,397
Central Japan Railway Co.	25,600	3,654,355
Chiyoda Corp.	69,000	836,261
Chubu Electric Power Co., Inc. †	97	1,205
Coca-Cola West Co., Ltd.	26,800	462,161
Credit Saison Co., Ltd.	12	250
Dai Nippon Printing Co., Ltd.	107,000	1,117,932
Daito Trust Construction Co., Ltd.	5,187	609,934
Daiwa House Industry Co., Ltd.	17,295	358,536
Daiwa Securities Group, Inc.	87,000	753,792
Denso Corp.	3,700	176,751
East Japan Railway Co.	27,213	2,144,169
FANUC Corp.	8,200	1,416,041
Fuji Electric Co., Ltd.	260,000	1,233,719
Fuji Heavy Industries Ltd.	117,621	3,261,485
FUJIFILM Holdings Corp.	114,143	3,185,800
Fujitsu Ltd.	447,000	3,349,303
Fukuoka Financial Group, Inc.	4,046	19,542
Gree, Inc.	107,900	946,172

	SHARES	VALUE (Note 2)
Japan - 18.4% (continued)
Hakuhodo DY Holdings, Inc.	164,600	$1,635,842
Hankyu Hanshin Holdings, Inc.	67,000	382,546
Hino Motors Ltd.	142,000	1,959,080
Honda Motor Co., Ltd.	18,697	652,427
Hoya Corp.	60,600	2,014,818
Hulic Co., Ltd.	16,200	213,672
Inpex Corp.	92,200	1,402,565
ITOCHU Corp.	94,744	1,216,303
Itochu Techno-Solutions Corp.	6,000	260,815
J Front Retailing Co., Ltd.	32,000	224,673
Japan Airlines Co., Ltd.	48,500	2,681,541
Japan Petroleum Exploration Co.	17,300	721,716
Japan Real Estate Investment Corp. REIT	84	489,277
Japan Retail Fund Investment Corp. REIT	149	335,208
JFE Holdings, Inc.	65,500	1,354,815
JGC Corp.	87,000	2,646,496
JTEKT Corp.	33,070	557,986
JX Holdings, Inc.	95	508
Kaneka Corp.	625	3,913
Kansai Electric Power Co., Inc./The †	32	302
Kao Corp.	85	3,348
Kawasaki Heavy Industries Ltd.	223,000	850,116
KDDI Corp.	2,500	152,534
Kinden Corp.	132,564	1,289,959
Kobe Steel Ltd.	655,000	985,093
Koito Manufacturing Co., Ltd.	22,700	581,701
Komatsu Ltd.	38	882
Konica Minolta, Inc.	306,200	3,026,509
Mabuchi Motor Co., Ltd.	5,700	432,217
Marubeni Corp.	56,974	416,991
Medipal Holdings Corp.	140,900	1,997,654
MEIJI Holdings Co., Ltd.	17,000	1,127,054
Miraca Holdings, Inc.	6	291
Mitsubishi Electric Corp.	340,000	4,199,932
Mitsubishi Estate Co., Ltd.	77,020	1,902,819
Mitsubishi Motors Corp.	49,000	541,471
Mitsubishi UFJ Financial Group, Inc.	922,891	5,665,367
Mitsui & Co., Ltd.	43	689
Mitsui Fudosan Co., Ltd.	59,205	1,998,126
Mitsumi Electric Co., Ltd.	89	645
Mizuho Financial Group, Inc.	539,610	1,109,171
MS&AD Insurance Group Holdings, Inc.	22,700	548,633
Nexon Co., Ltd.	46,800	447,289
NH Foods Ltd.	62,000	1,210,499
NHK Spring Co., Ltd.	95,500	896,230
Nippon Building Fund, Inc. REIT	84	491,139
Nippon Steel & Sumitomo Metal Corp.	405	1,297
Nippon Telegraph & Telephone Corp.	19,019	1,185,414
Nippon Yusen KK	210,000	605,761
Nishi-Nippon City Bank Ltd./The	737	1,812
Nisshin Seifun Group, Inc.	92	1,099
Nitto Denko Corp.	83	3,888
Nomura Holdings, Inc.	191,200	1,354,329
Nomura Real Estate Holdings, Inc.	8,000	151,526
NTT Data Corp.	15,000	576,847
NTT DOCOMO, Inc.	43,700	745,994
Omron Corp.	47,200	1,990,405
ORIX Corp.	76,990	1,276,556
Osaka Gas Co., Ltd.	802	3,370
Otsuka Holdings Co., Ltd.	95,900	2,973,872
Panasonic Corp.	339,600	4,116,650
Rengo Co., Ltd.	299	1,429
Resona Holdings, Inc.	591,200	3,445,121

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 18.4% (continued)
Rohm Co., Ltd.	55,200	$3,165,991
Sankyo Co., Ltd.	17,300	665,482
Secom Co., Ltd.	29,200	1,782,527
Seino Holdings Co., Ltd.	837	9,506
Sekisui Chemical Co., Ltd.	144,000	1,669,480
Sekisui House Ltd.	32,000	439,120
Seven & I Holdings Co., Ltd.	54,239	2,286,164
Sharp Corp. †	245	787
Shimamura Co., Ltd.	17,600	1,732,432
Shionogi & Co., Ltd.	143,500	2,997,229
SoftBank Corp.	28,400	2,116,453
Sojitz Corp.	373,162	659,911
Sony Corp.	71	1,186
Sumitomo Heavy Industries Ltd.	458,000	2,180,061
Sumitomo Mitsui Financial Group, Inc.	123,036	5,162,212
Sumitomo Mitsui Trust Holdings, Inc.	341	1,559
Sumitomo Realty & Development Co., Ltd.	24,261	1,042,169
Suzuken Co., Ltd.	47,500	1,769,420
Suzuki Motor Corp.	78,500	2,462,669
Taiheiyo Cement Corp.	373,000	1,503,951
Taisei Corp.	290,000	1,607,225
Takashimaya Co., Ltd.	271,000	2,632,097
Takeda Pharmaceutical Co., Ltd.	81	3,759
TDK Corp.	23,200	1,089,256
THK Co., Ltd.	70,600	1,664,432
Toho Co., Ltd.	17,900	419,809
Tokai Rika Co., Ltd.	99	1,989
Tokyo Electric Power Co., Inc. †	672,573	2,795,614
Tokyo Electron Ltd.	10,100	688,359
Tokyo Gas Co., Ltd.	160,071	935,024
Tokyu Corp.	158,000	1,120,675
Tokyu Fudosan Holdings Corp.	26,483	209,031
TOTO Ltd.	50,000	674,302
Toyo Seikan Group Holdings Ltd.	134,800	2,072,294
Toyoda Gosei Co., Ltd.	31,900	663,107
Toyota Motor Corp.	113,078	6,770,276
USS Co., Ltd.	40	683
West Japan Railway Co.	42,500	1,872,146
Yamaha Corp.	65,000	1,027,691

		161,001,084

Netherlands - 2.6%
Aegon NV	324,631	2,831,903
Akzo Nobel NV	50,320	3,772,955
ING Groep NV CVA †	247,726	3,476,212
Koninklijke Ahold NV	336,600	6,311,619
Randstad Holding NV	44,193	2,395,665
Reed Elsevier NV	167,655	3,849,902

		22,638,256

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	123,637	228,471
CapitaCommercial Trust REIT	120,000	163,898
CapitaMall Trust REIT	145,994	231,410
ComfortDelGro Corp. Ltd.	298,000	597,595
DBS Group Holdings Ltd.	150,128	2,019,176
Global Logistic Properties Ltd.	268,000	580,821
Jardine Cycle & Carriage Ltd.	10,066	357,745
Keppel Corp. Ltd.	131,728	1,140,300
Keppel Land Ltd.	62,000	168,176
Keppel REIT Management Ltd. REIT	803	825
Olam International Ltd.	94,000	194,533
Oversea-Chinese Banking Corp. Ltd.	72,479	555,923
Sembcorp Industries Ltd.	60,017	258,617
Singapore Airlines Ltd.	138,000	1,148,435

	SHARES	VALUE (Note 2)
Singapore - 1.3% (continued)
Singapore Exchange Ltd.	52,472	$292,672
Singapore Press Holdings Ltd.	53,000	177,231
Singapore Technologies Engineering Ltd.	93,265	284,515
Singapore Telecommunications Ltd.	223,524	690,845
StarHub Ltd.	988	3,307
United Overseas Bank Ltd.	102,097	1,846,193
UOL Group Ltd.	28,000	146,564
Wilmar International Ltd.	13,000	33,278
Yangzijiang Shipbuilding Holdings Ltd.	522,319	452,505

		11,573,035

Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	68,870	3,152,195
Banco de Sabadell SA	1,876,302	6,404,275
Banco Santander SA	652,898	6,822,302
CaixaBank SA	432,535	2,668,328
Gas Natural SDG SA	356,781	11,271,865
Iberdrola SA	614,386	4,699,770
Red Electrica Corp. SA	50,481	4,614,578

		39,633,313

Sweden - 1.8%
Husqvarna AB, B Shares	96,314	748,514
Investor AB, B Shares	19,364	725,592
Securitas AB, B Shares	64,271	762,076
Skandinaviska Enskilda Banken AB, Class A	212,288	2,833,568
Svenska Cellulosa AB SCA, Class B	293,122	7,634,039
Swedish Match AB	45,421	1,575,996
Telefonaktiebolaget LM Ericsson, B Shares	27,447	331,581
TeliaSonera AB	90,089	657,828

		15,269,194

Switzerland - 9.1%
ABB Ltd. †	127,941	2,943,966
Actelion Ltd. †	5,886	744,989
Adecco SA †	58,665	4,827,774
Aryzta AG †	31,010	2,936,776
Baloise Holding AG	12,816	1,509,045
EMS-Chemie Holding AG	1,100	438,950
Geberit AG	3,988	1,398,965
Givaudan SA †	4,853	8,084,741
Nestle SA	73,467	5,692,734
Novartis AG	173,523	15,713,963
Roche Holding AG	64,660	19,265,893
Sika AG	1,019	4,163,233
Sulzer AG	3,283	460,051
Swiss Life Holding AG †	22,634	5,365,203
Swiss Re AG †	48,536	4,315,686
Swisscom AG	2,270	1,318,590

		79,180,559

United Kingdom - 19.2%
3i Group PLC	599,975	4,123,329
ARM Holdings PLC	127,039	1,910,270
Associated British Foods PLC	146,586	7,644,831
AstraZeneca PLC	42,013	3,125,669
Aviva PLC	230,695	2,012,764
Babcock International Group PLC	48,590	965,819
BHP Billiton PLC	124,552	4,049,062
BP PLC	787,004	6,930,298
British Land Co. PLC REIT	145,305	1,745,930
British Sky Broadcasting Group PLC	210,761	3,259,495
BT Group PLC	1,844,445	12,119,969
Centrica PLC	198,410	1,060,229

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
United Kingdom - 19.2% (continued)
Direct Line Insurance Group PLC	253,763	$1,171,082
easyJet PLC	402,749	9,405,277
Friends Life Group Ltd.	715,452	3,857,875
GKN PLC	276,226	1,714,806
GlaxoSmithKline PLC	107,762	2,869,185
Hammerson PLC REIT	28,872	286,490
HSBC Holdings PLC	798,934	8,105,248
ICAP PLC	128,984	838,000
IMI PLC	96,532	2,454,556
InterContinental Hotels Group PLC	49,526	2,048,958
International Consolidated Airlines Group SA †	67,720	429,719
Investec PLC	139,590	1,286,071
ITV PLC	1,842,919	5,616,208
Kingfisher PLC	783,295	4,808,569
Land Securities Group PLC REIT	120,594	2,136,865
Lloyds Banking Group PLC †	2,093,273	2,660,705
Melrose Industries PLC	231,398	1,029,699
Next PLC	57,753	6,393,437
Persimmon PLC (3)†(a)	286,533	343,261
Persimmon PLC †	211,822	4,613,416
Randgold Resources Ltd.	3,761	316,706
Reckitt Benckiser Group PLC	45,801	3,993,626
Rio Tinto PLC	74,884	4,043,307
Royal Dutch Shell PLC, A Shares	224,457	9,275,179
Royal Dutch Shell PLC, B Shares	146,511	6,367,385
Schroders PLC	45,876	1,965,881
Shire PLC	72,413	5,680,299
Smith & Nephew PLC	245,173	4,339,067
Tate & Lyle PLC	98,319	1,150,328
Travis Perkins PLC	163,310	4,573,554
TUI Travel PLC	624,394	4,250,537
Tullow Oil PLC	33,537	489,263
Unilever PLC	76,998	3,490,280
Vodafone Group PLC	2,111,157	7,056,078

		168,008,582

TOTAL COMMON STOCKS (cost $649,061,976)		779,248,430

PREFERRED STOCKS - 1.2%

Germany - 1.2%
Henkel AG & Co. KGaA	30,922	3,572,491
Porsche Automobil Holding SE	69,701	7,246,986

TOTAL PREFERRED STOCKS (cost $7,841,933)		10,819,477

RIGHTS - 0.0% (b)

Hong Kong - 0.0% (b)
HKT Trust and HKT Ltd., (3)†(a)
(cost $—)	26,944	7,971

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd., †
(cost $—)	79	103

MONEY MARKET FUNDS - 6.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)
(cost $57,224,980)	57,224,980	57,224,980

VALUE (Note 2)
TOTAL INVESTMENTS - 97.0% (cost $714,128,889)	$847,300,961

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0% (e)	26,289,255

NET ASSETS - 100.0%	$873,590,216

†	Non income-producing security.
(a)	Security fair valued at as of June 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $351,232 or 0.0% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of June 30, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$115,033,015	13.2%
Consumer Staples	58,153,824	6.7
Energy	30,489,082	3.5
Financials	190,347,100	21.7
Health Care	104,109,466	11.9
Industrials	119,577,491	13.7
Information Technology	28,575,771	3.3
Materials	47,355,924	5.4
Telecommunication Services	49,093,887	5.6
Utilities	47,340,421	5.4
Money Market Funds	57,224,980	6.6

Total Investments	847,300,961	97.0
Other Assets in Excess of Liabilities (e)	26,289,255	3.0

Net Assets	$873,590,216	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index Futures	7/2014	HKD	33,017,895	$62,296
Goldman Sachs	Swiss Market Index Futures	9/2014	CHF	(66,339,840)	775,449

					$837,745

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $14,650,000 at June 30, 2014.

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
444	Barclays Capital	Amsterdam Index Futures	7/2014	$50,507,183	$50,248,655	$(258,528)
996	Barclays Capital	CAC40 Index Futures	7/2014	61,672,123	60,308,244	(1,363,879)
168	Barclays Capital	DAX Index Futures	9/2014	57,102,337	56,702,576	(399,761)
127	Barclays Capital	FTSE 100 Index Futures	9/2014	14,622,733	14,586,211	(36,522)
342	Barclays Capital	Hang Seng Index Futures	7/2014	50,378,230	50,975,227	596,997
32	Barclays Capital	IBEX 35 Index Futures	7/2014	4,784,414	4,756,620	(27,794)
15	Barclays Capital	MSCI Singapore Index Futures	7/2014	892,829	891,410	(1,419)

				239,959,849	238,468,943	(1,490,906)

Short Contracts:
112	Barclays Capital	FTSE/MIB Index Futures	9/2014	$(16,783,662)	$(16,335,310)	$448,352
200	Barclays Capital	OMXS30 Index Futures	7/2014	(4,159,818)	(4,129,282)	30,536
457	Barclays Capital	SPI 200 Index Futures	9/2014	(57,675,964)	(57,679,731)	(3,767)
189	Barclays Capital	TOPIX Index Futures	9/2014	(23,329,397)	(23,553,872)	(224,475)

				(101,948,841)	(101,698,195)	250,646

				$138,011,008	$136,770,748	$(1,240,260)

Cash held as collateral at Barclays Capital for futures contracts was $21,638,663 at June 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	32,475,050	$29,993,657	$30,451,832	$458,175
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	32,676,050	30,181,996	30,640,310	458,314
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	1,688,000	1,888,885	1,904,749	15,864
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	1,688,000	1,888,881	1,904,749	15,868
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	7,665,500	1,398,641	1,408,478	9,837
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	7,665,500	1,398,636	1,408,478	9,842
Euro, Expiring 09/17/14	Credit Suisse International	EUR	27,160,700	36,965,875	37,202,088	236,213
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	27,547,700	37,489,978	37,732,163	242,185
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	7,543,000	12,795,694	12,900,766	105,072
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	7,543,000	12,795,804	12,900,766	104,962
Hong Kong Dollar, Expiring 09/17/14	Credit Suisse International	HKD	9,391,000	1,211,479	1,211,192	(287)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	16,547,000	2,134,763	2,134,128	(635)
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	8,068,000	2,328,155	2,350,141	21,986
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	8,068,000	2,328,202	2,350,141	21,939
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	1,793,139,400	17,588,895	17,710,427	121,532
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	1,885,863,400	18,498,611	18,626,241	127,630
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	101,603,000	16,872,630	16,514,871	(357,759)
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	101,603,000	16,872,562	16,514,871	(357,691)
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	98,783,501	83,084,207	85,854,544	2,770,337
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	98,783,500	83,083,874	85,854,543	2,770,669
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	823,000	123,369	123,077	(292)
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	10,734,000	1,612,430	1,605,229	(7,201)
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	1,209,650	962,809	970,155	7,346
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	1,209,650	962,824	970,155	7,331

				$414,462,857	$421,244,094	$6,781,237

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/17/14	Credit Suisse International	AUD	(1,906,000)	$(1,781,431)	$(1,787,255)	$(5,824)
Australian Dollar, Expiring 09/17/14	The Royal Bank of Scotland	AUD	(1,906,000)	(1,781,422)	(1,787,255)	(5,833)
Swiss Franc, Expiring 09/17/14	Credit Suisse International	CHF	(28,248,900)	(31,526,754)	(31,876,217)	(349,463)
Swiss Franc, Expiring 09/17/14	The Royal Bank of Scotland	CHF	(38,896,900)	(43,362,145)	(43,891,481)	(529,336)
Danish Krone, Expiring 09/17/14	Credit Suisse International	DKK	(978,000)	(178,133)	(179,700)	(1,567)
Danish Krone, Expiring 09/17/14	The Royal Bank of Scotland	DKK	(6,554,000)	(1,190,636)	(1,204,248)	(13,612)
Euro, Expiring 09/17/14	Credit Suisse International	EUR	(9,241,000)	(12,532,217)	(12,657,424)	(125,207)
Euro, Expiring 09/17/14	The Royal Bank of Scotland	EUR	(9,241,000)	(12,532,010)	(12,657,424)	(125,414)
British Pound, Expiring 09/17/14	Credit Suisse International	GBP	(46,246,350)	(77,493,011)	(79,094,970)	(1,601,959)
British Pound, Expiring 09/17/14	The Royal Bank of Scotland	GBP	(48,292,350)	(80,961,587)	(82,594,236)	(1,632,649)
Hong Kong Dollar, Expiring 09/17/14	The Royal Bank of Scotland	HKD	(3,677,000)	(474,388)	(474,236)	152
Israeli Shekel, Expiring 09/17/14	Credit Suisse International	ILS	(121,500)	(34,997)	(35,392)	(395)
Israeli Shekel, Expiring 09/17/14	The Royal Bank of Scotland	ILS	(285,500)	(82,439)	(83,164)	(725)
Japanese Yen, Expiring 09/17/14	Credit Suisse International	JPY	(1,546,825,000)	(15,124,747)	(15,277,636)	(152,889)
Japanese Yen, Expiring 09/17/14	The Royal Bank of Scotland	JPY	(1,546,825,000)	(15,124,727)	(15,277,636)	(152,909)
Norwegian Krone, Expiring 09/17/14	Credit Suisse International	NOK	(57,036,000)	(9,422,757)	(9,270,811)	151,946
Norwegian Krone, Expiring 09/17/14	The Royal Bank of Scotland	NOK	(57,036,000)	(9,422,809)	(9,270,811)	151,998
New Zealand Dollar, Expiring 09/17/14	Credit Suisse International	NZD	(8,450,500)	(7,303,095)	(7,344,484)	(41,389)
New Zealand Dollar, Expiring 09/17/14	The Royal Bank of Scotland	NZD	(8,450,500)	(7,303,144)	(7,344,484)	(41,340)
Swedish Krona, Expiring 09/17/14	Credit Suisse International	SEK	(52,818,500)	(7,907,463)	(7,898,809)	8,654
Swedish Krona, Expiring 09/17/14	The Royal Bank of Scotland	SEK	(52,818,500)	(7,907,478)	(7,898,809)	8,669
Singapore Dollar, Expiring 09/17/14	Credit Suisse International	SGD	(315,000)	(251,637)	(252,634)	(997)
Singapore Dollar, Expiring 09/17/14	The Royal Bank of Scotland	SGD	(976,000)	(780,875)	(782,764)	(1,889)

				(344,479,902)	(348,941,880)	(4,461,978)

				$69,982,955	$72,302,214	$2,319,259

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $72. Additional cash held as collateral for forward currency exchange contracts for Credit Suisse International and The Royal Bank of Scotland was $1,960,000 and $1,480,000, respectively, at June 30, 2014.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

COMMON STOCKS - 91.5%	SHARES	VALUE (Note 2)
Brazil - 13.2%
AMBEV SA ADR (1)	44,500	$313,280
CCR SA (1)	84,400	689,486
Cia Brasileira de Distribuicao ADR (1)	9,081	420,723
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	13,142	140,882
Cia Energetica de Minas Gerais ADR (1)	87,302	697,543
Cia Hering (1)	3,999	40,144
Cia Paranaense de Energia ADR (1)	4,118	63,046
Cielo SA (1)	4,680	96,481
CPFL Energia SA ADR (1)	18,084	329,129
EcoRodovias Infraestrutura e Logistica SA (1)	68,700	468,261
EDP - Energias do Brasil SA (1)	94,200	462,153
Localiza Rent a Car SA (1)	39,810	654,942
Natura Cosmeticos SA (1)	28,400	482,009
Qualicorp SA (1)†	47,500	561,530
Raia Drogasil SA (1)	5,400	44,823
Souza Cruz SA (1)	77,800	807,049
Telefonica Brasil SA ADR (1)	24,535	503,213
Tim Participacoes SA ADR (1)	3,644	105,785
Totvs SA (1)	6,400	110,215
Tractebel Energia SA (1)	56,500	848,715
Ultrapar Participacoes SA ADR (1)	11,400	269,040
WEG SA (1)	23,790	300,080

		8,408,529

Chile - 4.9%
Banco Santander Chile ADR (1)	19,693	520,880
Cencosud SA (1)	87,856	288,503
Empresa Nacional de Electricidad SA ADR (1)	7,700	348,040
Empresas COPEC SA (1)	18,719	243,716
Enersis SA ADR (1)	53,947	909,007
SACI Falabella (1)	65,081	589,597
Sociedad Quimica y Minera de Chile SA ADR (1)	7,178	210,387

		3,110,130

China - 2.3%
ANTA Sports Products Ltd.	86,000	136,662
China Mengniu Dairy Co., Ltd.	16,000	73,961
China Petroleum & Chemical Corp. ADR (1)	75	7,127
China Telecom Corp. Ltd., H Shares	122,000	59,674
ENN Energy Holdings Ltd.	34,000	244,144
GOME Electrical Appliances Holding Ltd.	116,000	18,994
PetroChina Co., Ltd. ADR (1)	176	22,097
Sihuan Pharmaceutical Holdings Group Ltd.	32,000	19,571
Sun Art Retail Group Ltd.	332,500	380,324
Tingyi Cayman Islands Holding Corp.	8,000	22,413
Tsingtao Brewery Co., Ltd., H Shares	34,000	265,881
Zijin Mining Group Co., Ltd., H Shares	832,000	189,687

		1,440,535

Hong Kong - 1.6%
Belle International Holdings Ltd.	54,000	59,924
China Mobile Ltd. ADR (1)	6,432	312,660
China Unicom Hong Kong Ltd. ADR (1)	3,161	48,458
Haier Electronics Group Co., Ltd.	50,000	130,679
Sino Biopharmaceutical Ltd.	604,000	489,787

		1,041,508

	SHARES	VALUE (Note 2)
India - 0.8%
Dr. Reddy’s Laboratories Ltd. ADR (1)	10,093	$435,513
Infosys Ltd. ADR (1)	1,300	69,901

		505,414

Indonesia - 3.0%
Bank Central Asia Tbk PT	280,000	260,016
Bank Mandiri Persero Tbk PT	60,700	49,715
Kalbe Farma Tbk PT	1,394,200	195,170
Perusahaan Gas Negara Persero Tbk PT	1,444,000	678,659
Semen Indonesia Persero Tbk PT	314,100	400,374
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	7,539	314,075

		1,898,009

Korea, Republic of - 10.6%
Amorepacific Corp.	305	459,373
Daelim Industrial Co., Ltd.	270	22,494
Dongbu Insurance Co., Ltd.	5,983	307,405
E-Mart Co., Ltd.	170	38,988
Hyundai Department Store Co., Ltd.	449	61,679
Hyundai Glovis Co., Ltd.	2,268	604,133
Hyundai Marine & Fire Insurance Co., Ltd.	11,670	332,810
Hyundai Mobis	1,180	331,395
Hyundai Wia Corp.	1,182	229,030
Kangwon Land, Inc.	24,220	711,180
Kia Motors Corp.	7,841	438,668
Korea Aerospace Industries Ltd.	7,800	240,561
KT Corp. ADR (1)	30,221	457,546
KT&G Corp.	7,186	635,876
LG Household & Health Care Ltd.	124	55,819
LG Uplus Corp.	45,550	414,868
Lotte Shopping Co., Ltd.	246	74,998
NAVER Corp.	107	88,164
Orion Corp.	143	131,016
POSCO ADR (1)	833	62,009
Samsung C&T Corp.	998	73,616
Samsung Electronics Co., Ltd. GDR	357	233,225
Samsung Fire & Marine Insurance Co., Ltd.	913	232,375
Samsung Life Insurance Co., Ltd.	2,585	260,581
Samsung Techwin Co., Ltd.	992	51,953
SK Hynix, Inc. †	1,400	67,225
SK Telecom Co., Ltd. ADR (1)	6,728	174,524

		6,791,511

Malaysia - 13.6%
AirAsia BHD	311,500	223,230
AMMB Holdings Bhd	264,100	585,726
Axiata Group Bhd	384,400	834,423
CIMB Group Holdings Bhd	139,200	317,443
DiGi.Com Bhd	403,000	719,113
Genting Bhd	153,100	476,335
IOI Corp. Bhd	300,900	492,205
Malayan Banking Bhd	280,400	858,610
Maxis Bhd	402,600	846,410
Petronas Chemicals Group Bhd	262,500	553,542
Sime Darby Bhd	272,800	821,861

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Malaysia - 13.6% (continued)
Telekom Malaysia Bhd	427,100	$844,565
Tenaga Nasional Bhd	220,400	837,304
UMW Holdings Bhd	86,300	293,637

		8,704,404

Mexico - 5.7%
Alfa SAB de CV, Class A (1)	175,400	484,417
America Movil SAB de CV, Series L ADR (1)	2,076	43,077
Arca Continental SAB de CV (1)	58,100	393,379
Coca-Cola Femsa SAB de CV ADR (1)	4,752	539,922
Compartamos SAB de CV (1)	25,800	49,737
Genomma Lab Internacional SAB de CV, Class B (1)†	163,400	441,829
Grupo Bimbo SAB de CV, Series A (1)	178,000	522,331
Grupo Financiero Banorte SAB de CV, Class O (1)	7,900	56,497
Grupo Financiero Inbursa SAB de CV, Class O (1)	65,700	195,831
Grupo Televisa SAB ADR (1)	9	309
Kimberly-Clark de Mexico SAB de CV, Class A (1)	17,600	49,394
Mexichem SAB de CV (1)	34,600	143,323
Wal-Mart de Mexico SAB de CV, Series V (1)	261,900	702,115

		3,622,161

Poland - 3.9%
Bank Pekao SA	2,414	138,268
Bank Zachodni WBK SA	4,173	507,274
Orange Polska SA	72,655	232,175
PGE SA	113,472	808,402
Polskie Gornictwo Naftowe i Gazownictwo SA	31,313	54,096
Powszechna Kasa Oszczednosci Bank Polski SA	20,131	249,939
Powszechny Zaklad Ubezpieczen SA	3,440	502,613

		2,492,767

Russia - 1.4%
Lukoil OAO ADR (1)	2,716	162,471
MegaFon OAO GDR †	3,727	117,344
Mobile Telesystems OJSC ADR (1)	7,700	151,998
Rosneft OAO GDR (1)†	62,101	454,269
Tatneft OAO ADR †	751	29,101

		915,183

South Africa - 13.4%
AngloGold Ashanti Ltd. ADR (1)†	44	757
Aspen Pharmacare Holdings Ltd.	4,372	122,932
Barclays Africa Group Ltd.	2,086	31,678
Bidvest Group Ltd.	13,993	371,885
Discovery Ltd.	5,654	51,658
FirstRand Ltd.	110,291	422,515
Gold Fields Ltd. ADR (1)	32	119
Kumba Iron Ore Ltd.	1,210	38,713
Life Healthcare Group Holdings Ltd.	184,202	718,682
Mediclinic International Ltd.	16,125	123,881
Mr Price Group Ltd.	49,831	847,245
MTN Group Ltd.	23,107	486,721
Naspers Ltd., N Shares	2,095	246,671
Nedbank Group Ltd.	29,507	636,053
Netcare Ltd.	80,072	216,044

	SHARES	VALUE (Note 2)
South Africa - 13.4% (continued)
RMB Holdings Ltd.	35,474	$175,482
Sanlam Ltd.	34,051	197,704
Sasol Ltd. ADR (1)	14,199	839,445
Shoprite Holdings Ltd.	41,455	600,657
Standard Bank Group Ltd.	53,854	734,397
Tiger Brands Ltd.	11,896	343,081
Truworths International Ltd.	59,614	420,555
Vodacom Group Ltd.	35,768	442,091
Woolworths Holdings Ltd.	64,766	476,078

		8,545,044

Taiwan - 12.7%
Advanced Semiconductor Engineering, Inc.	57,000	73,861
Asia Pacific Telecom Co., Ltd.	83,000	49,889
Asustek Computer, Inc.	68,000	759,964
Cheng Shin Rubber Industry Co., Ltd.	16,000	40,914
Cheng UEI Precision Industry Co., Ltd.	59	116
China Development Financial Holding Corp.	464,000	152,612
China Petrochemical Development Corp.	400	163
China Steel Corp.	129,764	109,148
Chunghwa Telecom Co., Ltd. ADR (1)	8,763	280,942
Far Eastern Department Stores Ltd.	720	676
Far EasTone Telecommunications Co., Ltd.	302,000	687,943
Foxconn Technology Co., Ltd.	254,017	616,018
Hon Hai Precision Industry Co., Ltd.	139,500	467,683
Inventec Corp.	102,000	97,740
Kinsus Interconnect Technology Corp.	120,000	539,325
Lite-On Technology Corp.	248,000	414,191
MediaTek, Inc.	23,000	389,052
Mega Financial Holding Co., Ltd.	148,000	123,158
Merida Industry Co., Ltd.	18,000	119,361
Pou Chen Corp.	33,000	39,758
Powertech Technology, Inc.	41,000	74,203
President Chain Store Corp.	111,000	889,565
Quanta Computer, Inc.	69,000	201,601
Radiant Opto-Electronics Corp.	14,060	60,330
Realtek Semiconductor Corp.	24,442	77,523
ScinoPharm Taiwan Ltd.	25,000	61,928
Taishin Financial Holding Co., Ltd.	206,000	105,565
Taiwan Cement Corp.	16,000	24,237
Taiwan Mobile Co., Ltd.	147,000	454,898
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	31,656	677,122
Uni-President Enterprises Corp.	263,583	473,407
Wistron Corp.	32,282	29,463

		8,092,356

Thailand - 3.1%
Advanced Info Service PCL NVDR	68,800	466,398
Bangkok Dusit Medical Services PCL NVDR	891,500	458,759
CP ALL PCL NVDR	103,800	153,560
PTT Exploration & Production PCL NVDR	12,000	61,938
PTT Global Chemical PCL NVDR	27,200	56,583
PTT PCL NVDR	35,700	350,046
Siam Cement PCL/The NVDR	29,300	408,138

		1,955,422

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Turkey - 1.3%
BIM Birlesik Magazalar AS	15,711	$360,450
Enka Insaat ve Sanayi AS	15,233	41,352
Turk Hava Yollari	5,773	17,702
Turk Telekomunikasyon AS	99,947	288,814
Turkcell Iletisim Hizmetleri AS †	23,106	144,622

		852,940

TOTAL COMMON STOCKS (cost $55,117,123)		58,375,913

EXCHANGE-TRADED FUNDS - 6.4%
iShares MSCI Emerging Markets ETF (1) (cost $3,996,059)	95,146	4,113,162

MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a) (cost $693,668)	693,668	693,668

TOTAL INVESTMENTS - 99.0% (cost $59,806,850)		63,182,743

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		645,078

NET ASSETS - 100.0%		$63,827,821

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,784,487	9.1%
Consumer Staples	9,940,105	15.6
Energy	2,493,346	3.9
Exchange Traded Fund	4,113,162	6.4
Financials	8,056,544	12.6
Health Care	3,845,627	6.0
Industrials	5,065,971	7.9
Information Technology	5,143,402	8.1
Materials	2,197,180	3.4
Telecommunication Services	9,482,226	14.9
Utilities	6,367,025	10.0
Money Market Funds	693,668	1.1

Total Investments	63,182,743	99.0
Other Assets in Excess of Liabilities	645,078	1.0

Net Assets	$63,827,821	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

COMMON STOCKS - 94.9%	SHARES	VALUE (Note 2)
Australia - 16.0%
AGL Energy Ltd.	23,364	$341,278
Amcor Ltd.	12,922	127,095
APA Group	20,729	134,818
ASX Ltd.	2,400	80,687
Aurizon Holdings Ltd.	18,076	84,881
Australia & New Zealand Banking Group Ltd.	1,156	36,350
BHP Billiton Ltd.	2,012	68,619
Boral Ltd.	14,636	72,410
Brambles Ltd.	19,801	171,554
Caltex Australia Ltd.	6,552	133,315
Coca-Cola Amatil Ltd.	11,302	100,915
Cochlear Ltd.	2,349	136,749
Commonwealth Bank of Australia	1,776	135,452
Crown Resorts Ltd.	2,043	29,120
CSL Ltd.	3,012	189,072
Flight Centre Travel Group Ltd.	4,252	178,175
Incitec Pivot Ltd.	27,818	76,053
Insurance Australia Group Ltd.	23,780	130,979
Metcash Ltd.	44,154	109,954
National Australia Bank Ltd.	2,335	72,172
Orica Ltd.	2,718	49,920
Ramsay Health Care Ltd.	3,419	146,850
Sonic Healthcare Ltd.	10,376	169,733
Suncorp Group Ltd.	1,800	22,986
Sydney Airport	18,501	73,612
Tatts Group Ltd.	43,152	133,043
Telstra Corp. Ltd.	81,706	401,403
Transurban Group	20,147	140,393
Wesfarmers Ltd.	10,445	412,174
Westpac Banking Corp.	2,508	80,221
Woodside Petroleum Ltd.	5,279	204,674
Woolworths Ltd.	11,956	397,017
WorleyParsons Ltd.	4,639	76,090

		4,717,764

Belgium - 1.1%
Anheuser-Busch InBev NV	75	8,618
Belgacom SA	7,088	235,298
Delhaize Group SA	1,223	82,757

		326,673

Canada - 18.7%
Agnico Eagle Mines Ltd. (1)	729	27,915
Agrium, Inc. (1)	1,300	119,090
Alimentation Couche Tard, Inc., Class B (1)	10,491	287,383
Bank of Montreal	3,003	221,148
Bank of Nova Scotia (1)	4,380	292,014
Barrick Gold Corp. (1)	433	7,929
BCE, Inc. (1)	7,146	324,133
BlackBerry Ltd. (1)†	8,500	87,147
Canadian Imperial Bank of Commerce (1)	3,983	362,447
Canadian National Railway Co. (1)	2,422	157,525
Canadian Oil Sands Ltd. (1)	4,200	95,174
Canadian Tire Corp. Ltd., Class A (1)	588	56,411
Dollarama, Inc. (1)	1,800	148,194
Eldorado Gold Corp. (1)	11,859	90,689
Enbridge, Inc. (1)	1,442	68,421
Fortis, Inc. (1)	500	15,215
Franco-Nevada Corp. (1)	2,055	117,960

	SHARES	VALUE (Note 2)
Canada - 18.7% (continued)
Gildan Activewear, Inc. (1)	700	$41,244
Goldcorp, Inc. (1)	1,369	38,207
Husky Energy, Inc. (1)	4,300	138,867
Imperial Oil Ltd. (1)	5,071	267,225
Intact Financial Corp. (1)	3,704	255,415
Kinross Gold Corp. (1)†	27,691	114,703
Loblaw Cos., Ltd. (1)	2,096	93,540
Metro, Inc. (1)	3,274	202,414
National Bank of Canada (1)	6,246	264,930
Pembina Pipeline Corp. (1)	1,360	58,514
Potash Corp of Saskatchewan, Inc. (1)	2,340	88,990
Rogers Communications, Inc., Class B (1)	3,237	130,263
Royal Bank of Canada (1)	2,802	200,306
Shaw Communications, Inc., Class B (1)	2,904	74,461
Silver Wheaton Corp. (1)	7,552	198,735
Thomson Reuters Corp. (1)	2,838	103,328
Tim Hortons, Inc. (1)	5,023	274,769
Toronto-Dominion Bank/The (1)	4,998	257,289
TransCanada Corp. (1)	2,397	114,408
Yamana Gold, Inc. (1)	16,971	139,642

		5,536,045

Colombia - 0.1%
Pacific Rubiales Energy Corp. (1)	1,756	35,678

Denmark - 2.2%
Coloplast A/S, Class B	3,086	279,237
Novo Nordisk A/S, Class B	5,830	269,072
Novozymes A/S, B Shares	1,790	89,780

		638,089

Finland - 0.1%
Fortum OYJ	520	13,943
Kone OYJ, Class B	522	21,765

		35,708

France - 4.0%
Air Liquide SA	37	5,000
AtoS	930	77,461
Danone SA	3,230	240,178
Dassault Systemes	819	105,308
Essilor International SA	1,093	115,832
Iliad SA	394	119,188
L’Oreal SA	1,088	187,331
Pernod Ricard SA	542	65,105
Sanofi	222	23,596
SES SA FDR	361	13,699
Sodexo	341	36,691
Total SA	2,600	188,109

		1,177,498

Germany - 3.8%
adidas AG	808	81,702
BASF SE	133	15,471
Bayer AG	971	136,982
Beiersdorf AG	3,124	301,919
Deutsche Post AG	1,190	42,953
E.ON SE	3,585	73,907
Fresenius Medical Care AG & Co. KGaA	1,526	102,671
Hannover Rueck SE	529	47,637
Merck KGaA	458	39,716

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Germany - 3.8% (continued)
Metro AG †	821	$35,728
Muenchener Rueckversicherungs AG	102	22,588
SAP AG	1,098	84,606
Suedzucker AG	6,104	123,257

		1,109,137

Hong Kong - 3.8%
BOC Hong Kong Holdings Ltd.	21,500	62,287
CLP Holdings Ltd.	27,000	221,803
Galaxy Entertainment Group Ltd.	1,000	7,992
Hang Seng Bank Ltd.	11,800	192,688
Hong Kong & China Gas Co., Ltd.	107,690	235,739
MGM China Holdings Ltd.	11,200	38,843
Power Assets Holdings Ltd.	29,000	253,835
SJM Holdings Ltd.	35,000	87,680
Wynn Macau Ltd.	4,800	18,800

		1,119,667

Italy - 0.6%
Luxottica Group SpA	2,742	158,778
Tenaris SA	415	9,778

		168,556

Japan - 15.7%
Ajinomoto Co., Inc.	2,000	31,347
Asahi Group Holdings Ltd.	1,400	43,964
Astellas Pharma, Inc.	13,000	170,957
Bandai Namco Holdings, Inc.	700	16,412
Bank of Yokohama Ltd./The	2,000	11,518
Calbee, Inc.	4,100	112,994
Canon, Inc.	3,400	111,119
Central Japan Railway Co.	300	42,825
Chiba Bank Ltd./The	4,000	28,252
Chugai Pharmaceutical Co., Ltd.	8,400	236,852
Dai Nippon Printing Co., Ltd.	1,000	10,448
Daihatsu Motor Co., Ltd.	1,700	30,254
Daiichi Sankyo Co., Ltd.	1,900	35,514
Dentsu, Inc.	300	12,217
East Japan Railway Co.	300	23,638
Eisai Co., Ltd.	2,900	121,699
FamilyMart Co., Ltd.	3,300	142,272
FUJIFILM Holdings Corp.	800	22,329
GungHo Online Entertainment, Inc.	17,200	111,141
Hoya Corp.	3,100	103,068
Inpex Corp.	4,000	60,849
ITOCHU Corp.	1,300	16,689
Japan Airlines Co., Ltd.	1,800	99,521
Japan Tobacco, Inc.	500	18,231
JX Holdings, Inc.	21,800	116,657
Kao Corp.	4,300	169,350
Konica Minolta, Inc.	5,500	54,363
Kuraray Co., Ltd.	1,300	16,488
Lawson, Inc.	900	67,552
Mitsubishi Motors Corp.	9,500	104,979
Mitsubishi Tanabe Pharma Corp.	300	4,491
NH Foods Ltd.	2,000	39,048
Nikon Corp.	1,600	25,207
Nippon Express Co., Ltd.	12,000	58,203
Nippon Yusen KK	3,000	8,654
Nitori Holdings Co., Ltd.	1,600	87,539
Nomura Research Institute Ltd.	2,200	69,312
NTT DOCOMO, Inc.	8,900	151,930
Omron Corp.	1,400	59,037
Ono Pharmaceutical Co., Ltd.	900	79,073

	SHARES	VALUE (Note 2)
Japan - 15.7% (continued)
Oriental Land Co., Ltd.	200	$34,277
Osaka Gas Co., Ltd.	40,000	168,073
Otsuka Holdings Co., Ltd.	9,200	285,293
Secom Co., Ltd.	1,400	85,464
Seven & I Holdings Co., Ltd.	3,900	164,384
Shimamura Co., Ltd.	1,600	157,494
Shin-Etsu Chemical Co., Ltd.	800	48,647
Shiseido Co., Ltd.	600	10,943
Shizuoka Bank Ltd./The	2,000	21,634
Suzuki Motor Corp.	900	28,234
Sysmex Corp.	400	15,041
Takashimaya Co., Ltd.	5,000	48,563
Takeda Pharmaceutical Co., Ltd.	1,000	46,413
Terumo Corp.	1,800	40,325
Tokyo Gas Co., Ltd.	30,000	175,239
Toppan Printing Co., Ltd.	3,000	23,197
Toyo Suisan Kaisha Ltd.	4,000	123,298
Trend Micro, Inc.	3,200	105,446
Unicharm Corp.	800	47,697
West Japan Railway Co.	1,300	57,266
Yakult Honsha Co., Ltd.	1,600	81,038
Yamato Holdings Co., Ltd.	7,200	149,249

		4,643,208

Netherlands - 1.6%
Gemalto NV	55	5,709
Koninklijke Ahold NV	13,908	260,790
Randstad Holding NV	201	10,896
Unilever NV CVA	4,299	188,181

		465,576

Norway - 1.7%
Aker Solutions ASA	758	13,156
Orkla ASA	5,852	52,077
Statoil ASA	5,809	178,562
Telenor ASA	11,356	258,558

		502,353

Singapore - 2.1%
DBS Group Holdings Ltd.	6,000	80,698
Golden Agri-Resources Ltd.	139,000	61,992
Oversea-Chinese Banking Corp. Ltd.	7,000	53,691
Singapore Telecommunications Ltd.	110,000	339,976
United Overseas Bank Ltd.	1,000	18,083
Wilmar International Ltd.	31,000	79,356

		633,796

Spain - 1.0%
Enagas SA	1,116	35,923
Iberdrola SA	7,027	53,753
Inditex SA	946	145,594
Telefonica SA	3,067	52,654

		287,924

Sweden - 3.1%
Boliden AB	995	14,435
Elekta AB, B Shares	3,700	46,993
Hennes & Mauritz AB, B Shares	5,960	260,213
Svenska Cellulosa AB SCA, Class B	2,577	67,115
Swedish Match AB	4,628	160,580
Tele2 AB, B Shares	13,202	155,368
TeliaSonera AB	27,435	200,330

		905,034

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Switzerland - 5.6%
Kuehne + Nagel International AG	1,639	$217,938
Nestle SA	4,456	345,282
Novartis AG	3,246	293,952
Roche Holding AG	460	137,060
SGS SA	71	169,898
Swiss Re AG †	2,641	234,830
Swisscom AG	229	133,021
Syngenta AG	36	13,300
Zurich Insurance Group AG †	385	115,957

		1,661,238

United Kingdom - 13.7%
Associated British Foods PLC	6,170	321,781
AstraZeneca PLC	5,280	392,820
BP PLC	12,007	105,733
British American Tobacco PLC	2,943	175,115
British Sky Broadcasting Group PLC	4,156	64,274
Burberry Group PLC	821	20,838
Centrica PLC	41,953	224,181
Compass Group PLC	11,794	205,056
Diageo PLC	926	29,492
Experian PLC	561	9,478
GlaxoSmithKline PLC	3,803	101,256
Imperial Tobacco Group PLC	2,019	90,831
J Sainsbury PLC	42,531	229,580
Marks & Spencer Group PLC	4,636	33,724
National Grid PLC	20,399	293,681
Next PLC	481	53,248
Pearson PLC	795	15,697
Reckitt Benckiser Group PLC	3,113	271,438
Rexam PLC	3,511	32,136
Royal Dutch Shell PLC, B Shares	3,619	157,282
SABMiller PLC	623	36,106
Sage Group PLC/The	3,363	22,088
Shire PLC	4,086	320,518
Smith & Nephew PLC	14,510	256,798
SSE PLC	9,272	248,388
Tate & Lyle PLC	4,053	47,420
Tesco PLC	2,518	12,238
United Utilities Group PLC	2,762	41,679
Whitbread PLC	1,298	97,922
WM Morrison Supermarkets PLC	44,777	140,432

		4,051,230

TOTAL COMMON STOCKS (cost $25,011,529)		28,015,174

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	166,829

EXCHANGE-TRADED FUNDS - 3.3%
iShares MSCI EAFE ETF (1)
(cost $886,595)	14,155	967,777

MONEY MARKET FUNDS - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)
(cost $238,058)	238,058	238,058

VALUE (Note 2)
TOTAL INVESTMENTS - 99.5% (cost $26,269,335)	$29,387,838

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	136,323

NET ASSETS - 100.0%	$29,524,161

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,924,670	9.9%
Consumer Staples	6,437,046	21.7
Energy	2,022,493	6.9
Financials	3,302,258	11.2
Health Care	4,194,567	14.2
Industrials	1,676,045	5.7
Information Technology	1,018,133	3.4
Materials	1,573,214	5.3
Mutual Fund	967,777	3.3
Telecommunication Services	2,502,123	8.5
Utilities	2,531,454	8.6
Money Market Funds	238,058	0.8

Total Investments	29,387,838	99.5
Other Assets in Excess of Liabilities	136,323	0.5

Net Assets	$29,524,161	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

COMMON STOCKS - 96.3%	SHARES	VALUE (Note 2)
Consumer Discretionary - 11.7%
Advance Auto Parts, Inc.	2,962	$399,633
Amazon.com, Inc. †	6,312	2,050,011
AutoZone, Inc. †	3,160	1,694,518
Bed Bath & Beyond, Inc. †	11,808	677,543
Big Lots, Inc. †	10,249	468,379
Chipotle Mexican Grill, Inc. †	2,459	1,456,982
Discovery Communications, Inc., Class A †	900	66,852
Dollar Tree, Inc. †	19,670	1,071,228
Domino’s Pizza, Inc.	10,400	760,136
Family Dollar Stores, Inc.	7,616	503,722
Groupon, Inc. †	114,200	756,004
Home Depot, Inc./The	28,783	2,330,272
Lowe’s Cos., Inc.	6,800	326,332
McDonald’s Corp.	34,851	3,510,890
NIKE, Inc., Class B	8,358	648,163
O’Reilly Automotive, Inc. †	6,249	941,099
Panera Bread Co., Class A †	3,450	516,914
PetSmart, Inc.	2,169	129,706
priceline.com, Inc./The †	1,268	1,525,404
Ralph Lauren Corp.	876	140,765
Scripps Networks Interactive, Inc., Class A	11,566	938,465
Starbucks Corp.	15,010	1,161,474
Target Corp.	9,298	538,819
Time Warner, Inc.	8,467	594,807
Time, Inc. †	1,058	25,625
TJX Cos., Inc./The	12,740	677,131
Tractor Supply Co.	1,996	120,558
TripAdvisor, Inc. †	15,700	1,705,962
Tupperware Brands Corp.	3,334	279,056
Viacom, Inc., Class B	6,413	556,200
Walt Disney Co./The	9,600	823,104
Yum! Brands, Inc.	14,963	1,214,996

		28,610,750

Consumer Staples - 19.7%
Altria Group, Inc.	74,427	3,121,468
Archer-Daniels-Midland Co.	17,155	756,707
Brown-Forman Corp., Class B	8,555	805,624
Church & Dwight Co., Inc.	21,971	1,536,871
Clorox Co./The	6,979	637,881
Coca-Cola Co./The	44,155	1,870,406
Colgate-Palmolive Co.	50,770	3,461,499
Costco Wholesale Corp.	24,323	2,801,037
CVS Caremark Corp.	8,719	657,151
Estee Lauder Cos., Inc./The, Class A	14,956	1,110,633
General Mills, Inc.	26,254	1,379,385
Hershey Co./The	24,551	2,390,531
Hormel Foods Corp.	29,349	1,448,373
JM Smucker Co./The	985	104,971
Kellogg Co.	6,276	412,333
Keurig Green Mountain, Inc.	1,000	124,610
Kimberly-Clark Corp.	27,150	3,019,623
Kroger Co./The	11,601	573,437
Lorillard, Inc.	14,333	873,883
McCormick & Co., Inc.	16,680	1,194,121
Monster Beverage Corp. †	14,403	1,023,045
PepsiCo, Inc.	36,102	3,225,353
Philip Morris International, Inc.	28,908	2,437,234
Procter & Gamble Co./The	43,621	3,428,174
Reynolds American, Inc.	54,934	3,315,267
Sysco Corp.	42,544	1,593,273

	SHARES	VALUE (Note 2)
Consumer Staples - 19.7% (continued)
Walgreen Co.	18,855	$1,397,721
Wal-Mart Stores, Inc.	45,911	3,446,539
Whole Foods Market, Inc.	2,365	91,360

		48,238,510

Energy - 2.7%
Chevron Corp.	18,530	2,419,092
ConocoPhillips	2,600	222,898
Diamond Offshore Drilling, Inc.	900	44,667
EOG Resources, Inc.	2,400	280,464
Exxon Mobil Corp.	34,232	3,446,478
Occidental Petroleum Corp.	3,094	317,537

		6,731,136

Financials - 12.1%
ACE Ltd. (Switzerland)	11,364	1,178,447
Alleghany Corp. †	800	350,496
Aon PLC (United Kingdom)	9,700	873,873
Arch Capital Group Ltd. †	18,900	1,085,616
Bank of Hawaii Corp.	20,363	1,195,104
BB&T Corp.	3,286	129,567
Chubb Corp./The	23,845	2,197,794
City National Corp.	5,231	396,301
Commerce Bancshares, Inc.	4,300	199,950
Cullen/Frost Bankers, Inc.	24,576	1,951,826
Everest Re Group Ltd.	12,270	1,969,212
M&T Bank Corp.	16,051	1,991,127
Markel Corp. †	3,000	1,966,920
Marsh & McLennan Cos., Inc.	13,807	715,479
New York Community Bancorp, Inc.	76,278	1,218,922
Northern Trust Corp.	19,974	1,282,530
People’s United Financial, Inc.	119,916	1,819,126
PNC Financial Services Group, Inc./The	800	71,240
Progressive Corp./The	23,226	589,011
RenaissanceRe Holdings Ltd.	3,200	342,400
Signature Bank †	6,700	845,406
SVB Financial Group †	533	62,158
Travelers Cos., Inc./The	15,843	1,490,351
US Bancorp	35,716	1,547,217
Wells Fargo & Co.	66,900	3,516,264
WR Berkley Corp.	13,560	627,964

		29,614,301

Health Care - 15.7%
Abbott Laboratories	35,102	1,435,672
AbbVie, Inc.	16,100	908,684
Aetna, Inc.	13,432	1,089,067
Alexion Pharmaceuticals, Inc. †	6,800	1,062,500
AmerisourceBergen Corp.	23,923	1,738,245
Amgen, Inc.	293	34,682
Baxter International, Inc.	6,585	476,095
Becton Dickinson and Co.	15,102	1,786,567
Biogen Idec, Inc. †	3,377	1,064,802
Bristol-Myers Squibb Co.	31,257	1,516,277
Cardinal Health, Inc.	14,724	1,009,477
Celgene Corp. †	11,786	1,012,182
Cerner Corp. †	11,097	572,383
CR Bard, Inc.	7,504	1,073,147
Edwards Lifesciences Corp. †	5,469	469,459
Eli Lilly & Co.	36,528	2,270,946
Gilead Sciences, Inc. †	800	66,328
Henry Schein, Inc. †	7,538	894,534
Humana, Inc.	2,300	293,756

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 15.7% (continued)
IDEXX Laboratories, Inc. †	9,283	$1,239,930
Johnson & Johnson	33,793	3,535,424
Laboratory Corp of America Holdings †	10,617	1,087,181
McKesson Corp.	11,061	2,059,669
Medtronic, Inc.	15,031	958,377
Merck & Co., Inc.	32,085	1,856,117
Mettler-Toledo International, Inc. †	2,848	721,057
Omnicare, Inc.	4,100	272,937
Pfizer, Inc.	93,570	2,777,158
Quest Diagnostics, Inc.	589	34,568
ResMed, Inc.	4,300	217,709
Stryker Corp.	22,109	1,864,231
UnitedHealth Group, Inc.	21,678	1,772,176
Vertex Pharmaceuticals, Inc. †	4,400	416,592
Waters Corp. †	300	31,332
WellPoint, Inc.	600	64,566
Zimmer Holdings, Inc.	5,977	620,771

		38,304,598

Industrials - 5.9%
3M Co.	11,346	1,625,201
Alaska Air Group, Inc.	2,200	209,110
Boeing Co./The	12,200	1,552,206
Cintas Corp.	4,682	297,494
Copa Holdings SA, Class A (Panama)	2,700	384,939
Danaher Corp.	4,349	342,397
Dun & Bradstreet Corp./The	2,941	324,098
Equifax, Inc.	3,815	276,740
Fastenal Co.	2,400	118,776
FedEx Corp.	2,400	363,312
General Dynamics Corp.	1,185	138,112
Honeywell International, Inc.	2,469	229,494
Lockheed Martin Corp.	900	144,657
MSC Industrial Direct Co., Inc., Class A	7,535	720,647
Northrop Grumman Corp.	1,954	233,757
Raytheon Co.	10,245	945,101
Republic Services, Inc.	9,694	368,081
Southwest Airlines Co.	3,800	102,068
Stericycle, Inc. †	23,306	2,759,896
Union Pacific Corp.	4,600	458,850
United Parcel Service, Inc., Class B	7,039	722,624
United Technologies Corp.	1,637	188,992
Waste Connections, Inc.	4,300	208,765
Waste Management, Inc.	30,390	1,359,345
WW Grainger, Inc.	1,345	341,993

		14,416,655

Information Technology - 14.3%
Accenture PLC, Class A (Ireland)	5,360	433,302
Adobe Systems, Inc. †	8,871	641,906
Amdocs Ltd.	4,200	194,586
Analog Devices, Inc.	21,734	1,175,157
Apple, Inc.	2,800	260,204
Autodesk, Inc. †	11,991	676,053
Automatic Data Processing, Inc.	34,071	2,701,149
Cognizant Technology Solutions Corp., Class A †	10,400	508,664
F5 Networks, Inc. †	8,118	904,670
FactSet Research Systems, Inc.	9,420	1,133,038
FLIR Systems, Inc.	15,600	541,788
Gartner, Inc. †	9,200	648,784
Google, Inc., Class A †	2,048	1,197,404
Harris Corp.	2,898	219,523
Intel Corp.	49,388	1,526,089

	SHARES	VALUE (Note 2)
Information Technology - 14.3% (continued)
International Business Machines Corp.	14,630	$2,651,980
Intuit, Inc.	26,013	2,094,827
Jack Henry & Associates, Inc.	2,300	136,689
KLA-Tencor Corp.	10,574	768,095
Linear Technology Corp.	32,966	1,551,710
LinkedIn Corp., Class A †	3,600	617,292
MasterCard, Inc., Class A	19,160	1,407,685
Maxim Integrated Products, Inc.	6,300	213,003
Microchip Technology, Inc.	989	48,273
Microsoft Corp.	54,665	2,279,530
NetApp, Inc.	8,228	300,487
Palo Alto Networks, Inc. †	7,700	645,645
Paychex, Inc.	40,650	1,689,414
QUALCOMM, Inc.	20,700	1,639,440
Red Hat, Inc. †	9,664	534,129
Splunk, Inc. †	2,300	127,259
Teradata Corp. †	1,329	53,426
Texas Instruments, Inc.	13,034	622,895
Total System Services, Inc.	11,650	365,927
Visa, Inc., Class A	14,049	2,960,265
VMware, Inc., Class A †	4,633	448,521
Workday, Inc., Class A †	1,600	143,776
Xilinx, Inc.	20,404	965,313
Zebra Technologies Corp., Class A †	800	65,856

		35,093,754

Materials - 1.0%
International Flavors & Fragrances, Inc.	1,627	169,663
PPG Industries, Inc.	2,000	420,300
Sherwin-Williams Co./The	3,570	738,669
Sigma-Aldrich Corp. (2)	11,348	1,151,595

		2,480,227

Telecommunication Services - 2.5%
AT&T, Inc.	87,264	3,085,655
Verizon Communications, Inc.	60,602	2,965,256

		6,050,911

Utilities - 10.7%
AGL Resources, Inc.	25,500	1,403,265
American Electric Power Co., Inc.	15,879	885,572
American Water Works Co., Inc.	19,832	980,692
Aqua America, Inc.	28,100	736,782
Atmos Energy Corp.	17,400	929,160
CenterPoint Energy, Inc.	7,392	188,792
Consolidated Edison, Inc.	18,530	1,069,922
Dominion Resources, Inc.	39,726	2,841,204
DTE Energy Co.	26,310	2,048,760
Duke Energy Corp.	13,144	975,153
Exelon Corp.	5,183	189,076
National Fuel Gas Co.	8,700	681,210
NextEra Energy, Inc.	14,275	1,462,902
NiSource, Inc.	4,921	193,592
Northeast Utilities	7,158	338,359
PG&E Corp.	23,688	1,137,498
Pinnacle West Capital Corp.	3,094	178,957
Public Service Enterprise Group, Inc.	37,775	1,540,842
Questar Corp.	38,258	948,798
Sempra Energy	26,021	2,724,659
Southern Co./The	37,937	1,721,581
UGI Corp.	12,875	650,187
Vectren Corp.	28,700	1,219,750

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Utilities - 10.7% (continued)
Wisconsin Energy Corp.	15,766	$739,741
Xcel Energy, Inc.	14,091	454,153

		26,240,607

TOTAL COMMON STOCKS (cost $209,964,416)		235,781,449

MONEY MARKET FUNDS - 3.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $8,699,475)	8,699,475	8,699,475

TOTAL INVESTMENTS - 99.9% (cost $218,663,891)		244,480,924

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (b)		267,431

NET ASSETS - 100.0%		$244,748,355

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION
Long Contracts:
57	Goldman Sachs	S&P 500 E-Mini Futures	9/2014	$5,486,791	$5,564,340	$77,549

Cash held as collateral at Goldman Sachs for futures contracts was $170,517 at June 30, 2014.

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.5%	SHARES	VALUE (Note 2)
Consumer Discretionary - 15.4%
Advance Auto Parts, Inc.	2,300	$310,316
Amazon.com, Inc. †	22,300	7,242,594
AutoNation, Inc. †	14,700	877,296
AutoZone, Inc. †	1,400	750,736
Best Buy Co., Inc.	27,700	858,977
Big Lots, Inc. †	7,800	356,460
BorgWarner, Inc.	48,400	3,155,196
Brinker International, Inc.	12,400	603,260
Brunswick Corp.	20,700	872,091
Buckle, Inc./The	7,400	328,264
Cabela’s, Inc. †	11,000	686,400
Carter’s, Inc.	7,700	530,761
CBS Corp., Class B	70,100	4,356,014
Charter Communications, Inc., Class A †	7,800	1,235,364
Chico’s FAS, Inc.	25,500	432,480
Chipotle Mexican Grill, Inc. †	7,100	4,206,821
Cinemark Holdings, Inc.	15,800	558,688
Comcast Corp., Class A	13,200	708,576
Conn’s, Inc. †	14,700	726,033
CST Brands, Inc.	7,300	251,850
Dana Holding Corp.	34,800	849,816
Deckers Outdoor Corp. †	11,700	1,010,061
Dick’s Sporting Goods, Inc.	4,600	214,176
Dillard’s, Inc., Class A	10,500	1,224,405
Discovery Communications, Inc., Class A †	11,466	851,694
DISH Network Corp., Class A †	76,400	4,972,112
Dollar Tree, Inc. †	17,900	974,834
Domino’s Pizza, Inc.	10,800	789,372
DSW, Inc., Class A	13,200	368,808
Expedia, Inc.	8,300	653,708
Federal-Mogul Holdings Corp. †	12,400	250,852
Foot Locker, Inc.	24,400	1,237,568
Fossil Group, Inc. †	6,900	721,188
GameStop Corp., Class A	31,300	1,266,711
Gannett Co., Inc.	56,300	1,762,753
Gentex Corp.	13,000	378,170
Genuine Parts Co.	16,500	1,448,700
GNC Holdings, Inc., Class A	12,900	439,890
Goodyear Tire & Rubber Co./The	77,100	2,141,838
H&R Block, Inc.	25,400	851,408
Hanesbrands, Inc.	13,000	1,279,720
Harley-Davidson, Inc.	13,200	922,020
Harman International Industries, Inc.	18,700	2,008,941
Hasbro, Inc.	3,200	169,760
HSN, Inc.	8,000	473,920
Hyatt Hotels Corp., Class A †	10,100	615,898
Jarden Corp. †	13,800	819,030
Johnson Controls, Inc.	105,900	5,287,587
Kate Spade & Co. †	28,200	1,075,548
L Brands, Inc.	15,600	915,096
Lamar Advertising Co., Class A	12,300	651,900
Las Vegas Sands Corp.	130,900	9,977,198
LKQ Corp. †	72,600	1,937,694
Macy’s, Inc.	16,900	980,538
Madison Square Garden Co./The, Class A †	11,000	686,950
Mattel, Inc.	24,500	954,765
MGM Resorts International †	96,100	2,537,040

	SHARES	VALUE (Note 2)
Consumer Discretionary - 15.4% (continued)
Mohawk Industries, Inc. †	11,600	$1,604,744
Netflix, Inc. †	11,800	5,199,080
News Corp., Class A †	74,725	1,340,567
O’Reilly Automotive, Inc. †	7,200	1,084,320
Panera Bread Co., Class A †	2,400	359,592
PetSmart, Inc.	9,200	550,160
Pier 1 Imports, Inc.	24,000	369,840
Polaris Industries, Inc.	10,200	1,328,448
priceline.com, Inc./The †	8,800	10,586,400
Rent-A-Center, Inc.	8,000	229,440
Sally Beauty Holdings, Inc. (2)†	22,600	566,808
Signet Jewelers Ltd.	3,900	431,301
Sinclair Broadcast Group, Inc., Class A	51,400	1,786,150
Six Flags Entertainment Corp.	32,600	1,387,130
Standard Pacific Corp. †	136,800	1,176,480
Starbucks Corp.	52,334	4,049,605
Tempur Sealy International, Inc. †	2,600	155,220
Tenneco, Inc. †	19,000	1,248,300
Tesla Motors, Inc. †	31,200	7,489,872
TJX Cos., Inc./The	11,700	621,855
Tractor Supply Co.	16,000	966,400
TripAdvisor, Inc. †	45,200	4,911,432
TRW Automotive Holdings Corp. †	30,600	2,739,312
Tupperware Brands Corp.	4,600	385,020
Twenty-First Century Fox, Inc., Class A	24,400	857,660
Ulta Salon Cosmetics & Fragrance, Inc. †	8,300	758,703
Under Armour, Inc., Class A (2)†	44,600	2,653,254
VF Corp.	51,900	3,269,700
Viacom, Inc., Class B	52,900	4,588,017
Walt Disney Co./The	106,900	9,165,606
Whirlpool Corp.	9,100	1,266,902
Wolverine World Wide, Inc.	16,800	437,808
Wyndham Worldwide Corp.	26,300	1,991,436
Wynn Resorts Ltd.	14,900	3,092,644

		161,399,052

Consumer Staples - 3.9%
Archer-Daniels-Midland Co.	11,500	507,265
Brown-Forman Corp., Class B	14,700	1,384,299
Casey’s General Stores, Inc.	5,900	414,711
Church & Dwight Co., Inc.	12,500	874,375
Coca-Cola Enterprises, Inc.	23,723	1,133,485
Constellation Brands, Inc., Class A †	32,500	2,864,225
CVS Caremark Corp.	30,100	2,268,637
Darling Ingredients, Inc. †	15,500	323,950
Dean Foods Co.	15,900	279,681
Hain Celestial Group, Inc./The †	7,600	674,424
Herbalife Ltd.	11,600	748,664
Hershey Co./The	16,700	1,626,079
Hormel Foods Corp.	19,500	962,325
Ingredion, Inc.	4,600	345,184
JM Smucker Co./The	6,800	724,676
Keurig Green Mountain, Inc.	36,500	4,548,265
Kroger Co./The	18,800	929,284
McCormick & Co., Inc.	12,000	859,080
Mondelez International, Inc., Class A	27,500	1,034,275
Monster Beverage Corp. †	11,200	795,536
Nu Skin Enterprises, Inc., Class A	13,100	968,876
PriceSmart, Inc.	7,900	687,616

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 3.9% (continued)
Rite Aid Corp. †	378,900	$2,716,713
TreeHouse Foods, Inc. †	4,700	376,329
Tyson Foods, Inc., Class A	44,800	1,681,792
Walgreen Co.	126,000	9,340,380
WhiteWave Foods Co./The †	11,568	374,456
Whole Foods Market, Inc.	30,000	1,158,900

		40,603,482

Energy - 11.2%
Atwood Oceanics, Inc. †	7,100	372,608
Baker Hughes, Inc.	84,000	6,253,800
Cabot Oil & Gas Corp.	33,500	1,143,690
CARBO Ceramics, Inc.	18,300	2,820,396
Cheniere Energy, Inc. †	60,500	4,337,850
Chesapeake Energy Corp.	64,500	2,004,660
Cimarex Energy Co.	24,700	3,543,462
Concho Resources, Inc. †	16,800	2,427,600
ConocoPhillips	59,600	5,109,508
Continental Resources, Inc. †	41,200	6,511,248
CVR Energy, Inc.	12,300	592,737
Devon Energy Corp.	13,200	1,048,080
Diamondback Energy, Inc. †	26,700	2,370,960
Dresser-Rand Group, Inc. †	3,600	229,428
Energen Corp.	2,800	248,864
EOG Resources, Inc.	106,000	12,387,160
EQT Corp.	36,200	3,869,780
Golar LNG Ltd. (Norway)	10,300	619,030
Gulfport Energy Corp. †	41,600	2,612,480
Halliburton Co.	163,380	11,601,614
Helmerich & Payne, Inc.	34,200	3,970,962
Hess Corp.	23,400	2,314,026
Kodiak Oil & Gas Corp. †	51,900	755,145
Noble Energy, Inc.	15,200	1,177,392
Oasis Petroleum, Inc. †	15,700	877,473
Oceaneering International, Inc.	18,800	1,468,844
ONEOK, Inc.	22,400	1,524,992
Patterson-UTI Energy, Inc.	32,200	1,125,068
Phillips 66	34,300	2,758,749
Pioneer Natural Resources Co.	36,300	8,342,103
Rosetta Resources, Inc. †	10,000	548,500
Schlumberger Ltd.	110,800	13,068,860
SM Energy Co.	8,300	698,030
Spectra Energy Corp.	24,500	1,040,760
Targa Resources Corp.	17,200	2,400,604
Tidewater, Inc.	2,900	162,835
Valero Energy Corp.	46,300	2,319,630
Western Refining, Inc.	12,700	476,885
Whiting Petroleum Corp. †	13,800	1,107,450
Williams Cos., Inc./The	18,400	1,071,064
World Fuel Services Corp.	7,000	344,610

		117,658,937

Financials - 9.4%
Allstate Corp./The	5,300	311,216
American Capital Ltd. †	144,100	2,203,289
American Express Co.	83,200	7,893,184
American Financial Group, Inc.	8,200	488,392
Ameriprise Financial, Inc.	26,100	3,132,000
Aon PLC (United Kingdom)	11,400	1,027,026
Arch Capital Group Ltd. †	13,000	746,720
Bank of America Corp.	494,000	7,592,780
BB&T Corp.	32,600	1,285,418

	SHARES	VALUE (Note 2)
Financials - 9.4% (continued)
Capital One Financial Corp.	26,000	$2,147,600
Capitol Federal Financial, Inc.	26,600	323,456
Charles Schwab Corp./The	162,600	4,378,818
Cincinnati Financial Corp.	26,000	1,249,040
CME Group, Inc.	43,500	3,086,325
Comerica, Inc.	20,500	1,028,280
Corrections Corp. of America REIT	18,552	609,433
Discover Financial Services (2)	51,300	3,179,574
Douglas Emmett, Inc. REIT	8,500	239,870
E*TRADE Financial Corp. †	46,500	988,590
Erie Indemnity Co., Class A	2,000	150,520
Extra Space Storage, Inc. REIT	11,900	633,675
Fidelity National Financial, Inc., Class A	47,700	1,562,652
Fifth Third Bancorp	103,800	2,216,130
Financial Engines, Inc.	13,000	588,640
Franklin Resources, Inc.	38,800	2,244,192
General Growth Properties, Inc. REIT (2)	64,800	1,526,688
Genworth Financial, Inc., Class A †	250,400	4,356,960
Hartford Financial Services Group, Inc./The	60,300	2,159,343
Huntington Bancshares, Inc.	171,600	1,637,064
Intercontinental Exchange, Inc.	8,500	1,605,650
Invesco Ltd.	39,300	1,483,575
KeyCorp	131,500	1,884,395
Lincoln National Corp.	76,600	3,940,304
M&T Bank Corp.	4,900	607,845
Macerich Co./The REIT	7,100	473,925
McGraw Hill Financial, Inc.	37,100	3,080,413
MetLife, Inc.	30,300	1,683,468
MGIC Investment Corp. †	218,500	2,018,940
Moody’s Corp.	30,600	2,682,396
Morgan Stanley	125,400	4,054,182
NASDAQ OMX Group, Inc./The	5,000	193,100
Nationstar Mortgage Holdings, Inc. †	18,900	686,070
Navient Corp.	29,600	524,216
Ocwen Financial Corp. †	24,100	894,110
PartnerRe Ltd.	6,800	742,628
Post Properties, Inc. REIT	5,900	315,414
Principal Financial Group, Inc.	35,700	1,802,136
Prudential Financial, Inc.	46,800	4,154,436
Regions Financial Corp.	77,500	823,050
Signature Bank †	5,800	731,844
SLM Corp.	29,600	245,976
State Street Corp.	5,900	396,834
SunTrust Banks, Inc.	49,000	1,962,940
SVB Financial Group †	7,800	909,636
Torchmark Corp.	9,400	770,048
WR Berkley Corp.	13,700	634,447

		98,288,853

Health Care - 13.9%
AbbVie, Inc.	19,000	1,072,360
ACADIA Pharmaceuticals, Inc. †	48,500	1,095,615
Actavis PLC †	13,600	3,033,480
Aegerion Pharmaceuticals, Inc. †	19,100	612,919
Aetna, Inc.	61,900	5,018,852
Alexion Pharmaceuticals, Inc. †	33,100	5,171,875
Align Technology, Inc. †	13,100	734,124
Alnylam Pharmaceuticals, Inc. †	14,400	909,648
AmerisourceBergen Corp.	24,900	1,809,234

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 13.9% (continued)
Arena Pharmaceuticals, Inc. †	120,400	$705,544
athenahealth, Inc. †	6,800	850,884
Biogen Idec, Inc. †	36,400	11,477,284
BioMarin Pharmaceutical, Inc. †	15,000	933,150
Boston Scientific Corp. †	207,300	2,647,221
Bristol-Myers Squibb Co.	73,200	3,550,932
Brookdale Senior Living, Inc. †	19,500	650,130
Cardinal Health, Inc.	40,900	2,804,104
Catamaran Corp. †	22,500	993,600
Celgene Corp. †	26,600	2,284,408
Cepheid †	11,200	536,928
Cerner Corp. †	31,000	1,598,980
Cigna Corp.	51,500	4,736,455
Community Health Systems, Inc. †	16,800	762,216
Cooper Cos., Inc./The	7,400	1,002,922
Cubist Pharmaceuticals, Inc. †	8,600	600,452
DaVita HealthCare Partners, Inc. †	28,200	2,039,424
DexCom, Inc. †	23,400	928,044
Endo International PLC (Ireland) †	28,100	1,967,562
Gilead Sciences, Inc. †	207,600	17,212,116
HCA Holdings, Inc. †	29,200	1,646,296
Henry Schein, Inc. †	4,600	545,882
Hill-Rom Holdings, Inc.	3,500	145,285
HMS Holdings Corp. †	5,700	116,337
Humana, Inc.	17,400	2,222,328
IDEXX Laboratories, Inc. †	4,000	534,280
Illumina, Inc. †	34,800	6,213,192
Incyte Corp. Ltd. †	40,400	2,280,176
Intercept Pharmaceuticals, Inc. †	6,400	1,514,432
InterMune, Inc. †	30,400	1,342,160
Isis Pharmaceuticals, Inc. †	43,800	1,508,910
Jazz Pharmaceuticals PLC †	8,000	1,176,080
McKesson Corp.	35,100	6,535,971
Medidata Solutions, Inc. †	30,000	1,284,300
Medivation, Inc. †	27,400	2,111,992
Mylan, Inc. †	57,600	2,969,856
NPS Pharmaceuticals, Inc. †	64,200	2,121,810
Omnicare, Inc.	8,700	579,159
OPKO Health, Inc. †	88,500	782,340
Perrigo Co. PLC (Ireland)	9,300	1,355,568
Pharmacyclics, Inc. †	25,600	2,296,576
Regeneron Pharmaceuticals, Inc. †	15,300	4,321,791
ResMed, Inc.	13,000	658,190
Salix Pharmaceuticals Ltd. †	19,600	2,417,660
Seattle Genetics, Inc. †	20,500	784,125
St. Jude Medical, Inc.	29,200	2,022,100
Tenet Healthcare Corp. †	13,500	633,690
Thermo Fisher Scientific, Inc.	55,200	6,513,600
United Therapeutics Corp. †	9,600	849,504
UnitedHealth Group, Inc.	35,000	2,861,250
Vertex Pharmaceuticals, Inc. †	20,600	1,950,408
VIVUS, Inc. †	37,700	200,564
WellCare Health Plans, Inc. †	10,500	783,930
WellPoint, Inc.	30,400	3,271,344
Zimmer Holdings, Inc.	8,000	830,880

		145,122,429

Industrials - 14.6%
3M Co.	26,700	3,824,508
A. O. Smith Corp.	16,200	803,196
Acacia Research Corp.	8,700	154,425
ACCO Brands Corp. †	1,715	10,993

	SHARES	VALUE (Note 2)
Industrials - 14.6% (continued)
Acuity Brands, Inc.	2,600	$359,450
Alaska Air Group, Inc.	17,800	1,691,890
AMERCO	1,900	552,444
AMETEK, Inc.	6,900	360,732
Avis Budget Group, Inc. †	49,800	2,972,562
B/E Aerospace, Inc. †	42,400	3,921,576
Boeing Co./The	112,700	14,338,821
Chart Industries, Inc. †	14,700	1,216,278
Clean Harbors, Inc. †	4,800	308,400
Copa Holdings SA, Class A (Panama)	9,100	1,297,387
Copart, Inc. †	14,400	517,824
Cummins, Inc.	12,300	1,897,767
Delta Air Lines, Inc.	193,200	7,480,704
Donaldson Co., Inc.	8,800	372,416
Dover Corp.	26,300	2,391,985
Fastenal Co.	2,900	143,521
FedEx Corp.	40,900	6,191,442
Flowserve Corp.	21,600	1,605,960
Fortune Brands Home & Security, Inc.	83,500	3,334,155
Generac Holdings, Inc. †	35,100	1,710,774
General Dynamics Corp.	53,500	6,235,425
Genesee & Wyoming, Inc., Class A †	9,100	955,500
Hertz Global Holdings, Inc. †	49,100	1,376,273
Hexcel Corp. †	15,700	642,130
Honeywell International, Inc.	27,400	2,546,830
Hubbell, Inc., Class B	3,700	455,655
Huntington Ingalls Industries, Inc.	9,900	936,441
IHS, Inc., Class A †	4,100	556,247
Illinois Tool Works, Inc.	27,200	2,381,632
Iron Mountain, Inc.	18,945	671,600
JB Hunt Transport Services, Inc.	14,400	1,062,432
Kansas City Southern	10,200	1,096,602
Kennametal, Inc.	7,500	347,100
Kirby Corp. †	4,600	538,844
Lockheed Martin Corp.	65,800	10,576,034
Manitowoc Co., Inc./The	38,300	1,258,538
Masco Corp.	19,400	430,680
Middleby Corp./The †	10,800	893,376
Mueller Industries, Inc.	13,000	382,330
Nielsen NV	21,500	1,040,815
Nordson Corp.	3,200	256,608
Norfolk Southern Corp.	19,900	2,050,297
Northrop Grumman Corp.	49,900	5,969,537
Old Dominion Freight Line, Inc. †	11,100	706,848
Oshkosh Corp.	16,100	894,033
Owens Corning	19,000	734,920
PACCAR, Inc.	13,500	848,205
Pall Corp.	7,000	597,730
Pitney Bowes, Inc.	36,200	999,844
Polypore International, Inc. †	10,200	486,846
Precision Castparts Corp.	15,600	3,937,440
Raytheon Co.	69,300	6,392,925
Rockwell Automation, Inc.	23,100	2,891,196
Roper Industries, Inc.	9,300	1,357,893
RR Donnelley & Sons Co.	50,900	863,264
SolarCity Corp. †	48,100	3,395,860
Southwest Airlines Co.	141,100	3,789,946
Spirit Airlines, Inc. †	17,600	1,113,024
SPX Corp.	4,900	530,229

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 14.6% (continued)
Stericycle, Inc. †	7,700	$911,834
Swift Transportation Co. †	39,100	986,493
Terex Corp.	24,100	990,510
Textron, Inc.	18,300	700,707
Timken Co./The	19,800	1,343,232
Towers Watson & Co., Class A	12,400	1,292,452
TransDigm Group, Inc.	9,000	1,505,340
Trinity Industries, Inc.	46,900	2,050,468
Triumph Group, Inc.	6,300	439,866
United Continental Holdings, Inc. †	67,200	2,759,904
United Rentals, Inc. †	24,700	2,586,831
USG Corp. †	39,400	1,187,122
Verisk Analytics, Inc., Class A †	18,500	1,110,370
WABCO Holdings, Inc. †	2,900	309,778
Wabtec Corp.	8,800	726,792
Waste Connections, Inc.	8,300	402,965
Werner Enterprises, Inc.	10,900	288,959
WESCO International, Inc. †	7,500	647,850
Woodward, Inc.	3,200	160,576
WW Grainger, Inc.	9,500	2,415,565

		152,477,953

Information Technology - 26.2%
3D Systems Corp. †	36,900	2,206,620
Activision Blizzard, Inc.	131,000	2,921,300
Adobe Systems, Inc. †	81,700	5,911,812
Akamai Technologies, Inc. †	31,000	1,892,860
Alliance Data Systems Corp. †	8,100	2,278,125
Amphenol Corp., Class A	8,600	828,524
ANSYS, Inc. †	5,600	424,592
AOL, Inc. †	32,400	1,289,196
Apple, Inc.	529,200	49,178,556
Applied Materials, Inc.	247,600	5,583,380
ARRIS Group, Inc. †	30,100	979,153
Arrow Electronics, Inc. †	8,600	519,526
Automatic Data Processing, Inc.	19,700	1,561,816
Brocade Communications Systems, Inc.	101,800	936,560
CA, Inc.	16,500	474,210
Cadence Design Systems, Inc. †	23,600	412,764
Cirrus Logic, Inc. †	28,800	654,912
Citrix Systems, Inc. †	7,700	481,635
Cognizant Technology Solutions Corp., Class A †	40,300	1,971,073
CommVault Systems, Inc. †	8,200	403,194
Computer Sciences Corp.	13,600	859,520
Concur Technologies, Inc. †	6,600	616,044
CoreLogic, Inc. †	18,100	549,516
Corning, Inc.	211,500	4,642,425
CoStar Group, Inc. †	4,800	759,216
Cree, Inc. †	31,900	1,593,405
Electronic Arts, Inc. †	95,000	3,407,650
F5 Networks, Inc. †	6,500	724,360
Facebook, Inc., Class A †	394,000	26,512,260
FactSet Research Systems, Inc.	1,300	156,364
Fairchild Semiconductor International, Inc. †	7,700	120,120
Fidelity National Information Services, Inc.	18,200	996,268
First Solar, Inc. †	32,300	2,295,238
Fiserv, Inc. †	29,200	1,761,344
FleetCor Technologies, Inc. †	24,700	3,255,460

	SHARES	VALUE (Note 2)
Information Technology - 26.2% (continued)
Fortinet, Inc. †	19,300	$485,009
Gartner, Inc. †	6,200	437,224
Google, Inc., Class A †	40,700	23,796,069
Hewlett-Packard Co.	275,000	9,262,000
IAC/InterActiveCorp	16,100	1,114,603
InterDigital, Inc.	6,200	296,360
Intuit, Inc.	8,200	660,346
IPG Photonics Corp. †	3,700	254,560
Jabil Circuit, Inc.	15,000	313,500
Jack Henry & Associates, Inc.	8,800	522,984
Juniper Networks, Inc. †	40,300	988,962
KLA-Tencor Corp.	11,300	820,832
Knowles Corp. †	13,150	404,231
Lam Research Corp.	15,600	1,054,248
Marvell Technology Group Ltd.	72,200	1,034,626
MasterCard, Inc., Class A	171,300	12,585,411
Maxim Integrated Products, Inc.	21,200	716,772
Micron Technology, Inc. †	283,800	9,351,210
Microsoft Corp.	108,100	4,507,770
Motorola Solutions, Inc.	10,300	685,671
NCR Corp. †	8,300	291,247
NetSuite, Inc. †	17,000	1,476,960
NeuStar, Inc., Class A †	8,700	226,374
NVIDIA Corp.	49,800	923,292
Oracle Corp. (2)	50,900	2,062,977
Pandora Media, Inc. †	72,900	2,150,550
QUALCOMM, Inc.	63,100	4,997,520
Red Hat, Inc. †	7,400	408,998
salesforce.com, Inc. †	72,800	4,228,224
SanDisk Corp.	53,000	5,534,790
ServiceNow, Inc. †	47,800	2,961,688
Shutterstock, Inc. †	12,700	1,053,846
Skyworks Solutions, Inc.	56,400	2,648,544
SolarWinds, Inc. †	12,600	487,116
Solera Holdings, Inc.	5,700	382,755
Splunk, Inc. †	38,600	2,135,738
SunEdison, Inc. †	155,800	3,521,080
SunPower Corp. †	59,300	2,430,114
Symantec Corp.	43,100	986,990
Texas Instruments, Inc.	110,500	5,280,795
TIBCO Software, Inc. †	20,000	403,400
Total System Services, Inc.	15,100	474,291
Trimble Navigation Ltd. †	6,800	251,260
Ubiquiti Networks, Inc. †	45,300	2,047,107
Universal Display Corp. †	8,600	276,060
VeriSign, Inc. †	22,700	1,107,987
Visa, Inc., Class A	15,700	3,308,147
Vishay Intertechnology, Inc.	8,200	127,018
VMware, Inc., Class A †	23,900	2,313,759
Western Digital Corp.	65,100	6,008,730
Workday, Inc., Class A †	17,300	1,554,578
Xerox Corp.	164,600	2,047,624
Xilinx, Inc.	28,100	1,329,411
Yahoo!, Inc. †	136,700	4,802,271
Yelp, Inc. †	29,500	2,262,060
Zebra Technologies Corp., Class A †	3,200	263,424
Zillow, Inc., Class A †	21,300	3,044,409

		274,262,520

Materials - 4.1%
Air Products & Chemicals, Inc.	8,000	1,028,960
Airgas, Inc.	4,900	533,659

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Materials - 4.1% (continued)
Albemarle Corp.	4,000	$286,000
Alcoa, Inc.	217,800	3,243,042
Ashland, Inc.	6,600	717,684
Axiall Corp.	8,150	385,250
Ball Corp.	21,800	1,366,424
Carpenter Technology Corp.	5,700	360,525
Celanese Corp., Series A	7,000	449,960
Dow Chemical Co./The	177,500	9,134,150
Eagle Materials, Inc.	18,800	1,772,464
Eastman Chemical Co.	7,300	637,655
Ecolab, Inc.	26,400	2,939,376
EI du Pont de Nemours & Co. (2)	50,300	3,291,632
FMC Corp.	8,000	569,520
Huntsman Corp.	30,500	857,050
International Flavors & Fragrances, Inc.	6,500	677,820
Louisiana-Pacific Corp. †	71,200	1,069,424
MeadWestvaco Corp.	5,200	230,152
NewMarket Corp.	1,600	627,376
Packaging Corp. of America	14,500	1,036,605
PPG Industries, Inc.	20,897	4,391,505
Rock-Tenn Co., Class A	7,000	739,130
Rockwood Holdings, Inc.	5,700	433,143
Sherwin-Williams Co./The	9,700	2,007,027
SunCoke Energy, Inc. †	2,334	50,181
Valspar Corp./The	8,500	647,615
Vulcan Materials Co.	9,800	624,750
Westlake Chemical Corp.	25,600	2,144,256
WR Grace & Co. †	3,700	349,761

		42,602,096

Telecommunication Services - 0.2%
Level 3 Communications, Inc. †	21,386	939,059
SBA Communications Corp., Class A †	13,000	1,329,900

		2,268,959

Utilities - 0.6%
AGL Resources, Inc.	7,100	390,713
American Water Works Co., Inc.	20,500	1,013,725
Atmos Energy Corp.	9,100	485,940
Cleco Corp.	8,100	477,495
Hawaiian Electric Industries, Inc.	11,500	291,180
ITC Holdings Corp.	22,500	820,800
National Fuel Gas Co.	5,400	422,820
NiSource, Inc.	5,300	208,502
OGE Energy Corp.	14,600	570,568
Portland General Electric Co.	12,000	416,040
Questar Corp.	15,300	379,440
UIL Holdings Corp.	7,700	298,067
WGL Holdings, Inc.	6,900	297,390

		6,072,680

TOTAL COMMON STOCKS (cost $818,903,008)		1,040,756,961

MONEY MARKET FUNDS - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $15,236,529)	15,236,529	15,236,529

VALUE (Note 2)
TOTAL INVESTMENTS - 101.0% (cost $834,139,537)	$1,055,993,490

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%) (b)	(10,192,329)

NET ASSETS - 100.0%	$1,045,801,161

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.
(b)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION
Long Contracts:
53	Barclays Capital	S&P 500 E-Mini Futures	9/2014	$5,135,190	$5,173,860	$38,670

Cash held as collateral at Barclays Capital for futures contracts was $192,045 at June 30, 2014.

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.6%	SHARES	VALUE (Note 2)
Consumer Discretionary - 14.4%
1-800-Flowers.com, Inc., Class A †	18,000	$104,400
A. H. Belo Corp., Class A	14,300	169,455
American Axle & Manufacturing Holdings, Inc. †	16,200	306,018
America’s Car-Mart, Inc. †	2,300	90,965
Asbury Automotive Group, Inc. †	15,800	1,086,092
Black Diamond, Inc. †	2,900	32,538
Boyd Gaming Corp. †	16,200	196,506
Bridgepoint Education, Inc. †	12,899	171,299
Brown Shoe Co., Inc.	13,800	394,818
Buffalo Wild Wings, Inc. †	3,600	596,556
Build-A-Bear Workshop, Inc. †	10,000	133,600
Capella Education Co.	6,300	342,657
Career Education Corp. †	50,900	238,212
Carmike Cinemas, Inc. †	14,400	505,872
Carriage Services, Inc.	9,300	159,309
Cavco Industries, Inc. †	3,700	315,610
Century Casinos, Inc. †	26,600	154,014
Christopher & Banks Corp. †	18,000	157,680
Churchill Downs, Inc.	1,700	153,187
Chuy’s Holdings, Inc. †	3,600	130,680
Collectors Universe, Inc.	7,600	148,884
Columbia Sportswear Co.	900	74,385
Cooper-Standard Holding, Inc. †	3,900	258,024
Core-Mark Holding Co., Inc.	9,600	438,048
Cumulus Media, Inc., Class A †	114,500	754,555
Deckers Outdoor Corp. †	12,700	1,096,391
Del Frisco’s Restaurant Group, Inc. †	5,900	162,604
Denny’s Corp. †	18,100	118,012
Destination Maternity Corp.	3,000	68,310
Destination XL Group, Inc. †	22,800	125,628
DeVry Education Group, Inc.	14,200	601,228
Dex Media, Inc. †	28,000	311,920
Dixie Group, Inc./The †	18,500	195,915
Dorman Products, Inc. †	14,964	738,024
DreamWorks Animation SKG, Inc., Class A †	10,400	241,904
Drew Industries, Inc.	9,000	450,090
Education Management Corp. †	27,300	46,137
Einstein Noah Restaurant Group, Inc.	3,600	57,816
Empire Resorts, Inc. †	20,000	143,200
Entravision Communications Corp., Class A	73,100	454,682
EW Scripps Co./The, Class A †	23,500	497,260
Famous Dave’s of America, Inc. †	8,200	235,340
Federal-Mogul Holdings Corp. †	21,400	432,922
Fiesta Restaurant Group, Inc. †	4,900	227,409
Finish Line, Inc./The, Class A	21,600	642,384
Flexsteel Industries, Inc.	1,600	53,360
Fred’s, Inc., Class A	7,400	113,146
FTD Cos., Inc. †	1,220	38,784
Gentherm, Inc. †	24,900	1,106,805
G-III Apparel Group Ltd. †	10,800	881,928
Grand Canyon Education, Inc. †	19,200	882,624
Gray Television, Inc. †	47,500	623,675
Haverty Furniture Cos., Inc.	7,500	188,475
Helen of Troy Ltd. †	13,900	842,757
Hillenbrand, Inc.	6,800	221,816
Iconix Brand Group, Inc. †	22,500	966,150
Interval Leisure Group, Inc.	9,000	197,460
iRobot Corp. †	6,300	257,985
Jack in the Box, Inc.	15,900	951,456

	SHARES	VALUE (Note 2)
Consumer Discretionary - 14.4% (continued)
Jamba, Inc. †	7,180	$86,878
Journal Communications, Inc., Class A †	7,300	64,751
Kate Spade & Co. †	2,200	83,908
Kirkland’s, Inc. †	11,900	220,745
Kona Grill, Inc. †	7,700	149,457
Krispy Kreme Doughnuts, Inc. †	16,400	262,072
La-Z-Boy, Inc.	22,300	516,691
Lee Enterprises, Inc. †	79,900	355,555
Libbey, Inc. †	4,300	114,552
LifeLock, Inc. †	44,700	624,012
Lithia Motors, Inc., Class A	13,900	1,307,573
Loral Space & Communications, Inc. †	2,600	188,994
MarineMax, Inc. †	10,100	169,074
Marriott Vacations Worldwide Corp. †	5,300	310,739
Martha Stewart Living Omnimedia, Inc., Class A †	31,000	145,700
Mattress Firm Holding Corp. †	2,100	100,275
McClatchy Co./The, Class A †	69,500	385,725
MDC Partners, Inc., Class A	24,600	528,654
Men’s Wearhouse, Inc./The	18,600	1,037,880
Modine Manufacturing Co. †	30,000	472,200
Monarch Casino & Resort, Inc. †	12,000	181,680
Monro Muffler Brake, Inc.	11,300	601,047
Motorcar Parts of America, Inc. †	19,200	467,520
Movado Group, Inc.	3,500	145,845
Multimedia Games Holding Co., Inc. †	9,700	287,508
NACCO Industries, Inc., Class A	5,100	258,060
Nautilus, Inc. †	26,600	294,994
New York & Co., Inc. †	17,200	63,468
New York Times Co./The, Class A	63,400	964,314
Nexstar Broadcasting Group, Inc., Class A	21,200	1,094,132
Nutrisystem, Inc.	14,300	244,673
Orbitz Worldwide, Inc. †	10,100	89,890
Oxford Industries, Inc.	4,300	286,681
Pacific Sunwear of California, Inc. (2)†	34,000	80,920
Papa John’s International, Inc.	14,300	606,177
Perry Ellis International, Inc. †	7,000	122,080
Popeyes Louisiana Kitchen, Inc. †	10,200	445,842
Radio One, Inc., Class D †	20,900	103,037
Red Robin Gourmet Burgers, Inc. †	10,700	761,840
Rentrak Corp. †	8,800	461,560
Restoration Hardware Holdings, Inc. †	16,000	1,488,800
Ruth’s Hospitality Group, Inc.	22,500	277,875
Scholastic Corp.	3,800	129,542
Scientific Games Corp., Class A †	16,400	182,368
Shiloh Industries, Inc. †	15,200	280,592
Shoe Carnival, Inc.	4,200	86,730
Sizmek, Inc. †	15,600	148,668
Skechers U.S.A., Inc., Class A †	25,000	1,142,500
Smith & Wesson Holding Corp. †	39,500	574,330
Sonic Corp. †	28,000	618,240
Standard Motor Products, Inc.	12,900	576,243
Stein Mart, Inc.	23,200	322,248
Stoneridge, Inc. †	20,500	219,760
Strattec Security Corp.	2,800	180,572
Sturm, Ruger & Co., Inc.	6,200	365,862
Tower International, Inc. †	18,300	674,172
Tuesday Morning Corp. †	34,500	614,790
Unifi, Inc. †	11,200	308,336
Universal Electronics, Inc. †	9,000	439,920
UQM Technologies, Inc. †	34,700	78,769

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 14.4% (continued)
ValueVision Media, Inc., Class A †	51,200	$255,488
VOXX International Corp. †	10,300	96,923
Winnebago Industries, Inc. †	6,800	171,224
World Wrestling Entertainment, Inc., Class A	47,300	564,289
You On Demand Holdings, Inc. †	34,500	92,805

		45,864,710

Consumer Staples - 2.4%
Andersons, Inc./The	14,700	758,226
Boston Beer Co., Inc./The, Class A †	700	156,464
Boulder Brands, Inc. †	30,500	432,490
Calavo Growers, Inc.	4,000	135,320
Cal-Maine Foods, Inc.	8,800	654,016
Chiquita Brands International, Inc.†	13,500	146,475
Coca-Cola Bottling Co. Consolidated	1,200	88,404
Craft Brew Alliance, Inc. †	22,800	252,168
Diamond Foods, Inc. †	19,500	549,900
Harbinger Group, Inc. †	50,500	641,350
IGI Laboratories, Inc. †	36,000	191,160
Ingles Markets, Inc., Class A	3,400	89,590
Inter Parfums, Inc.	10,000	295,500
Inventure Foods, Inc. †	7,500	84,525
J&J Snack Foods Corp.	3,500	329,420
Liberator Medical Holdings, Inc.	81,600	306,000
Medifast, Inc. †	6,400	194,624
Natural Grocers by Vitamin Cottage, Inc. †	4,800	102,768
Omega Protein Corp. †	13,000	177,840
Revlon, Inc., Class A †	14,000	427,000
Rite Aid Corp. †	6,500	46,605
Rock Creek Pharmaceuticals, Inc. †	64,200	37,878
SpartanNash Co.	6,500	136,565
USANA Health Sciences, Inc. †	5,400	421,956
Vector Group Ltd.	30,700	634,876
WD-40 Co.	4,600	346,012
Weis Markets, Inc.	2,000	91,460

		7,728,592

Energy - 7.6%
Abraxas Petroleum Corp. †	94,300	590,318
Adams Resources & Energy, Inc.	500	39,065
Basic Energy Services, Inc. †	25,300	739,266
Bill Barrett Corp. †	2,500	66,950
Bonanza Creek Energy, Inc. †	5,500	314,545
BPZ Resources, Inc. (2)†	25,500	78,540
C&J Energy Services, Inc. †	23,900	807,342
Callon Petroleum Co. †	41,500	483,475
Carrizo Oil & Gas, Inc. †	28,900	2,001,614
Clayton Williams Energy, Inc. †	7,300	1,002,801
Comstock Resources, Inc.	13,900	400,876
Dawson Geophysical Co.	6,000	171,900
DHT Holdings, Inc.	28,100	202,320
Diamondback Energy, Inc. †	6,800	603,840
Exterran Holdings, Inc.	11,300	508,387
Frontline Ltd. (Norway) †	33,500	97,820
Gastar Exploration, Inc. †	38,600	336,206
Goodrich Petroleum Corp. †	19,200	529,920
Green Plains, Inc.	22,200	729,714
Gulf Island Fabrication, Inc.	3,100	66,712
Harvest Natural Resources, Inc. †	8,900	44,411
Key Energy Services, Inc. †	35,600	325,384
Magnum Hunter Resources Corp. †	112,100	919,220
Matador Resources Co. †	53,500	1,566,480

	SHARES	VALUE (Note 2)
Energy - 7.6% (continued)
Matrix Service Co. †	15,800	$518,082
Miller Energy Resources, Inc. †	55,000	352,000
Mitcham Industries, Inc. †	5,800	81,084
Natural Gas Services Group, Inc. †	6,200	204,972
Newpark Resources, Inc. †	29,600	368,816
Panhandle Oil and Gas, Inc., Class A	1,500	84,045
Parker Drilling Co. †	60,500	394,460
PDC Energy, Inc. †	900	56,835
Penn Virginia Corp. †	48,300	818,685
PHI, Inc. †	1,900	84,683
Pioneer Energy Services Corp. †	37,200	652,488
Renewable Energy Group, Inc. †	21,100	242,017
REX American Resources Corp. †	5,400	395,874
Rex Energy Corp. †	9,900	175,329
RigNet, Inc. †	15,100	812,682
Ring Energy, Inc. †	9,300	162,285
Sanchez Energy Corp. †	30,100	1,131,459
SemGroup Corp., Class A	2,500	197,125
Stone Energy Corp. †	29,200	1,366,268
Synergy Resources Corp. †	48,700	645,275
Teekay Tankers Ltd., Class A (Bermuda)	19,100	81,939
Tesco Corp.	26,300	561,242
TETRA Technologies, Inc. †	22,900	269,762
Triangle Petroleum Corp. †	55,600	653,300
Ur-Energy, Inc. †	30,800	35,112
US Energy Corp. Wyoming †	13,300	57,589
VAALCO Energy, Inc. †	13,800	99,774
Vertex Energy, Inc. †	23,100	224,301
Warren Resources, Inc. †	37,000	229,400
Westmoreland Coal Co. †	12,500	453,500
Willbros Group, Inc. †	13,300	164,255

		24,201,744

Financials - 15.5%
1st Source Corp.	1,500	45,930
Alexander’s, Inc. REIT	200	73,894
American Equity Investment Life Holding Co.	26,100	642,060
Ameris Bancorp †	15,201	327,733
AMERISAFE, Inc.	4,000	162,680
Arlington Asset Investment Corp., Class A	2,800	76,524
Ashford Hospitality Prime, Inc. REIT	5,780	99,185
Ashford Hospitality Trust, Inc. REIT	28,900	333,506
Astoria Financial Corp.	14,400	193,680
Atlas Financial Holdings, Inc. †	2,700	40,932
BancFirst Corp.	800	49,520
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	8,600	255,162
Bancorp, Inc. †	16,000	190,560
BancorpSouth, Inc.	48,900	1,201,473
Bank of the Ozarks, Inc.	43,600	1,458,420
Banner Corp.	9,600	380,448
BBCN Bancorp, Inc.	22,400	357,280
Beneficial Mutual Bancorp, Inc. †	9,200	124,752
Berkshire Hills Bancorp, Inc.	2,800	65,016
BGC Partners, Inc., Class A	118,800	883,872
BNC Bancorp	10,300	175,821
BofI Holding, Inc. †	12,300	903,681
Boston Private Financial Holdings, Inc.	32,500	436,800
Capital Bank Financial Corp., Class A †	12,300	290,403
Cardinal Financial Corp.	6,300	116,298

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 15.5% (continued)
CareTrust REIT, Inc. REIT †	3,500	$69,300
Center Bancorp, Inc. (2)	7,100	136,533
Chemical Financial Corp.	1,500	42,120
City Holding Co.	1,300	58,656
CoBiz Financial, Inc.	3,100	33,387
Cohen & Steers, Inc.	3,000	130,140
Community Bank System, Inc.	3,800	137,560
Community Trust Bancorp, Inc.	3,630	124,219
Consumer Portfolio Services, Inc. †	25,900	197,358
CoreSite Realty Corp. REIT	1,300	42,991
Cowen Group, Inc., Class A †	27,800	117,316
Credit Acceptance Corp. †	318	39,146
CVB Financial Corp.	38,000	609,140
Diamond Hill Investment Group, Inc.	900	114,948
DiamondRock Hospitality Co. REIT	29,000	371,780
Eagle Bancorp, Inc. †	18,039	608,816
eHealth, Inc. †	10,800	410,076
Encore Capital Group, Inc. †	7,274	330,385
Enstar Group Ltd. †	1,300	195,949
Evercore Partners, Inc., Class A	20,300	1,170,092
FBL Financial Group, Inc., Class A	7,100	326,600
FBR & Co. †	10,700	290,291
Federal Agricultural Mortgage Corp., Class C	5,900	183,372
Federated National Holding Co.	14,600	372,300
FelCor Lodging Trust, Inc. REIT	58,000	609,580
Fidelity Southern Corp.	8,768	113,896
Financial Engines, Inc.	3,300	149,424
First Busey Corp.	5,600	32,536
First Commonwealth Financial Corp.	18,100	166,882
First Financial Bancorp	1,700	29,257
First Financial Bankshares, Inc.	16,900	530,153
First Interstate BancSystem, Inc. (2)	19,800	538,164
First Merchants Corp.	9,200	194,488
First Midwest Bancorp, Inc.	10,800	183,924
Flagstar Bancorp, Inc. †	16,900	305,890
Flushing Financial Corp.	3,100	63,705
Forestar Group, Inc. †	7,100	135,539
FXCM, Inc., Class A	12,800	191,488
Gain Capital Holdings, Inc.	23,700	186,519
GAMCO Investors, Inc., Class A	5,800	481,690
Glacier Bancorp, Inc.	34,500	979,110
Gladstone Capital Corp.	7,300	73,438
Gladstone Commercial Corp. REIT	5,400	96,498
Gladstone Investment Corp.	9,900	73,260
Gramercy Property Trust, Inc. REIT	20,400	123,420
Hanmi Financial Corp.	15,000	316,200
HCI Group, Inc.	9,100	369,460
Hercules Technology Growth Capital, Inc.	14,300	231,088
HFF, Inc., Class A	18,200	676,858
Hilltop Holdings, Inc. †	36,400	773,864
Home BancShares, Inc.	42,100	1,381,722
HomeStreet, Inc.	7,500	137,775
Horace Mann Educators Corp.	8,000	250,160
Horizon Technology Finance Corp.	900	13,158
Iberiabank Corp.	6,100	422,059
ICG Group, Inc. †	21,900	457,272
Independent Bank Corp.	28,300	402,486
Independent Bank Group, Inc.	4,500	250,515
Infinity Property & Casualty Corp.	3,300	221,859
Interactive Brokers Group, Inc., Class A	19,100	444,839
International Bancshares Corp.	14,900	402,300

	SHARES	VALUE (Note 2)
Financials - 15.5% (continued)
INTL FCStone, Inc. †	3,000	$59,760
Investment Technology Group, Inc. †	10,100	170,488
Investors Bancorp, Inc.	22,185	245,144
Janus Capital Group, Inc.	29,900	373,152
KCAP Financial, Inc.	23,900	202,911
Kemper Corp.	3,200	117,952
Kennedy-Wilson Holdings, Inc.	34,200	917,244
Ladenburg Thalmann Financial Services, Inc. †	106,800	336,420
Lakeland Financial Corp.	9,000	343,440
Maiden Holdings Ltd.	15,800	191,022
MarketAxess Holdings, Inc.	18,582	1,004,543
MB Financial, Inc.	15,200	411,160
Medallion Financial Corp.	7,700	95,942
Meta Financial Group, Inc. (2)	4,400	176,000
Monmouth Real Estate Investment Corp., Class A REIT	8,600	86,344
MVC Capital, Inc.	4,300	55,685
Nelnet, Inc., Class A	9,400	389,442
OneBeacon Insurance Group Ltd., Class A	14,400	223,776
Oritani Financial Corp.	10,200	156,978
PacWest Bancorp	16,400	707,988
Pebblebrook Hotel Trust REIT	8,500	314,160
Phoenix Cos., Inc./The †	2,500	120,975
Pinnacle Financial Partners, Inc.	17,300	683,004
Piper Jaffray Cos. (2)†	7,800	403,806
Portfolio Recovery Associates, Inc. †	4,100	244,073
Preferred Bank †	3,100	73,284
Primerica, Inc.	10,200	488,070
PrivateBancorp, Inc.	45,200	1,313,512
Pzena Investment Management, Inc., Class A	19,400	216,504
RCS Capital Corp., Class A	15,300	324,819
Ryman Hospitality Properties, Inc. REIT	6,500	312,975
Safeguard Scientifics, Inc. †	4,700	97,713
Safety Insurance Group, Inc.	700	35,966
Security National Financial Corp., Class A †	7,840	33,477
Simmons First National Corp., Class A	2,900	114,231
South State Corp.	7,600	463,600
Southside Bancshares, Inc.	7,757	224,643
Southwest Bancorp, Inc.	1,700	29,002
StanCorp Financial Group, Inc.	13,600	870,400
Sterling Bancorp	7,800	93,600
Stewart Information Services Corp.	11,000	341,110
Strategic Hotels & Resorts, Inc. REIT †	51,700	605,407
Symetra Financial Corp.	46,800	1,064,232
Texas Capital Bancshares, Inc. †	18,200	981,890
TICC Capital Corp. (2)	21,800	215,820
Tompkins Financial Corp.	1,500	72,270
Tree.com, Inc. †	7,500	218,550
Triangle Capital Corp.	10,100	286,537
Trico Bancshares	3,900	90,246
Umpqua Holdings Corp.	32,700	585,984
United Community Banks, Inc.	34,600	566,402
United Financial Bancorp, Inc.	2,700	36,585
United Insurance Holdings Corp.	33,100	571,306
Universal Health Realty Income Trust REIT	700	30,436
Universal Insurance Holdings, Inc.	23,800	308,686
ViewPoint Financial Group, Inc.	14,400	387,504

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 15.5% (continued)
Virtus Investment Partners, Inc. †	1,800	$381,150
Walker & Dunlop, Inc. †	5,900	83,249
Washington Federal, Inc.	9,700	217,571
Washington Trust Bancorp, Inc.	3,500	128,695
Waterstone Financial, Inc.	8,300	94,703
WesBanco, Inc.	9,200	285,568
Western Alliance Bancorp †	49,200	1,170,960
Wilshire Bancorp, Inc.	38,700	397,449
WisdomTree Investments, Inc. †	7,400	91,464
WSFS Financial Corp.	2,900	213,643

		49,159,203

Health Care - 18.0%
Abaxis, Inc.	6,100	270,291
ABIOMED, Inc. †	20,700	520,398
Acadia Healthcare Co., Inc. †	24,700	1,123,850
ACADIA Pharmaceuticals, Inc. †	30,800	695,772
Accelerate Diagnostics, Inc. †	33,400	868,400
Accuray, Inc. †	39,800	350,240
AcelRx Pharmaceuticals, Inc. (2)†	44,900	460,225
Addus HomeCare Corp. †	19,900	447,352
Affymetrix, Inc. †	60,200	536,382
Air Methods Corp. †	12,000	619,800
Akorn, Inc. †	23,900	794,675
Albany Molecular Research, Inc. †	26,900	541,228
Alimera Sciences, Inc. †	33,400	199,732
Alliance HealthCare Services, Inc. †	11,900	321,300
Alnylam Pharmaceuticals, Inc. †	1,600	101,072
AMN Healthcare Services, Inc. †	11,900	146,370
Ampio Pharmaceuticals, Inc. †	41,600	347,360
Amsurg Corp. †	4,500	205,065
Anacor Pharmaceuticals, Inc. †	29,800	528,354
Analogic Corp.	2,300	179,952
AngioDynamics, Inc. †	3,100	50,623
Anika Therapeutics, Inc. †	15,000	694,950
Antares Pharma, Inc. †	19,300	51,531
Arrowhead Research Corp. †	43,500	622,485
AtriCure, Inc. †	26,500	487,070
Atrion Corp.	200	65,200
Auxilium Pharmaceuticals, Inc. †	23,200	465,392
AVANIR Pharmaceuticals, Inc., Class A †	43,800	247,032
BioCryst Pharmaceuticals, Inc. †	74,000	943,500
BioDelivery Sciences International, Inc. †	32,700	394,689
Biolase, Inc. †	24,075	52,965
BioTelemetry, Inc. †	41,000	293,970
Cambrex Corp. †	16,400	339,480
Cantel Medical Corp.	14,923	546,480
Capital Senior Living Corp. †	6,600	157,344
Cardiovascular Systems, Inc. †	14,500	451,820
Catalyst Pharmaceutical Partners, Inc. †	150,700	381,271
Celldex Therapeutics, Inc. †	18,400	300,288
Celsion Corp. †	9,566	33,194
Cempra, Inc. †	26,000	278,980
Cerus Corp. †	13,200	54,780
Cesca Therapeutics, Inc. (2)†	18,100	25,159
Clovis Oncology, Inc. †	6,800	281,588
CONMED Corp.	3,700	163,355
Corcept Therapeutics, Inc. †	53,100	148,680
CorVel Corp. †	11,200	506,016
Cross Country Healthcare, Inc. †	11,400	74,328

	SHARES	VALUE (Note 2)

Health Care - 18.0% (continued)
CryoLife, Inc.	5,100	$45,645
CTI BioPharma Corp. †	77,000	216,370
Cyberonics, Inc. †	9,300	580,878
Cynosure, Inc., Class A †	8,100	172,125
Cytokinetics, Inc. †	16,400	78,392
CytRx Corp. †	49,700	207,746
Depomed, Inc. †	45,100	626,890
DexCom, Inc. †	33,400	1,324,644
Durata Therapeutics, Inc. †	23,200	395,096
Durect Corp. †	79,200	144,144
Dyax Corp. †	90,300	866,880
Emergent Biosolutions, Inc. †	10,900	244,814
Enanta Pharmaceuticals, Inc. †	12,700	546,989
Endologix, Inc. †	6,400	97,344
Ensign Group, Inc./The	3,500	108,780
Enzo Biochem, Inc. †	10,300	54,075
Exact Sciences Corp. †	6,200	105,586
ExamWorks Group, Inc. †	13,300	422,009
Five Star Quality Care, Inc. †	27,400	137,274
Fluidigm Corp. †	15,500	455,700
Fonar Corp. †	15,100	184,220
GenMark Diagnostics, Inc. †	6,900	93,357
Geron Corp. †	110,600	355,026
Globus Medical, Inc., Class A †	48,600	1,162,512
Greatbatch, Inc. †	4,500	220,770
GTx, Inc. †	25,100	34,638
Halozyme Therapeutics, Inc. †	22,500	222,300
Hanger, Inc. †	4,800	150,960
HealthStream, Inc. †	6,200	150,660
Healthways, Inc. †	10,700	187,678
Hyperion Therapeutics, Inc. †	6,600	172,260
Icad, Inc. †	12,500	80,125
Idera Pharmaceuticals, Inc. †	89,900	260,710
Immunomedics, Inc. †	45,200	164,980
Impax Laboratories, Inc. †	27,900	836,721
Inovio Pharmaceuticals, Inc. †	45,300	489,693
Insmed, Inc. †	17,900	357,642
Insulet Corp. †	22,400	888,608
Insys Therapeutics, Inc. †	23,400	730,782
Intercept Pharmaceuticals, Inc. †	900	212,967
Iridex Corp. †	2,000	16,620
IsoRay, Inc. †	62,200	194,064
Jazz Pharmaceuticals PLC †	400	58,804
Keryx Biopharmaceuticals, Inc. †	54,100	832,058
Kindred Healthcare, Inc.	25,900	598,290
KYTHERA Biopharmaceuticals, Inc. †	18,800	721,356
Lannett Co., Inc. †	26,300	1,305,006
Ligand Pharmaceuticals, Inc. †	13,500	840,915
MannKind Corp. †	19,500	214,305
MedAssets, Inc. †	12,200	278,648
MedCath Corp. (3)†(a)	10,300	14,729
Medidata Solutions, Inc. †	12,300	526,563
Merge Healthcare, Inc. †	19,600	44,492
Merit Medical Systems, Inc. †	7,600	114,760
MiMedx Group, Inc. †	34,300	243,187
MWI Veterinary Supply, Inc. †	1,400	198,786
Myriad Genetics, Inc. †	8,800	342,496
NanoViricides, Inc. †	57,800	244,494
National Research Corp., Class B †	1,500	58,560
Natus Medical, Inc. †	17,500	439,950
Navidea Biopharmaceuticals, Inc. (2) †	46,100	68,228
Neogen Corp. †	4,450	180,092
Neuralstem, Inc. †	109,700	462,934

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 18.0% (continued)
Neurocrine Biosciences, Inc. †	23,200	$344,288
NewLink Genetics Corp. †	19,900	528,345
Northwest Biotherapeutics, Inc. †	39,500	265,045
Novavax, Inc. (2)†	124,100	573,342
NuVasive, Inc. †	17,000	604,690
Ohr Pharmaceutical, Inc. †	7,600	72,276
Omeros Corp. †	32,600	567,240
Omnicell, Inc. †	16,100	462,231
Oncothyreon, Inc. †	23,000	74,520
OraSure Technologies, Inc. †	16,600	142,926
Organovo Holdings, Inc. †	37,800	315,630
Osiris Therapeutics, Inc. †	14,400	224,928
Pacific Biosciences of California, Inc. †	59,300	366,474
Pacira Pharmaceuticals, Inc. †	8,800	808,368
Pain Therapeutics, Inc. †	33,000	189,750
Peregrine Pharmaceuticals, Inc. †	181,400	341,032
Pernix Therapeutics Holdings, Inc. †	14,100	126,618
Pharmacyclics, Inc. †	1,000	89,710
PharMerica Corp. †	15,500	443,145
Pozen, Inc. †	23,700	197,421
Progenics Pharmaceuticals, Inc. †	10,700	46,117
Providence Service Corp./The †	12,000	439,080
pSivida Corp. †	26,700	115,878
Puma Biotechnology, Inc. †	15,200	1,003,200
Quidel Corp. †	9,600	212,256
RadNet, Inc. †	18,100	120,003
Raptor Pharmaceutical Corp. †	30,300	349,965
Receptos, Inc. †	9,000	383,400
Regulus Therapeutics, Inc. †	5,300	42,612
Repligen Corp. †	17,800	405,662
Repros Therapeutics, Inc. †	14,800	256,040
Rexahn Pharmaceuticals, Inc. †	140,800	122,496
Rockwell Medical, Inc. †	40,300	483,197
RTI Surgical, Inc. †	21,000	91,350
Sangamo BioSciences, Inc. †	31,800	485,586
SciClone Pharmaceuticals, Inc. (2)†	20,600	108,356
Select Medical Holdings Corp.	50,600	789,360
Sorrento Therapeutics, Inc. †	10,700	72,225
Spectranetics Corp./The †	17,500	400,400
STAAR Surgical Co. †	40,000	672,000
Stemline Therapeutics, Inc. †	15,400	225,918
Stereotaxis, Inc. †	41,400	146,970
Sucampo Pharmaceuticals, Inc., Class A †	7,200	49,680
Sunesis Pharmaceuticals, Inc. †	17,700	115,404
Sunshine Heart, Inc. (Australia) †	5,900	33,040
Supernus Pharmaceuticals, Inc. †	16,700	182,865
Synageva BioPharma Corp. †	3,200	335,360
Synergy Pharmaceuticals, Inc. †	14,000	56,980
TearLab Corp. †	13,500	65,745
TESARO, Inc. †	9,700	301,767
Tetraphase Pharmaceuticals, Inc. †	10,300	138,947
TG Therapeutics, Inc. †	11,600	108,924
TherapeuticsMD, Inc. †	105,700	467,194
Threshold Pharmaceuticals, Inc. †	35,800	141,768
Tonix Pharmaceuticals Holding Corp. †	2,300	33,005
Unilife Corp. †	51,600	152,736
Universal American Corp.	19,100	159,103
US Physical Therapy, Inc.	3,000	102,570
Vanda Pharmaceuticals, Inc. †	25,400	410,972
Vascular Solutions, Inc. †	2,200	48,818
Verastem, Inc. †	7,900	71,574
XOMA Corp. †	16,900	77,571

	SHARES	VALUE (Note 2)
Health Care - 18.0% (continued)
Zeltiq Aesthetics, Inc. †	42,400	$644,056
ZIOPHARM Oncology, Inc. †	87,100	351,013
Zogenix, Inc. †	77,400	155,574

		57,072,031

Industrials - 15.9%
AAON, Inc.	15,149	507,794
AAR Corp.	17,200	474,032
Aceto Corp.	21,500	390,010
Adept Technology, Inc. †	24,700	259,103
Advisory Board Co./The †	4,100	212,380
Aerovironment, Inc. †	8,400	267,120
Air Transport Services Group, Inc. †	24,800	207,576
Aircastle Ltd.	31,800	565,086
Alamo Group, Inc.	1,900	102,771
Albany International Corp., Class A	6,000	227,760
Altra Industrial Motion Corp.	6,500	236,535
AMERCO	1,100	319,836
American Railcar Industries, Inc.	14,300	969,111
American Woodmark Corp. †	4,800	152,976
Apogee Enterprises, Inc.	8,700	303,282
ARC Document Solutions, Inc. †	35,700	209,202
ARC Group Worldwide, Inc. †	28,500	433,200
ArcBest Corp.	19,200	835,392
Argan, Inc.	8,600	320,694
Arotech Corp. †	71,600	319,336
Astec Industries, Inc.	4,900	215,012
Astronics Corp. †	14,000	790,300
Baltic Trading Ltd.	24,900	148,902
Barnes Group, Inc.	7,400	285,196
Barrett Business Services, Inc.	1,800	84,600
Broadwind Energy, Inc. †	20,000	175,400
Builders FirstSource, Inc. †	37,900	283,492
CAI International, Inc. †	6,100	134,261
Capstone Turbine Corp. (2)†	276,100	416,911
CBIZ, Inc. †	10,400	93,912
Ceco Environmental Corp.	3,000	46,770
Celadon Group, Inc.	3,900	83,148
CIRCOR International, Inc.	8,400	647,892
Columbus McKinnon Corp.	4,400	119,020
Corporate Executive Board Co./The	5,000	341,100
Curtiss-Wright Corp.	2,800	183,568
Deluxe Corp.	5,000	292,900
Douglas Dynamics, Inc.	6,500	114,530
Ducommun, Inc. †	7,000	182,910
DXP Enterprises, Inc. †	6,600	498,564
Dycom Industries, Inc. †	12,400	388,244
Dynamic Materials Corp.	2,700	59,751
Eagle Bulk Shipping, Inc. †	23,800	73,542
Echo Global Logistics, Inc. †	4,100	78,597
Encore Wire Corp.	4,800	235,392
Energy Recovery, Inc. †	33,300	163,836
EnerSys	6,000	412,740
Engility Holdings, Inc. †	12,900	493,554
Enphase Energy, Inc. †	16,100	137,655
EnPro Industries, Inc. †	11,000	804,760
Erickson, Inc. †	12,600	204,750
Exponent, Inc.	4,900	363,139
Federal Signal Corp.	33,100	484,915
Forward Air Corp.	2,500	119,625
Franklin Electric Co., Inc.	5,300	213,749
FuelCell Energy, Inc. †	119,700	287,280
Furmanite Corp. †	12,300	143,172

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 15.9% (continued)
G&K Services, Inc., Class A	8,000	$416,560
GenCorp, Inc. †	36,200	691,420
Gibraltar Industries, Inc. †	14,000	217,140
Global Power Equipment Group, Inc.	2,400	38,784
Gorman-Rupp Co./The	3,800	134,406
GP Strategies Corp. †	5,000	129,400
GrafTech International Ltd. †	57,600	602,496
Great Lakes Dredge & Dock Corp. †	33,500	267,665
Greenbrier Cos., Inc./The †	20,100	1,157,760
H&E Equipment Services, Inc. †	18,900	686,826
Hawaiian Holdings, Inc. †	39,900	547,029
Healthcare Services Group, Inc.	3,600	105,984
Heartland Express, Inc.	42,200	900,548
Heidrick & Struggles International, Inc.	1,800	33,300
Herman Miller, Inc.	5,100	154,224
Huron Consulting Group, Inc. †	10,800	764,856
Hyster-Yale Materials Handling, Inc.	10,100	894,254
ICF International, Inc. †	3,600	127,296
InnerWorkings, Inc. †	6,500	55,250
Insperity, Inc. (2)	2,100	69,300
Insteel Industries, Inc.	3,700	72,705
Interface, Inc.	9,500	178,980
John Bean Technologies Corp.	7,800	241,722
Kadant, Inc.	3,300	126,885
Kaman Corp.	5,100	217,923
Kelly Services, Inc., Class A	10,400	178,568
Kforce, Inc.	12,400	268,460
Kimball International, Inc., Class B	17,400	290,928
Knight Transportation, Inc.	25,600	608,512
Korn/Ferry International †	21,300	625,581
Kratos Defense & Security Solutions, Inc. †	19,300	150,540
Lydall, Inc. †	9,600	262,752
Manitex International, Inc. †	15,900	258,216
Marten Transport Ltd.	11,400	254,790
McGrath RentCorp.	4,400	161,700
Meritor, Inc. †	58,500	762,840
Middleby Corp./The †	3,300	272,976
Mistras Group, Inc. †	8,900	218,228
Mobile Mini, Inc.	25,000	1,197,250
Moog, Inc., Class A †	1,800	131,202
Mueller Water Products, Inc., Class A	76,900	664,416
Multi-Color Corp.	6,200	248,062
Navigant Consulting, Inc. †	7,300	127,385
NN, Inc.	18,100	462,998
Ocean Power Technologies, Inc. †	33,400	54,776
On Assignment, Inc. †	18,800	668,716
Orion Energy Systems, Inc. †	33,800	137,566
Orion Marine Group, Inc. (2)†	4,800	51,984
Park-Ohio Holdings Corp.	7,000	406,770
Patrick Industries, Inc. †	19,800	922,482
Pendrell Corp. †	90,700	159,632
PGT, Inc. †	50,400	426,888
Pike Corp. †	6,500	58,240
Plug Power, Inc. †	181,200	848,016
Powell Industries, Inc.	1,200	78,456
PowerSecure International, Inc. †	31,900	310,706
Primoris Services Corp.	19,500	562,380
Proto Labs, Inc. †	4,900	401,408
Quality Distribution, Inc. †	18,000	267,480
Raven Industries, Inc.	6,400	212,096
RBC Bearings, Inc.	2,800	179,340
Real Goods Solar, Inc., Class A †	97,800	291,444

	SHARES	VALUE (Note 2)
Industrials - 15.9% (continued)
Revolution Lighting Technologies, Inc. †	135,200	$310,960
Rexnord Corp. †	24,000	675,600
Roadrunner Transportation Systems, Inc. †	13,100	368,110
Rush Enterprises, Inc., Class A †	5,900	204,553
Saia, Inc. †	15,300	672,129
Seaspan Corp. (Hong Kong)	3,700	86,617
Sparton Corp. †	11,100	307,914
Spirit Airlines, Inc. †	4,500	284,580
Standex International Corp.	3,500	260,680
Steelcase, Inc., Class A	11,600	175,508
Sun Hydraulics Corp.	6,700	272,020
Swift Transportation Co. †	1,300	32,799
Taser International, Inc. †	43,800	582,540
Team, Inc. †	6,600	270,732
Tecumseh Products Co. †	3,000	15,270
Tennant Co.	5,000	381,600
Thermon Group Holdings, Inc. †	7,300	192,136
Trex Co., Inc. †	12,000	345,840
TriMas Corp. †	8,500	324,105
TrueBlue, Inc. †	2,400	66,168
Tutor Perini Corp. †	20,100	637,974
UniFirst Corp.	2,900	307,400
Universal Forest Products, Inc.	3,400	164,118
Universal Truckload Services, Inc.	1,800	45,648
US Ecology, Inc.	9,800	479,710
Viad Corp.	5,800	138,272
Vicor Corp. †	4,800	40,224
VSE Corp.	1,900	133,608
Wabash National Corp. †	23,600	336,300
WageWorks, Inc. †	26,600	1,282,386
Wesco Aircraft Holdings, Inc. †	12,900	257,484
Xerium Technologies, Inc. †	16,400	228,944
XPO Logistics, Inc. †	33,100	947,322
YRC Worldwide, Inc. †	20,600	579,066

		50,541,099

Information Technology - 20.3%
3D Systems Corp. †	600	35,880
Actuate Corp. †	14,700	70,119
Acxiom Corp. †	9,300	201,717
Advanced Energy Industries, Inc. †	18,300	352,275
Advent Software, Inc.	16,200	527,634
Alliance Fiber Optic Products, Inc.	28,600	517,660
Ambarella, Inc. †	29,900	932,282
Amkor Technology, Inc. †	117,700	1,315,886
Applied Micro Circuits Corp. †	10,200	110,262
Audience, Inc. †	3,300	39,468
Autobytel, Inc. †	22,900	300,219
Axcelis Technologies, Inc. †	138,100	276,200
Badger Meter, Inc.	3,300	173,745
Bel Fuse, Inc., Class B	1,400	35,938
Blucora, Inc. †	4,400	83,028
Booz Allen Hamilton Holding Corp.	2,100	44,604
Brightcove, Inc. †	14,300	150,722
BroadSoft, Inc. †	5,700	150,423
Brooks Automation, Inc.	11,100	119,547
CalAmp Corp. †	31,400	680,124
Calix, Inc. †	17,800	145,604
Callidus Software, Inc. †	35,900	428,646
Carbonite, Inc. †	4,700	56,259
Cardtronics, Inc. †	14,100	480,528

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 20.3% (continued)
Cavium, Inc. †	14,000	$695,240
CEVA, Inc. †	3,300	48,741
Checkpoint Systems, Inc. †	8,600	120,314
CIBER, Inc. †	10,100	49,894
Ciena Corp. †	17,000	368,220
Cinedigm Corp., Class A †	35,600	88,644
Clearfield, Inc. †	27,600	463,404
ClearSign Combustion Corp. †	6,700	61,506
Cognex Corp. †	6,900	264,960
Computer Task Group, Inc.	4,100	67,486
comScore, Inc. †	20,000	709,600
Comtech Telecommunications Corp.	4,000	149,320
Constant Contact, Inc. †	20,700	664,677
Convergys Corp.	4,800	102,912
Cornerstone OnDemand, Inc. †	6,900	317,538
Cray, Inc. †	19,600	521,360
CSG Systems International, Inc.	7,000	182,770
CTS Corp.	14,200	265,540
CUI Global, Inc. †	7,700	64,680
Daktronic, Inc.	4,900	58,408
Datalink Corp. †	12,900	129,000
Datawatch Corp. †	9,800	146,608
Dealertrack Technologies, Inc. †	18,500	838,790
Demandware, Inc. †	19,500	1,352,715
Digimarc Corp.	3,300	107,580
Diodes, Inc. †	9,000	260,640
Dot Hill Systems Corp. †	73,400	344,980
E2open, Inc. †	3,400	70,278
eGain Corp. †	22,200	150,294
Electronics For Imaging, Inc. †	19,300	872,360
Ellie Mae, Inc. †	5,600	174,328
EnerNOC, Inc. †	10,100	191,395
Envestnet, Inc. †	22,100	1,081,132
EPAM Systems, Inc. †	24,700	1,080,625
Epiq Systems, Inc.	4,100	57,605
ePlus, Inc. †	4,100	238,620
Euronet Worldwide, Inc. †	21,600	1,041,984
Exar Corp. †	22,000	248,600
ExlService Holdings, Inc. †	4,000	117,800
Extreme Networks, Inc. †	42,800	190,032
Fabrinet (Thailand) †	14,000	288,400
Fair Isaac Corp.	1,700	108,392
FARO Technologies, Inc. †	5,300	260,336
Finisar Corp. †	47,100	930,225
Forrester Research, Inc.	3,800	143,944
Global Cash Access Holdings, Inc. †	9,700	86,330
Global Eagle Entertainment, Inc. †	21,700	269,080
Glu Mobile, Inc. †	101,300	506,500
GSI Group, Inc. †	5,900	75,107
GT Advanced Technologies, Inc. †	90,800	1,688,880
GTT Communications, Inc. †	3,800	38,798
Hackett Group, Inc./The	4,500	26,865
Harmonic, Inc. †	9,900	73,854
Heartland Payment Systems, Inc.	7,600	313,196
Hutchinson Technology, Inc. †	18,800	47,000
iGATE Corp. †	29,500	1,073,505
Immersion Corp. †	14,500	184,440
Information Services Group, Inc. †	61,000	293,410
Inphi Corp. †	7,200	105,696
Insight Enterprises, Inc. †	4,700	144,478
Integrated Device Technology, Inc. †	62,600	967,796
Integrated Silicon Solution, Inc. †	7,500	110,775
Interactive Intelligence Group, Inc. †	10,600	594,978

	SHARES	VALUE (Note 2)
Information Technology - 20.3% (continued)
Internap Network Services Corp. †	7,800	$54,990
Intersil Corp., Class A	66,000	986,700
Intralinks Holdings, Inc. †	19,800	176,022
InvenSense, Inc. †	42,000	952,980
j2 Global, Inc.	3,200	162,752
Lattice Semiconductor Corp. †	70,400	580,800
Lexmark International, Inc., Class A	8,900	428,624
Lionbridge Technologies, Inc. †	33,300	197,802
Littelfuse, Inc.	6,200	576,290
LiveDeal, Inc. †	68,500	299,345
LivePerson, Inc. †	8,151	82,733
LogMeIn, Inc. †	13,800	643,356
M/A-COM Technology Solutions Holdings, Inc. †	4,300	96,664
Manhattan Associates, Inc. †	27,500	946,825
Marchex, Inc., Class B	35,100	421,902
Mattson Technology, Inc. †	93,000	203,670
MaxLinear, Inc., Class A †	15,100	152,057
Maxwell Technologies, Inc. †	19,900	301,087
MeetMe, Inc. †	15,800	42,976
Mercury Systems, Inc. †	13,600	154,224
Mesa Laboratories, Inc.	1,500	125,940
Methode Electronics, Inc.	21,400	817,694
MicroStrategy, Inc., Class A †	2,200	309,364
Mitek Systems, Inc. †	24,900	82,917
ModusLink Global Solutions, Inc. †	15,600	58,344
Monolithic Power Systems, Inc.	12,700	537,845
Monotype Imaging Holdings, Inc.	8,200	230,994
Move, Inc. †	14,300	211,497
MTS Systems Corp.	2,200	149,072
Nanometrics, Inc. †	8,800	160,600
Netlist, Inc. †	13,900	17,931
NetScout Systems, Inc. †	20,300	900,102
NetSol Technologies, Inc. †	11,000	42,680
Newport Corp. †	5,000	92,500
NIC, Inc.	7,100	112,535
Oclaro, Inc. †	75,100	165,220
Park City Group, Inc. †	10,400	113,256
ParkerVision, Inc. †	69,700	103,156
PC Connection, Inc.	8,200	169,576
PDF Solutions, Inc. †	12,300	261,006
Pegasystems, Inc.	24,500	517,440
Perceptron, Inc.	9,000	114,750
Perficient, Inc. †	14,700	286,209
Photronics, Inc. †	18,100	155,660
Pixelworks, Inc. †	48,600	367,902
Plexus Corp. †	10,400	450,216
Power Integrations, Inc.	14,400	828,576
Proofpoint, Inc. †	22,400	839,104
PROS Holdings, Inc. †	7,000	185,080
Qualys, Inc. †	24,800	636,616
QuickLogic Corp. †	56,500	292,105
Rambus, Inc. †	70,200	1,003,860
Research Frontiers, Inc. (2)†	8,000	48,480
RF Industries Ltd.	12,400	74,276
RF Micro Devices, Inc. †	27,400	262,766
Rogers Corp. †	3,100	205,685
Rubicon Technology, Inc. †	20,900	182,875
Rudolph Technologies, Inc. †	15,000	148,200
Sanmina Corp. †	48,400	1,102,552
Sapient Corp. †	44,400	721,500
Seachange International, Inc. †	4,300	34,443
ShoreTel, Inc. †	31,200	203,424

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 20.3% (continued)
Shutterstock, Inc. †	14,100	$1,170,018
Silicon Graphics International Corp. †	8,800	84,656
Sonus Networks, Inc. †	123,400	443,006
Spansion, Inc., Class A †	30,200	636,314
Speed Commerce, Inc. †	25,500	95,370
SPS Commerce, Inc. (2)†	8,300	524,477
Stamps.com, Inc. †	4,500	151,605
Stratasys Ltd. †	400	45,452
SunEdison, Inc. †	5,900	133,340
Super Micro Computer, Inc. †	23,200	586,264
Support.com, Inc. †	22,100	59,891
Synaptics, Inc. †	17,900	1,622,456
SYNNEX Corp. †	20,200	1,471,570
Take-Two Interactive Software, Inc. †	18,400	409,216
Tangoe, Inc. †	13,700	206,322
Tech Data Corp. †	5,200	325,104
TechTarget, Inc. †	4,800	42,336
Telenav, Inc. †	9,300	52,917
TeleTech Holdings, Inc. †	2,500	72,475
Tessco Technologies, Inc.	3,700	117,401
Tyler Technologies, Inc. †	3,900	355,719
Ubiquiti Networks, Inc. †	1,100	49,709
Ultimate Software Group, Inc./The †	800	110,536
Ultra Clean Holdings, Inc. †	40,300	364,715
Uni-Pixel, Inc. †	5,400	43,416
Unisys Corp. †	16,900	418,106
Verint Systems, Inc. †	12,400	608,220
Virtusa Corp. †	10,000	358,000
Vitesse Semiconductor Corp. †	21,500	74,175
Web.com Group, Inc. †	33,500	967,145
WebMD Health Corp. †	25,823	1,247,251
Westell Technologies, Inc., Class A †	62,000	151,900
WidePoint Corp. †	154,200	271,392
Xcerra Corp. †	33,800	307,580
XO Group, Inc. †	4,400	53,768
Yelp, Inc. †	300	23,004
Zhone Technologies, Inc. †	92,700	287,370
Zix Corp. †	25,400	86,868

		64,336,146

Materials - 4.0%
A Schulman, Inc.	5,200	201,240
A.M. Castle & Co. †	11,100	122,544
Advanced Emissions Solutions, Inc. †	16,000	366,880
AEP Industries, Inc. †	1,500	52,305
AK Steel Holding Corp. †	89,500	712,420
Balchem Corp.	4,800	257,088
Century Aluminum Co. †	40,400	633,472
Clearwater Paper Corp. †	2,700	166,644
Commercial Metals Co.	17,500	302,925
Deltic Timber Corp.	1,100	66,462
Ferro Corp. †	45,100	566,456
Flotek Industries, Inc. †	29,200	939,072
FutureFuel Corp.	3,800	63,042
Globe Specialty Metals, Inc.	22,200	461,316
Hawkins, Inc.	600	22,284
Haynes International, Inc.	1,400	79,226
Headwaters, Inc. †	7,800	108,342
Horsehead Holding Corp. †	21,400	390,764
Innospec, Inc.	6,700	289,239
KapStone Paper and Packaging Corp. †	12,800	424,064
Landec Corp. (2)†	2,900	36,221

	SHARES	VALUE (Note 2)
Materials - 4.0% (continued)
Minerals Technologies, Inc.	12,700	$832,866
Myers Industries, Inc.	10,900	218,981
Neenah Paper, Inc.	6,500	345,475
Olympic Steel, Inc.	2,400	59,400
OM Group, Inc.	10,200	330,786
PH Glatfelter Co.	5,400	143,262
PolyOne Corp.	6,000	252,840
Quaker Chemical Corp.	5,200	399,308
Rentech, Inc. †	52,300	135,457
RTI International Metals, Inc. †	5,500	146,245
Senomyx, Inc. †	53,000	458,450
Sensient Technologies Corp.	8,800	490,336
Stepan Co.	4,500	237,870
Stillwater Mining Co. †	17,100	300,105
SunCoke Energy, Inc. †	28,500	612,750
Tredegar Corp.	6,700	156,847
US Concrete, Inc. †	15,000	371,250
US Silica Holdings, Inc.	11,900	659,736
Worthington Industries, Inc.	9,600	413,184

		12,827,154

Telecommunication Services - 1.1%
8x8, Inc. †	64,800	523,584
Atlantic Tele-Network, Inc.	2,200	127,600
Cogent Communications Holdings, Inc.	19,100	659,905
FairPoint Communications, Inc. †	7,400	103,378
General Communication, Inc., Class A †	4,600	50,968
IDT Corp., Class B	20,400	355,368
inContact, Inc. (2)†	14,500	133,255
Inteliquent, Inc.	35,100	486,837
Lumos Networks Corp.	13,800	199,686
ORBCOMM, Inc. †	27,400	180,566
Premiere Global Services, Inc. †	10,600	141,510
Shenandoah Telecommunications Co.	6,500	197,990
Vonage Holdings Corp. †	120,800	453,000

		3,613,647

Utilities - 0.4%
American States Water Co.	7,200	239,256
Chesapeake Utilities Corp.	6,400	456,512
Connecticut Water Service, Inc.	2,900	98,223
Consolidated Water Co., Ltd. (Cayman Islands)	5,800	68,266
Middlesex Water Co.	1,200	25,416
Otter Tail Corp.	2,800	84,812
Unitil Corp.	4,200	142,086

		1,114,571

TOTAL COMMON STOCKS (cost $260,956,439)		316,458,897

PREFERRED STOCKS - 0.0% (b)

Utilities - 0.0% (b)
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A, 7.50%, 11/15/16† (c)(d)
(cost $50,600)	5,900	44,958

RIGHTS - 0.0% (b)

Information Technology - 0.0% (b)
Gerber Scientific, Inc. (3)†(a)
(cost $—)	4,000	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
MONEY MARKET FUNDS - 0.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(e)
(cost $999,019)	999,019	$999,019

TOTAL INVESTMENTS - 99.9% (cost $262,006,058)		317,502,874

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (f)		172,989

NET ASSETS - 100.0%		$317,675,863

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Security fair valued at as of June 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $14,729 or 0.0% of total net assets.
(b)	Represents less than 0.05 percent of net assets.
(c)	Indicates a variable rate security. The interest rate shown represents the discount rate at June 30, 2014.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2014.
(e)	Represents annualized seven-day yield as of June 30, 2014.
(f)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION
Long Contracts:
7	Barclays Capital	E-Mini Russell 2000 Futures	9/2014	$817,360	$833,210	$15,850

Cash held as collateral at Barclays Capital for futures contracts was $26,476 at June 30, 2014.

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 98.8%	SHARES	VALUE (Note 2)
Australia - 4.0%
Amcor Ltd.	130,557	$1,284,100
Aurizon Holdings Ltd.	27,946	131,228
Australia & New Zealand Banking Group Ltd.	71,566	2,250,358
Brambles Ltd.	40,768	353,209
Caltex Australia Ltd.	4,085	83,118
Cochlear Ltd.	3,817	222,210
Commonwealth Bank of Australia	23,908	1,823,418
Crown Resorts Ltd.	42,866	610,989
CSL Ltd.	6,612	415,055
Fortescue Metals Group Ltd.	250,042	1,032,711
Goodman Group REIT	53,923	256,727
GPT Group/The REIT	38,389	139,029
Insurance Australia Group Ltd.	90,009	495,765
Macquarie Group Ltd.	13,445	756,332
Mesoblast Ltd. †	10,394	43,747
Mirvac Group REIT	60,599	101,977
Orora Ltd.	130,557	175,178
Ramsay Health Care Ltd.	37,074	1,592,369
Recall Holdings Ltd. †	15,462	69,681
Shopping Centres Australasia Property Group REIT	3,776	6,127
Sonic Healthcare Ltd.	6,491	106,181
Suncorp Group Ltd.	37,949	484,604
Westpac Banking Corp.	47,600	1,522,540

		13,956,653

Austria - 0.5%
Andritz AG	3,800	219,569
BUWOG AG †	3,183	61,498
Erste Group Bank AG	14,518	469,408
Immofinanz AG NPV †	63,665	224,790
OMV AG	4,423	199,809
Raiffeisen Bank International AG	3,673	117,095
Voestalpine AG	7,058	336,477

		1,628,646

Belgium - 0.8%
Ageas	7,494	298,869
Belgacom SA	2,566	85,183
KBC Groep NV †	34,298	1,865,850
UCB SA	6,382	539,931

		2,789,833

Canada - 17.9%
Alimentation Couche Tard, Inc., Class B (1)	65,700	1,799,738
ARC Resources Ltd. (1)	11,600	353,202
Atco Ltd., Class I (1)	2,000	96,940
Bank of Montreal	22,300	1,642,223
Baytex Energy Corp. (1)	8,000	369,242
Boardwalk Real Estate Investment Trust REIT (1)	1,500	91,739
Brookfield Asset Management, Inc., Class A (1)	8,000	352,448
Calloway Real Estate Investment Trust REIT (1)	3,200	79,651
Cameco Corp. (1)	15,200	298,145
Canadian Imperial Bank of Commerce (1)	16,200	1,474,176
Canadian National Railway Co. (1)	28,600	1,860,119
Canadian Natural Resources Ltd. (1)	74,800	3,436,994
Canadian Oil Sands Ltd. (1)	16,000	362,570

	SHARES	VALUE (Note 2)
Canada - 17.9% (continued)
Canadian Pacific Railway Ltd. (1)	18,800	$3,405,865
Canadian Tire Corp. Ltd., Class A (1)	6,000	575,624
Canadian Utilities Ltd., Class A (1)	3,400	127,454
CGI Group, Inc., Class A (1)†	20,000	708,870
CI Financial Corp. (1)	23,100	758,779
Constellation Software, Inc. (1)	4,700	1,197,893
Crescent Point Energy Corp. (1)	27,500	1,218,757
Dollarama, Inc. (1)	10,100	831,531
Domtar Corp. (1)	1,800	77,361
Emera, Inc. (1)	2,100	67,130
Encana Corp. (1)	46,600	1,104,023
Enerplus Corp. (1)	32,900	829,090
First Capital Realty, Inc. (1)	3,800	66,310
First Quantum Minerals Ltd. (1)	15,800	337,900
Franco-Nevada Corp. (1)	13,400	769,177
Genworth MI Canada, Inc. (1)	5,000	178,108
Gildan Activewear, Inc. (1)	25,100	1,478,878
Husky Energy, Inc. (1)	33,400	1,078,641
Imperial Oil Ltd. (1)	30,400	1,601,979
Industrial Alliance Insurance & Financial Services, Inc. (1)	15,300	670,473
Keyera Corp. (1)	6,500	478,858
Loblaw Cos., Ltd. (1)	31,000	1,383,459
MacDonald Dettwiler & Associates Ltd. (1)	1,000	81,655
Magna International, Inc. (1)	35,800	3,853,604
Manulife Financial Corp.	89,500	1,779,012
MEG Energy Corp. (1)†	19,600	714,347
Methanex Corp. (1)	7,100	438,955
Metro, Inc. (1)	4,200	259,664
National Bank of Canada (1)	16,100	682,898
Onex Corp. (1)	2,400	148,492
Open Text Corp. (1)	16,200	777,321
Paramount Resources Ltd., Class A (1)†	2,400	133,939
Pembina Pipeline Corp. (1)	35,300	1,518,788
Pengrowth Energy Corp. (1)	11,500	82,447
Peyto Exploration & Development Corp. (1)	6,900	260,662
Rogers Communications, Inc., Class B (1)	13,800	555,337
Royal Bank of Canada (1)	55,600	3,974,667
Stantec, Inc. (1)	2,100	130,048
Sun Life Financial, Inc. (1)	88,600	3,256,541
Suncor Energy, Inc. (1)	85,900	3,662,856
Toronto-Dominion Bank/The (1)	75,300	3,876,322
Tourmaline Oil Corp. (1)†	23,100	1,217,943
Valeant Pharmaceuticals International, Inc. (1)†	26,400	3,338,565
Vermilion Energy, Inc. (1)	10,000	695,844
West Fraser Timber Co., Ltd. (1)	4,600	222,919

		62,826,173

China - 0.0% (a)
FIH Mobile Ltd. †	256,000	162,670

Denmark - 4.0%
AP Moeller - Maersk A/S, Class B	1,228	3,053,158
Carlsberg A/S, Class B	3,117	335,713
Coloplast A/S, Class B	30,160	2,729,032
Danske Bank A/S	45,871	1,296,705
DSV A/S	2,710	88,369
Novo Nordisk A/S, Class B	75,810	3,498,856
Pandora A/S	14,490	1,112,017

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Denmark - 4.0% (continued)
Tryg A/S	5,116	$516,906
Vestas Wind Systems A/S †	27,288	1,376,915

		14,007,671

Finland - 2.0%
Kone OYJ, Class B	8,002	333,652
Neste Oil OYJ	15,689	306,095
Nokia OYJ	344,093	2,603,670
Orion OYJ, Class B	4,687	174,698
Sampo, A Shares	38,512	1,946,874
Stora Enso OYJ, R Shares	50,393	489,927
UPM-Kymmene OYJ	51,563	880,776
Wartsila OYJ	8,465	419,541

		7,155,233

France - 11.0%
Air Liquide SA	3,961	535,245
Airbus Group NV	40,106	2,689,027
Alcatel-Lucent †	258,229	928,353
AXA SA	77,738	1,857,420
BNP Paribas SA	46,292	3,145,947
Bollore SA	145	94,067
Bouygues SA	12,728	529,615
Bureau Veritas SA	2,364	65,656
Carrefour SA	7,343	270,767
Christian Dior SA	1,623	323,137
Cie de St-Gobain	14,283	805,879
Credit Agricole SA	101,995	1,440,053
Dassault Systemes	1,844	237,103
Edenred	3,620	109,773
Electricite de France SA	24,032	756,717
Essilor International SA	3,545	375,685
Eutelsat Communications SA	3,108	108,002
GDF Suez	73,759	2,032,175
Hermes International	1,274	470,470
Iliad SA	4,531	1,370,667
Kering	2,717	596,031
L’Oreal SA	7,307	1,258,113
LVMH Moet Hennessy Louis Vuitton SA	971	187,373
Natixis	99,537	638,819
Orange SA	63,921	1,011,378
Pernod Ricard SA	4,394	527,810
Peugeot SA †	23,503	347,742
Publicis Groupe SA	5,534	469,042
Renault SA	9,040	817,168
Rexel SA	4,367	102,133
Safran SA	2,192	143,499
Sanofi	27,404	2,912,759
Schneider Electric SE	4,553	429,318
SCOR SE	2,421	83,362
SEB SA	592	52,413
Societe Generale SA	50,558	2,651,396
Sodexo	1,964	211,325
Total SA	64,781	4,686,885
Unibail-Rodamco SE REIT	3,410	992,346
Valeo SA	5,134	688,853
Veolia Environnement SA	17,277	329,139
Vinci SA	12,431	929,326
Zodiac Aerospace	8,360	283,048

		38,495,036

Germany - 9.3%
Bayer AG	21,576	3,043,796

	SHARES	VALUE (Note 2)
Germany - 9.3% (continued)
Bayerische Motoren Werke AG	13,716	$1,736,853
Commerzbank AG †	78,780	1,234,727
Continental AG	12,828	2,965,971
Daimler AG	71,658	6,693,903
Deutsche Lufthansa AG	26,823	575,811
Deutsche Post AG	103,707	3,743,295
Deutsche Telekom AG	223,399	3,918,197
GEA Group AG	2,796	132,178
Hannover Rueck SE	4,457	401,360
Infineon Technologies AG	61,651	769,598
Merck KGaA	9,924	860,577
Metro AG †	16,641	724,191
Muenchener Rueckversicherungs AG	2,890	639,986
ProSiebenSat.1 Media AG	15,693	698,480
Siemens AG	29,908	3,948,876
ThyssenKrupp AG †	11,716	340,895

		32,428,694

Hong Kong - 2.5%
ASM Pacific Technology Ltd.	9,700	106,000
BOC Hong Kong Holdings Ltd.	123,000	356,339
Cheung Kong Infrastructure Holdings Ltd.	10,000	69,081
CLP Holdings Ltd.	1,500	12,322
First Pacific Co., Ltd.	72,000	80,371
Galaxy Entertainment Group Ltd.	195,000	1,558,533
Giordano International Ltd.	64,000	37,756
Hang Seng Bank Ltd.	22,500	367,413
Henderson Land Development Co., Ltd.	71,390	417,816
Hong Kong & China Gas Co., Ltd.	212,960	466,180
Hongkong Land Holdings Ltd.	38,000	253,600
Hopewell Holdings Ltd.	32,000	111,488
Hutchison Whampoa Ltd.	37,000	506,033
Hysan Development Co., Ltd.	25,000	117,091
Lifestyle International Holdings Ltd.	33,500	65,623
Lifestyle Properties Development Ltd. †	1,675	205
Link REIT/The REIT	59,500	320,334
Melco International Development Ltd.	290,000	876,711
MGM China Holdings Ltd.	183,600	636,748
MTR Corp. Ltd.	60,500	232,992
NWS Holdings Ltd.	61,000	113,002
Orient Overseas International Ltd.	19,000	93,027
Samsonite International SA	103,800	342,166
Sands China Ltd.	48,400	365,308
Shangri-La Asia Ltd.	24,000	37,605
Sino Land Co., Ltd.	168,000	276,548
SJM Holdings Ltd.	79,000	197,907
SmarTone Telecommunications Holdings Ltd.	31,500	39,658
Stella International Holdings Ltd.	26,000	70,631
Swire Properties Ltd.	50	146
Techtronic Industries Co.	70,000	224,399
Television Broadcasts Ltd.	10,000	64,945
Wharf Holdings Ltd.	13,000	93,611
Wheelock & Co., Ltd.	41,000	171,159
Xinyi Glass Holdings Ltd.	264,000	154,970
Xinyi Solar Holdings Ltd.	264,000	67,832

		8,905,550

Italy - 4.6%
Banca Popolare dell’Emilia Romagna SC †	28,026	252,866

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Italy - 4.6% (continued)
Banco Popolare SC †	22,825	$375,454
Davide Campari-Milano SpA	11,007	95,192
Enel SpA	506,026	2,943,370
Exor SpA	4,986	204,538
Fiat SpA †	96,042	946,927
Finmeccanica SpA †	40,366	383,314
GTECH SpA	13,558	331,263
Intesa Sanpaolo SpA	1,138,558	3,512,826
Luxottica Group SpA	10,344	598,977
Mediaset SpA †	84,396	411,037
Mediobanca SpA †	75,653	753,325
Pirelli & C. SpA	20,366	326,463
Prysmian SpA	14,955	337,722
Salvatore Ferragamo SpA	5,363	159,815
UniCredit SpA	346,057	2,893,511
Unione di Banche Italiane SCpA	137,750	1,190,307
UnipolSai SpA	87,754	281,902

		15,998,809

Japan - 14.3%
77 Bank Ltd./The	35,000	184,620
Aeon Mall Co., Ltd.	90	2,373
Alps Electric Co., Ltd.	52,300	672,065
Bandai Namco Holdings, Inc.	14,600	342,306
Calsonic Kansei Corp.	14,000	93,424
Casio Computer Co., Ltd.	20,700	300,671
Century Tokyo Leasing Corp.	4,800	161,988
COLOPL, Inc. †	21,700	596,176
CyberAgent, Inc.	7,000	283,366
Daikin Industries Ltd.	20,300	1,281,189
Denso Corp.	6,300	300,955
Dentsu, Inc.	8,400	342,088
F@N Communications, Inc.	18,600	305,691
Fuji Electric Co., Ltd.	70,000	332,155
Fuji Heavy Industries Ltd.	51,100	1,416,940
FUJIFILM Holdings Corp.	24,100	672,645
Fujitsu Ltd.	106,000	794,242
GungHo Online Entertainment, Inc.	9,500	61,386
Haseko Corp.	35,100	282,435
Hikari Tsushin, Inc.	3,700	279,428
Hino Motors Ltd.	33,100	456,659
Hitachi Capital Corp.	8,600	240,929
Hitachi Ltd.	101,660	745,073
Hokuhoku Financial Group, Inc.	91,000	194,101
Hoya Corp.	29,200	970,836
Hulic Co., Ltd.	49,200	648,931
IHI Corp.	81,000	377,575
J Trust Co., Ltd.	21,100	310,399
JGC Corp.	14,000	425,873
Joyo Bank Ltd./The	53,000	282,725
JTEKT Corp.	58,300	983,688
Kawasaki Heavy Industries Ltd.	102,000	388,842
KDDI Corp.	32,600	1,989,043
Keyence Corp.	3,040	1,329,355
Kubota Corp.	15,000	212,854
LIXIL Group Corp.	23,600	638,756
M3, Inc.	22,300	355,042
Matsui Securities Co., Ltd.	22,700	230,544
Mazda Motor Corp.	104,000	488,064
Minebea Co., Ltd.	57,000	642,209
Mitsubishi Electric Corp.	130,000	1,605,856
Mitsubishi Logistics Corp.	21,000	314,722
Murata Manufacturing Co., Ltd.	10,600	994,075
NGK Insulators Ltd.	32,000	726,425

	SHARES	VALUE (Note 2)
Japan - 14.3% (continued)
NHK Spring Co., Ltd.	12,500	$117,308
Nidec Corp.	25,900	1,592,859
Nintendo Co., Ltd.	600	72,052
Nippon Paint Co., Ltd.	20,000	423,467
Nippon Telegraph & Telephone Corp.	25,400	1,583,128
Nomura Research Institute Ltd.	10,800	340,260
NSK Ltd.	86,000	1,119,147
NTN Corp.	132,000	577,416
Oji Holdings Corp.	65,000	267,476
Okasan Securities Group, Inc.	19,000	157,868
Olympus Corp. †	14,400	495,452
Omron Corp.	26,300	1,109,060
Ono Pharmaceutical Co., Ltd.	6,700	588,657
Otsuka Corp.	7,800	378,257
Panasonic Corp.	136,300	1,652,236
Rakuten, Inc.	55,300	714,979
Renesas Electronics Corp. †	88,800	690,245
Seiko Epson Corp.	33,700	1,433,739
Seino Holdings Co., Ltd.	15,000	170,365
Seven & I Holdings Co., Ltd.	10,700	451,003
Seven Bank Ltd.	104,900	428,953
Shimizu Corp.	56,000	396,849
SMC Corp.	3,900	1,045,051
SoftBank Corp.	55,000	4,098,764
Square Enix Holdings Co., Ltd.	27,800	491,740
Start Today Co., Ltd.	13,200	347,140
Suruga Bank Ltd.	60,000	1,165,444
Taiheiyo Cement Corp.	90,000	362,884
Taisei Corp.	112,000	620,721
Tohoku Electric Power Co., Inc.	26,200	306,623
Tokyo Tatemono Co., Ltd.	34,000	314,921
Toshiba TEC Corp.	15,000	105,455
Tosoh Corp.	114,000	552,918
TOTO Ltd.	27,000	364,123
Toyo Seikan Group Holdings Ltd.	17,600	270,567
TS Tech Co., Ltd.	3,800	110,717
Yahoo Japan Corp.	9,700	44,794
Yaskawa Electric Corp.	24,000	290,939
Yokogawa Electric Corp.	31,400	397,707
Yokohama Rubber Co., Ltd./The	30,000	259,699

		50,169,702

Luxembourg - 0.3%
ArcelorMittal	70,481	1,050,742

Netherlands - 1.6%
Aegon NV	197,063	1,719,070
Akzo Nobel NV	4,185	313,788
ASML Holding NV	4,149	386,941
Gemalto NV	3,241	336,432
Heineken Holding NV	9,229	606,485
Koninklijke Philips NV	9,699	307,830
Koninklijke Vopak NV	762	37,205
Randstad Holding NV	8,082	438,119
Reed Elsevier NV	67,621	1,552,797

		5,698,667

Norway - 1.3%
DNB ASA	18,208	332,684
DNO ASA †	191,469	735,035
Golar LNG Ltd.	2,009	112,895
Norsk Hydro ASA	62,341	333,810
Schibsted ASA	5,605	291,550
Statoil ASA	77,588	2,384,966
Telenor ASA	10,790	245,672

		4,436,612

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Portugal - 0.4%
Banco Espirito Santo SA †	182,213	$149,916
EDP - Energias de Portugal SA	206,104	1,034,150
Jeronimo Martins SGPS SA	6,068	99,767

		1,283,833

Singapore - 0.5%
Ascendas Real Estate Investment Trust REIT	30,000	55,437
Dairy Farm International Holdings, Ltd.	6,300	67,170
Jardine Cycle & Carriage Ltd.	6,000	213,240
Jardine Matheson Holdings Ltd.	5,200	308,595
Jardine Strategic Holdings Ltd.	7,000	250,229
Keppel REIT Management Ltd. REIT	200	205
Noble Group Ltd.	363	399
Sembcorp Industries Ltd.	13,000	56,018
Singapore Technologies Engineering Ltd.	155,000	472,845
StarHub Ltd.	33,000	110,451
Super Group Ltd.	114,000	129,039
Thai Beverage PCL	446,000	221,858

		1,885,486

Spain - 7.7%
Abertis Infraestructuras SA	70,867	1,630,387
ACS Actividades de Construccion y Servicios SA	20,728	948,725
Amadeus IT Holding SA, A Shares	53,080	2,188,132
Banco Bilbao Vizcaya Argentaria SA	242,478	3,090,485
Banco de Sabadell SA	294,510	1,005,234
Banco Popular Espanol SA	166,762	1,114,032
Banco Santander SA	527,783	5,514,943
Bankia SA †	176,637	342,441
CaixaBank SA	216,970	1,338,498
Endesa SA	8,858	342,510
Ferrovial SA	109,535	2,440,544
Gas Natural SDG SA	96,345	3,043,850
Grifols SA	14,812	809,327
Iberdrola SA	294,349	2,251,634
Red Electrica Corp. SA	3,917	358,062
Repsol SA	27,968	737,423

		27,156,227

Sweden - 3.5%
Assa Abloy AB, Class B	24,531	1,247,792
Hennes & Mauritz AB, B Shares	45,945	2,005,951
ICA Gruppen AB	8,456	288,109
Investment AB Kinnevik, B Shares	19,973	851,018
Investor AB, B Shares	25,444	953,417
Meda AB, A Shares	19,677	341,602
NCC AB, B Shares	9,222	317,413
Nordea Bank AB	140,032	1,974,164
Skandinaviska Enskilda Banken AB, Class A	164,144	2,190,954
Skanska AB, B Shares	55,470	1,266,284
Trelleborg AB, B Shares	31,271	665,044

		12,101,748

Switzerland - 2.8%
Actelion Ltd. †	13,065	1,653,634
Adecco SA †	13,091	1,077,310

	SHARES	VALUE (Note 2)
Switzerland - 2.8% (continued)
Credit Suisse Group AG †	12,511	$355,806
EMS-Chemie Holding AG	2,370	945,738
Geberit AG	236	82,787
Givaudan SA †	1,085	1,807,530
Partners Group Holding AG	4,127	1,127,476
Schindler Holding AG	1,395	211,894
SGS SA	215	514,479
Swiss Life Holding AG †	1,641	388,986
Swiss Re AG †	10,455	929,629
Swisscom AG	613	356,077
UBS AG †	6,426	117,818
Wolseley PLC	4,707	257,855
Zurich Insurance Group AG †	146	43,973

		9,870,992

United Kingdom - 9.8%
Aberdeen Asset Management PLC	54,480	422,809
Aggreko PLC	7,256	204,860
ARM Holdings PLC	49,237	740,371
Ashtead Group PLC	21,861	327,039
ASOS PLC †	6,100	308,929
Associated British Foods PLC	38,037	1,983,726
AstraZeneca PLC	36,983	2,751,449
Aviva PLC	36,331	316,980
Barratt Developments PLC	70,000	447,260
BG Group PLC	2,230	47,056
Booker Group PLC	95,443	211,842
BT Group PLC	598,327	3,931,646
Bunzl PLC	7,883	218,844
Carnival PLC	6,836	257,861
CNH Industrial NV	11,479	117,785
Compass Group PLC	41,470	721,016
Croda International PLC	3,164	119,160
Daily Mail & General Trust PLC, Class A	8,278	117,802
Diageo PLC	46,529	1,481,907
easyJet PLC	20,601	481,089
Experian PLC	34,548	583,694
G4S PLC	22,026	96,161
GlaxoSmithKline PLC	913	24,309
Hargreaves Lansdown PLC	13,845	293,119
HSBC Holdings PLC	274,365	2,783,454
IMI PLC	3,733	94,920
Imperial Tobacco Group PLC	8,078	363,414
International Consolidated Airlines Group SA †	46,475	294,682
Intertek Group PLC	2,171	102,075
ITV PLC	212,597	647,879
Johnson Matthey PLC	2,582	136,912
Kingfisher PLC	42,770	262,561
Legal & General Group PLC	152,969	589,313
Meggitt PLC	17,966	155,551
Mondi PLC	7,018	127,411
National Grid PLC	13,628	196,200
Next PLC	14,657	1,622,575
Ocado Group PLC †	56,098	356,261
Old Mutual PLC	139,415	471,148
Pearson PLC	15,946	314,846
Petrofac Ltd.	14,632	300,977
Prudential PLC	66,530	1,524,299
Reckitt Benckiser Group PLC	3,848	335,527
Reed Elsevier PLC	9,377	150,687
Rexam PLC	10,109	92,526
Rolls-Royce Holdings PLC †	35,118	641,632

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
United Kingdom - 9.8% (continued)
SABMiller PLC	32,301	$1,872,005
Sage Group PLC/The	13,549	88,990
Severn Trent PLC	3,568	117,950
Smith & Nephew PLC	5,401	95,587
Sports Direct International PLC †	36,611	442,406
SSE PLC	8,866	237,512
Standard Life PLC	68,289	436,878
Tate & Lyle PLC	14,485	169,474
Taylor Wimpey PLC	181,134	353,039
Tullow Oil PLC	11,125	162,300
United Utilities Group PLC	13,217	199,446
Whitbread PLC	10,735	809,854
WPP PLC	74,106	1,614,909

		34,371,914

TOTAL COMMON STOCKS (cost $308,643,970)		346,380,891

PREFERRED STOCKS - 0.0% (a)

United Kingdom - 0.0% (a)
Rolls-Royce Holdings PLC (3)†(b)
(cost $—)	4,705,812	8,054

MONEY MARKET FUNDS - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)
(cost $2,326,951)	2,326,951	2,326,951

TOTAL INVESTMENTS - 99.5% (cost $310,970,921)		348,715,896

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (d)		1,894,041

NET ASSETS - 100.0%		$350,609,937

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of June 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $8,054 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of June 30, 2014.
(d)	Includes depreciation on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$52,060,372	14.8%
Consumer Staples	14,935,970	4.3
Energy	29,212,094	8.3
Financials	93,429,466	26.7
Health Care	26,968,518	7.7
Industrials	57,976,358	16.5
Information Technology	23,795,970	6.8
Materials	13,726,550	3.9
Telecommunication Services	19,295,200	5.5
Utilities	14,988,447	4.3
Money Market Funds	2,326,951	0.7

Total Investments	348,715,896	99.5
Other Assets in Excess of Liabilities (d)	1,894,041	0.5

Net Assets	$350,609,937	100.0%

Open futures contracts outstanding at June 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
17	Barclays Capital	MSCI EAFE Mini Index Futures	9/2014	$1,674,175	$1,673,565	$(610)

Cash held as collateral at Barclays Capital for futures contracts was $92,084 at June 30, 2014.

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING MOMENTUM FUND

COMMON STOCKS - 94.9%	SHARES	VALUE (Note 2)
Brazil - 6.7%
BB Seguridade Participacoes SA (1)	3,100	$45,290
Centrais Eletricas Brasileiras SA (1)	3,900	11,297
CETIP SA - Mercados Organizados (1)	900	12,811
Cia Siderurgica Nacional SA ADR (1)	3,300	14,058
Cielo SA (1)	2,200	45,354
Estacio Participacoes SA (1)	1,300	17,139
Itau Unibanco Holding SA ADR (1)	9,840	141,499
JBS SA (1)	3,800	12,950
Kroton Educacional SA (1)	900	25,291
Porto Seguro SA (1)	700	9,999
Qualicorp SA (1)†	900	10,640
Tim Participacoes SA ADR (1)	700	20,321
WEG SA (1)	1,200	15,136

		381,785

Chile - 0.6%
Banco Santander Chile ADR (1)	500	13,225
Corpbanca SA (1)	1,089,380	13,488
Vina Concha y Toro SA (1)	3,210	6,501

		33,214

China - 17.1%
AAC Technologies Holdings, Inc.	2,000	13,016
Anhui Conch Cement Co., Ltd., H Shares	8,000	27,441
ANTA Sports Products Ltd.	9,000	14,302
AviChina Industry & Technology Co., Ltd., H Shares	12,000	6,780
Biostime International Holdings Ltd.	1,500	8,317
Byd Co., Ltd., H Shares †	4,500	25,865
China CITIC Bank Corp. Ltd., H Shares	38,000	23,041
China International Marine Containers Group Co., Ltd.	8,400	16,198
China Mengniu Dairy Co., Ltd.	7,000	32,358
China Oilfield Services Ltd., H Shares	8,000	19,240
China Petroleum & Chemical Corp. ADR (1)	1,600	152,048
CSR Corp. Ltd., H Shares	19,000	14,275
ENN Energy Holdings Ltd.	4,000	28,723
Evergrande Real Estate Group Ltd.	24,000	9,322
Fosun International Ltd.	13,500	17,932
GOME Electrical Appliances Holding Ltd.	91,000	14,900
Great Wall Motor Co., Ltd., H Shares	2,000	7,437
Guangzhou Automobile Group Co., Ltd., H Shares	12,000	13,905
Haitian International Holdings Ltd.	5,000	11,665
Lenovo Group Ltd.	34,000	46,449
PICC Property & Casualty Co., Ltd., H Shares	14,000	21,212
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	4,000	14,915
Shenzhou International Group Holdings Ltd.	2,000	6,823
Tencent Holdings Ltd.	21,500	327,081
Tingyi Cayman Islands Holding Corp.	10,000	28,016
Tsingtao Brewery Co., Ltd., H Shares	2,000	15,640
Want Want China Holdings Ltd.	14,000	20,154
Zhejiang Expressway Co., Ltd., H Shares	8,000	8,102
ZHuzhou CSR Times Electric Co., Ltd., H Shares †	2,500	7,594
ZTE Corp., H Shares	10,000	19,709

		972,460

	SHARES	VALUE (Note 2)
Hong Kong - 5.8%
Beijing Enterprises Holdings Ltd.	3,000	$28,398
Beijing Enterprises Water Group Ltd.	32,000	21,395
Brilliance China Automotive Holdings Ltd.	18,000	33,788
China Everbright International Ltd.	14,000	19,996
China Gas Holdings Ltd.	16,000	33,199
China Resources Cement Holdings Ltd.	22,000	13,793
China Resources Gas Group Ltd.	4,000	12,612
China State Construction International Holdings Ltd.	8,000	14,031
Citic 21CN Co., Ltd. †	14,000	10,873
CITIC Pacific Ltd.	12,000	21,043
CSPC Pharmaceutical Group Ltd.	18,000	14,391
Far East Horizon Ltd.	10,000	7,303
GCL-Poly Energy Holdings Ltd. †	67,000	22,397
Guangdong Investment Ltd.	16,000	18,478
Haier Electronics Group Co., Ltd.	6,000	15,681
Hanergy Solar Group Ltd. †	86,000	13,206
New World China Land Ltd.	24,000	14,339
Sino Biopharmaceutical Ltd.	16,000	12,975

		327,898

Hungary - 0.2%
Richter Gedeon Nyrt	700	13,426

India - 6.5%
Dr. Reddy’s Laboratories Ltd. ADR (1)	500	21,575
ICICI Bank Ltd. ADR (1)†	1,100	54,890
Infosys Ltd. ADR (1)	1,600	86,032
Reliance Industries Ltd. GDR (a)	2,294	77,026
State Bank of India GDR	424	37,771
Tata Motors Ltd. ADR (1)	1,500	58,590
Wipro Ltd. ADR (1)	3,000	35,670

		371,554

Indonesia - 1.5%
Astra Agro Lestari Tbk PT	3,900	9,278
Bank Rakyat Indonesia Persero Tbk PT	36,800	32,064
Matahari Department Store Tbk PT	6,400	7,453
Tower Bersama Infrastructure Tbk PT	20,800	14,129
Unilever Indonesia Tbk PT	4,100	10,129
United Tractors Tbk PT	6,000	11,708

		84,761

Korea, Republic of - 12.2%
Amorepacific Corp.	12	18,074
AMOREPACIFIC Group	18	13,287
Celltrion, Inc. †	362	16,642
Coway Co., Ltd.	283	23,687
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	450	11,428
Dongbu Insurance Co., Ltd.	209	10,738
E-Mart Co., Ltd.	76	17,430
GS Engineering & Construction Corp. †	250	8,321
Halla Visteon Climate Control Corp.	230	10,417
Hankook Tire Co., Ltd.	266	15,870
Hyosung Corp.	150	10,025
Hyundai Development Co.-Engineering & Construction	320	10,178
Hyundai Glovis Co., Ltd.	54	14,384
Hyundai Mipo Dockyard	64	9,266
Hyundai Mobis	123	34,544

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING MOMENTUM FUND

	SHARES	VALUE (Note 2)
Korea, Republic of - 12.2% (continued)
Hyundai Motor Co.	253	$57,360
Hyundai Wia Corp.	52	10,076
KCC Corp.	25	15,243
Kia Motors Corp.	218	12,196
Korea Aerospace Industries Ltd.	240	7,402
Korea Electric Power Corp.	780	28,715
Korean Air Lines Co., Ltd. †	210	6,932
KT&G Corp.	157	13,893
LG Innotek Co., Ltd. †	60	8,596
Lotte Chemical Corp.	53	9,663
LS Industrial Systems Co., Ltd.	89	5,796
NAVER Corp.	75	61,797
NCSoft Corp.	65	11,724
OCI Co., Ltd. †	75	12,754
S-1 Corp.	129	10,372
Samsung C&T Corp.	223	16,449
Samsung SDI Co., Ltd.	117	18,731
Shinhan Financial Group Co., Ltd.	1,150	53,057
SK C&C Co., Ltd.	98	16,124
SK Holdings Co., Ltd.	85	15,339
SK Hynix, Inc. †	1,410	67,705
SK Networks Co., Ltd. †	1,070	11,354

		695,569

Malaysia - 3.7%
Astro Malaysia Holdings Bhd	7,500	8,194
Dialog Group BHD	9,800	11,570
DiGi.Com Bhd	7,700	13,740
Genting Plantations Bhd	2,100	7,583
IJM Corp. Bhd	4,400	9,177
IOI Corp. Bhd	10,400	17,012
Kuala Lumpur Kepong Bhd	1,500	11,309
Malaysia Airports Holdings Bhd	3,800	9,447
MISC Bhd	4,900	9,919
Petronas Dagangan BHD	1,100	8,242
Petronas Gas Bhd	1,700	12,978
Public Bank Bhd	8,000	48,785
Telekom Malaysia Bhd	6,000	11,865
Tenaga Nasional Bhd	8,100	30,772

		210,593

Mexico - 3.3%
Alfa SAB de CV, Class A (1)	13,900	38,389
Compartamos SAB de CV (1)	5,900	11,374
Genomma Lab Internacional SAB de CV, Class B (1)†	4,300	11,627
Gruma SAB de CV, Class B (1)†	1,200	14,360
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	2,100	14,180
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	100	12,702
Grupo Financiero Banorte SAB de CV, Class O (1)	4,200	30,036
Grupo Financiero Inbursa SAB de CV, Class O (1)	11,900	35,470
Promotora y Operadora de Infraestructura SAB de CV (1)†	1,500	20,013

		188,151

Peru - 0.3%
Credicorp Ltd. (1)	100	15,547

Poland - 3.4%
Alior Bank SA †	270	7,377
Bank Handlowy w Warszawie SA	235	9,263

	SHARES	VALUE (Note 2)
Poland - 3.4% (continued)
Bank Millennium SA	4,098	$10,488
Bank Pekao SA	480	27,493
Bank Zachodni WBK SA	139	16,897
Enea SA	1,321	6,871
mBank	78	12,979
Orange Polska SA	3,955	12,639
PGE SA	2,734	19,478
Powszechna Kasa Oszczednosci Bank Polski SA	2,833	35,173
Powszechny Zaklad Ubezpieczen SA	174	25,423
Tauron Polska Energia SA †	6,130	10,437

		194,518

Russia - 1.7%
Gazprom OAO ADR (1)†	1,788	15,582
Magnit OJSC GDR	381	22,455
MMC Norilsk Nickel OJSC ADR (1)	2,011	40,039
Sistema JSFC GDR †	665	20,481

		98,557

South Africa - 11.9%
African Rainbow Minerals Ltd.	424	7,468
Anglo American Platinum Ltd. †	256	11,126
AngloGold Ashanti Ltd. ADR (1)†	1,100	18,931
Aspen Pharmacare Holdings Ltd.	942	26,487
Assore Ltd.	215	7,209
Barclays Africa Group Ltd.	1,152	17,494
Barloworld Ltd.	881	8,387
Bidvest Group Ltd.	754	20,039
Coronation Fund Managers Ltd.	1,528	13,726
FirstRand Ltd.	6,980	26,740
Impala Platinum Holdings Ltd.	1,336	13,466
Investec Ltd.	1,176	10,787
Life Healthcare Group Holdings Ltd.	2,629	10,257
MMI Holdings Ltd.	3,947	9,742
Mr Price Group Ltd.	732	12,446
MTN Group Ltd.	3,950	83,202
Naspers Ltd., N Shares	811	95,489
Nedbank Group Ltd.	894	19,271
Netcare Ltd.	4,175	11,265
Northam Platinum Ltd. †	1,457	6,253
Pick n Pay Stores Ltd.	1,524	8,346
Rand Merchant Insurance Holdings Ltd.	2,948	9,093
RMB Holdings Ltd.	2,284	11,298
Sanlam Ltd.	4,355	25,286
Sappi Ltd. †	2,774	10,017
Sasol Ltd. ADR (1)	1,600	94,592
Standard Bank Group Ltd.	3,718	50,702
Steinhoff International Holdings Ltd.	4,623	25,773
Vodacom Group Ltd.	1,012	12,508

		677,400

Taiwan - 18.3%
Advanced Semiconductor Engineering, Inc.	19,000	24,620
Advantech Co., Ltd.	2,000	17,081
Asia Cement Corp.	8,000	10,965
Catcher Technology Co., Ltd.	2,000	18,665
Cathay Financial Holding Co., Ltd.	32,000	49,983
Chang Hwa Commercial Bank	27,000	16,735
Clevo Co.	3,000	5,340
Compal Electronics, Inc.	18,000	14,734
CTBC Financial Holding Co., Ltd.	22,000	14,667
Delta Electronics, Inc.	6,000	43,699

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING MOMENTUM FUND

	SHARES	VALUE (Note 2)
Taiwan - 18.3% (continued)
E.Sun Financial Holding Co., Ltd.	22,000	$14,112
Eclat Textile Co., Ltd.	1,000	12,116
Epistar Corp. †	5,000	12,394
First Financial Holding Co., Ltd.	22,000	14,145
Formosa International Hotels Corp.	1,000	12,153
Formosa Plastics Corp.	12,000	32,076
Formosa Taffeta Co., Ltd.	7,000	7,735
Giant Manufacturing Co., Ltd.	1,000	7,789
Highwealth Construction Corp.	2,000	4,470
Hiwin Technologies Corp.	1,000	12,335
Hon Hai Precision Industry Co., Ltd.	30,000	100,577
Hotai Motor Co., Ltd.	1,000	12,769
Inventec Corp.	16,000	15,332
Kinsus Interconnect Technology Corp.	2,000	8,989
MediaTek, Inc.	4,000	67,661
Merida Industry Co., Ltd.	1,000	6,631
Nan Ya Plastics Corp.	14,000	33,717
Pou Chen Corp.	13,000	15,662
President Chain Store Corp.	2,000	16,028
Quanta Computer, Inc.	10,000	29,218
Radiant Opto-Electronics Corp.	3,000	12,873
Realtek Semiconductor Corp.	3,000	9,515
Ruentex Industries Ltd.	3,000	7,758
ScinoPharm Taiwan Ltd.	3,000	7,431
SiliConware Precision Industries Co.	12,000	19,755
Taishin Financial Holding Co., Ltd.	29,000	14,861
Taiwan Cement Corp.	14,000	21,208
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	11,600	248,124
Teco Electric and Machinery Co., Ltd.	10,000	11,511
U-Ming Marine Transport Corp.	5,000	8,441
Walsin Lihwa Corp. †	17,000	6,064
WPG Holdings Ltd.	6,000	8,263
Zhen Ding Technology Holding Ltd.	3,000	9,880

		1,038,082

Thailand - 0.2%
Airports of Thailand PCL NVDR	2,000	12,234

Turkey - 1.5%
Enka Insaat ve Sanayi AS	12,171	33,040
Eregli Demir ve Celik Fabrikalari TAS	13,190	23,622
TAV Havalimanlari Holding AS	1,882	14,967
Ulker Biskuvi Sanayi AS	1,630	13,661

		85,290

TOTAL COMMON STOCKS (cost $5,187,374)		5,401,039

PREFERRED STOCKS - 1.0%

Brazil - 1.0%
Cia Energetica de Sao Paulo, Series B (1)	900	11,295
Itausa - Investimentos Itau SA (1)	12,100	47,316

TOTAL PREFERRED STOCKS (cost $59,215)		58,611

EXCHANGE-TRADED FUNDS - 0.4%
iShares MSCI Emerging Markets ETF (1) (cost $22,606)	527	22,782

	SHARES	VALUE (Note 2)

MONEY MARKET FUNDS - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b) (cost $42,711)	42,711	$42,711

TOTAL INVESTMENTS - 97.1% (cost $5,311,906)		5,525,143

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		165,365

NET ASSETS - 100.0%		$5,690,508

†	Non income-producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$629,841	11.1%
Consumer Staples	316,781	5.6
Energy	366,729	6.4
Mutual Fund	22,782	0.4
Financials	1,156,782	20.3
Health Care	171,631	3.0
Industrials	569,806	10.0
Information Technology	1,460,311	25.7
Materials	341,763	6.0
Telecommunication Services	199,757	3.5
Utilities	246,249	4.3
Money Market Funds	42,711	0.8

Total Investments	5,525,143	97.1
Other Assets in Excess of Liabilities	165,365	2.9

Net Assets	$5,690,508	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 98.8%	SHARES	VALUE (Note 2)
Consumer Discretionary - 15.1%
Amazon.com, Inc. †	1,959	$636,244
Apollo Education Group, Inc. †	1,771	55,344
AutoNation, Inc. †	274	16,352
Bed Bath & Beyond, Inc. †	101	5,795
Best Buy Co., Inc.	4,648	144,135
BorgWarner, Inc.	5,288	344,725
Brunswick Corp.	1,969	82,954
Carter’s, Inc.	616	42,461
CBS Corp., Class B	8,044	499,854
Charter Communications, Inc., Class A †	500	79,190
Chipotle Mexican Grill, Inc. †	642	380,391
Cinemark Holdings, Inc.	322	11,386
Coach, Inc.	66	2,257
Comcast Corp., Class A	3,851	206,722
Conn’s, Inc. †	553	27,313
Dana Holding Corp.	2,784	67,985
DISH Network Corp., Class A †	6,730	437,988
Dollar Tree, Inc. †	941	51,247
DSW, Inc., Class A	330	9,220
Expedia, Inc.	167	13,153
Family Dollar Stores, Inc.	63	4,167
Ford Motor Co.	8,621	148,626
Gannett Co., Inc.	2,894	90,611
Gap, Inc./The	868	36,083
General Motors Co.	4,579	166,218
Genuine Parts Co.	74	6,497
GNC Holdings, Inc., Class A	2,197	74,918
Goodyear Tire & Rubber Co./The	5,468	151,901
Groupon, Inc. †	12,576	83,253
H&R Block, Inc.	1,923	64,459
Hanesbrands, Inc.	900	88,596
Harman International Industries, Inc.	1,600	171,888
Home Depot, Inc./The	1,286	104,115
HSN, Inc.	187	11,078
Johnson Controls, Inc.	8,535	426,153
Kate Spade & Co. †	1,231	46,950
L Brands, Inc.	139	8,154
Las Vegas Sands Corp.	11,882	905,646
LKQ Corp. †	2,515	67,125
Lowe’s Cos., Inc.	6,604	316,926
Macy’s, Inc.	1,624	94,224
Madison Square Garden Co./The, Class A †	948	59,203
Marriott International, Inc., Class A	1,800	115,380
MGM Resorts International †	8,767	231,449
Mohawk Industries, Inc. †	936	129,486
Netflix, Inc. †	1,239	545,903
NIKE, Inc., Class B	248	19,232
O’Reilly Automotive, Inc. †	600	90,360
Panera Bread Co., Class A †	24	3,596
PetSmart, Inc.	64	3,827
Polaris Industries, Inc.	1,008	131,282
priceline Group, Inc./The †	679	816,837
PulteGroup, Inc.	2,843	57,315
Ralph Lauren Corp.	40	6,428
Rent-A-Center, Inc.	182	5,220
Sally Beauty Holdings, Inc. (2)†	147	3,687
Service Corp. International	1,360	28,179
Signet Jewelers Ltd.	800	88,472

	SHARES	VALUE (Note 2)
Consumer Discretionary - 15.1% (continued)
Standard Pacific Corp. †	4,289	$36,885
Starbucks Corp.	8,251	638,462
Tenneco, Inc. †	1,200	78,840
Tesla Motors, Inc. †	2,906	697,614
Time Warner, Inc.	2,292	161,013
Time, Inc. †	286	6,927
TJX Cos., Inc./The	6,403	340,319
TripAdvisor, Inc. †	2,429	263,935
TRW Automotive Holdings Corp. †	1,639	146,723
Twenty-First Century Fox, Inc., Class A	9,184	322,818
Ulta Salon Cosmetics & Fragrance, Inc. †	50	4,571
Under Armour, Inc., Class A (2)†	5,190	308,753
VF Corp.	5,956	375,228
Viacom, Inc., Class B	3,706	321,421
Visteon Corp. †	548	53,161
Walt Disney Co./The	10,458	896,669
Weight Watchers International, Inc.	51	1,029
Whirlpool Corp.	872	121,400
Wynn Resorts Ltd.	1,855	385,024
Yum! Brands, Inc.	243	19,732

		13,698,684

Consumer Staples - 4.2%
Archer-Daniels-Midland Co.	2,109	93,028
Church & Dwight Co., Inc.	85	5,946
Coca-Cola Co./The	102	4,321
Colgate-Palmolive Co.	310	21,136
ConAgra Foods, Inc.	549	16,294
Constellation Brands, Inc., Class A †	4,163	366,885
CVS Caremark Corp.	7,200	542,664
Estee Lauder Cos., Inc./The, Class A	151	11,213
Flowers Foods, Inc.	1,538	32,421
General Mills, Inc.	150	7,881
Herbalife Ltd.	1,711	110,428
Hershey Co./The	95	9,250
JM Smucker Co./The	179	19,076
Keurig Green Mountain, Inc.	2,927	364,733
Kroger Co./The	3,400	168,062
Lorillard, Inc.	1,800	109,746
Mead Johnson Nutrition Co.	82	7,640
Mondelez International, Inc., Class A	5,835	219,454
Nu Skin Enterprises, Inc., Class A	1,053	77,880
Philip Morris International, Inc.	37	3,119
Pilgrim’s Pride Corp. †	3,191	87,306
PriceSmart, Inc.	417	36,296
Reynolds American, Inc.	232	14,001
Rite Aid Corp. †	28,118	201,606
TreeHouse Foods, Inc. †	39	3,123
Tyson Foods, Inc., Class A	5,589	209,811
Walgreen Co.	12,735	944,046
WhiteWave Foods Co./The †	2,600	84,162
Whole Foods Market, Inc.	270	10,430

		3,781,958

Energy - 12.2%
Anadarko Petroleum Corp.	60	6,568
Baker Hughes, Inc.	8,700	647,715
Cabot Oil & Gas Corp.	1,849	63,125
Cameron International Corp. †	587	39,746
CARBO Ceramics, Inc.	600	92,472
Cheniere Energy, Inc. †	5,910	423,747

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Energy - 12.2% (continued)
Chesapeake Energy Corp.	5,715	$177,622
Chevron Corp.	66	8,616
Cimarex Energy Co.	1,673	240,009
Concho Resources, Inc. †	1,700	245,650
ConocoPhillips	5,835	500,234
CONSOL Energy, Inc.	1,900	87,533
Continental Resources, Inc. †	3,695	583,958
Devon Energy Corp.	1,800	142,920
Diamondback Energy, Inc. †	2,100	186,480
Energen Corp.	1,000	88,880
EOG Resources, Inc.	9,784	1,143,358
EQT Corp.	1,900	203,110
FMC Technologies, Inc. †	64	3,908
Golar LNG Ltd. (Norway)	1,500	90,150
Gulfport Energy Corp. †	2,749	172,637
Halliburton Co.	15,283	1,085,246
Helix Energy Solutions Group, Inc. †	1,805	47,490
Helmerich & Payne, Inc.	3,100	359,941
Hess Corp.	4,163	411,679
HollyFrontier Corp.	304	13,282
Key Energy Services, Inc. †	134	1,225
Kodiak Oil & Gas Corp. †	7,203	104,804
Laredo Petroleum, Inc. †	1,913	59,265
Marathon Petroleum Corp.	722	56,366
Noble Energy, Inc.	3,530	273,434
Oasis Petroleum, Inc. †	1,413	78,973
Oceaneering International, Inc.	607	47,425
ONEOK, Inc.	1,300	88,504
Phillips 66	5,010	402,954
Pioneer Natural Resources Co.	2,956	679,318
Range Resources Corp.	261	22,694
Rosetta Resources, Inc. †	40	2,194
Schlumberger Ltd.	10,600	1,250,270
Spectra Energy Corp.	2,100	89,208
Targa Resources Corp.	1,698	236,990
Tesoro Corp.	112	6,571
Valero Energy Corp.	5,950	298,095
Whiting Petroleum Corp. †	1,200	96,300
Williams Cos., Inc./The	2,969	172,825
World Fuel Services Corp.	52	2,560

		11,036,051

Financials - 8.9%
American Campus Communities, Inc. REIT	63	2,409
American Express Co.	8,597	815,597
American Financial Group, Inc.	1,065	63,431
American International Group, Inc.	2,805	153,097
Ameriprise Financial, Inc.	1,200	144,000
Arch Capital Group Ltd. †	267	15,337
AvalonBay Communities, Inc. REIT	37	5,261
Bank of America Corp.	51,653	793,907
BB&T Corp.	375	14,786
Berkshire Hathaway, Inc., Class B †	223	28,223
Boston Properties, Inc. REIT	39	4,609
Capital One Financial Corp.	3,817	315,284
CBOE Holdings, Inc.	1,623	79,868
Charles Schwab Corp./The	19,932	536,769
Chubb Corp./The	190	17,512
CME Group, Inc.	3,213	227,962
Comerica, Inc.	1,500	75,240
Crown Castle International Corp. REIT	380	28,219

	SHARES	VALUE (Note 2)
Financials - 8.9% (continued)
Digital Realty Trust, Inc. REIT	55	$3,208
Discover Financial Services (2)	3,539	219,347
E*TRADE Financial Corp. †	5,200	110,552
Equity Lifestyle Properties, Inc. REIT	62	2,738
Erie Indemnity Co., Class A	32	2,408
Essex Property Trust, Inc. REIT	22	4,068
Extra Space Storage, Inc. REIT	331	17,626
Federal Realty Investment Trust REIT	34	4,111
Fifth Third Bancorp	14,000	298,900
First Republic Bank/CA	1,400	76,986
General Growth Properties, Inc. REIT (2)	1,839	43,327
Genworth Financial, Inc., Class A †	11,373	197,890
Goldman Sachs Group, Inc./The	287	48,055
Hartford Financial Services Group, Inc./The	3,282	117,528
Howard Hughes Corp./The †	460	72,602
Huntington Bancshares, Inc.	10,400	99,216
Intercontinental Exchange, Inc.	600	113,340
KeyCorp	8,100	116,073
Lincoln National Corp.	2,367	121,758
LPL Financial Holdings, Inc.	1,500	74,610
Marsh & McLennan Cos., Inc.	196	10,157
McGraw Hill Financial, Inc.	2,820	234,145
MetLife, Inc.	11,644	646,941
Moody’s Corp.	2,313	202,758
Morgan Stanley	17,992	581,681
Ocwen Financial Corp. †	1,081	40,105
Principal Financial Group, Inc.	1,500	75,720
ProAssurance Corp.	66	2,930
Prudential Financial, Inc.	6,093	540,876
Public Storage REIT	117	20,048
Regions Financial Corp.	4,459	47,355
Signature Bank †	600	75,708
Simon Property Group, Inc. REIT	94	15,630
State Street Corp.	3,050	205,143
SunTrust Banks, Inc.	3,600	144,216
SVB Financial Group †	700	81,634
Tanger Factory Outlet Centers, Inc. REIT	263	9,197
Taubman Centers, Inc. REIT	130	9,855
Travelers Cos., Inc./The	301	28,315
Ventas, Inc. REIT	229	14,679
Washington Prime Group, Inc. REIT †	47	881
Wells Fargo & Co.	110	5,782
Weyerhaeuser Co. REIT	768	25,413
WR Berkley Corp.	97	4,492

		8,089,515

Health Care - 13.2%
AbbVie, Inc.	2,947	166,329
ACADIA Pharmaceuticals, Inc. †	3,700	83,583
Actavis PLC †	1,185	264,314
Aegerion Pharmaceuticals, Inc. †	1,013	32,507
Aetna, Inc.	3,281	266,024
Agilent Technologies, Inc.	1,300	74,672
Alexion Pharmaceuticals, Inc. †	3,280	512,500
Align Technology, Inc. †	1,400	78,456
Alnylam Pharmaceuticals, Inc. †	2,169	137,016
AmerisourceBergen Corp.	990	71,933
Amgen, Inc.	877	103,811
Arena Pharmaceuticals, Inc. †	1,886	11,052

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 13.2% (continued)
athenahealth, Inc. †	1,017	$127,257
Biogen Idec, Inc. †	3,098	976,830
BioMarin Pharmaceutical, Inc. †	771	47,964
Boston Scientific Corp. †	19,171	244,814
Bristol-Myers Squibb Co.	7,279	353,104
Cardinal Health, Inc.	3,661	250,998
Celgene Corp. †	3,230	277,392
Cepheid †	1,365	65,438
Cerner Corp. †	787	40,594
Cigna Corp.	2,422	222,751
DexCom, Inc. †	2,200	87,252
Endo International PLC (Ireland) †	1,372	96,067
Gilead Sciences, Inc. †	19,087	1,582,503
HCA Holdings, Inc. †	3,740	210,861
Humana, Inc.	2,600	332,072
Illumina, Inc. †	2,631	469,739
Incyte Corp. Ltd. †	4,491	253,472
Intercept Pharmaceuticals, Inc. †	500	118,315
InterMune, Inc. †	4,400	194,260
Intuitive Surgical, Inc. †	26	10,707
Isis Pharmaceuticals, Inc. †	3,547	122,194
Jazz Pharmaceuticals PLC †	22	3,234
McKesson Corp.	3,004	559,375
Medidata Solutions, Inc. †	3,410	145,982
Medivation, Inc. †	1,200	92,496
Medtronic, Inc.	1,610	102,654
Mylan, Inc. †	4,773	246,096
NPS Pharmaceuticals, Inc. †	1,900	62,795
Perrigo Co. PLC (Ireland)	47	6,851
Pfizer, Inc.	759	22,527
Pharmacyclics, Inc. †	1,859	166,771
Puma Biotechnology, Inc. †	1,000	66,000
Regeneron Pharmaceuticals, Inc. †	1,439	406,474
Salix Pharmaceuticals Ltd. †	1,186	146,293
St. Jude Medical, Inc.	2,465	170,701
Tenet Healthcare Corp. †	1,805	84,727
Thermo Fisher Scientific, Inc.	5,346	630,828
UnitedHealth Group, Inc.	5,630	460,253
Vertex Pharmaceuticals, Inc. †	2,688	254,500
WellPoint, Inc.	4,464	480,371

		11,995,709

Industrials - 15.0%
3M Co.	4,900	701,876
A. O. Smith Corp.	2,198	108,977
Acuity Brands, Inc.	600	82,950
Alaska Air Group, Inc.	706	67,105
Avis Budget Group, Inc. †	4,091	244,192
B/E Aerospace, Inc. †	2,772	256,382
Boeing Co./The	9,811	1,248,254
Chart Industries, Inc. †	899	74,383
CLARCOR, Inc.	41	2,536
Clean Harbors, Inc. †	45	2,891
Colfax Corp. †	1,100	81,994
Copart, Inc. †	321	11,543
Cummins, Inc.	2,472	381,405
Delta Air Lines, Inc.	19,305	747,490
Donaldson Co., Inc.	84	3,555
Dover Corp.	2,493	226,738
Fastenal Co.	131	6,483
FedEx Corp.	6,737	1,019,847
Flowserve Corp.	1,586	117,919

	SHARES	VALUE (Note 2)
Industrials - 15.0% (continued)
Fortune Brands Home & Security, Inc.	3,256	$130,012
Generac Holdings, Inc. †	2,125	103,572
General Dynamics Corp.	5,500	641,025
Hertz Global Holdings, Inc. †	5,422	151,979
Honeywell International, Inc.	6,045	561,883
Huntington Ingalls Industries, Inc.	1,500	141,885
Illinois Tool Works, Inc.	571	49,997
Kirby Corp. †	499	58,453
Lockheed Martin Corp.	6,291	1,011,152
Manitowoc Co., Inc./The	2,743	90,135
Masco Corp.	1,831	40,648
Middleby Corp./The †	1,800	148,896
Nielsen NV	2,443	118,266
Norfolk Southern Corp.	2,351	242,224
Northrop Grumman Corp.	5,646	675,431
Old Dominion Freight Line, Inc. †	1,956	124,558
Owens Corning	565	21,854
Parker Hannifin Corp.	1,500	188,595
Precision Castparts Corp.	1,628	410,907
Raytheon Co.	6,276	578,961
Rockwell Automation, Inc.	2,600	325,416
Rollins, Inc.	380	11,400
Ryder System, Inc.	532	46,864
SolarCity Corp. †	4,891	345,305
Southwest Airlines Co.	12,618	338,919
Spirit Airlines, Inc. †	3,636	229,941
Swift Transportation Co. †	5,294	133,568
Teledyne Technologies, Inc. †	41	3,984
Terex Corp.	1,248	51,293
Textron, Inc.	2,100	80,409
Towers Watson & Co., Class A	702	73,169
Trinity Industries, Inc.	4,700	205,484
Triumph Group, Inc.	44	3,072
Union Pacific Corp.	516	51,471
United Continental Holdings, Inc. †	5,142	211,182
United Parcel Service, Inc., Class B	166	17,042
United Rentals, Inc. †	2,943	308,220
USG Corp. †	586	17,656
WABCO Holdings, Inc. †	800	85,456
Wabtec Corp.	785	64,833
Waste Connections, Inc.	1,237	60,056
WESCO International, Inc. †	423	36,539
Xylem, Inc.	2,200	85,976

		13,664,208

Information Technology - 26.4%
3D Systems Corp. †	2,271	135,806
Activision Blizzard, Inc.	10,763	240,015
Adobe Systems, Inc. †	8,721	631,052
Akamai Technologies, Inc. †	1,700	103,802
Alliance Data Systems Corp. †	903	253,969
Apple, Inc.	45,954	4,270,505
Applied Materials, Inc.	21,557	486,110
ARRIS Group, Inc. †	2,800	91,084
Autodesk, Inc. †	1,500	84,570
Automatic Data Processing, Inc.	159	12,606
Brocade Communications Systems, Inc.	7,800	71,760
CA, Inc.	2,700	77,598
Cadence Design Systems, Inc. †	803	14,045
Cisco Systems, Inc.	5,379	133,668
Cognizant Technology Solutions Corp., Class A †	7,100	347,261

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 26.4% (continued)
CommVault Systems, Inc. †	325	$15,980
Concur Technologies, Inc. †	900	84,006
Corning, Inc.	22,000	482,900
CoStar Group, Inc. †	500	79,085
Cree, Inc. †	1,478	73,826
eBay, Inc. †	698	34,942
Electronic Arts, Inc. †	4,698	168,517
F5 Networks, Inc. †	1,500	167,160
Facebook, Inc., Class A †	32,659	2,197,624
First Solar, Inc. †	2,346	166,707
FleetCor Technologies, Inc. †	1,395	183,861
Fortinet, Inc. †	124	3,116
Freescale Semiconductor Ltd. †	4,203	98,771
Google, Inc., Class A †	3,334	1,949,290
Guidewire Software, Inc. †	1,984	80,669
Hewlett-Packard Co.	26,780	901,950
IAC/InterActiveCorp	882	61,061
Intel Corp.	648	20,023
International Business Machines Corp.	24	4,351
IPG Photonics Corp. †	133	9,150
Jack Henry & Associates, Inc.	963	57,231
Juniper Networks, Inc. †	7,300	179,142
KLA-Tencor Corp.	80	5,811
Knowles Corp. †	746	22,932
LinkedIn Corp., Class A †	735	126,030
Marvell Technology Group Ltd.	6,200	88,846
MasterCard, Inc., Class A	13,290	976,416
Micron Technology, Inc. †	22,473	740,485
Microsoft Corp.	6,250	260,625
Motorola Solutions, Inc.	138	9,187
NCR Corp. †	1,190	41,757
NetSuite, Inc. †	656	56,993
NeuStar, Inc., Class A †	661	17,199
Nuance Communications, Inc. †	155	2,909
NVIDIA Corp.	8,300	153,882
Oracle Corp. (2)	8,621	349,409
Palo Alto Networks, Inc. †	1,100	92,235
Pandora Media, Inc. †	6,361	187,650
Qlik Technologies, Inc. †	1,202	27,189
QUALCOMM, Inc.	7,871	623,383
Rackspace Hosting, Inc. †	257	8,651
salesforce.com, Inc. †	9,315	541,015
SanDisk Corp.	4,597	480,065
ServiceNow, Inc. †	4,695	290,902
Shutterstock, Inc. †	1,000	82,980
Skyworks Solutions, Inc.	5,600	262,976
SolarWinds, Inc. †	320	12,371
Splunk, Inc. †	3,112	172,187
SS&C Technologies Holdings, Inc. †	1,261	55,761
SunEdison, Inc. †	11,081	250,431
SunPower Corp. †	5,073	207,892
Symantec Corp.	1,519	34,785
Teradata Corp. †	80	3,216
Texas Instruments, Inc.	16,095	769,180
TIBCO Software, Inc. †	93	1,876
Total System Services, Inc.	2,043	64,171
Ubiquiti Networks, Inc. †	4,013	181,348
Universal Display Corp. †	41	1,316
Visa, Inc., Class A	1,710	360,314
VMware, Inc., Class A †	4,540	439,517
Western Digital Corp.	5,433	501,466

	SHARES	VALUE (Note 2)
Information Technology - 26.4% (continued)
Workday, Inc., Class A †	3,378	$303,547
Xerox Corp.	11,832	147,190
Xilinx, Inc.	2,840	134,360
Yahoo!, Inc. †	11,628	408,492
Yelp, Inc. †	2,560	196,301
Zillow, Inc., Class A †	1,635	233,691
Zynga, Inc., Class A †	18,200	58,422

		23,960,574

Materials - 3.4%
Air Products & Chemicals, Inc.	1,700	218,654
Airgas, Inc.	30	3,267
Alcoa, Inc.	18,300	272,487
Axiall Corp.	400	18,908
Ball Corp.	1,400	87,752
Dow Chemical Co./The	18,200	936,572
Ecolab, Inc.	2,147	239,047
EI du Pont de Nemours & Co. (2)	8,500	556,240
NewMarket Corp.	142	55,680
Newmont Mining Corp.	60	1,526
PPG Industries, Inc.	1,913	402,017
Praxair, Inc.	34	4,517
Royal Gold, Inc.	1,200	91,344
Sherwin-Williams Co./The	270	55,866
Westlake Chemical Corp.	1,100	92,136
WR Grace & Co. †	480	45,374

		3,081,387

Telecommunication Services - 0.3%
Level 3 Communications, Inc. †	3,900	171,249
T-Mobile US, Inc. †	2,400	80,688

		251,937

Utilities - 0.1%
AGL Resources, Inc.	62	3,412
Ameren Corp.	110	4,497
American Water Works Co., Inc.	122	6,033
Calpine Corp. †	225	5,357
CenterPoint Energy, Inc.	247	6,308
Cleco Corp.	70	4,127
Consolidated Edison, Inc.	120	6,929
Dominion Resources, Inc.	205	14,662
DTE Energy Co.	87	6,775
FirstEnergy Corp.	177	6,145
NextEra Energy, Inc.	56	5,739
Pinnacle West Capital Corp.	73	4,222
Portland General Electric Co.	345	11,961
PPL Corp.	242	8,598
Questar Corp.	410	10,168
UIL Holdings Corp.	72	2,787
WGL Holdings, Inc.	68	2,931
Wisconsin Energy Corp.	89	4,176
Xcel Energy, Inc.	158	5,092

		119,919

TOTAL COMMON STOCKS (cost $80,029,574)		89,679,942

EXCHANGE - TRADED FUNDS - 0.8%
SPDR S&P 500 ETF Trust (cost $677,708)	3,754	734,733

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)

MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $1,004,960)	1,004,960	$1,004,960

TOTAL INVESTMENTS - 100.7% (cost $81,712,242)		91,419,635

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)		(639,737)

NET ASSETS - 100.0%		$90,779,898

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 98.7%	SHARES	VALUE (Note 2)
Consumer Discretionary - 14.6%
A. H. Belo Corp., Class A	1,400	$16,590
American Axle & Manufacturing Holdings, Inc. †	1,138	21,497
American Public Education, Inc. †	58	1,994
America’s Car-Mart, Inc. †	61	2,413
Arctic Cat, Inc.	166	6,544
Asbury Automotive Group, Inc. †	376	25,846
Ascent Capital Group, Inc., Class A †	63	4,159
Beazer Homes USA, Inc. †	1,014	21,274
bebe stores, Inc.	1,766	5,386
Big 5 Sporting Goods Corp.	448	5,497
BJ’s Restaurants, Inc. †	57	1,990
Black Diamond, Inc. †	1,082	12,140
Bob Evans Farms, Inc.	192	9,610
Bon-Ton Stores, Inc./The	543	5,598
Brown Shoe Co., Inc.	531	15,192
Brunswick Corp.	116	4,887
Buffalo Wild Wings, Inc. †	266	44,079
Build-A-Bear Workshop, Inc. †	1,000	13,360
Cabela’s, Inc. †	102	6,365
Capella Education Co.	200	10,878
Career Education Corp. †	2,400	11,232
Carmike Cinemas, Inc. †	400	14,052
Carriage Services, Inc.	352	6,030
Children’s Place, Inc./The	73	3,623
Christopher & Banks Corp. †	1,379	12,080
Churchill Downs, Inc.	75	6,758
Chuy’s Holdings, Inc. †	676	24,539
Cooper-Standard Holding, Inc. †	300	19,848
Core-Mark Holding Co., Inc.	400	18,252
Cracker Barrel Old Country Store, Inc.	263	26,187
Cumulus Media, Inc., Class A †	4,924	32,449
Deckers Outdoor Corp. †	763	65,870
Del Frisco’s Restaurant Group, Inc. †	1,400	38,584
Dex Media, Inc. †	3,106	34,601
DineEquity, Inc.	99	7,869
Dixie Group, Inc./The †	1,002	10,611
Domino’s Pizza, Inc.	176	12,864
Dorman Products, Inc. †	616	30,381
Drew Industries, Inc.	234	11,702
Education Management Corp. †	456	771
Empire Resorts, Inc. †	1,900	13,604
Entravision Communications Corp., Class A	2,467	15,345
EW Scripps Co./The, Class A †	758	16,039
Famous Dave’s of America, Inc. †	500	14,350
Federal-Mogul Holdings Corp. †	1,063	21,504
Fiesta Restaurant Group, Inc. †	582	27,011
Finish Line, Inc./The, Class A	838	24,922
FTD Cos., Inc. †	264	8,393
Genesco, Inc. †	38	3,121
Gentherm, Inc. †	1,057	46,984
G-III Apparel Group Ltd. †	439	35,849
Grand Canyon Education, Inc. †	938	43,120
Gray Television, Inc. †	2,635	34,598
Helen of Troy Ltd. †	700	42,441
hhgregg, Inc. †	828	8,421
Hibbett Sports, Inc. †	72	3,900
Hillenbrand, Inc.	264	8,612
Hovnanian Enterprises, Inc., Class A †	770	3,965
Iconix Brand Group, Inc. †	1,030	44,228
iRobot Corp. †	394	16,134
ITT Educational Services, Inc. †	500	8,345

	SHARES	VALUE (Note 2)
Consumer Discretionary - 14.6% (continued)
Jack in the Box, Inc.	705	$42,187
Journal Communications, Inc., Class A †	1,008	8,941
Kirkland’s, Inc. †	900	16,695
Kona Grill, Inc. †	700	13,587
Krispy Kreme Doughnuts, Inc. †	925	14,781
La-Z-Boy, Inc.	1,030	23,865
Lee Enterprises, Inc. †	3,351	14,912
LifeLock, Inc. †	2,864	39,981
Lions Gate Entertainment Corp.	298	8,517
Lithia Motors, Inc., Class A	869	81,747
Loral Space & Communications, Inc. †	167	12,139
Lumber Liquidators Holdings, Inc. †	61	4,633
M/I Homes, Inc. †	386	9,368
Marriott Vacations Worldwide Corp. †	509	29,843
Mattress Firm Holding Corp. †	200	9,550
McClatchy Co./The, Class A †	4,100	22,755
MDC Holdings, Inc.	97	2,938
MDC Partners, Inc., Class A	1,610	34,599
Men’s Wearhouse, Inc./The	1,200	66,960
Modine Manufacturing Co. †	900	14,166
Monro Muffler Brake, Inc.	414	22,021
Motorcar Parts of America, Inc. †	806	19,626
Movado Group, Inc.	246	10,251
Multimedia Games Holding Co., Inc. †	490	14,524
NACCO Industries, Inc., Class A	143	7,236
Nautilus, Inc. †	1,157	12,831
New York Times Co./The, Class A	2,852	43,379
Nexstar Broadcasting Group, Inc., Class A	656	33,856
Nutrisystem, Inc.	1,800	30,798
Orbitz Worldwide, Inc. †	1,814	16,145
Orient-Express Hotels Ltd., Class A †	1,046	15,209
Outerwall, Inc. †	52	3,086
Overstock.com, Inc. †	485	7,648
Papa John’s International, Inc.	224	9,495
Penske Automotive Group, Inc.	131	6,484
Pier 1 Imports, Inc.	221	3,406
Pinnacle Entertainment, Inc. †	500	12,590
Pool Corp.	199	11,255
Popeyes Louisiana Kitchen, Inc. †	273	11,933
Red Robin Gourmet Burgers, Inc. †	219	15,593
Rentrak Corp. †	300	15,735
Restoration Hardware Holdings, Inc. †	1,000	93,050
Ruth’s Hospitality Group, Inc.	972	12,004
Scientific Games Corp., Class A †	1,955	21,740
Shiloh Industries, Inc. †	800	14,768
Sinclair Broadcast Group, Inc., Class A	303	10,529
Skechers U.S.A., Inc., Class A †	972	44,420
Smith & Wesson Holding Corp. †	1,136	16,517
Sonic Automotive, Inc., Class A	237	6,323
Sonic Corp. †	727	16,052
Stage Stores, Inc.	411	7,682
Standard Motor Products, Inc.	641	28,633
Standard Pacific Corp. †	722	6,209
Stein Mart, Inc.	647	8,987
Steven Madden Ltd. †	163	5,591
Strattec Security Corp.	200	12,898
Sturm, Ruger & Co., Inc.	220	12,982
Texas Roadhouse, Inc.	300	7,800
Thor Industries, Inc.	190	10,805
Tower International, Inc. †	1,153	42,477
Tuesday Morning Corp. †	1,155	20,582
Universal Electronics, Inc. †	400	19,552
ValueVision Media, Inc., Class A †	1,892	9,441

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 14.6% (continued)
VOXX International Corp. †	901	$8,478
Winnebago Industries, Inc. †	504	12,691
World Wrestling Entertainment, Inc., Class A	1,900	22,667
You On Demand Holdings, Inc. †	3,300	8,877

		2,341,508

Consumer Staples - 2.4%
Andersons, Inc./The	466	24,036
B&G Foods, Inc.	336	10,984
Boston Beer Co., Inc./The, Class A †	72	16,094
Boulder Brands, Inc. †	962	13,641
Calavo Growers, Inc.	67	2,267
Cal-Maine Foods, Inc.	201	14,938
Chefs’ Warehouse, Inc./The †	600	11,862
Chiquita Brands International, Inc. †	1,000	10,850
Craft Brew Alliance, Inc. †	2,106	23,292
Diamond Foods, Inc. †	500	14,100
Elizabeth Arden, Inc. †	131	2,806
Fresh Del Monte Produce, Inc.	157	4,812
Hain Celestial Group, Inc./The †	80	7,099
Harbinger Group, Inc. †	876	11,125
IGI Laboratories, Inc. †	2,400	12,744
J&J Snack Foods Corp.	84	7,906
Lancaster Colony Corp.	40	3,807
Liberator Medical Holdings, Inc.	4,900	18,375
Lifevantage Corp. †	3,107	4,474
Medifast, Inc. †	203	6,173
Natural Grocers by Vitamin Cottage, Inc. †	719	15,394
Omega Protein Corp. †	797	10,903
Revlon, Inc., Class A †	830	25,315
Rite Aid Corp. †	1,984	14,225
Sanderson Farms, Inc.	500	48,600
Snyder’s-Lance, Inc.	152	4,022
SpartanNash Co.	455	9,560
Spectrum Brands Holdings, Inc.	123	10,582
Universal Corp.	72	3,985
USANA Health Sciences, Inc. †	200	15,628
Weis Markets, Inc.	80	3,658

		383,257

Energy - 8.3%
Abraxas Petroleum Corp. †	4,300	26,918
Alon USA Energy, Inc.	541	6,730
Basic Energy Services, Inc. †	800	23,376
Bill Barrett Corp. †	700	18,746
Bonanza Creek Energy, Inc. †	600	34,314
Bristow Group, Inc.	51	4,112
C&J Energy Services, Inc. †	1,500	50,670
Callon Petroleum Co. †	2,300	26,795
Carrizo Oil & Gas, Inc. †	1,874	129,793
Cheniere Energy, Inc. †	188	13,480
Clayton Williams Energy, Inc. †	353	48,492
Dawson Geophysical Co.	173	4,956
Delek US Holdings, Inc.	184	5,194
DHT Holdings, Inc.	2,400	17,280
Diamondback Energy, Inc. †	50	4,440
Enbridge Energy Management LLC †	115	4,054
Exterran Holdings, Inc.	1,323	59,522
Gastar Exploration, Inc. †	2,297	20,007
Geospace Technologies Corp. †	120	6,610
Goodrich Petroleum Corp. †	1,000	27,600
Green Plains, Inc.	1,416	46,544
Gulf Island Fabrication, Inc.	61	1,313

	SHARES	VALUE (Note 2)
Energy - 8.3% (continued)
Kodiak Oil & Gas Corp. †	259	$3,768
Magnum Hunter Resources Corp. †	4,627	37,941
Matador Resources Co. †	2,793	81,779
Matrix Service Co. †	600	19,674
Miller Energy Resources, Inc. †	2,141	13,702
Natural Gas Services Group, Inc. †	400	13,224
Newpark Resources, Inc. †	1,331	16,584
Pacific Ethanol, Inc. †	900	13,761
Parker Drilling Co. †	2,200	14,344
PDC Energy, Inc. †	72	4,547
Penn Virginia Corp. †	2,205	37,375
Pioneer Energy Services Corp. †	1,300	22,802
Renewable Energy Group, Inc. †	2,581	29,604
REX American Resources Corp. †	300	21,993
Rex Energy Corp. †	968	17,143
RigNet, Inc. †	951	51,183
Sanchez Energy Corp. †	1,900	71,421
SemGroup Corp., Class A	138	10,881
Stone Energy Corp. †	1,334	62,418
Synergy Resources Corp. †	3,162	41,896
Tesco Corp.	1,231	26,270
TETRA Technologies, Inc. †	1,000	11,780
Triangle Petroleum Corp. †	3,000	35,250
US Energy Corp. Wyoming †	1,800	7,794
Vertex Energy, Inc. †	1,400	13,594
Warren Resources, Inc. †	3,600	22,320
Western Refining, Inc.	170	6,384
Westmoreland Coal Co. †	700	25,396
Willbros Group, Inc. †	758	9,361

		1,325,135

Financials - 16.0%
Acadia Realty Trust REIT	188	5,281
Alexander & Baldwin, Inc.	121	5,015
American Equity Investment Life Holding Co.	641	15,769
Ameris Bancorp †	1,531	33,008
AMERISAFE, Inc.	315	12,811
AmTrust Financial Services, Inc.	242	10,118
Associated Estates Realty Corp. REIT	200	3,604
Astoria Financial Corp.	1,400	18,830
Bancorp, Inc. †	800	9,528
BancorpSouth, Inc.	1,900	46,683
Bank of the Ozarks, Inc.	1,826	61,080
Banner Corp.	212	8,402
BBCN Bancorp, Inc.	497	7,927
BGC Partners, Inc., Class A	4,567	33,978
BNC Bancorp	600	10,242
BofI Holding, Inc. †	488	35,853
Boston Private Financial Holdings, Inc.	1,225	16,464
Bridge Capital Holdings †	400	9,684
Capital Bank Financial Corp., Class A †	1,700	40,137
Cash America International, Inc.	26	1,155
Cedar Realty Trust, Inc. REIT	989	6,181
Center Bancorp, Inc. (2)	600	11,538
Chesapeake Lodging Trust REIT	500	15,115
CNO Financial Group, Inc.	725	12,905
Cohen & Steers, Inc.	106	4,598
Community Trust Bancorp, Inc.	93	3,182
CoreSite Realty Corp. REIT	334	11,045
CubeSmart REIT	492	9,013
CVB Financial Corp.	1,982	31,771
Eagle Bancorp, Inc. †	980	33,075
EastGroup Properties, Inc. REIT	4	257
Education Realty Trust, Inc. REIT	244	2,621

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 16.0% (continued)
eHealth, Inc. †	749	$28,440
Encore Capital Group, Inc. †	866	39,334
Enstar Group Ltd. †	55	8,290
Evercore Partners, Inc., Class A	850	48,994
FBL Financial Group, Inc., Class A	141	6,486
FBR & Co. †	566	15,356
Federal Agricultural Mortgage Corp., Class C	183	5,688
Federated National Holding Co.	800	20,400
FelCor Lodging Trust, Inc. REIT	1,903	20,001
Fidelity Southern Corp.	456	5,923
Fidus Investment Corp.	866	17,788
Financial Engines, Inc.	538	24,361
First Business Financial Services, Inc.	200	9,406
First Cash Financial Services, Inc. †	128	7,372
First Financial Bankshares, Inc.	882	27,668
First Industrial Realty Trust, Inc. REIT	254	4,785
First Interstate BancSystem, Inc. (2)	3,925	106,682
FXCM, Inc., Class A	1,557	23,293
Gain Capital Holdings, Inc.	2,083	16,393
GAMCO Investors, Inc., Class A	344	28,569
Geo Group, Inc./The REIT	357	12,756
Glacier Bancorp, Inc.	1,974	56,022
Gladstone Investment Corp.	220	1,628
Green Dot Corp., Class A †	349	6,624
GSV Capital Corp. †	1,136	12,008
Hanmi Financial Corp.	1,300	27,404
Hanover Insurance Group, Inc./The	200	12,630
HCI Group, Inc.	513	20,828
HFF, Inc., Class A	479	17,814
Hilltop Holdings, Inc. †	800	17,008
Home BancShares, Inc.	1,597	52,414
HomeStreet, Inc.	265	4,868
Iberiabank Corp.	300	20,757
ICG Group, Inc. †	900	18,792
Independent Bank Corp.	1,043	13,423
Independent Bank Group, Inc.	500	27,835
Interactive Brokers Group, Inc., Class A	2,000	46,580
International Bancshares Corp.	362	9,774
Investors Bancorp, Inc.	742	8,199
Kemper Corp.	236	8,699
Kennedy-Wilson Holdings, Inc.	1,000	26,820
Ladenburg Thalmann Financial Services, Inc. †	5,000	15,750
Lakeland Financial Corp.	500	19,080
LTC Properties, Inc. REIT	138	5,388
Maiden Holdings Ltd.	1,054	12,743
Main Street Capital Corp.	317	10,439
MarketAxess Holdings, Inc.	670	36,220
MB Financial, Inc.	485	13,119
Meadowbrook Insurance Group, Inc.	279	2,006
Meta Financial Group, Inc. (2)	618	24,720
MGIC Investment Corp. †	785	7,253
National Penn Bancshares, Inc.	380	4,020
Nelnet, Inc., Class A	400	16,572
Old National Bancorp/IN	280	3,998
OneBeacon Insurance Group Ltd., Class A	661	10,272
Oritani Financial Corp.	260	4,001
Pacific Premier Bancorp, Inc. †	458	6,453
PacWest Bancorp	1,403	60,568
Pebblebrook Hotel Trust REIT	500	18,480
Pennsylvania Real Estate Investment Trust REIT	303	5,702

	SHARES	VALUE (Note 2)
Financials - 16.0% (continued)
Pinnacle Financial Partners, Inc.	881	$34,782
Platinum Underwriters Holdings Ltd.	224	14,526
Portfolio Recovery Associates, Inc. †	36	2,143
Primerica, Inc.	957	45,792
PrivateBancorp, Inc.	1,781	51,756
PS Business Parks, Inc. REIT	43	3,590
Pzena Investment Management, Inc., Class A	1,000	11,160
Radian Group, Inc.	902	13,359
RAIT Financial Trust REIT (2)	853	7,054
Ramco-Gershenson Properties Trust REIT	567	9,424
Ryman Hospitality Properties, Inc. REIT	600	28,890
Sabra Health Care REIT, Inc. REIT	393	11,283
Selective Insurance Group, Inc.	315	7,787
Simmons First National Corp., Class A	600	23,634
Southside Bancshares, Inc.	800	23,168
Sovran Self Storage, Inc. REIT	110	8,498
STAG Industrial, Inc. REIT	199	4,778
StanCorp Financial Group, Inc.	586	37,504
Stewart Information Services Corp.	227	7,039
Strategic Hotels & Resorts, Inc. REIT †	3,742	43,819
Sunstone Hotel Investors, Inc. REIT	238	3,553
Susquehanna Bancshares, Inc.	548	5,787
Symetra Financial Corp.	3,128	71,131
Synovus Financial Corp.	360	8,777
Texas Capital Bancshares, Inc. †	946	51,037
THL Credit, Inc.	680	9,520
Tree.com, Inc. †	452	13,171
Triangle Capital Corp.	324	9,192
Trustmark Corp.	208	5,136
UMB Financial Corp.	34	2,155
Umpqua Holdings Corp.	2,778	49,782
United Bankshares, Inc.	73	2,360
United Community Banks, Inc.	1,800	29,466
United Financial Bancorp, Inc.	141	1,911
United Insurance Holdings Corp.	1,900	32,794
Universal Health Realty Income Trust REIT	73	3,174
Universal Insurance Holdings, Inc.	1,100	14,267
ViewPoint Financial Group, Inc.	492	13,240
Virtus Investment Partners, Inc. †	149	31,551
Waterstone Financial, Inc.	2,000	22,820
Webster Financial Corp.	223	7,033
WesBanco, Inc.	152	4,718
Western Alliance Bancorp †	2,023	48,147
Wilshire Bancorp, Inc.	1,800	18,486
WisdomTree Investments, Inc. †	1,338	16,538
World Acceptance Corp. †	66	5,013

		2,562,511

Health Care - 17.6%
Abaxis, Inc.	257	11,388
ABIOMED, Inc. †	1,135	28,534
Acadia Healthcare Co., Inc. †	1,420	64,610
ACADIA Pharmaceuticals, Inc. †	674	15,226
Accelerate Diagnostics, Inc. †	1,639	42,614
Accuray, Inc. †	1,300	11,440
AcelRx Pharmaceuticals, Inc. (2)†	1,955	20,039
Acorda Therapeutics, Inc. †	209	7,045
Addus HomeCare Corp. †	1,100	24,728
Affymetrix, Inc. †	1,156	10,300
Akorn, Inc. †	2,466	81,994
Albany Molecular Research, Inc. †	622	12,515
Align Technology, Inc. †	105	5,884

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 17.6% (continued)
Alimera Sciences, Inc. †	1,800	$10,764
Alkermes PLC (Ireland) †	155	7,801
Alliance HealthCare Services, Inc. †	453	12,231
Alnylam Pharmaceuticals, Inc. †	236	14,908
AMN Healthcare Services, Inc. †	743	9,139
Ampio Pharmaceuticals, Inc. †	2,300	19,205
Anacor Pharmaceuticals, Inc. †	1,230	21,808
Analogic Corp.	62	4,851
Anika Therapeutics, Inc. †	394	18,254
Antares Pharma, Inc. †	931	2,486
Arena Pharmaceuticals, Inc. †	475	2,783
ARIAD Pharmaceuticals, Inc. (2)†	118	752
Array BioPharma, Inc. †	1,518	6,922
Arrowhead Research Corp. †	1,292	18,489
AtriCure, Inc. †	800	14,704
Auxilium Pharmaceuticals, Inc. †	1,000	20,060
AVANIR Pharmaceuticals, Inc., Class A †	2,100	11,844
BioCryst Pharmaceuticals, Inc. †	1,462	18,641
BioDelivery Sciences International, Inc. †	800	9,656
Bio-Reference Labs, Inc. †	414	12,511
BioScrip, Inc. †	757	6,313
BioTelemetry, Inc. †	1,700	12,189
Cambrex Corp. †	1,200	24,840
Cantel Medical Corp.	420	15,380
Capital Senior Living Corp. †	432	10,299
Cardiovascular Systems, Inc. †	380	11,841
Catalyst Pharmaceutical Partners, Inc. †	9,282	23,483
Celsion Corp. †	732	2,540
Cempra, Inc. †	1,759	18,874
Centene Corp. †	61	4,612
Cerus Corp. †	3,201	13,284
Clovis Oncology, Inc. †	966	40,002
CorVel Corp. †	404	18,253
Cross Country Healthcare, Inc. †	1,400	9,128
CTI BioPharma Corp. †	3,700	10,397
Curis, Inc. †	447	831
Cyberonics, Inc. †	400	24,984
Cynosure, Inc., Class A †	245	5,206
Cytokinetics, Inc. †	1,893	9,049
CytRx Corp. †	3,000	12,540
Depomed, Inc. †	1,300	18,070
DexCom, Inc. †	1,732	68,691
Durata Therapeutics, Inc. †	1,000	17,030
Dyax Corp. †	3,287	31,555
Emergent Biosolutions, Inc. †	500	11,230
Enanta Pharmaceuticals, Inc. †	700	30,149
Endologix, Inc. †	490	7,453
Exact Sciences Corp. †	1,407	23,961
ExamWorks Group, Inc. †	961	30,493
Fluidigm Corp. †	1,270	37,338
Fonar Corp. †	1,053	12,847
Galena Biopharma, Inc. †	3,400	10,404
GenMark Diagnostics, Inc. †	694	9,390
Genomic Health, Inc. †	224	6,138
Geron Corp. †	3,470	11,139
Globus Medical, Inc., Class A †	2,700	64,584
Halozyme Therapeutics, Inc. †	1,655	16,351
Hanger, Inc. †	261	8,208
HealthStream, Inc. †	255	6,196
Hyperion Therapeutics, Inc. †	509	13,285
ICU Medical, Inc. †	259	15,750
Idera Pharmaceuticals, Inc. †	4,015	11,643

	SHARES	VALUE (Note 2)
Health Care - 17.6% (continued)
ImmunoGen, Inc. †	127	$1,505
Immunomedics, Inc. †	2,600	9,490
Impax Laboratories, Inc. †	1,300	38,987
Infinity Pharmaceuticals, Inc. †	209	2,663
Inovio Pharmaceuticals, Inc. †	1,975	21,350
Insmed, Inc. †	690	13,786
Insulet Corp. †	1,148	45,541
Insys Therapeutics, Inc. †	1,059	33,073
Intercept Pharmaceuticals, Inc. †	43	10,175
InterMune, Inc. †	226	9,978
Jazz Pharmaceuticals PLC †	72	10,585
Keryx Biopharmaceuticals, Inc. †	2,879	44,279
Kindred Healthcare, Inc.	1,200	27,720
KYTHERA Biopharmaceuticals, Inc. †	1,100	42,207
Lannett Co., Inc. †	1,002	49,719
Lexicon Pharmaceuticals, Inc. †	4,198	6,759
Ligand Pharmaceuticals, Inc. †	577	35,941
Luminex Corp. †	195	3,344
Magellan Health, Inc. †	46	2,863
MannKind Corp. †	7,053	77,512
MedAssets, Inc. †	339	7,743
Merge Healthcare, Inc. †	546	1,239
MiMedx Group, Inc. †	2,091	14,825
MWI Veterinary Supply, Inc. †	155	22,008
Nanosphere, Inc. †	1,970	3,113
Natus Medical, Inc. †	1,100	27,654
Nektar Therapeutics †	500	6,410
Neuralstem, Inc. †	4,100	17,302
NewLink Genetics Corp. †	909	24,134
Northwest Biotherapeutics, Inc. †	1,300	8,723
Novavax, Inc. (2)†	5,605	25,895
NPS Pharmaceuticals, Inc. †	229	7,568
NuVasive, Inc. †	499	17,749
Omeros Corp. †	2,100	36,540
Omnicell, Inc. †	488	14,010
OPKO Health, Inc. †	744	6,577
Organovo Holdings, Inc. †	2,400	20,040
Osiris Therapeutics, Inc. †	672	10,497
Pacific Biosciences of California, Inc. †	3,294	20,357
Pacira Pharmaceuticals, Inc. †	901	82,766
PAREXEL International Corp. †	228	12,048
Peregrine Pharmaceuticals, Inc. †	9,591	18,031
Pharmacyclics, Inc. †	104	9,330
PharMerica Corp. †	400	11,436
Pozen, Inc. †	1,300	10,829
Prestige Brands Holdings, Inc. †	333	11,285
Progenics Pharmaceuticals, Inc. †	3,200	13,792
Providence Service Corp./The †	400	14,636
Puma Biotechnology, Inc. †	589	38,874
Quidel Corp. †	203	4,488
Raptor Pharmaceutical Corp. †	1,791	20,686
Receptos, Inc. †	900	38,340
Regulus Therapeutics, Inc. †	1,000	8,040
Repligen Corp. †	1,200	27,348
Repros Therapeutics, Inc. †	959	16,591
Rexahn Pharmaceuticals, Inc. †	12,100	10,527
Rockwell Medical, Inc. †	924	11,079
RTI Surgical, Inc. †	1,546	6,725
Sangamo BioSciences, Inc. †	1,442	22,019
Select Medical Holdings Corp.	2,500	39,000
Spectranetics Corp./The †	1,256	28,737
Spectrum Pharmaceuticals, Inc. †	151	1,228
STAAR Surgical Co. †	1,749	29,383
Stemline Therapeutics, Inc. †	700	10,269

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 17.6% (continued)
Stereotaxis, Inc. †	2,200	$7,810
Sunesis Pharmaceuticals, Inc. †	1,476	9,624
Supernus Pharmaceuticals, Inc. †	1,600	17,520
Synageva BioPharma Corp. †	100	10,480
Synergy Pharmaceuticals, Inc. †	711	2,894
TearLab Corp. †	1,163	5,664
TESARO, Inc. †	756	23,519
TherapeuticsMD, Inc. †	5,500	24,310
Threshold Pharmaceuticals, Inc. †	1,495	5,920
Unilife Corp. †	4,300	12,728
Universal American Corp.	417	3,474
Vanda Pharmaceuticals, Inc. †	1,413	22,862
VIVUS, Inc. †	199	1,059
Wright Medical Group, Inc. †	352	11,053
XenoPort, Inc. †	1,277	6,168
XOMA Corp. †	4,144	19,021
Zeltiq Aesthetics, Inc. †	2,231	33,889
ZIOPHARM Oncology, Inc. †	2,200	8,866
Zogenix, Inc. †	5,400	10,854

		2,825,139

Industrials - 14.3%
AAON, Inc.	700	23,464
AAR Corp.	688	18,961
Aceto Corp.	1,044	18,938
Adept Technology, Inc. †	1,783	18,704
Advisory Board Co./The †	101	5,232
Aerovironment, Inc. †	800	25,440
Air Transport Services Group, Inc. †	1,277	10,688
Aircastle Ltd.	713	12,670
Albany International Corp., Class A	329	12,489
Allegiant Travel Co.	229	26,969
AMERCO	85	24,715
American Railcar Industries, Inc.	513	34,766
American Woodmark Corp. †	270	8,605
Apogee Enterprises, Inc.	271	9,447
Applied Industrial Technologies, Inc.	164	8,320
ARC Document Solutions, Inc. †	1,784	10,454
ARC Group Worldwide, Inc. †	900	13,680
ArcBest Corp.	1,099	47,817
Argan, Inc.	430	16,035
Arotech Corp. †	2,400	10,704
Astec Industries, Inc.	103	4,520
Astronics Corp. †	515	29,072
Avis Budget Group, Inc. †	169	10,088
AZZ, Inc.	116	5,345
Baltic Trading Ltd.	2,800	16,744
Barnes Group, Inc.	224	8,633
Barrett Business Services, Inc.	211	9,917
Beacon Roofing Supply, Inc. †	267	8,843
Brink’s Co./The	68	1,919
Broadwind Energy, Inc. †	1,211	10,620
Builders FirstSource, Inc. †	1,259	9,417
Capstone Turbine Corp. (2)†	7,793	11,767
Chart Industries, Inc. †	43	3,558
CIRCOR International, Inc.	391	30,158
Colfax Corp. †	113	8,423
Corporate Executive Board Co./The	89	6,072
Curtiss-Wright Corp.	182	11,932
Deluxe Corp.	667	39,073
DigitalGlobe, Inc. †	275	7,645
Ducommun, Inc. †	394	10,295
DXP Enterprises, Inc. †	198	14,957
Dycom Industries, Inc. †	600	18,786
Echo Global Logistics, Inc. †	134	2,569

	SHARES	VALUE (Note 2)
Industrials - 14.3% (continued)
Energy Recovery, Inc. †	1,600	$7,872
EnerSys	213	14,652
Engility Holdings, Inc. †	1,465	56,051
Enphase Energy, Inc. †	2,164	18,502
EnPro Industries, Inc. †	400	29,264
Erickson, Inc. †	537	8,726
ExOne Co./The †	400	15,848
Federal Signal Corp.	2,000	29,300
Forward Air Corp.	130	6,220
Franklin Electric Co., Inc.	202	8,147
FTI Consulting, Inc. †	53	2,004
FuelCell Energy, Inc. †	7,700	18,480
G&K Services, Inc., Class A	300	15,621
GATX Corp.	58	3,883
GenCorp, Inc. †	588	11,231
Generac Holdings, Inc. †	97	4,728
Gibraltar Industries, Inc. †	498	7,724
GP Strategies Corp. †	152	3,934
GrafTech International Ltd. †	1,700	17,782
Greenbrier Cos., Inc./The †	700	40,320
H&E Equipment Services, Inc. †	989	35,940
Hawaiian Holdings, Inc. †	900	12,339
Healthcare Services Group, Inc.	518	15,250
Heartland Express, Inc.	1,500	32,010
Huron Consulting Group, Inc. †	402	28,470
Hyster-Yale Materials Handling, Inc.	831	73,577
InnerWorkings, Inc. †	264	2,244
John Bean Technologies Corp.	400	12,396
Kaman Corp.	93	3,974
KEYW Holding Corp./The †	419	5,267
Kforce, Inc.	539	11,669
Kimball International, Inc., Class B	1,371	22,923
Knight Transportation, Inc.	1,000	23,770
Korn/Ferry International †	1,020	29,957
Kratos Defense & Security Solutions, Inc. †	1,700	13,260
Lydall, Inc. †	499	13,658
Macquarie Infrastructure Co. LLC	173	10,790
Manitex International, Inc. †	1,295	21,031
Manitowoc Co., Inc./The	444	14,590
Marten Transport Ltd.	800	17,880
MasTec, Inc. †	395	12,174
McGrath RentCorp.	83	3,050
Meritor, Inc. †	2,600	33,904
Middleby Corp./The †	168	13,897
Mobile Mini, Inc.	827	39,605
Moog, Inc., Class A †	68	4,957
MSA Safety, Inc.	161	9,254
Mueller Industries, Inc.	332	9,764
Mueller Water Products, Inc., Class A	2,456	21,220
Multi-Color Corp.	244	9,762
Navigant Consulting, Inc. †	656	11,447
NN, Inc.	627	16,039
Nortek, Inc. †	91	8,168
On Assignment, Inc. †	1,026	36,495
Park-Ohio Holdings Corp.	224	13,017
Patrick Industries, Inc. †	1,022	47,615
Pendrell Corp. †	2,856	5,027
PGT, Inc. †	1,816	15,382
Plug Power, Inc. †	5,500	25,740
Primoris Services Corp.	739	21,313
Proto Labs, Inc. †	268	21,955
Quad/Graphics, Inc.	287	6,420
Quality Distribution, Inc. †	885	13,151

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 14.3% (continued)
RBC Bearings, Inc.	66	$4,227
Real Goods Solar, Inc., Class A †	3,706	11,044
Republic Airways Holdings, Inc. †	642	6,959
Revolution Lighting Technologies, Inc. †	6,644	15,281
Rexnord Corp. †	1,200	33,780
RPX Corp. †	818	14,519
Saia, Inc. †	643	28,247
Simpson Manufacturing Co., Inc.	89	3,236
Sparton Corp. †	366	10,153
Spirit Airlines, Inc. †	221	13,976
Steelcase, Inc., Class A	547	8,276
Taser International, Inc. †	1,964	26,121
Team, Inc. †	99	4,061
Tennant Co.	197	15,035
Textainer Group Holdings Ltd.	231	8,921
Thermon Group Holdings, Inc. †	117	3,079
Titan International, Inc.	137	2,304
Trex Co., Inc. †	402	11,586
TriMas Corp. †	313	11,935
TrueBlue, Inc. †	500	13,785
Tutor Perini Corp. †	900	28,566
UniFirst Corp.	100	10,600
United Rentals, Inc. †	89	9,321
United Stationers, Inc.	120	4,976
US Ecology, Inc.	349	17,084
USG Corp. †	223	6,719
VSE Corp.	200	14,064
Wabash National Corp. †	826	11,770
WageWorks, Inc. †	1,651	79,595
Werner Enterprises, Inc.	267	7,078
Wesco Aircraft Holdings, Inc. †	1,339	26,726
XPO Logistics, Inc. †	1,526	43,674
YRC Worldwide, Inc. †	600	16,866

		2,282,655

Information Technology - 20.5%
3D Systems Corp. †	133	7,953
ACI Worldwide, Inc. †	147	8,207
Actuate Corp. †	330	1,574
Advanced Energy Industries, Inc. †	716	13,783
Advent Software, Inc.	602	19,607
Alliance Fiber Optic Products, Inc.	1,541	27,892
Ambarella, Inc. †	1,122	34,984
Amkor Technology, Inc. †	4,800	53,664
ARRIS Group, Inc. †	436	14,183
Aspen Technology, Inc. †	281	13,038
Autobytel, Inc. †	1,376	18,039
Axcelis Technologies, Inc. †	7,009	14,018
Bankrate, Inc. †	1,001	17,558
Blucora, Inc. †	397	7,491
Brightcove, Inc. †	1,300	13,702
Brooks Automation, Inc.	216	2,326
CalAmp Corp. †	1,996	43,233
Callidus Software, Inc. †	2,014	24,047
Carbonite, Inc. †	500	5,985
Cardtronics, Inc. †	738	25,151
Cass Information Systems, Inc.	159	7,867
Cavium, Inc. †	900	44,694
Checkpoint Systems, Inc. †	800	11,192
Ciena Corp. †	1,465	31,732
Clearfield, Inc. †	1,561	26,209
Cognex Corp. †	218	8,371
Coherent, Inc. †	68	4,500
CommVault Systems, Inc. †	72	3,540
comScore, Inc. †	500	17,740

	SHARES	VALUE (Note 2)
Information Technology - 20.5% (continued)
Constant Contact, Inc. †	446	$14,321
Conversant, Inc. †	344	8,738
Cornerstone OnDemand, Inc. †	400	18,408
CoStar Group, Inc. †	108	17,082
Cray, Inc. †	1,006	26,760
CTS Corp.	722	13,501
Datalink Corp. †	600	6,000
Datawatch Corp. †	910	13,614
Dealertrack Technologies, Inc. †	771	34,957
Demandware, Inc. †	1,326	91,985
Diodes, Inc. †	696	20,156
Dot Hill Systems Corp. †	3,200	15,040
E2open, Inc. †	900	18,603
eGain Corp. †	1,377	9,322
Electronics For Imaging, Inc. †	983	44,432
Ellie Mae, Inc. †	597	18,585
Entegris, Inc. †	550	7,560
Envestnet, Inc. †	1,292	63,205
EPAM Systems, Inc. †	1,534	67,113
ePlus, Inc. †	90	5,238
Euronet Worldwide, Inc. †	1,140	54,994
Exar Corp. †	1,200	13,560
ExlService Holdings, Inc. †	162	4,771
Extreme Networks, Inc. †	4,089	18,155
Fabrinet (Thailand) †	1,100	22,660
Fair Isaac Corp.	165	10,520
FARO Technologies, Inc. †	279	13,704
FEI Co.	87	7,894
Finisar Corp. †	2,224	43,924
Global Eagle Entertainment, Inc. †	1,600	19,840
Glu Mobile, Inc. †	5,554	27,770
GT Advanced Technologies, Inc. †	5,276	98,134
Heartland Payment Systems, Inc.	174	7,171
iGATE Corp. †	1,395	50,764
Immersion Corp. †	870	11,066
Imperva, Inc. †	693	18,143
Infinera Corp. †	1,581	14,545
Information Services Group, Inc. †	2,600	12,506
Integrated Device Technology, Inc. †	5,000	77,300
Interactive Intelligence Group, Inc. †	216	12,124
Intersil Corp., Class A	2,200	32,890
Intralinks Holdings, Inc. †	1,561	13,877
InvenSense, Inc. †	2,654	60,219
Ixia †	225	2,572
j2 Global, Inc.	149	7,578
Kulicke & Soffa Industries, Inc. (Singapore) †	235	3,351
Lattice Semiconductor Corp. †	1,900	15,675
Lexmark International, Inc., Class A	1,000	48,160
Lionbridge Technologies, Inc. †	1,400	8,316
Liquidity Services, Inc. †	81	1,277
Littelfuse, Inc.	300	27,885
LiveDeal, Inc. †	3,200	13,984
LivePerson, Inc. †	246	2,497
LogMeIn, Inc. †	700	32,634
Manhattan Associates, Inc. †	1,152	39,663
Marchex, Inc., Class B	1,747	20,999
Mattson Technology, Inc. †	5,468	11,975
MAXIMUS, Inc.	274	11,787
Maxwell Technologies, Inc. †	900	13,617
Mentor Graphics Corp.	559	12,058
Mesa Laboratories, Inc.	200	16,792
Methode Electronics, Inc.	1,112	42,490
Mitek Systems, Inc. †	3,003	10,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 20.5% (continued)
MKS Instruments, Inc.	143	$4,467
Monolithic Power Systems, Inc.	543	22,996
Monotype Imaging Holdings, Inc.	488	13,747
Move, Inc. †	700	10,353
MTS Systems Corp.	53	3,591
Nanometrics, Inc. †	125	2,281
NetScout Systems, Inc. †	776	34,408
NIC, Inc.	574	9,098
OSI Systems, Inc. †	155	10,346
ParkerVision, Inc. †	2,090	3,093
PDF Solutions, Inc. †	400	8,488
Pegasystems, Inc.	862	18,205
Perficient, Inc. †	546	10,631
Photronics, Inc. †	1,352	11,627
Pixelworks, Inc. †	1,500	11,355
Plexus Corp. †	600	25,974
Power Integrations, Inc.	424	24,397
Proofpoint, Inc. †	1,906	71,399
Qualys, Inc. †	1,403	36,015
QuickLogic Corp. †	3,000	15,510
Rambus, Inc. †	3,205	45,832
RF Industries Ltd.	1,006	6,026
RF Micro Devices, Inc. †	4,100	39,319
Rubicon Technology, Inc. †	1,700	14,875
Sanmina Corp. †	1,891	43,077
Sapient Corp. †	1,996	32,435
SciQuest, Inc. †	682	12,065
Semtech Corp. †	117	3,060
ShoreTel, Inc. †	1,600	10,432
Shutterstock, Inc. †	541	44,892
Silicon Graphics International Corp. †	1,344	12,929
Sonus Networks, Inc. †	4,001	14,364
Spansion, Inc., Class A †	2,100	44,247
SPS Commerce, Inc. (2)†	477	30,142
SS&C Technologies Holdings, Inc. †	177	7,827
Stamps.com, Inc. †	380	12,802
Stratasys Ltd. †	59	6,704
SunEdison, Inc. †	809	18,283
SunPower Corp. †	486	19,916
Super Micro Computer, Inc. †	1,470	37,147
Synaptics, Inc. †	1,143	103,602
Synchronoss Technologies, Inc. †	477	16,676
SYNNEX Corp. †	900	65,565
Tangoe, Inc. †	500	7,530
Tech Data Corp. †	500	31,260
TiVo, Inc. †	368	4,751
Tyler Technologies, Inc. †	137	12,496
Ultimate Software Group, Inc./The †	83	11,468
Ultra Clean Holdings, Inc. †	1,500	13,575
Ultratech, Inc. †	112	2,484
Unisys Corp. †	500	12,370
Verint Systems, Inc. †	900	44,145
VirnetX Holding Corp. †	80	1,409
Virtusa Corp. †	479	17,148
Vishay Intertechnology, Inc.	607	9,402
Web.com Group, Inc. †	1,141	32,941
WebMD Health Corp. †	774	37,384
Xcerra Corp. †	1,800	16,380
Zhone Technologies, Inc. †	3,600	11,160

		3,282,842

Materials - 4.2%
Advanced Emissions Solutions, Inc. †	950	21,784
AEP Industries, Inc. †	90	3,138
AK Steel Holding Corp. †	3,500	27,860

	SHARES	VALUE (Note 2)
Materials - 4.2% (continued)
American Vanguard Corp.	323	$4,270
Balchem Corp.	182	9,748
Calgon Carbon Corp. †	582	12,996
Century Aluminum Co. †	2,600	40,768
Deltic Timber Corp.	41	2,477
Eagle Materials, Inc.	154	14,519
Ferro Corp. †	2,400	30,144
Flotek Industries, Inc. †	1,574	50,620
FutureFuel Corp.	987	16,374
Globe Specialty Metals, Inc.	2,200	45,716
Graphic Packaging Holding Co. †	551	6,447
H.B. Fuller Co.	215	10,342
Haynes International, Inc.	62	3,509
Headwaters, Inc. †	1,216	16,890
Horsehead Holding Corp. †	1,400	25,564
Innophos Holdings, Inc.	147	8,463
Innospec, Inc.	119	5,137
KapStone Paper and Packaging Corp. †	726	24,052
Louisiana-Pacific Corp. †	209	3,139
LSB Industries, Inc. †	79	3,292
Minerals Technologies, Inc.	300	19,674
Olin Corp.	256	6,892
OM Group, Inc.	200	6,486
PH Glatfelter Co.	528	14,008
PolyOne Corp.	556	23,430
Rentech, Inc. †	1,324	3,429
RTI International Metals, Inc. †	181	4,813
Senomyx, Inc. †	2,400	20,760
Sensient Technologies Corp.	500	27,860
SunCoke Energy, Inc. †	1,500	32,250
Tredegar Corp.	403	9,434
US Concrete, Inc. †	1,111	27,497
US Silica Holdings, Inc.	1,444	80,055
Worthington Industries, Inc.	286	12,309

		676,146

Telecommunication Services - 0.6%
8x8, Inc. †	1,152	9,308
Atlantic Tele-Network, Inc.	181	10,498
Cincinnati Bell, Inc. †	883	3,470
Cogent Communications Holdings, Inc.	519	17,932
IDT Corp., Class B	555	9,668
Inteliquent, Inc.	1,436	19,917
Lumos Networks Corp.	1,293	18,710
Premiere Global Services, Inc. †	278	3,711
Vonage Holdings Corp. †	2,700	10,125

		103,339

Utilities - 0.2%
ALLETE, Inc.	35	1,797
Black Hills Corp.	78	4,789
Chesapeake Utilities Corp.	72	5,136
El Paso Electric Co.	44	1,769
MGE Energy, Inc.	117	4,623
Otter Tail Corp.	366	11,086
South Jersey Industries, Inc.	37	2,235
Unitil Corp.	94	3,180

		34,615

TOTAL COMMON STOCKS (cost $13,678,309)		15,817,147

EXCHANGE-TRADED FUNDS - 0.7%
iShares Russell 2000 Index Fund
(cost $104,886)	974	115,721

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)

MONEY MARKET FUNDS - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $107,672)	107,672	$107,672

TOTAL INVESTMENTS - 100.1% (cost $13,890,867)		16,040,540

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(21,231)

NET ASSETS - 100.0%		$16,019,309

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 97.4%	SHARES	VALUE (Note 2)
Australia - 4.6%
ALS Ltd.	295	$2,464
Amcor Ltd.	28,362	278,956
Australia & New Zealand Banking Group Ltd.	18,455	580,308
Brambles Ltd.	11,872	102,858
Coca-Cola Amatil Ltd.	386	3,447
Commonwealth Bank of Australia	4,128	314,835
Crown Resorts Ltd.	11,649	166,039
CSL Ltd.	3,634	228,117
Federation Centres Ltd. REIT	6,256	14,681
Fortescue Metals Group Ltd.	77,603	320,512
GPT Group/The REIT	1,253	4,538
Insurance Australia Group Ltd.	28,183	155,231
National Australia Bank Ltd.	5,128	158,500
Orica Ltd.	113	2,075
Orora Ltd.	28,362	38,055
Ramsay Health Care Ltd.	11,496	493,766
Recall Holdings Ltd. †	2,374	10,699
Santos Ltd.	278	3,740
Suncorp Group Ltd.	11,005	140,532
Telstra Corp. Ltd.	16,142	79,302
Wesfarmers Ltd.	1,157	45,657
Westpac Banking Corp.	9,483	303,324
Woolworths Ltd.	1,566	52,001

		3,499,637

Austria - 0.2%
Andritz AG	416	24,037
Erste Group Bank AG	785	25,381
Raiffeisen Bank International AG	448	14,282
Voestalpine AG	1,869	89,101

		152,801

Belgium - 1.3%
Ageas	4,704	187,601
Anheuser-Busch InBev NV	318	36,538
Delhaize Group SA	1,994	134,929
KBC Groep NV †	9,106	495,377
UCB SA	1,538	130,118

		984,563

Canada - 19.6%
Alimentation Couche Tard, Inc., Class B (1)	12,723	348,525
AltaGas Ltd. (1)	1,900	87,392
Bank of Montreal	5,700	419,761
BCE, Inc. (1)	136	6,169
Boardwalk Real Estate Investment Trust REIT (1)	100	6,116
Calloway Real Estate Investment Trust REIT (1)	100	2,489
Canadian Imperial Bank of Commerce (1)	4,400	400,394
Canadian National Railway Co. (1)	8,600	559,336
Canadian Natural Resources Ltd. (1)	17,800	817,894
Canadian Pacific Railway Ltd. (1)	4,366	790,958
Canadian Tire Corp. Ltd., Class A (1)	2,137	205,018
CGI Group, Inc., Class A (1)†	7,810	276,814
CI Financial Corp. (1)	20,147	661,780
Constellation Software, Inc. (1)	1,483	377,973
Crescent Point Energy Corp. (1)	8,900	394,434
Dollarama, Inc. (1)	2,822	232,335
Empire Co., Ltd., Class A (1)	100	6,800
Encana Corp. (1)	14,700	348,265

	SHARES	VALUE (Note 2)
Canada - 19.6% (continued)
Enerplus Corp. (1)	5,420	$136,586
Ensign Energy Services, Inc. (1)	100	1,553
Fortis, Inc. (1)	100	3,043
Franco-Nevada Corp. (1)	2,100	120,543
Genworth MI Canada, Inc. (1)	1,147	40,858
Gildan Activewear, Inc. (1)	7,387	435,238
Husky Energy, Inc. (1)	10,900	352,012
Imperial Oil Ltd. (1)	10,400	548,045
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,487	196,628
Intact Financial Corp. (1)	100	6,896
Jean Coutu Group PJC, Inc./The, Class A (1)	2,000	42,472
Loblaw Cos., Ltd. (1)	4,778	213,231
MacDonald Dettwiler & Associates Ltd. (1)	463	37,806
Magna International, Inc. (1)	7,439	800,753
Manulife Financial Corp.	18,852	374,726
Methanex Corp. (1)	2,200	136,014
Metro, Inc. (1)	100	6,182
Open Text Corp. (1)	5,160	247,591
Paramount Resources Ltd., Class A (1)†	1,200	66,970
Pembina Pipeline Corp. (1)	8,800	378,621
Pengrowth Energy Corp. (1)	5,400	38,714
Peyto Exploration & Development Corp. (1)	1,500	56,666
RioCan Real Estate Investment Trust REIT (1)	242	6,194
Rogers Communications, Inc., Class B (1)	3,763	151,430
Royal Bank of Canada (1)	13,179	942,125
Shaw Communications, Inc., Class B (1)	100	2,564
Sun Life Financial, Inc. (1)	16,330	600,218
Suncor Energy, Inc. (1)	19,700	840,026
Tim Hortons, Inc. (1)	100	5,470
Toronto-Dominion Bank/The (1)	17,400	895,724
Tourmaline Oil Corp. (1)†	5,818	306,753
TransAlta Corp. (1)	100	1,226
Trilogy Energy Corp. (1)	100	2,736
Valeant Pharmaceuticals International, Inc. (1)†	5,994	758,006
Vermilion Energy, Inc. (1)	1,900	132,210

		14,828,283

China - 0.1%
FIH Mobile Ltd. †	62,000	39,397

Denmark - 4.5%
AP Moeller - Maersk A/S, Class B	265	658,865
Coloplast A/S, Class B	8,614	779,439
Danske Bank A/S	12,172	344,084
Novo Nordisk A/S, Class B	18,757	865,691
Pandora A/S	2,756	211,506
Tryg A/S	2,393	241,782
Vestas Wind Systems A/S †	5,815	293,417
William Demant Holding A/S †	39	3,542

		3,398,326

Finland - 1.6%
Kone OYJ, Class B	610	25,435
Nokia OYJ	56,268	425,766
Sampo, A Shares	8,956	452,747
Stora Enso OYJ, R Shares	16,007	155,622

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Finland - 1.6% (continued)
UPM-Kymmene OYJ	9,332	$159,405
Valmet OYJ	434	5,188

		1,224,163

France - 7.7%
Air Liquide SA	177	23,918
Airbus Group NV	6,796	455,658
Alcatel-Lucent †	58,706	211,053
AXA SA	13,074	312,381
BNP Paribas SA	8,401	570,922
Credit Agricole SA	12,721	179,606
Danone SA	363	26,992
Dassault Systemes	53	6,815
Edenred	323	9,795
Electricite de France SA	6,733	212,008
Essilor International SA	243	25,752
Eutelsat Communications SA	106	3,683
GDF Suez	19,007	523,672
Hermes International	35	12,925
Iliad SA	1,532	463,443
L’Oreal SA	257	44,250
LVMH Moet Hennessy Louis Vuitton SA	196	37,822
Orange SA	10,817	171,150
Pernod Ricard SA	92	11,051
Renault SA	1,693	153,038
Sanofi	811	86,201
Societe Generale SA	9,030	473,557
Technip SA	46	5,026
Total SA	14,080	1,018,684
Unibail-Rodamco SE REIT	2,774	807,263

		5,846,665

Germany - 10.3%
adidas AG	160	16,179
BASF SE	106	12,330
Bayer AG	5,038	710,727
Bayerische Motoren Werke AG	5,260	666,072
Beiersdorf AG	64	6,185
Commerzbank AG †	22,679	355,450
Continental AG	2,718	628,431
Daimler AG	18,250	1,704,816
Deutsche Bank AG	67	2,355
Deutsche Lufthansa AG	5,142	110,384
Deutsche Post AG	23,339	842,419
Deutsche Telekom AG	50,708	889,368
Fresenius Medical Care AG & Co. KGaA	109	7,334
Fresenius SE & Co. KGaA	61	9,097
Hannover Rueck SE	53	4,773
Infineon Technologies AG	17,071	213,100
Merck KGaA	1,398	121,230
Metro AG †	3,474	151,183
Muenchener Rueckversicherungs AG	264	58,462
ProSiebenSat.1 Media AG	1,943	86,481
RWE AG	83	3,560
SAP AG	171	13,176
Siemens AG	8,735	1,153,318

		7,766,430

Hong Kong - 2.0%
AIA Group Ltd.	3,800	19,094
BOC Hong Kong Holdings Ltd.	10,500	30,419
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,908

	SHARES	VALUE (Note 2)
Hong Kong - 2.0% (continued)
CLP Holdings Ltd.	1,000	$8,215
First Pacific Co., Ltd.	12,000	13,395
Galaxy Entertainment Group Ltd.	46,000	367,654
Giordano International Ltd.	2,000	1,180
Hang Seng Bank Ltd.	1,200	19,595
Henderson Land Development Co., Ltd.	3,630	21,245
Hong Kong & China Gas Co., Ltd.	2,662	5,827
Link REIT/The REIT	3,500	18,843
Luk Fook Holdings International Ltd.	1,000	2,932
Melco International Development Ltd.	38,000	114,879
MGM China Holdings Ltd.	57,600	199,764
New World Development Co., Ltd.	9,000	10,246
Power Assets Holdings Ltd.	1,000	8,753
Samsonite International SA	29,100	95,925
Sands China Ltd.	42,000	317,003
SmarTone Telecommunications Holdings Ltd.	1,500	1,889
Wharf Holdings Ltd.	18,000	129,615
Wheelock & Co., Ltd.	3,000	12,524
Wynn Macau Ltd.	24,400	95,567

		1,501,472

Israel - 0.1%
Osem Investments Ltd.	1,406	31,722
Shikun & Binui Ltd.	15,254	36,846
Strauss Group Ltd.	968	19,003

		87,571

Italy - 4.1%
Banco Popolare SC †	10,483	172,437
Davide Campari-Milano SpA	430	3,719
Enel SpA	126,942	738,376
Fiat SpA †	20,290	200,049
Finmeccanica SpA †	19,712	187,184
Intesa Sanpaolo SpA	248,187	765,739
Luxottica Group SpA	512	29,648
Mediobanca SpA †	17,791	177,156
Saipem SpA †	71	1,914
Tenaris SA	152	3,581
UniCredit SpA	75,260	629,277
Unione di Banche Italiane SCpA	23,298	201,320

		3,110,400

Japan - 14.2%
Alps Electric Co., Ltd.	8,700	111,797
Bank of Yokohama Ltd./The	12,000	69,108
Bridgestone Corp.	2,800	98,066
COLOPL, Inc. †	5,400	148,357
CyberAgent, Inc.	1,100	44,529
Daikin Industries Ltd.	4,500	284,007
Denso Corp.	4,200	200,637
Fuji Heavy Industries Ltd.	9,100	252,332
FUJIFILM Holdings Corp.	5,600	156,299
Fujitsu Ltd.	26,000	194,814
Haseko Corp.	16,900	135,987
Hino Motors Ltd.	11,000	151,760
Hiroshima Bank Ltd./The	6,000	28,678
Hitachi Ltd.	21,000	153,910
Hitachi Transport System Ltd.	200	3,121
Hokuhoku Financial Group, Inc.	64,000	136,510
House Foods Corp.	100	1,874
Hoya Corp.	4,900	162,914
Hulic Co., Ltd.	18,700	246,647
Ichigo Group Holdings Co., Ltd.	11,800	40,716

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 14.2% (continued)
Jafco Co., Ltd.	3,600	$157,617
JGC Corp.	9,000	273,775
JTEKT Corp.	11,400	192,351
Kawasaki Heavy Industries Ltd.	38,000	144,863
KDDI Corp.	6,600	402,690
Keyence Corp.	600	262,373
Komeri Co., Ltd.	100	2,612
LIXIL Group Corp.	5,600	151,569
Matsui Securities Co., Ltd.	3,500	35,546
Mazda Motor Corp.	29,000	136,095
Minebea Co., Ltd.	8,000	90,135
Mitsubishi Electric Corp.	31,000	382,935
Murata Manufacturing Co., Ltd.	4,300	403,257
NGK Insulators Ltd.	7,000	158,906
Nidec Corp.	6,900	424,352
Nintendo Co., Ltd.	1,500	180,131
Nippon Telegraph & Telephone Corp.	5,500	342,803
NSK Ltd.	5,000	65,067
NTN Corp.	37,000	161,851
Okasan Securities Group, Inc.	13,000	108,015
Olympus Corp. †	5,500	189,235
Omron Corp.	3,900	164,461
Ono Pharmaceutical Co., Ltd.	2,200	193,290
Panasonic Corp.	44,000	533,370
Rakuten, Inc.	9,000	116,362
Renesas Electronics Corp. †	17,900	139,137
Seiko Epson Corp.	6,800	289,301
Seino Holdings Co., Ltd.	6,000	68,146
Seven & I Holdings Co., Ltd.	4,100	172,814
SMC Corp.	700	187,573
SoftBank Corp.	13,200	983,703
Square Enix Holdings Co., Ltd.	8,900	157,428
Start Today Co., Ltd.	1,500	39,448
Suruga Bank Ltd.	11,000	213,665
Taisei Corp.	36,000	199,518
Tohoku Electric Power Co., Inc.	13,100	153,312
Tokai Tokyo Financial Holdings, Inc.	13,900	108,193
Tokyo Tatemono Co., Ltd.	4,000	37,049
Toyo Seikan Group Holdings Ltd.	3,000	46,119
Yamada Denki Co., Ltd.	400	1,426

		10,692,556

Luxembourg - 0.4%
ArcelorMittal	20,244	301,801

Netherlands - 2.1%
Aegon NV	57,450	501,162
Akzo Nobel NV	2,304	172,752
ASML Holding NV	1,939	180,834
Heineken NV	422	30,291
Koninklijke Ahold NV	607	11,382
Koninklijke Philips NV	1,024	32,500
Randstad Holding NV	2,938	159,267
Reed Elsevier NV	22,655	520,232

		1,608,420

Norway - 1.1%
DNB ASA	9,220	168,461
Gjensidige Forsikring ASA	4,061	72,804
Golar LNG Ltd.	70	3,934
Seadrill Ltd.	77	3,052
Statoil ASA	18,579	571,097
Telenor ASA	565	12,864

		832,212

	SHARES	VALUE (Note 2)
Portugal - 0.5%
EDP - Energias de Portugal SA	70,456	$353,521
Galp Energia SGPS SA	140	2,566
Jeronimo Martins SGPS SA	313	5,146

		361,233

Singapore - 0.4%
Blumont Group Ltd. †	23,000	996
CapitaLand Ltd.	9,000	23,113
DBS Group Holdings Ltd.	2,000	26,899
Jardine Matheson Holdings Ltd.	400	23,738
Jardine Strategic Holdings Ltd.	500	17,874
Keppel Corp. Ltd.	3,000	25,969
Keppel REIT Management Ltd. REIT	840	863
Mapletree Commercial Trust REIT	20,000	21,992
Singapore Telecommunications Ltd.	10,000	30,907
Super Group Ltd.	102,000	115,456
Thai Beverage PCL	59,000	29,349

		317,156

Spain - 8.5%
Abertis Infraestructuras SA	21,456	493,623
ACS Actividades de Construccion y Servicios SA	3,808	174,293
Amadeus IT Holding SA, A Shares	13,628	561,791
Banco Bilbao Vizcaya Argentaria SA	59,267	755,383
Banco de Sabadell SA	78,580	268,213
Banco Popular Espanol SA	43,586	291,171
Banco Santander SA	123,077	1,286,064
CaixaBank SA	28,041	172,986
Ferrovial SA	30,158	671,949
Gas Natural SDG SA	19,415	613,382
Grifols SA	3,245	177,307
Iberdrola SA	73,659	563,457
Inditex SA	505	77,722
Mapfre SA	38,752	154,407
Repsol SA	7,251	191,185

		6,452,933

Sweden - 4.2%
Assa Abloy AB, Class B	7,440	378,442
Getinge AB, B Shares	138	3,614
Hennes & Mauritz AB, B Shares	13,432	586,439
Investment AB Kinnevik, B Shares	4,637	197,575
Investor AB, B Shares	9,390	351,854
Nordea Bank AB	34,477	486,055
Skandinaviska Enskilda Banken AB, Class A	48,751	650,716
Skanska AB, B Shares	16,212	370,092
Swedish Match AB	114	3,956
Tele2 AB, B Shares	227	2,671
Trelleborg AB, B Shares	6,703	142,554

		3,173,968

Switzerland - 3.9%
Actelion Ltd. †	3,829	484,635
Adecco SA †	4,264	350,901
Cie Financiere Richemont SA	2,351	246,360
Credit Suisse Group AG †	1,941	55,201
EMS-Chemie Holding AG	718	286,515
Givaudan SA †	377	628,054
Novartis AG	584	52,886
Partners Group Holding AG	1,813	495,303
Schindler Holding AG	32	4,861
SGS SA	12	28,715

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Switzerland - 3.9% (continued)
Swatch Group AG/The	170	$102,504
Swiss Re AG †	841	74,779
Syngenta AG	94	34,728
UBS AG †	5,293	97,045
Wolseley PLC	75	4,109

		2,946,596

United Kingdom - 6.0%
Aggreko PLC	126	3,557
ARM Holdings PLC	1,727	25,969
ASOS PLC †	898	45,478
Associated British Foods PLC	11,411	595,112
AstraZeneca PLC	11,786	876,851
Barclays PLC	13,606	49,564
Barratt Developments PLC	28,853	184,354
BG Group PLC	687	14,497
Booker Group PLC	21,103	46,839
BP PLC	740	6,516
British American Tobacco PLC	941	55,992
British Sky Broadcasting Group PLC	451	6,975
BT Group PLC	78,218	513,976
Burberry Group PLC	203	5,152
Capita PLC	4,384	85,888
CNH Industrial NV	878	9,009
Compass Group PLC	1,417	24,637
Croda International PLC	111	4,180
Diageo PLC	1,887	60,099
Experian PLC	1,092	18,450
Fresnillo PLC	272	4,087
G4S PLC	681	2,973
GlaxoSmithKline PLC	126	3,355
Gulf Keystone Petroleum Ltd. †	2,240	4,177
Hargreaves Lansdown PLC	2,172	45,984
HSBC Holdings PLC	10,509	106,615
Imperial Tobacco Group PLC	538	24,204
Intertek Group PLC	94	4,420
Kingfisher PLC	13,199	81,027
Legal & General Group PLC	45,149	173,936
Meggitt PLC	501	4,338
National Grid PLC	2,270	32,681
Next PLC	1,489	164,837
Pearson PLC	343	6,772
Prudential PLC	16,795	384,798
Randgold Resources Ltd.	40	3,368
Reckitt Benckiser Group PLC	500	43,598
Rexam PLC	421	3,853
Royal Bank of Scotland Group PLC †	6,019	33,828
SABMiller PLC	977	56,622
Severn Trent PLC	173	5,719
Sports Direct International PLC †	6,364	76,902
SSE PLC	372	9,966
Standard Life PLC	4,679	29,934
Tate & Lyle PLC	322	3,767
Tesco PLC	1,089	5,293
TUI Travel PLC	6,896	46,944
Tullow Oil PLC	321	4,683
United Utilities Group PLC	372	5,614
Weir Group PLC/The	778	34,860
Whitbread PLC	1,309	98,752
WM Morrison Supermarkets PLC	1,127	3,535
WPP PLC	16,425	357,932

		4,502,469

	SHARES	VALUE (Note 2)
TOTAL COMMON STOCKS (cost $68,979,998)		$73,629,052

EXCHANGE-TRADED FUNDS - 1.9%
iShares MSCI EAFE ETF (1)
(cost $1,420,459)	21,214	1,450,401

MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)
(cost $1,175,402)	1,175,402	1,175,402

TOTAL INVESTMENTS - 100.9% (cost $71,575,859)		76,254,855

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)		(695,910)

NET ASSETS - 100.0%		$75,558,945

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,986,855	14.5%
Consumer Staples	2,449,216	3.2
Energy	6,343,530	8.4
Financials	21,131,235	28.0
Health Care	6,200,192	8.2
Industrials	11,289,971	14.9
Information Technology	5,104,458	6.8
Materials	2,821,991	3.7
Mutual Fund	1,450,401	1.9
Telecommunication Services	4,052,365	5.4
Utilities	3,249,239	4.3
Money Market Funds	1,175,402	1.6

Total Investments	76,254,855	100.9
Liabilities in Excess of Other Assets	(695,910)	(0.9)

Net Assets	$75,558,945	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR CORE EQUITY FUND

COMMON STOCKS - 96.2%	SHARES	VALUE (Note 2)
Consumer Discretionary - 9.8%
Advance Auto Parts, Inc.	1,843	$248,658
AMC Networks, Inc., Class A †	262	16,110
Apollo Education Group, Inc. †	11,810	369,063
Autoliv, Inc. (Sweden)	538	57,340
AutoZone, Inc. †	647	346,947
Bally Technologies, Inc. (2)†	757	49,750
Bloomin’ Brands, Inc. †	7,426	166,565
BorgWarner, Inc.	2,000	130,380
Brinker International, Inc.	1,900	92,435
Brunswick Corp.	4,601	193,840
Buckle, Inc./The	827	36,686
Caesars Entertainment Corp. †	15,528	280,746
Choice Hotels International, Inc.	183	8,621
Cinemark Holdings, Inc.	404	14,285
Columbia Sportswear Co.	3,100	256,215
Cracker Barrel Old Country Store, Inc.	375	37,339
Deckers Outdoor Corp. †	726	62,676
DeVry Education Group, Inc.	2,100	88,914
Dillard’s, Inc., Class A	3,181	370,936
DISH Network Corp., Class A †	4,588	298,587
Dollar Tree, Inc. †	2,085	113,549
Domino’s Pizza, Inc.	549	40,126
Federal-Mogul Holdings Corp. †	7,200	145,656
Foot Locker, Inc.	6,585	333,991
Fossil Group, Inc. †	1,474	154,063
GameStop Corp., Class A	5,490	222,180
Gannett Co., Inc.	8,568	268,264
Gentex Corp.	9,220	268,210
Genuine Parts Co.	692	60,758
Goodyear Tire & Rubber Co./The	14,995	416,561
Graham Holdings Co., Class B	471	338,230
Groupon, Inc. †	27,900	184,698
Guess?, Inc.	1,083	29,241
Hanesbrands, Inc.	3,779	372,005
Harman International Industries, Inc.	1,500	161,145
Hasbro, Inc.	1,217	64,562
HSN, Inc.	156	9,241
Jarden Corp. †	1,506	89,381
John Wiley & Sons, Inc.	5,500	333,245
Johnson Controls, Inc.	10,722	535,350
Kohl’s Corp.	4,284	225,681
L Brands, Inc.	3,807	223,319
Lear Corp.	2,654	237,055
Leggett & Platt, Inc.	536	18,374
Live Nation Entertainment, Inc. †	6,882	169,917
Lowe’s Cos., Inc.	12,980	622,910
Macy’s, Inc.	7,966	462,187
Mattel, Inc.	1,248	48,635
Mohawk Industries, Inc. †	298	41,225
Newell Rubbermaid, Inc.	1,454	45,059
Penske Automotive Group, Inc.	6,084	301,158
PetSmart, Inc.	73	4,365
Pier 1 Imports, Inc.	1,290	19,879
Polaris Industries, Inc.	409	53,268
priceline Group, Inc./The †	500	601,500
Royal Caribbean Cruises Ltd.	6,600	366,960
Sinclair Broadcast Group, Inc., Class A	1,283	44,584
Tenneco, Inc. †	2,577	169,309
Thor Industries, Inc.	2,734	155,483
TJX Cos., Inc./The	7,025	373,379
TRW Automotive Holdings Corp. †	3,425	306,606
Tupperware Brands Corp.	495	41,432

	SHARES	VALUE (Note 2)
Consumer Discretionary - 9.8% (continued)
VF Corp.	5,262	$331,506
Viacom, Inc., Class B	2,785	241,543
Whirlpool Corp.	2,455	341,785
Williams-Sonoma, Inc.	1,247	89,510
Wynn Resorts Ltd.	1,500	311,340

		13,114,518

Consumer Staples - 4.6%
Archer-Daniels-Midland Co.	11,644	513,617
Coca-Cola Enterprises, Inc.	813	38,845
ConAgra Foods, Inc.	438	13,000
Constellation Brands, Inc., Class A †	4,179	368,295
CVS Caremark Corp.	15,263	1,150,372
Dean Foods Co.	1,045	18,381
Dr Pepper Snapple Group, Inc.	2,200	128,876
Energizer Holdings, Inc.	608	74,194
Flowers Foods, Inc.	2,172	45,786
Herbalife Ltd.	6,033	389,370
Keurig Green Mountain, Inc.	1,387	172,834
Kroger Co./The	11,148	551,046
Lorillard, Inc.	6,291	383,562
Molson Coors Brewing Co., Class B	2,900	215,064
Nu Skin Enterprises, Inc., Class A	4,544	336,074
Pilgrim’s Pride Corp. †	18,052	493,903
Rite Aid Corp. †	42,033	301,377
Tyson Foods, Inc., Class A	10,729	402,767
Walgreen Co.	7,948	589,185
WhiteWave Foods Co./The †	53	1,716

		6,188,264

Energy - 8.1%
Baker Hughes, Inc.	8,000	595,600
Bristow Group, Inc.	949	76,508
Chesapeake Energy Corp.	7,800	242,424
Cimarex Energy Co.	2,762	396,237
ConocoPhillips	11,100	951,603
Continental Resources, Inc. †	462	73,015
CVR Energy, Inc.	1,226	59,081
Delek US Holdings, Inc.	545	15,385
Devon Energy Corp.	4,300	341,420
Energen Corp.	798	70,926
EOG Resources, Inc.	9,128	1,066,698
Halliburton Co.	11,953	848,783
Helmerich & Payne, Inc.	3,595	417,415
Hess Corp.	3,690	364,904
Nabors Industries Ltd.	14,700	431,739
National Oilwell Varco, Inc.	4,700	387,045
Newfield Exploration Co. †	3,700	163,540
Oasis Petroleum, Inc. †	1,061	59,299
Occidental Petroleum Corp.	600	61,578
Oil States International, Inc. †	1,143	73,255
Patterson-UTI Energy, Inc.	5,882	205,517
Phillips 66	9,066	729,178
RPC, Inc.	9,986	234,571
Schlumberger Ltd.	9,500	1,120,525
SM Energy Co.	656	55,170
Superior Energy Services, Inc.	1,912	69,100
Ultra Petroleum Corp. †	7,200	213,768
Unit Corp. †	4,600	316,618
Valero Energy Corp.	12,252	613,825
Western Refining, Inc.	2,822	105,966
Whiting Petroleum Corp. †	4,795	384,799

		10,745,492

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Financials - 22.1%
Aflac, Inc.	8,884	$553,029
Alleghany Corp. †	26	11,391
Allstate Corp./The	11,135	653,847
American Capital Ltd. †	1,510	23,088
American Express Co.	4,500	426,915
American Financial Group, Inc.	5,897	351,225
American International Group, Inc.	21,078	1,150,437
American National Insurance Co.	672	76,742
Ameriprise Financial, Inc.	4,076	489,120
AmTrust Financial Services, Inc.	7,979	333,602
Arch Capital Group Ltd. †	955	54,855
Ares Capital Corp.	1,032	18,432
Associated Banc-Corp	8,500	153,680
Assurant, Inc.	5,432	356,068
Assured Guaranty Ltd.	12,441	304,804
Axis Capital Holdings Ltd.	1,378	61,018
Bank of America Corp.	129,925	1,996,947
Bank of New York Mellon Corp./The	6,029	225,967
BankUnited, Inc.	4,500	150,660
BB&T Corp.	11,766	463,933
Capital One Financial Corp.	10,258	847,311
Cincinnati Financial Corp.	372	17,871
Citigroup, Inc.	11,640	548,244
CNA Financial Corp.	9,337	377,402
CNO Financial Group, Inc.	19,541	347,830
Comerica, Inc.	4,345	217,945
Discover Financial Services (2)	8,282	513,318
E*TRADE Financial Corp. †	4,206	89,420
East West Bancorp, Inc.	8,096	283,279
Everest Re Group Ltd.	2,188	351,152
Federated Investors, Inc., Class B	174	5,380
Fidelity National Financial, Inc., Class A	8,708	285,274
Fifth Third Bancorp	25,410	542,504
First American Financial Corp.	4,600	127,834
First Niagara Financial Group, Inc.	4,660	40,728
First Republic Bank/CA	3,900	214,461
FirstMerit Corp.	5,700	112,575
Fulton Financial Corp.	2,815	34,878
Genworth Financial, Inc., Class A †	27,249	474,133
Goldman Sachs Group, Inc./The	2,287	382,935
Hancock Holding Co.	3,700	130,684
Hartford Financial Services Group, Inc./The	9,982	357,455
HCC Insurance Holdings, Inc.	1,737	85,009
Huntington Bancshares, Inc.	41,413	395,080
Jones Lang LaSalle, Inc.	1,800	227,502
JPMorgan Chase & Co.	15,169	874,038
KeyCorp	29,493	422,635
Legg Mason, Inc.	5,068	260,039
Lincoln National Corp.	9,622	494,956
M&T Bank Corp.	616	76,415
MBIA, Inc. †	2,070	22,853
McGraw Hill Financial, Inc.	1,000	83,030
Medical Properties Trust, Inc. REIT	789	10,446
MetLife, Inc.	17,202	955,743
Morgan Stanley	28,965	936,438
NASDAQ OMX Group, Inc./The	7,512	290,113
Nationstar Mortgage Holdings, Inc. †	1,574	57,136
Navient Corp.	15,350	271,849
Ocwen Financial Corp. †	449	16,658
Old Republic International Corp.	18,046	298,481
PartnerRe Ltd.	3,300	360,393

	SHARES	VALUE (Note 2)
Financials - 22.1% (continued)
PNC Financial Services Group, Inc./The	9,111	$811,335
Principal Financial Group, Inc.	8,094	408,585
Progressive Corp./The	2,200	55,792
Prosperity Bancshares, Inc.	1,400	87,640
Prudential Financial, Inc.	8,195	727,470
Radian Group, Inc.	8,400	124,404
Regions Financial Corp.	26,163	277,851
Reinsurance Group of America, Inc.	4,644	366,412
RenaissanceRe Holdings Ltd.	1,700	181,900
SLM Corp.	8,050	66,896
StanCorp Financial Group, Inc.	2,100	134,400
State Street Corp.	923	62,081
Stifel Financial Corp. †	5,200	246,220
SunTrust Banks, Inc.	14,759	591,246
Susquehanna Bancshares, Inc.	3,020	31,891
Torchmark Corp.	4,132	338,493
Travelers Cos., Inc./The	2,955	277,977
Unum Group	11,646	404,815
US Bancorp	10,600	459,192
Webster Financial Corp.	9,100	287,014
Wells Fargo & Co.	62,263	3,272,543
White Mountains Insurance Group Ltd.	19	11,560
WR Berkley Corp.	245	11,346
Zions Bancorp.	1,434	42,260

		29,576,510

Health Care - 7.7%
AbbVie, Inc.	15,003	846,769
Aetna, Inc.	6,759	548,020
Agilent Technologies, Inc.	1,500	86,160
Alere, Inc. †	7,036	263,287
Align Technology, Inc. †	1,700	95,268
AmerisourceBergen Corp.	238	17,293
Becton Dickinson and Co.	165	19,519
Boston Scientific Corp. †	19,540	249,526
Cardinal Health, Inc.	5,735	393,192
CareFusion Corp. †	1,054	46,745
Centene Corp. †	4,709	356,047
Cigna Corp.	2,276	209,324
Cooper Cos., Inc./The	128	17,348
CR Bard, Inc.	2,600	371,826
Endo International PLC (Ireland) †	482	33,750
Gilead Sciences, Inc. †	12,938	1,072,690
HCA Holdings, Inc. †	9,388	529,295
Humana, Inc.	4,829	616,760
LifePoint Hospitals, Inc. †	288	17,885
McKesson Corp.	1,249	232,576
Medtronic, Inc.	9,155	583,723
Mylan, Inc. †	2,740	141,274
Omnicare, Inc.	1,193	79,418
ResMed, Inc.	188	9,518
Salix Pharmaceuticals Ltd. †	2,100	259,035
St Jude Medical, Inc.	3,283	227,348
Stryker Corp.	348	29,343
Team Health Holdings, Inc. †	204	10,188
Thermo Fisher Scientific, Inc.	134	15,812
United Therapeutics Corp. †	3,744	331,307
UnitedHealth Group, Inc.	13,715	1,121,201
Universal Health Services, Inc., Class B	1,462	140,001
VCA, Inc. †	3,600	126,324
WellCare Health Plans, Inc. †	2,488	185,754

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 7.7% (continued)
WellPoint, Inc.	5,750	$618,758
West Pharmaceutical Services, Inc.	312	13,160
Zimmer Holdings, Inc.	3,078	319,681

		10,235,125

Industrials - 13.6%
A. O. Smith Corp.	1,800	89,244
Acuity Brands, Inc.	900	124,425
AECOM Technology Corp. †	1,744	56,157
AGCO Corp.	1,852	104,119
Air Lease Corp.	3,300	127,314
Alaska Air Group, Inc.	3,362	319,558
Alliant Techsystems, Inc.	2,578	345,246
AMERCO	1,197	348,040
Avis Budget Group, Inc. †	3,741	223,300
Caterpillar, Inc.	5,400	586,818
Cintas Corp.	5,162	327,993
Civeo Corp. †	2,286	57,219
Copa Holdings SA, Class A (Panama)	493	70,287
Crane Co.	652	48,483
Cummins, Inc.	2,806	432,938
Curtiss-Wright Corp.	4,200	275,352
Delta Air Lines, Inc.	19,717	763,442
Deluxe Corp.	6,316	369,991
Dover Corp.	4,670	424,736
Dun & Bradstreet Corp./The	700	77,140
EMCOR Group, Inc.	734	32,685
EnerSys	4,379	301,231
Esterline Technologies Corp. †	2,441	281,008
Exelis, Inc.	17,312	293,958
FedEx Corp.	5,198	786,873
GATX Corp.	2,200	147,268
Generac Holdings, Inc. †	5,638	274,796
General Dynamics Corp.	6,293	733,449
Huntington Ingalls Industries, Inc.	3,388	320,471
IDEX Corp.	2,700	217,998
Illinois Tool Works, Inc.	1,000	87,560
ITT Corp.	6,496	312,458
JetBlue Airways Corp. †	12,100	131,285
L-3 Communications Holdings, Inc.	3,230	390,022
Lennox International, Inc.	183	16,391
Lincoln Electric Holdings, Inc.	2,501	174,770
Lockheed Martin Corp.	5,806	933,198
Manpowergroup, Inc.	4,143	351,534
MasTec, Inc. †	1,256	38,710
Moog, Inc., Class A †	1,400	102,046
MRC Global, Inc. †	705	19,944
Norfolk Southern Corp.	1,200	123,636
Northrop Grumman Corp.	5,681	679,618
NOW, Inc. †	275	9,958
Oshkosh Corp.	5,997	333,013
PACCAR, Inc.	1,200	75,396
Parker Hannifin Corp.	3,303	415,286
Pitney Bowes, Inc.	14,139	390,519
Raytheon Co.	7,189	663,185
Regal-Beloit Corp.	121	9,506
Rockwell Automation, Inc.	2,980	372,977
RR Donnelley & Sons Co.	21,170	359,043
Ryder System, Inc.	3,489	307,346
Snap-on, Inc.	2,522	298,907
Southwest Airlines Co.	19,310	518,667
Spirit AeroSystems Holdings, Inc., Class A †	3,937	132,677

	SHARES	VALUE (Note 2)
Industrials - 13.6% (continued)
Spirit Airlines, Inc. †	3,096	$195,791
SPX Corp.	1,200	129,852
Swift Transportation Co. †	3,834	96,732
Textainer Group Holdings Ltd.	298	11,509
Textron, Inc.	4,600	176,134
Timken Co./The	889	60,310
Toro Co./The	3,700	235,320
Towers Watson & Co., Class A	500	52,115
Trinity Industries, Inc.	10,026	438,337
Triumph Group, Inc.	183	12,777
United Rentals, Inc. †	4,008	419,758
URS Corp.	1,140	52,269
Valmont Industries, Inc.	109	16,563
WABCO Holdings, Inc. †	3,180	339,688
WESCO International, Inc. †	747	64,526
WW Grainger, Inc.	300	76,281

		18,187,153

Information Technology - 25.6%
Activision Blizzard, Inc.	20,943	467,029
Amdocs Ltd.	7,072	327,646
Anixter International, Inc.	3,100	310,217
Apple, Inc.	69,800	6,486,514
ARRIS Group, Inc. †	11,400	370,842
Arrow Electronics, Inc. †	6,075	366,991
Aruba Networks, Inc. †	536	9,391
Atmel Corp. †	7,466	69,956
Avnet, Inc.	6,165	273,171
Booz Allen Hamilton Holding Corp.	15,000	318,600
Broadridge Financial Solutions, Inc.	7,300	303,972
Brocade Communications Systems, Inc.	39,063	359,380
CA, Inc.	7,566	217,447
Cadence Design Systems, Inc. †	1,184	20,708
Cognizant Technology Solutions Corp., Class A †	7,300	357,043
Computer Sciences Corp.	5,632	355,942
Corning, Inc.	28,513	625,860
Dolby Laboratories, Inc., Class A †	3,000	129,600
DST Systems, Inc.	2,500	230,425
EchoStar Corp., Class A †	803	42,511
Electronic Arts, Inc. †	7,680	275,482
EMC Corp.	28,400	748,056
Facebook, Inc., Class A †	30,200	2,032,158
First Solar, Inc. †	4,011	285,022
Fiserv, Inc. †	2,100	126,672
FLIR Systems, Inc.	2,138	74,253
Freescale Semiconductor Ltd. †	3,526	82,861
Global Payments, Inc.	2,500	182,125
Harris Corp.	5,073	384,280
Hewlett-Packard Co.	31,907	1,074,628
IAC/InterActiveCorp	2,954	204,505
Ingram Micro, Inc., Class A †	12,266	358,290
Intel Corp.	61,188	1,890,709
Jabil Circuit, Inc.	2,817	58,875
Juniper Networks, Inc. †	15,700	385,278
KLA-Tencor Corp.	2,860	207,750
Knowles Corp. †	1,135	34,890
Lam Research Corp.	5,156	348,442
Lexmark International, Inc., Class A	7,700	370,832
Manhattan Associates, Inc. †	2,700	92,961
Marvell Technology Group Ltd.	25,756	369,083
Mentor Graphics Corp.	3,560	76,789

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Information Technology - 25.6% (continued)
Microchip Technology, Inc.	3,500	$170,835
Micron Technology, Inc. †	24,817	817,720
Microsoft Corp.	91,789	3,827,601
Motorola Solutions, Inc.	108	7,190
NCR Corp. †	1,808	63,443
NetApp, Inc.	10,177	371,664
NVIDIA Corp.	20,683	383,463
Oracle Corp. (2)	50,264	2,037,200
PTC, Inc. †	6,900	267,720
QUALCOMM, Inc.	12,600	997,920
Rovi Corp. †	2,459	58,918
SanDisk Corp.	6,172	644,542
Skyworks Solutions, Inc.	10,442	490,356
Synopsys, Inc. †	2,300	89,286
Syntel, Inc. †	2,600	223,496
Teradyne, Inc.	4,700	92,120
Texas Instruments, Inc.	4,500	215,055
Total System Services, Inc.	5,600	175,896
Ubiquiti Networks, Inc. †	6,509	294,142
Western Digital Corp.	5,891	543,739
Western Union Co./The	10,020	173,747
Xerox Corp.	36,523	454,346
Xilinx, Inc.	2,700	127,737
Zebra Technologies Corp., Class A †	3,800	312,816

		34,148,138

Materials - 3.9%
Avery Dennison Corp.	1,487	76,209
Axiall Corp.	502	23,730
Ball Corp.	2,100	131,628
Cabot Corp.	5,300	307,347
Celanese Corp., Series A	2,600	167,128
CF Industries Holdings, Inc.	1,231	296,092
Chemtura Corp. †	1,357	35,458
Dow Chemical Co./The	17,972	924,839
Eastman Chemical Co.	3,366	294,020
Freeport-McMoRan Copper & Gold, Inc.	6,500	237,250
Graphic Packaging Holding Co. †	11,000	128,700
Huntsman Corp.	6,400	179,840
International Paper Co.	2,134	107,703
KapStone Paper and Packaging Corp. †	8,900	294,857
Louisiana-Pacific Corp. †	2,210	33,194
Owens-Illinois, Inc. †	1,023	35,437
Packaging Corp. of America	3,980	284,530
PPG Industries, Inc.	868	182,410
Reliance Steel & Aluminum Co.	782	57,641
Rock-Tenn Co., Class A	1,257	132,727
Scotts Miracle-Gro Co./The, Class A	1,900	108,034
Sealed Air Corp.	4,798	163,948
Sherwin-Williams Co./The	94	19,450
Sonoco Products Co.	3,000	131,790
Steel Dynamics, Inc.	1,671	29,994
United States Steel Corp.	10,400	270,816
Valspar Corp./The	188	14,324
Westlake Chemical Corp.	4,890	409,586
Worthington Industries, Inc.	2,400	103,296
WR Grace & Co. †	428	40,459

		5,222,437

Telecommunication Services - 0.7%
CenturyLink, Inc.	3,600	130,320
Frontier Communications Corp.	44,600	260,464

	SHARES	VALUE (Note 2)
Telecommunication Services - 0.7% (continued)
Telephone & Data Systems, Inc.	7,148	$186,634
T-Mobile US, Inc. †	9,000	302,580

		879,998

Utilities - 0.1%
AGL Resources, Inc.	2,300	126,569
Portland General Electric Co.	195	6,761
UGI Corp.	720	36,360

		169,690

TOTAL COMMON STOCKS (cost $118,489,131)		128,467,325

EXCHANGE - TRADED FUNDS - 2.8%
SPDR S&P 500 ETF Trust (cost $3,702,163)	19,271	3,771,720

MONEY MARKET FUNDS - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $3,406,358)	3,406,358	3,406,358

TOTAL INVESTMENTS - 101.5% (cost $125,597,652)		135,645,403

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)		(2,050,683)

NET ASSETS - 100.0%		$133,594,720

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

COMMON STOCKS - 98.1%	SHARES	VALUE (Note 2)
Consumer Discretionary - 19.6%
1-800-Flowers.com, Inc., Class A †	977	$5,667
A. H. Belo Corp., Class A	700	8,295
Aaron’s, Inc.	1,000	35,640
American Axle & Manufacturing Holdings, Inc. †	694	13,110
ANN, Inc. †	879	36,162
Asbury Automotive Group, Inc. †	332	22,822
Barnes & Noble, Inc. †	300	6,837
Big 5 Sporting Goods Corp.	435	5,337
Big Lots, Inc. †	544	24,861
Bridgepoint Education, Inc. †	382	5,073
Brown Shoe Co., Inc.	855	24,462
Build-A-Bear Workshop, Inc. †	600	8,016
Callaway Golf Co.	740	6,157
Capella Education Co.	265	14,413
Career Education Corp. †	3,400	15,912
Carmike Cinemas, Inc. †	269	9,450
Carrols Restaurant Group, Inc. †	1,000	7,120
Cato Corp./The, Class A	739	22,835
Cavco Industries, Inc. †	100	8,530
Century Casinos, Inc. †	1,689	9,779
Children’s Place, Inc./The	217	10,770
Christopher & Banks Corp. †	928	8,129
Citi Trends, Inc. †	662	14,207
Collectors Universe, Inc.	400	7,836
Cooper-Standard Holding, Inc. †	300	19,848
Core-Mark Holding Co., Inc.	528	24,093
Cracker Barrel Old Country Store, Inc.	144	14,338
CSS Industries, Inc.	240	6,329
Culp, Inc.	400	6,964
Deckers Outdoor Corp. †	524	45,237
Denny’s Corp. †	799	5,209
Destination Maternity Corp.	419	9,541
Destination XL Group, Inc. †	934	5,146
DeVry Education Group, Inc.	1,007	42,636
Drew Industries, Inc.	566	28,306
Einstein Noah Restaurant Group, Inc.	302	4,850
Entercom Communications Corp., Class A †	558	5,987
Entravision Communications Corp., Class A	913	5,679
EW Scripps Co./The, Class A †	121	2,560
Famous Dave’s of America, Inc. †	300	8,610
Federal-Mogul Holdings Corp. †	2,000	40,460
Finish Line, Inc./The, Class A	1,009	30,008
Flexsteel Industries, Inc.	300	10,005
Fred’s, Inc., Class A	730	11,162
FTD Cos., Inc. †	213	6,771
Genesco, Inc. †	360	29,567
G-III Apparel Group Ltd. †	337	27,519
Global Sources Ltd. †	800	6,624
Grand Canyon Education, Inc. †	624	28,685
Gray Television, Inc. †	254	3,335
Group 1 Automotive, Inc.	131	11,045
Guess?, Inc.	800	21,600
Harte-Hanks, Inc.	569	4,091
Haverty Furniture Cos., Inc.	543	13,646
Helen of Troy Ltd. †	500	30,315
Hillenbrand, Inc.	500	16,310
Iconix Brand Group, Inc. †	698	29,972
iRobot Corp. †	100	4,095
ITT Educational Services, Inc. †	572	9,547

	SHARES	VALUE (Note 2)
Consumer Discretionary - 19.6% (continued)
Journal Communications, Inc., Class A †	1,251	$11,096
Kirkland’s, Inc. †	627	11,631
La-Z-Boy, Inc.	855	19,810
Lee Enterprises, Inc. †	3,380	15,041
LifeLock, Inc. †	1,400	19,544
Lifetime Brands, Inc.	600	9,432
Lithia Motors, Inc., Class A	126	11,853
Marcus Corp./The	301	5,493
Marriott Vacations Worldwide Corp. †	200	11,726
Martha Stewart Living Omnimedia, Inc., Class A †	1,900	8,930
McClatchy Co./The, Class A †	2,590	14,374
MDC Partners, Inc., Class A	185	3,976
Men’s Wearhouse, Inc./The	600	33,480
Meredith Corp.	150	7,254
Modine Manufacturing Co. †	1,280	20,147
Monarch Casino & Resort, Inc. †	649	9,826
Motorcar Parts of America, Inc. †	691	16,826
Movado Group, Inc.	592	24,669
Multimedia Games Holding Co., Inc. †	371	10,996
NACCO Industries, Inc., Class A	85	4,301
Nautilus, Inc. †	611	6,776
New York Times Co./The, Class A	260	3,955
Nexstar Broadcasting Group, Inc., Class A	246	12,696
Nutrisystem, Inc.	806	13,791
Orbitz Worldwide, Inc. †	1,399	12,451
Outerwall, Inc. †	358	21,247
Overstock.com, Inc. †	696	10,976
Red Robin Gourmet Burgers, Inc. †	200	14,240
Remy International, Inc.	400	9,340
Rick’s Cabaret International, Inc. †	277	2,828
Scholastic Corp.	348	11,863
Shiloh Industries, Inc. †	786	14,510
Shoe Carnival, Inc.	536	11,068
Sizmek, Inc. †	1,100	10,483
Skechers U.S.A., Inc., Class A †	962	43,963
Skullcandy, Inc. †	1,900	13,775
Smith & Wesson Holding Corp. †	1,329	19,324
Sonic Corp. †	404	8,920
Standard Motor Products, Inc.	411	18,359
Stein Mart, Inc.	442	6,139
Steven Madden Ltd. †	1,000	34,300
Stoneridge, Inc. †	800	8,576
Strattec Security Corp.	200	12,898
Strayer Education, Inc. †	146	7,666
Sturm, Ruger & Co., Inc.	370	21,834
Superior Industries International, Inc.	254	5,237
Tower International, Inc. †	626	23,062
Tuesday Morning Corp. †	1,167	20,796
Unifi, Inc. †	381	10,489
Universal Electronics, Inc. †	459	22,436
ValueVision Media, Inc., Class A †	1,331	6,642
Vera Bradley, Inc. †	300	6,561
VOXX International Corp. †	877	8,253
Zumiez, Inc. †	237	6,539

		1,633,908

Consumer Staples - 3.1%
Andersons, Inc./The	500	25,790
Cal-Maine Foods, Inc.	200	14,864
Chiquita Brands International, Inc. †	1,140	12,369
Coca-Cola Bottling Co. Consolidated	200	14,734
Farmer Bros Co. †	225	4,862

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 3.1% (continued)
Female Health Co./The	431	$2,375
Fresh Del Monte Produce, Inc.	96	2,942
Harbinger Group, Inc. †	281	3,569
Inter Parfums, Inc.	170	5,023
John B. Sanfilippo & Son, Inc.	531	14,056
Liberator Medical Holdings, Inc.	1,800	6,750
Medifast, Inc. †	338	10,279
Nutraceutical International Corp. †	400	9,544
Omega Protein Corp. †	1,237	16,922
Orchids Paper Products Co.	300	9,612
Revlon, Inc., Class A †	113	3,447
Rite Aid Corp. †	447	3,205
Sanderson Farms, Inc.	361	35,089
SpartanNash Co.	748	15,715
SUPERVALU, Inc. †	1,707	14,032
USANA Health Sciences, Inc. †	257	20,082
Weis Markets, Inc.	296	13,536

		258,797

Energy - 4.6%
Abraxas Petroleum Corp. †	3,386	21,196
Adams Resources & Energy, Inc.	100	7,813
Alon USA Energy, Inc.	200	2,488
Basic Energy Services, Inc. †	714	20,863
Callon Petroleum Co. †	900	10,485
Carrizo Oil & Gas, Inc. †	36	2,493
Contango Oil & Gas Co. †	300	12,693
Exterran Holdings, Inc.	80	3,599
Green Plains, Inc.	786	25,836
Key Energy Services, Inc. †	1,600	14,624
Matrix Service Co. †	531	17,412
Natural Gas Services Group, Inc. †	200	6,612
Newpark Resources, Inc. †	500	6,230
Panhandle Oil and Gas, Inc., Class A	200	11,206
Parker Drilling Co. †	2,421	15,785
Penn Virginia Corp. †	1,208	20,476
PHI, Inc. †	300	13,371
Pioneer Energy Services Corp. †	1,300	22,802
Renewable Energy Group, Inc. †	429	4,921
REX American Resources Corp. †	301	22,066
Stone Energy Corp. †	341	15,955
Tesco Corp.	1,171	24,989
Triangle Petroleum Corp. †	1,400	16,450
US Energy Corp. Wyoming †	1,800	7,794
VAALCO Energy, Inc. †	1,500	10,845
Warren Resources, Inc. †	3,603	22,339
Westmoreland Coal Co. †	400	14,512
Willbros Group, Inc. †	800	9,880

		385,735

Financials - 24.0%
1st Source Corp.	498	15,249
Ambac Financial Group, Inc. †	800	21,848
American Equity Investment Life Holding Co.	1,374	33,800
Ameris Bancorp †	517	11,147
Apollo Investment Corp.	1,100	9,471
Argo Group International Holdings Ltd.	534	27,293
Ashford Hospitality Trust, Inc. REIT	1,446	16,687
Associated Banc-Corp	700	12,656
Astoria Financial Corp.	1,400	18,830
BancFirst Corp.	200	12,380
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	416	12,343

	SHARES	VALUE (Note 2)
Financials - 24.0% (continued)
BancorpSouth, Inc.	1,200	$29,484
Bank of Kentucky Financial Corp./The	358	12,455
Banner Corp.	72	2,853
BBCN Bancorp, Inc.	601	9,586
BGC Partners, Inc., Class A	1,577	11,733
BNC Bancorp	400	6,828
BofI Holding, Inc. †	149	10,947
Boston Private Financial Holdings, Inc.	900	12,096
Bryn Mawr Bank Corp.	200	5,824
Capital Southwest Corp.	200	7,202
Center Bancorp, Inc. (2)	400	7,692
Chemical Financial Corp.	278	7,806
City Holding Co.	100	4,512
CoBiz Financial, Inc.	404	4,351
Community Trust Bancorp, Inc.	367	12,559
Cowen Group, Inc., Class A †	3,805	16,057
Customers Bancorp, Inc. †	220	4,402
Eagle Bancorp, Inc. †	220	7,425
EMC Insurance Group, Inc.	425	13,081
Encore Capital Group, Inc. †	500	22,710
Endurance Specialty Holdings Ltd.	676	34,875
Enterprise Financial Services Corp.	506	9,138
EverBank Financial Corp.	222	4,476
FBL Financial Group, Inc., Class A	551	25,346
FBR & Co. †	469	12,724
Federal Agricultural Mortgage Corp., Class C	148	4,600
Fidelity Southern Corp.	625	8,119
Financial Institutions, Inc.	274	6,417
First Bancorp	400	7,340
First Busey Corp.	1,200	6,972
First Business Financial Services, Inc.	200	9,406
First Citizens BancShares, Inc., Class A	73	17,885
First Commonwealth Financial Corp.	2,000	18,440
First Defiance Financial Corp.	451	12,944
First Financial Northwest, Inc.	900	9,783
First Interstate BancSystem, Inc. (2)	964	26,202
First Merchants Corp.	827	17,483
First Midwest Bancorp, Inc.	1,546	26,328
First NBC Bank Holding Co. †	200	6,702
Firsthand Technology Value Fund, Inc.	237	5,036
Flagstar Bancorp, Inc. †	1,317	23,838
Flushing Financial Corp.	790	16,234
Fulton Financial Corp.	1,566	19,403
German American Bancorp, Inc.	300	8,124
Glacier Bancorp, Inc.	200	5,676
Gladstone Capital Corp.	740	7,444
Gladstone Investment Corp.	822	6,083
Great Southern Bancorp, Inc.	200	6,410
Greenlight Capital Re Ltd., Class A (Cayman Islands) †	843	27,768
GSV Capital Corp. †	1,600	16,912
Hanmi Financial Corp.	480	10,118
Hanover Insurance Group, Inc./The	617	38,964
HCI Group, Inc.	410	16,646
Heartland Financial USA, Inc.	197	4,872
Hercules Technology Growth Capital, Inc.	1,070	17,291
Hilltop Holdings, Inc. †	1,599	33,995
Horace Mann Educators Corp.	1,005	31,426
Iberiabank Corp.	100	6,919
Independent Bank Corp.	995	12,806
Infinity Property & Casualty Corp.	200	13,446

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Financials - 24.0% (continued)
International Bancshares Corp.	954	$25,758
Investment Technology Group, Inc. †	799	13,487
Janus Capital Group, Inc.	1,700	21,216
Kansas City Life Insurance Co. (2)	100	4,548
Kemper Corp.	810	29,857
Ladenburg Thalmann Financial Services, Inc. †	2,745	8,647
Lakeland Bancorp, Inc.	459	4,957
Lakeland Financial Corp.	456	17,401
Maiden Holdings Ltd.	1,402	16,950
MainSource Financial Group, Inc.	400	6,900
Medallion Financial Corp.	295	3,676
Mercantile Bank Corp.	500	11,440
Meta Financial Group, Inc. (2)	436	17,440
Montpelier Re Holdings Ltd.	960	30,672
National Western Life Insurance Co., Class A	61	15,214
Navigators Group, Inc./The †	120	8,046
NBT Bancorp, Inc.	200	4,804
Nelnet, Inc., Class A	808	33,475
New Mountain Finance Corp.	380	5,647
NGP Capital Resources Co.	487	3,034
OneBeacon Insurance Group Ltd., Class A	1,600	24,864
Oppenheimer Holdings, Inc., Class A	400	9,596
Pacific Continental Corp.	500	6,865
PennantPark Investment Corp.	700	8,022
Peoples Bancorp, Inc.	300	7,935
Phoenix Cos., Inc./The †	257	12,436
Piper Jaffray Cos. (2)†	450	23,296
Platinum Underwriters Holdings Ltd.	281	18,223
Preferred Bank †	300	7,092
Primerica, Inc.	830	39,716
PrivateBancorp, Inc.	1,100	31,966
Provident Financial Holdings, Inc.	289	4,202
Provident Financial Services, Inc. (2)	800	13,856
Radian Group, Inc.	372	5,509
Renasant Corp.	209	6,076
S&T Bancorp, Inc.	606	15,059
Safety Insurance Group, Inc.	329	16,904
Sandy Spring Bancorp, Inc.	342	8,519
Southside Bancshares, Inc.	715	20,706
St. Joe Co./The †	300	7,629
StanCorp Financial Group, Inc.	619	39,616
State Auto Financial Corp.	700	16,401
Stewart Information Services Corp.	539	16,714
Stock Yards Bancorp, Inc.	300	8,970
Symetra Financial Corp.	1,885	42,865
Synovus Financial Corp.	138	3,364
TCF Financial Corp. (2)	500	8,185
Texas Capital Bancshares, Inc. †	162	8,740
TICC Capital Corp. (2)	659	6,524
Tompkins Financial Corp.	100	4,818
Trico Bancshares	541	12,519
TrustCo Bank Corp.	1,200	8,016
Umpqua Holdings Corp.	835	14,963
Union Bankshares Corp.	369	9,465
United Community Banks, Inc.	1,271	20,806
United Fire Group, Inc.	424	12,432
Universal Insurance Holdings, Inc.	1,145	14,851
Univest Corp. of Pennsylvania	400	8,280
Washington Federal, Inc.	1,662	37,279
Washington Trust Bancorp, Inc.	200	7,354

	SHARES	VALUE (Note 2)
Financials - 24.0% (continued)
Waterstone Financial, Inc.	300	$3,423
Webster Financial Corp.	80	2,523
WesBanco, Inc.	647	20,083
Western Alliance Bancorp †	1,249	29,726
Wilshire Bancorp, Inc.	1,833	18,825
Wintrust Financial Corp.	600	27,600
World Acceptance Corp. †	117	8,887
WSFS Financial Corp.	188	13,850

		1,994,617

Health Care - 7.4%
Addus HomeCare Corp. †	601	13,510
Affymetrix, Inc. †	1,600	14,256
Albany Molecular Research, Inc. †	198	3,984
Alliance HealthCare Services, Inc. †	364	9,828
Almost Family, Inc. †	205	4,526
Amedisys, Inc. †	776	12,990
Amsurg Corp. †	400	18,228
Anacor Pharmaceuticals, Inc. †	1,200	21,276
Anika Therapeutics, Inc. †	329	15,243
BioTelemetry, Inc. †	1,071	7,679
Cambrex Corp. †	412	8,528
Cardiovascular Systems, Inc. †	131	4,082
CONMED Corp.	300	13,245
CorVel Corp. †	424	19,156
CryoLife, Inc.	763	6,829
Depomed, Inc. †	1,300	18,070
Emergent Biosolutions, Inc. †	635	14,262
Exactech, Inc. †	300	7,569
Fonar Corp. †	584	7,125
Globus Medical, Inc., Class A †	800	19,136
Greatbatch, Inc. †	81	3,974
Hill-Rom Holdings, Inc.	103	4,276
Impax Laboratories, Inc. †	600	17,994
Insys Therapeutics, Inc. †	493	15,396
Invacare Corp.	626	11,500
Kindred Healthcare, Inc.	992	22,915
LHC Group, Inc. †	437	9,339
Ligand Pharmaceuticals, Inc. †	100	6,229
Magellan Health, Inc. †	128	7,967
MedAssets, Inc. †	532	12,151
Merit Medical Systems, Inc. †	600	9,060
Molina Healthcare, Inc. †	258	11,515
Myriad Genetics, Inc. †	1,020	39,698
National Healthcare Corp.	100	5,629
Natus Medical, Inc. †	900	22,626
NuVasive, Inc. †	686	24,401
Omnicell, Inc. †	600	17,226
Pain Therapeutics, Inc. †	1,100	6,325
PDL BioPharma, Inc.	2,734	26,465
PharMerica Corp. †	611	17,468
PhotoMedex, Inc. †	422	5,170
Providence Service Corp./The †	319	11,672
RadNet, Inc. †	1,100	7,293
Repligen Corp. †	625	14,244
SciClone Pharmaceuticals, Inc. (2)†	680	3,577
Select Medical Holdings Corp.	1,800	28,080
Vascular Solutions, Inc. †	327	7,256
WellCare Health Plans, Inc. †	100	7,466

		616,434

Industrials - 13.7%
AAON, Inc.	100	3,352
AAR Corp.	634	17,473

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Industrials - 13.7% (continued)
Aceto Corp.	766	$13,895
Aegion Corp. †	137	3,188
Air Transport Services Group, Inc. †	1,100	9,207
Alamo Group, Inc.	324	17,525
Albany International Corp., Class A	81	3,075
Altra Industrial Motion Corp.	169	6,150
American Railcar Industries, Inc.	366	24,804
ARC Document Solutions, Inc. †	1,573	9,218
ARC Group Worldwide, Inc. †	700	10,640
ArcBest Corp.	541	23,539
Argan, Inc.	506	18,869
Arotech Corp. †	3,100	13,826
Barrett Business Services, Inc.	136	6,392
Brink’s Co./The	165	4,656
Broadwind Energy, Inc. †	1,264	11,085
CBIZ, Inc. †	713	6,438
Ceco Environmental Corp.	400	6,236
Celadon Group, Inc.	184	3,923
Cenveo, Inc. †	4,004	14,855
CIRCOR International, Inc.	323	24,913
Columbus McKinnon Corp.	368	9,954
Comfort Systems USA, Inc.	375	5,925
Courier Corp.	600	8,952
CRA International, Inc. †	400	9,220
Deluxe Corp.	225	13,180
Douglas Dynamics, Inc.	500	8,810
Ducommun, Inc. †	228	5,958
DXP Enterprises, Inc. †	139	10,500
Dynamic Materials Corp.	195	4,315
Eagle Bulk Shipping, Inc. †	2,213	6,838
Encore Wire Corp.	300	14,712
EnerSys	59	4,059
Engility Holdings, Inc. †	480	18,365
Federal Signal Corp.	1,540	22,561
Franklin Covey Co. †	300	6,039
FTI Consulting, Inc. †	267	10,098
G&K Services, Inc., Class A	96	4,999
GenCorp, Inc. †	480	9,168
Gibraltar Industries, Inc. †	390	6,049
Greenbrier Cos., Inc./The †	400	23,040
H&E Equipment Services, Inc. †	58	2,108
Hardinge, Inc.	179	2,264
Hawaiian Holdings, Inc. †	1,393	19,098
Heidrick & Struggles International, Inc.	300	5,550
Herman Miller, Inc.	112	3,387
Huron Consulting Group, Inc. †	433	30,665
Hyster-Yale Materials Handling, Inc.	333	29,484
ICF International, Inc. †	526	18,599
JetBlue Airways Corp. †	1,010	10,958
John Bean Technologies Corp.	230	7,128
Kadant, Inc.	370	14,226
Kaman Corp.	200	8,546
Kelly Services, Inc., Class A	267	4,584
Kforce, Inc.	364	7,881
Kimball International, Inc., Class B	964	16,118
Korn/Ferry International †	800	23,496
LB Foster Co., Class A	116	6,278
Lydall, Inc. †	607	16,614
Manitex International, Inc. †	283	4,596
Marten Transport Ltd.	300	6,705
Multi-Color Corp.	300	12,003
MYR Group, Inc. †	222	5,623
Navigant Consulting, Inc. †	1,102	19,230

	SHARES	VALUE (Note 2)
Industrials - 13.7% (continued)
NN, Inc.	763	$19,517
Northwest Pipe Co. †	230	9,276
Orion Marine Group, Inc. (2)†	341	3,693
Park-Ohio Holdings Corp.	226	13,133
Patrick Industries, Inc. †	306	14,257
Powell Industries, Inc.	103	6,734
Quality Distribution, Inc. †	901	13,389
Quanex Building Products Corp.	400	7,148
Resources Connection, Inc.	900	11,799
RPX Corp. †	1,076	19,099
Rush Enterprises, Inc., Class A †	246	8,529
Sparton Corp. †	600	16,644
Standex International Corp.	200	14,896
Steelcase, Inc., Class A	1,407	21,288
Swift Transportation Co. †	104	2,624
Taser International, Inc. †	839	11,159
TrueBlue, Inc. †	883	24,344
Tutor Perini Corp. †	846	26,852
UniFirst Corp.	289	30,634
United Stationers, Inc.	300	12,441
Universal Forest Products, Inc.	400	19,308
US Ecology, Inc.	100	4,895
Vicor Corp. †	800	6,704
VSE Corp.	200	14,064
Wabash National Corp. †	1,131	16,117
West Corp.	1,300	34,840
Xerium Technologies, Inc. †	853	11,908
YRC Worldwide, Inc. †	522	14,673

		1,141,107

Information Technology - 21.1%
Advanced Energy Industries, Inc. †	846	16,286
Alliance Fiber Optic Products, Inc.	485	8,779
Ambarella, Inc. †	500	15,590
Amkor Technology, Inc. †	4,316	48,253
Autobytel, Inc. †	600	7,866
AVX Corp. (2)	265	3,519
Bel Fuse, Inc., Class B	400	10,268
Benchmark Electronics, Inc. †	912	23,238
Black Box Corp.	400	9,376
Blucora, Inc. †	915	17,266
Booz Allen Hamilton Holding Corp.	113	2,400
Brightcove, Inc. †	900	9,486
Cabot Microelectronics Corp. †	500	22,325
CACI International, Inc., Class A †	352	24,714
CalAmp Corp. †	612	13,256
Cascade Microtech, Inc. †	550	7,513
CEVA, Inc. †	500	7,385
CIBER, Inc. †	1,700	8,398
Ciena Corp. †	200	4,332
Cinedigm Corp., Class A †	2,500	6,225
Cirrus Logic, Inc. †	700	15,918
Clearfield, Inc. †	353	5,927
Comtech Telecommunications Corp.	500	18,665
Constant Contact, Inc. †	600	19,266
Convergys Corp.	1,034	22,169
CSG Systems International, Inc.	749	19,556
CTS Corp.	300	5,610
Daktronic, Inc.	1,220	14,542
Ebix, Inc.	600	8,586
Electronics For Imaging, Inc. †	611	27,617
Emulex Corp. †	2,243	12,785
EnerNOC, Inc. †	738	13,985
Entegris, Inc. †	980	13,470

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Information Technology - 21.1% (continued)
EPAM Systems, Inc. †	100	$4,375
ePlus, Inc. †	77	4,481
Euronet Worldwide, Inc. †	100	4,824
Extreme Networks, Inc. †	2,230	9,901
Fabrinet (Thailand) †	1,059	21,815
Finisar Corp. †	1,358	26,821
FormFactor, Inc. †	763	6,348
Global Cash Access Holdings, Inc. †	1,593	14,178
GSI Group, Inc. †	1,176	14,970
Hackett Group, Inc./The	823	4,913
Harmonic, Inc. †	1,713	12,779
iGATE Corp. †	1,056	38,428
Imation Corp. †	1,500	5,160
Information Services Group, Inc. †	1,361	6,546
Insight Enterprises, Inc. †	851	26,160
Integrated Device Technology, Inc. †	2,100	32,466
Integrated Silicon Solution, Inc. †	883	13,042
International Rectifier Corp. †	897	25,026
Intersil Corp., Class A	1,712	25,594
Intralinks Holdings, Inc. †	1,247	11,086
j2 Global, Inc.	261	13,274
Lattice Semiconductor Corp. †	2,400	19,800
Lexmark International, Inc., Class A	293	14,111
Lionbridge Technologies, Inc. †	2,500	14,850
Littelfuse, Inc.	100	9,295
LogMeIn, Inc. †	500	23,310
Manhattan Associates, Inc. †	400	13,772
ManTech International Corp., Class A	311	9,181
MaxLinear, Inc., Class A †	800	8,056
Mentor Graphics Corp.	1,910	41,199
Mercury Systems, Inc. †	600	6,804
Methode Electronics, Inc.	788	30,109
MKS Instruments, Inc.	200	6,248
MoneyGram International, Inc. †	256	3,771
Monotype Imaging Holdings, Inc.	91	2,563
Monster Worldwide, Inc. †	1,200	7,848
NetScout Systems, Inc. †	655	29,043
Newport Corp. †	867	16,040
OmniVision Technologies, Inc. †	1,400	30,772
PC Connection, Inc.	633	13,090
Perceptron, Inc.	500	6,375
Perficient, Inc. †	700	13,629
Pericom Semiconductor Corp. †	1,200	10,848
Photronics, Inc. †	1,412	12,143
Plantronics, Inc.	112	5,382
Plexus Corp. †	593	25,671
Polycom, Inc. †	1,900	23,807
PRGX Global, Inc. †	1,300	8,307
QLogic Corp. †	1,317	13,289
RF Industries Ltd.	1,207	7,230
RF Micro Devices, Inc. †	500	4,795
Rogers Corp. †	300	19,905
Sanmina Corp. †	1,360	30,981
Sapient Corp. †	700	11,375
ScanSource, Inc. †	479	18,240
ShoreTel, Inc. †	2,800	18,256
Spansion, Inc., Class A †	1,000	21,070
Stamps.com, Inc. †	126	4,245
SunPower Corp. †	189	7,745
Super Micro Computer, Inc. †	957	24,183
Sykes Enterprises, Inc. †	1,020	22,165
Synaptics, Inc. †	379	34,353
SYNNEX Corp. †	545	39,703

	SHARES	VALUE (Note 2)
Information Technology - 21.1% (continued)
Take-Two Interactive Software, Inc. †	1,464	$32,559
Tech Data Corp. †	500	31,260
TechTarget, Inc. †	1,600	14,112
TeleCommunication Systems, Inc., Class A †	2,100	6,909
TeleTech Holdings, Inc. †	714	20,699
Tessco Technologies, Inc.	397	12,597
TiVo, Inc. †	988	12,755
Ubiquiti Networks, Inc. †	171	7,728
Ultra Clean Holdings, Inc. †	1,956	17,702
Unisys Corp. †	1,127	27,882
United Online, Inc.	1,308	13,603
Verint Systems, Inc. †	700	34,335
Web.com Group, Inc. †	700	20,209
Westell Technologies, Inc., Class A †	2,800	6,860
Xcerra Corp. †	900	8,190
Zebra Technologies Corp., Class A †	100	8,232
Zhone Technologies, Inc. †	4,097	12,701

		1,758,650

Materials - 2.8%
A Schulman, Inc.	296	11,455
Advanced Emissions Solutions, Inc. †	500	11,465
Clearwater Paper Corp. †	355	21,911
Commercial Metals Co.	1,400	24,234
Ferro Corp. †	1,400	17,584
Flotek Industries, Inc. †	194	6,239
FutureFuel Corp.	954	15,827
Kraton Performance Polymers, Inc. †	400	8,956
Materion Corp.	151	5,585
Minerals Technologies, Inc.	59	3,869
Myers Industries, Inc.	230	4,621
Neenah Paper, Inc.	308	16,370
Olin Corp.	548	14,752
Olympic Steel, Inc.	350	8,663
OM Group, Inc.	191	6,194
OMNOVA Solutions, Inc. †	1,357	12,335
PH Glatfelter Co.	386	10,241
Quaker Chemical Corp.	141	10,827
Trecora Resources †	700	8,288
US Concrete, Inc. †	273	6,757
US Silica Holdings, Inc.	63	3,493

		229,666

Telecommunication Services - 1.7%
8x8, Inc. †	750	6,060
Atlantic Tele-Network, Inc.	16	928
FairPoint Communications, Inc. †	700	9,779
Hawaiian Telcom Holdco, Inc. †	300	8,583
IDT Corp., Class B	795	13,849
Inteliquent, Inc.	1,175	16,297
Lumos Networks Corp.	500	7,235
Premiere Global Services, Inc. †	532	7,102
Shenandoah Telecommunications Co.	304	9,260
Straight Path Communications, Inc., Class B †	200	2,040
Telephone & Data Systems, Inc.	1,300	33,943
USA Mobility, Inc.	546	8,408
Vonage Holdings Corp. †	5,464	20,490

		143,974

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Utilities - 0.1%
New Jersey Resources Corp.	100	$5,716

TOTAL COMMON STOCKS (cost $7,284,770)		8,168,604

EXCHANGE-TRADED FUNDS - 1.3%
iShares Russell 2000 ETF
(cost $105,849)	933	110,850

MONEY MARKET FUNDS - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $107,340)	107,340	107,340

TOTAL INVESTMENTS - 100.7% (cost $7,497,959)		8,386,794

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)		(56,875)

NET ASSETS - 100.0%		$8,329,919

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

COMMON STOCKS - 97.9%	SHARES	VALUE (Note 2)
Australia - 1.4%
Fortescue Metals Group Ltd.	32,793	$135,440
Insurance Australia Group Ltd.	10,056	55,388
Macquarie Group Ltd.	1,150	64,692
Suncorp Group Ltd.	3,725	47,568
Tatts Group Ltd.	823	2,537
Telstra Corp. Ltd.	17,010	83,566
Woolworths Ltd.	511	16,969

		406,160

Austria - 1.6%
Andritz AG	484	27,966
Erste Group Bank AG	1,258	40,675
Flughafen Wien AG	378	35,192
Oesterreichische Post AG	282	14,005
OMV AG	2,665	120,391
Raiffeisen Bank International AG	1,585	50,530
Strabag SE †	723	22,760
Vienna Insurance Group AG Wiener Versicherung Gruppe	892	47,756
Voestalpine AG	967	46,100
Wienerberger AG	3,230	54,121

		459,496

Belgium - 1.5%
Ageas	1,578	62,933
Belgacom SA	3,860	128,139
Colruyt SA	241	12,241
Delhaize Group SA	982	66,449
KBC Groep NV †	3,025	164,563

		434,325

Canada - 11.6%
Alimentation Couche Tard, Inc., Class B (1)	7,882	215,914
Bank of Montreal	1,900	139,920
Canadian Imperial Bank of Commerce (1)	1,700	154,697
Canadian Natural Resources Ltd. (1)	3,700	170,012
Canadian Tire Corp. Ltd., Class A (1)	2,690	258,072
Empire Co., Ltd., Class A (1)	2,604	177,073
Genworth MI Canada, Inc. (1)	3,400	121,113
Gildan Activewear, Inc. (1)	90	5,303
Husky Energy, Inc. (1)	2,100	67,819
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,438	106,837
Loblaw Cos., Ltd. (1)	349	15,575
Magna International, Inc. (1)	2,154	231,862
Manulife Financial Corp.	9,402	186,886
National Bank of Canada (1)	4,000	169,664
Pengrowth Energy Corp. (1)	9,500	68,108
Royal Bank of Canada (1)	2,000	142,974
Stantec, Inc. (1)	1,900	117,663
Sun Life Financial, Inc. (1)	6,255	229,906
Suncor Energy, Inc. (1)	8,700	370,976
Toronto-Dominion Bank/The (1)	6,100	314,018
West Fraser Timber Co., Ltd. (1)	952	46,135

		3,310,527

China - 0.2%
FIH Mobile Ltd. †	96,000	61,001

	SHARES	VALUE (Note 2)
Denmark - 3.1%
AP Moeller - Maersk A/S, Class B	110	$273,492
Carlsberg A/S, Class B	119	12,817
Danske Bank A/S	2,485	70,247
Pandora A/S	920	70,604
TDC A/S	29,253	302,605
Tryg A/S	676	68,301
Vestas Wind Systems A/S †	1,625	81,995

		880,061

Finland - 1.1%
Huhtamaki OYJ	1,511	39,492
Neste Oil OYJ	3,011	58,745
Orion OYJ, Class B	162	6,038
Sampo, A Shares	1,584	80,075
Stora Enso OYJ, R Shares	6,335	61,590
UPM-Kymmene OYJ	3,706	63,304

		309,244

France - 6.4%
BNP Paribas SA	4,474	304,048
Bouygues SA	1,362	56,673
Cap Gemini SA	1,530	109,187
Cie Generale des Etablissements Michelin	481	57,432
Credit Agricole SA	5,900	83,301
Electricite de France SA	4,079	128,439
GDF Suez	5,637	155,308
Natixis	22,361	143,511
Orange SA	4,263	67,451
Renault SA	709	64,090
Safran SA	1,893	123,925
Sanofi	391	41,559
Societe Generale SA	1,265	66,340
Suez Environnement Co.	5,495	105,120
Total SA	2,857	206,703
Zodiac Aerospace	3,181	107,700

		1,820,787

Germany - 10.6%
Allianz SE	2,635	439,818
Bayerische Motoren Werke AG	1,887	238,950
Commerzbank AG †	7,679	120,354
Continental AG	1,156	267,280
Daimler AG	6,773	632,697
Deutsche Lufthansa AG	4,391	94,262
Deutsche Post AG	4,330	156,291
Deutsche Telekom AG	12,383	217,185
Hannover Rueck SE	1,033	93,023
Infineon Technologies AG	11,553	144,218
Metro AG †	1,535	66,801
Muenchener Rueckversicherungs AG	1,368	302,941
ProSiebenSat.1 Media AG	1,324	58,930
Siemens AG	696	91,896
Suedzucker AG	310	6,260
Talanx AG	3,356	117,538

		3,048,444

Hong Kong - 2.0%
Cheung Kong Holdings Ltd.	1,000	17,742
Galaxy Entertainment Group Ltd.	4,000	31,970

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 2.0% (continued)
Henderson Land Development Co., Ltd.	1,210	$7,082
Hutchison Whampoa Ltd.	6,000	82,059
Johnson Electric Holdings Ltd.	62,000	55,409
Kerry Properties Ltd.	1,000	3,495
Link REIT/The REIT	1,500	8,076
MGM China Holdings Ltd.	13,600	47,166
NWS Holdings Ltd.	18,000	33,345
PCCW Ltd.	81,000	48,293
SJM Holdings Ltd.	32,000	80,165
Swire Properties Ltd.	2,600	7,598
Techtronic Industries Co.	16,500	52,894
Wharf Holdings Ltd.	10,000	72,008
Wheelock & Co., Ltd.	9,000	37,572

		584,874

Italy - 4.6%
Banco Popolare SC †	3,976	65,402
Enel SpA	34,214	199,010
Eni SpA	2,584	70,672
Fiat SpA †	7,443	73,384
GTECH SpA	2,437	59,543
Intesa Sanpaolo SpA	92,178	284,399
Mediobanca SpA †	6,777	67,483
Parmalat SpA	28,460	97,330
UniCredit SpA	31,133	260,315
Unione di Banche Italiane SCpA	9,228	79,740
UnipolSai SpA	15,458	49,657

		1,306,935

Japan - 25.9%
77 Bank Ltd./The	12,000	63,298
Aisin Seiki Co., Ltd.	1,200	47,767
Alps Electric Co., Ltd.	8,900	114,367
Bandai Namco Holdings, Inc.	2,400	56,270
Bridgestone Corp.	2,300	80,554
Brother Industries Ltd.	8,300	143,902
Casio Computer Co., Ltd.	4,900	71,173
Chugoku Bank Ltd./The	3,000	46,144
Daikin Industries Ltd.	2,400	151,471
Denso Corp.	1,800	85,987
DIC Corp.	17,000	45,326
Fuji Electric Co., Ltd.	11,000	52,196
Fuji Heavy Industries Ltd.	4,000	110,915
FUJIFILM Holdings Corp.	4,300	120,016
Fujitsu Ltd.	12,000	89,914
Fukuoka Financial Group, Inc.	10,000	48,301
GungHo Online Entertainment, Inc.	5,500	35,539
Gunma Bank Ltd./The	7,000	41,417
Hachijuni Bank Ltd./The	7,000	43,345
Haseko Corp.	15,600	125,527
Hikari Tsushin, Inc.	900	67,969
Hino Motors Ltd.	7,000	96,574
Hiroshima Bank Ltd./The	11,000	52,576
Hitachi Capital Corp.	3,100	86,846
Hitachi Ltd.	12,000	87,949
Hokuhoku Financial Group, Inc.	72,000	153,574
Hoya Corp.	3,900	129,666
Inpex Corp.	5,200	79,103
Isuzu Motors Ltd.	7,000	46,354
Iyo Bank Ltd./The	4,000	40,459
Japan Airlines Co., Ltd.	1,800	99,521
JGC Corp.	3,000	91,258

	SHARES	VALUE (Note 2)
Japan - 25.9% (continued)
Joyo Bank Ltd./The	6,000	$32,007
JTEKT Corp.	3,200	53,993
Juroku Bank Ltd./The	6,000	22,461
KDDI Corp.	4,200	256,257
Keiyo Bank Ltd./The	5,000	25,386
Kobe Steel Ltd.	49,000	73,694
Koito Manufacturing Co., Ltd.	2,000	51,251
Mazda Motor Corp.	12,000	56,315
Minebea Co., Ltd.	7,000	78,868
Mitsubishi Electric Corp.	17,000	209,997
Mitsubishi Motors Corp.	3,700	40,887
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,800	142,558
Mitsui & Co., Ltd.	7,100	113,825
MS&AD Insurance Group Holdings, Inc.	2,500	60,422
Nippon Paint Co., Ltd.	13,000	275,254
Nippon Paper Industries Co., Ltd.	4,100	77,109
Nippon Telegraph & Telephone Corp.	4,800	299,174
Nishi-Nippon City Bank Ltd./The	27,000	66,386
Nissan Shatai Co., Ltd.	1,000	16,951
Nitori Holdings Co., Ltd.	1,300	71,125
NSK Ltd.	9,000	117,120
NTN Corp.	30,000	131,231
NTT DOCOMO, Inc.	7,000	119,496
Oji Holdings Corp.	20,000	82,300
Okasan Securities Group, Inc.	7,000	58,162
Omron Corp.	4,100	172,895
ORIX Corp.	3,000	49,742
Panasonic Corp.	17,200	208,499
Renesas Electronics Corp. †	4,400	34,201
Rohm Co., Ltd.	1,300	74,561
Seiko Epson Corp.	4,900	208,467
Seino Holdings Co., Ltd.	11,000	124,934
Sekisui Chemical Co., Ltd.	5,000	57,968
Seven & I Holdings Co., Ltd.	2,200	92,730
Shiga Bank Ltd./The	5,000	30,117
Shionogi & Co., Ltd.	1,000	20,887
Square Enix Holdings Co., Ltd.	4,700	83,136
Sumitomo Mitsui Trust Holdings, Inc.	8,000	36,564
Suzuki Motor Corp.	1,400	43,920
T&D Holdings, Inc.	10,500	142,816
Takashimaya Co., Ltd.	5,000	48,563
Tokai Tokyo Financial Holdings, Inc.	11,600	90,291
Tokyo Electric Power Co., Inc. †	6,200	25,771
Tosoh Corp.	25,000	121,254
TOTO Ltd.	6,000	80,916
Toyo Seikan Group Holdings Ltd.	6,800	104,537
Toyo Tire & Rubber Co., Ltd.	8,500	144,715
TS Tech Co., Ltd.	1,300	37,877
Yamaguchi Financial Group, Inc.	5,000	52,730
Yamaha Corp.	8,400	132,809
Yokohama Rubber Co., Ltd./The	4,000	34,627
Zeon Corp.	3,000	32,091

		7,425,125

Luxembourg - 0.8%
ArcelorMittal	14,698	219,120

Netherlands - 2.1%
Aegon NV	13,528	118,011
Heineken Holding NV	2,008	131,956
Koninklijke Ahold NV	16,259	304,874
Koninklijke Philips NV	1,615	51,257

		606,098

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Norway - 1.7%
DNB ASA	6,850	$125,158
DNO ASA †	18,259	70,095
Statoil ASA	7,732	237,673
Telenor ASA	2,578	58,697

		491,623

Portugal - 0.7%
EDP - Energias de Portugal SA	29,292	146,976
Sonae	33,946	55,742

		202,718

Singapore - 0.8%
ComfortDelGro Corp. Ltd.	8,000	16,043
Keppel Land Ltd.	20,000	54,251
Mapletree Commercial Trust REIT	51,000	56,079
StarHub Ltd.	4,000	13,388
Yangzijiang Shipbuilding Holdings Ltd.	60,000	51,980
Yanlord Land Group Ltd.	31,000	27,739

		219,480

Spain - 8.2%
ACS Actividades de Construccion y Servicios SA	1,608	73,599
Amadeus IT Holding SA, A Shares	513	21,148
Banco Bilbao Vizcaya Argentaria SA	5,169	65,881
Banco de Sabadell SA	20,606	70,333
Banco Popular Espanol SA	15,836	105,790
Banco Santander SA	57,534	601,188
CaixaBank SA	20,798	128,304
Endesa SA	7,819	302,335
Ferrovial SA	6,840	152,402
Gas Natural SDG SA	7,094	224,122
Iberdrola SA	48,084	367,820
Repsol SA	3,727	98,269
Telefonica SA	8,183	140,485

		2,351,676

Sweden - 2.7%
Investor AB, B Shares	3,394	127,177
Nordea Bank AB	16,098	226,949
Skandinaviska Enskilda Banken AB, Class A	15,583	207,998
Telefonaktiebolaget LM Ericsson, B Shares	4,762	57,529
TeliaSonera AB	22,200	162,104

		781,757

Switzerland - 3.5%
Actelion Ltd. †	689	87,207
Credit Suisse Group AG †	4,914	139,752
STMicroelectronics NV	3,816	34,146
Swiss Life Holding AG †	488	115,676
Swiss Re AG †	4,040	359,225
Zurich Insurance Group AG †	915	275,585

		1,011,591

United Kingdom - 7.4%
BAE Systems PLC	15,044	111,427
British Sky Broadcasting Group PLC	12,241	189,312

	SHARES	VALUE (Note 2)
United Kingdom - 7.4% (continued)
BT Group PLC	38,021	$249,838
Direct Line Insurance Group PLC	21,118	97,457
easyJet PLC	2,185	51,026
GKN PLC	3,403	21,126
HSBC Holdings PLC	15,916	161,469
ITV PLC	15,886	48,412
J Sainsbury PLC	31,011	167,396
Legal & General Group PLC	16,108	62,056
London Stock Exchange Group PLC	218	7,485
Marks & Spencer Group PLC	6,666	48,491
Mondi PLC	3,791	68,825
Next PLC	942	104,282
Old Mutual PLC	2,260	7,638
Prudential PLC	2,999	68,711
Rexam PLC	9,552	87,428
RSA Insurance Group plc	5,686	46,181
Travis Perkins PLC	1,527	42,764
TUI Travel PLC	7,587	51,648
Vodafone Group PLC	110,092	367,958
Whitbread PLC	166	12,523
William Hill PLC	7,569	42,497
WPP PLC	572	12,465

		2,128,415

TOTAL COMMON STOCKS (cost $25,651,769)		28,059,457

EXCHANGE-TRADED FUNDS - 1.0%
iShares MSCI EAFE ETF (1)
(cost $282,965)	4,160	284,419

RIGHTS - 0.0% (a)

Spain - 0.0% (a)
Repsol SA †
(cost $—)	490	333

MONEY MARKET FUNDS - 0.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $35,765)	35,765	35,765

TOTAL INVESTMENTS - 99.0% (cost $25,970,499)		28,379,974

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		288,535

NET ASSETS - 100.0%		$28,668,509

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,401,658	15.4%
Consumer Staples	1,440,126	5.0
Energy	1,618,899	5.6
Financials	9,591,882	33.5
Health Care	155,691	0.5
Industrials	3,381,155	11.8
Information Technology	1,721,840	6.0
Materials	1,578,999	5.5
Mutual Fund	284,419	1.0
Telecommunication Services	2,514,637	8.8
Utilities	1,654,903	5.8
Money Market Funds	35,765	0.1

Total Investments	28,379,974	99.0
Other Assets in Excess of Liabilities	288,535	1.0

Net Assets	$28,668,509	100.0%

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING CORE EQUITY FUND

COMMON STOCKS - 93.9%	SHARES	VALUE (Note 2)
Brazil - 7.1%
Banco Bradesco SA ADR (1)	5,900	$85,668
Banco do Brasil SA (1)	4,100	46,020
Centrais Eletricas Brasileiras SA (1)	11,800	34,180
Cia Energetica de Minas Gerais ADR (1)	2,700	21,573
Cia Paranaense de Energia ADR (1)	1,000	15,310
Cia Siderurgica Nacional SA ADR (1)	4,900	20,874
Fibria Celulose SA ADR (1)†	1,500	14,580
Gerdau SA ADR (1)	3,900	22,971
Itau Unibanco Holding SA ADR (1)	7,210	103,680
JBS SA (1)	4,300	14,654
Kroton Educacional SA (1)	900	25,291
Porto Seguro SA (1)	1,400	19,997
Tim Participacoes SA ADR (1)	900	26,127

		450,925

Chile - 0.9%
Corpbanca SA (1)	1,256,173	15,553
Enersis SA ADR (1)	2,500	42,125

		57,678

China - 24.0%
Agricultural Bank of China Ltd., H Shares	138,000	60,909
Anhui Conch Cement Co., Ltd., H Shares	13,000	44,591
ANTA Sports Products Ltd.	12,000	19,069
Bank of China Ltd., H Shares	338,000	151,327
Bank of Communications Co., Ltd., H Shares †	70,000	48,319
BBMG Corp., H Shares	21,500	13,873
Beijing Capital International Airport Co., Ltd., H Shares	18,000	12,375
China CITIC Bank Corp. Ltd., H Shares	50,000	30,317
China Construction Bank Corp., H Shares †	218,000	164,863
China Merchants Bank Co., Ltd., H Shares †	41,500	81,814
China Minsheng Banking Corp. Ltd., H Shares	28,500	25,824
China Oilfield Services Ltd., H Shares	10,000	24,049
China Petroleum & Chemical Corp. ADR (1)	1,300	123,539
China Telecom Corp. Ltd., H Shares	80,000	39,130
Chongqing Rural Commercial Bank, H Shares	35,000	16,169
CNOOC Ltd. ADR (1)	700	125,503
Evergrande Real Estate Group Ltd.	52,000	20,197
GOME Electrical Appliances Holding Ltd.	140,000	22,924
Great Wall Motor Co., Ltd., H Shares	8,000	29,749
Haitian International Holdings Ltd.	8,000	18,664
Huaneng Power International, Inc., H Shares †	22,000	24,881
Industrial & Commercial Bank of China Ltd., H Shares	311,000	196,656
Jiangsu Expressway Co., Ltd., H Shares	16,000	18,935
Lenovo Group Ltd.	12,000	16,394
PetroChina Co., Ltd. ADR (1)	1,000	125,550
PICC Property & Casualty Co., Ltd., H Shares	18,000	27,273

	SHARES	VALUE (Note 2)
China - 24.0% (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	$14,678
SOHO China Ltd.	27,000	21,280
Weichai Power Co. Ltd., H Shares	5,000	19,311

		1,538,163

Hong Kong - 5.4%
China Mobile Ltd. ADR (1)	1,900	92,359
China Resources Cement Holdings Ltd.	34,000	21,317
China Resources Power Holdings Co., Ltd.	10,000	28,435
China Unicom Hong Kong Ltd.	30,000	46,132
CITIC Pacific Ltd.	13,000	22,797
Far East Horizon Ltd.	28,000	20,448
Franshion Properties China Ltd.	50,000	13,157
GCL-Poly Energy Holdings Ltd. †	81,000	27,077
Haier Electronics Group Co., Ltd.	7,000	18,295
New World China Land Ltd.	56,000	33,458
Shimao Property Holdings Ltd. †	13,000	23,883

		347,358

Hungary - 0.3%
Richter Gedeon Nyrt	1,094	20,983

India - 3.2%
Infosys Ltd. ADR (1)	1,200	64,524
Reliance Industries Ltd. GDR (a)	1,349	45,295
State Bank of India GDR	211	18,797
Tata Motors Ltd. ADR (1)	1,400	54,684
Wipro Ltd. ADR (1)	1,800	21,402

		204,702

Indonesia - 1.3%
Adaro Energy Tbk PT	218,100	21,658
Bank Rakyat Indonesia Persero Tbk PT	24,000	20,912
Telekomunikasi Indonesia Persero Tbk PT	88,500	18,408
United Tractors Tbk PT	10,800	21,074

		82,052

Korea, Republic of - 18.8%
Amorepacific Corp.	11	16,567
AMOREPACIFIC Group	30	22,145
BS Financial Group, Inc.	1,260	18,560
Coway Co., Ltd.	282	23,603
DGB Financial Group, Inc.	1,030	15,425
Dongbu Insurance Co., Ltd.	424	21,785
E-Mart Co., Ltd.	108	24,769
GS Engineering & Construction Corp. †	470	15,643
Halla Visteon Climate Control Corp.	420	19,022
Hana Financial Group, Inc.	820	30,388
Hankook Tire Co., Ltd.	423	25,237
Hanwha Corp.	510	13,024
Hanwha Life Insurance Co., Ltd.	2,660	16,978
Hyosung Corp.	273	18,245
Hyundai Marine & Fire Insurance Co., Ltd.	580	16,541
Hyundai Mipo Dockyard	132	19,112
Hyundai Mobis	150	42,126
Hyundai Motor Co.	330	74,818
Hyundai Wia Corp.	111	21,508
Industrial Bank of Korea	1,430	19,076
KB Financial Group, Inc.	930	32,319
KCC Corp.	26	15,852
Kia Motors Corp.	694	38,826

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Korea, Republic of - 18.8% (continued)
Korea Electric Power Corp.	700	$25,769
Korea Zinc Co., Ltd.	58	22,742
Korean Air Lines Co., Ltd. †	610	20,135
LG Chem Ltd.	113	33,047
LG Innotek Co., Ltd. †	136	19,485
NCSoft Corp.	78	14,068
Samsung Electronics Co., Ltd. GDR (1)	41	26,435
Samsung Electronics Co., Ltd. GDR	386	249,182
Samsung Fire & Marine Insurance Co., Ltd.	92	23,416
Shinhan Financial Group Co., Ltd.	990	45,675
SK Holdings Co., Ltd.	114	20,572
SK Hynix, Inc. †	1,512	72,603
SK Networks Co., Ltd. †	2,250	23,875
SK Telecom Co., Ltd. ADR (1)	1,800	46,692

		1,205,265

Malaysia - 1.4%
Genting Malaysia Bhd	23,900	31,264
MISC Bhd	7,500	15,183
Tenaga Nasional Bhd	12,100	45,968

		92,415

Mexico - 0.9%
America Movil SAB de CV, Series L ADR (1)	1,900	39,425
Gruma SAB de CV, Class B (1)†	1,300	15,557

		54,982

Poland - 2.3%
Bank Millennium SA	4,712	12,059
Enea SA	3,631	18,887
Getin Noble Bank SA †	15,617	16,154
mBank	171	28,454
Orange Polska SA	6,223	19,886
PGE SA	3,943	28,091
Tauron Polska Energia SA †	12,470	21,232

		144,763

Russia - 6.2%
Gazprom OAO ADR (1)†	5,962	51,959
Lukoil OAO ADR (1)	1,389	83,090
MMC Norilsk Nickel OJSC ADR (1)	1,782	35,480
Mobile Telesystems OJSC ADR (1)	3,000	59,220
Rosneft OAO GDR †	4,540	33,140
Severstal OAO GDR	1,497	12,200
Sistema JSFC GDR †	1,047	32,245
Surgutneftegas OAO ADR (1)†	7,364	56,924
Tatneft OAO ADR (1)†	909	34,878

		399,136

South Africa - 7.7%
African Rainbow Minerals Ltd.	876	15,429
AngloGold Ashanti Ltd. ADR (1)†	1,400	24,094
Assore Ltd.	323	10,831
Barclays Africa Group Ltd.	1,386	21,047
Barloworld Ltd.	1,412	13,443
Bidvest Group Ltd.	770	20,464
FirstRand Ltd.	6,354	24,342
Investec Ltd.	2,441	22,389
Liberty Holdings Ltd.	1,126	13,767
MMI Holdings Ltd.	6,464	15,955
MTN Group Ltd.	3,294	69,384
Nedbank Group Ltd.	1,031	22,224
Pick n Pay Stores Ltd.	3,120	17,086

	SHARES	VALUE (Note 2)
South Africa - 7.7% (continued)
Sanlam Ltd.	3,353	$19,468
Sappi Ltd. †	3,456	12,480
Sasol Ltd. ADR (1)	1,500	88,680
Standard Bank Group Ltd.	2,414	32,919
Steinhoff International Holdings Ltd.	5,187	28,917
Vodacom Group Ltd.	1,637	20,233

		493,152

Taiwan - 12.2%
Advanced Semiconductor Engineering, Inc.	35,000	45,353
Asia Pacific Telecom Co., Ltd.	30,000	18,032
Catcher Technology Co., Ltd.	3,000	27,997
Cathay Financial Holding Co., Ltd.	24,000	37,487
Compal Electronics, Inc.	29,000	23,738
CTBC Financial Holding Co., Ltd.	40,000	26,667
E.Sun Financial Holding Co., Ltd.	28,000	17,961
Farglory Land Development Co., Ltd.	8,000	10,874
First Financial Holding Co., Ltd.	27,000	17,360
Formosa Taffeta Co., Ltd.	12,000	13,260
Foxconn Technology Co., Ltd.	6,000	14,551
Fubon Financial Holding Co., Ltd.	22,000	31,780
Hon Hai Precision Industry Co., Ltd.	30,000	100,577
Inotera Memories, Inc. †	9,000	19,378
Inventec Corp.	25,000	23,956
Kinsus Interconnect Technology Corp.	4,000	17,977
Pegatron Corp.	8,000	15,290
Pou Chen Corp.	21,000	25,301
Powertech Technology, Inc.	8,000	14,479
Quanta Computer, Inc.	11,000	32,139
Radiant Opto-Electronics Corp.	5,000	21,454
Realtek Semiconductor Corp.	6,000	19,030
Ruentex Industries Ltd.	8,000	20,689
Shin Kong Financial Holding Co., Ltd.	65,000	20,054
SiliConware Precision Industries Co.	15,000	24,694
SinoPac Financial Holdings Co., Ltd.	43,000	19,368
Taishin Financial Holding Co., Ltd.	38,000	19,473
Taiwan Cement Corp.	15,000	22,723
Teco Electric and Machinery Co., Ltd.	15,000	17,266
Transcend Information, Inc.	4,000	13,747
United Microelectronics Corp.	56,000	27,903
Zhen Ding Technology Holding Ltd.	6,000	19,760

		780,318

Thailand - 0.9%
PTT Exploration & Production PCL NVDR	5,100	26,324
PTT Global Chemical PCL NVDR	15,500	32,244

		58,568

Turkey - 1.3%
Enka Insaat ve Sanayi AS	5,607	15,221
Eregli Demir ve Celik Fabrikalari TAS	25,749	46,115
TAV Havalimanlari Holding AS	2,304	18,322

		79,658

TOTAL COMMON STOCKS (cost $5,877,180)		6,010,118

PREFERRED STOCKS - 0.9%
Brazil - 0.9%
Cia Energetica de Sao Paulo, Series B (1)	1,800	22,591
Itausa - Investimentos Itau SA (1)	4,400	17,206
Metalurgica Gerdau SA (1)	2,100	14,808

TOTAL PREFERRED STOCKS (cost $55,109)		54,605

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2014 (Unaudited)

AQR EMERGING CORE EQUITY FUND

	SHARES	VALUE (Note 2)
EXCHANGE-TRADED FUNDS - 0.5%
iShares MSCI Emerging Markets ETF (1)
(cost $33,630)	788	$34,066

RIGHTS - 0.0% (b)

Hong Kong - 0.0% (b)
Franshion Properties China Ltd. (3)†(c)
(cost $—)	438	—

MONEY MARKET FUNDS - 5.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)
(cost $326,286)	326,286	326,286

TOTAL INVESTMENTS - 100.4% (cost $6,292,205)		6,425,075

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(25,775)

NET ASSETS - 100.0%		$6,399,300

†	Non income-producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at $0 as of June 30, 2014 using procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of June 30, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$534,584	8.4%
Consumer Staples	110,778	1.7
Energy	840,589	13.1
Mutual Fund	34,066	0.5
Financials	1,933,692	30.3
Health Care	35,662	0.6
Industrials	328,244	5.1
Information Technology	973,193	15.2
Materials	451,666	7.1
Telecommunication Services	527,274	8.2
Utilities	329,041	5.1
Money Market Funds	326,286	5.1

Total Investments	6,425,075	100.4
Liabilities in Excess of Other Assets	(25,775)	(0.4)

Net Assets	$6,399,300	100.0%

See notes to Schedule of Investments.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2014, the Trust consists of twenty-seven active series, sixteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund and AQR Emerging Core Equity Fund. The remaining eleven active series are reported in a separate book. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund.

The investment objective for the AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund and the AQR Emerging Core Equity Fund is to seek long-term capital appreciation. The investment objective for the AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, and the AQR U.S. Defensive Equity Fund is to seek total return. The investment objective for the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED
AQR Global Equity Fund	Class I, Class N, Class Y and Class R6*
AQR International Equity Fund	Class I, Class N, Class Y and Class R6*
AQR Emerging Defensive Equity Fund	Class I and Class N
AQR International Defensive Equity Fund	Class I and Class N
AQR U.S. Defensive Equity Fund	Class I and Class N
AQR Momentum Fund	Class L and Class N
AQR Small Cap Momentum Fund	Class L and Class N
AQR International Momentum Fund	Class L and Class N
AQR Emerging Momentum Fund**	Class L and Class N
AQR Tax-Managed Momentum Fund	Class L and Class N
AQR Tax-Managed Small Cap Momentum Fund	Class L and Class N
AQR Tax-Managed International Momentum Fund	Class L and Class N
AQR Core Equity Fund	Class L and Class N
AQR Small Cap Core Equity Fund	Class L and Class N
AQR International Core Equity Fund	Class L and Class N
AQR Emerging Core Equity Fund**	Class L and Class N

*	The Class R6 Shares of the AQR Global Equity and AQR International Equity Funds commenced operations on January 8, 2014.
**	AQR Emerging Momentum and AQR Emerging Core Equity Funds commenced operations on May 13, 2014.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds’ Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor. Equity securities, including securities sold short, rights and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value factors to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements are contracts that govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

Customer Account Agreements and related addendums govern cleared derivatives transactions and exchange traded futures transactions. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing organization. Futures transactions require initial margin to be posted as required by each futures exchange. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a Swap Dealer. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. For futures, listed options and cleared derivatives, margin requirements are established by the exchange for futures/listed options and the clearing house centrally cleared derivatives. Such margin is transferred by the Fund pursuant to the governing Master Agreements for those investment types. Collateral is routinely transferred if the total net exposure (net of existing collateral already in place (“initial margin”)) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government and other securities or money market funds as agreed to by the Fund and the applicable counterparty or as permitted by the clearing house or exchange.

Collateral pledged by the Fund pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Fund’s Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability in the Statement of Assets and Liabilities in due to brokers.

The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their investment strategy and to equitize their cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Schedules of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as appreciation/depreciation. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

3. Federal Income Tax Matters

At June 30, 2014, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Global Equity Fund	$231,107,683	$65,026,090	$(2,530,244)	$62,495,846
AQR International Equity Fund	715,991,783	143,500,384	(12,191,206)	131,309,178
AQR Emerging Defensive Equity Fund	59,945,376	4,666,431	(1,429,064)	3,237,367
AQR International Defensive Equity Fund	26,284,973	3,546,353	(443,488)	3,102,865
AQR U.S. Defensive Equity Fund	218,711,705	27,080,230	(1,311,011)	25,769,219
AQR Momentum Fund	834,491,244	230,395,230	(8,892,984)	221,502,246
AQR Small Cap Momentum Fund	262,276,857	65,303,676	(10,077,659)	55,226,017
AQR International Momentum Fund	310,970,921	43,093,155	(5,348,180)	37,744,975
AQR Emerging Momentum Fund	5,311,906	277,217	(63,980)	213,237
AQR Tax-Managed Momentum Fund	81,723,197	10,348,320	(651,882)	9,696,438
AQR Tax-Managed Small Cap Momentum Fund	13,923,652	2,670,752	(553,864)	2,116,888
AQR Tax-Managed International Momentum Fund	71,611,548	5,790,312	(1,147,005)	4,643,307
AQR Core Equity Fund	125,687,920	10,360,141	(402,658)	9,957,483
AQR Small Cap Core Equity Fund	7,528,002	989,657	(130,865)	858,792
AQR International Core Equity Fund	25,982,698	2,862,335	(465,059)	2,397,276
AQR Emerging Core Equity Fund	6,292,308	221,359	(88,592)	132,767

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards and swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The following summarizes inputs used as of June 30, 2014 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$159,700,470	$113,259,687	$36,401	$272,996,558
Preferred Stocks†	—	1,762,925	—	1,762,925
Rights†	—	—	1,642	1,642
Warrants†	—	26	—	26
Money Market Funds	—	18,842,378	—	18,842,378
Forward Foreign Currency Exchange Contracts*	—	658,203	—	658,203
Total Return Swap Contracts*	—	230,605	—	230,605

Total Assets	$159,700,470	$134,753,824	$38,043	$294,492,337

LIABILITIES
Futures Contracts*	(114,645)	—	—	(114,645)

Total Liabilities	$(114,645)	$—	$—	$(114,645)

There were two immaterial positions which transferred between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $38,043 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$778,905,169	$343,261	$779,248,430
Preferred Stocks†	—	10,819,477	—	10,819,477
Rights†	—	—	7,971	7,971
Warrants†	—	103	—	103
Money Market Funds	—	57,224,980	—	57,224,980
Forward Foreign Currency Exchange Contracts*	—	2,319,259	—	2,319,259
Total Return Swap Contracts*	—	837,745	—	837,745

Total Assets	$—	$850,106,733	$351,232	$850,457,965

LIABILITIES
Futures Contracts*	(1,240,260)	—	—	(1,240,260)

Total Liabilities	$(1,240,260)	$—	$—	$(1,240,260)

There were no transfers between Level 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $351,232 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$19,611,853	$38,764,060	$—	$58,375,913
Exchange-Traded Funds	4,113,162	—	—	4,113,162
Money Market Funds	—	693,668	—	693,668

Total Assets	$23,725,015	$39,457,728	$—	$63,182,743

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$5,350,575	$22,664,599	$—		$28,015,174
Preferred Stocks†	—	166,829	—		166,829
Exchange-Traded Funds	967,777	—	—		967,777
Money Market Funds	—	238,058	—		238,058

Total Assets	$6,318,352	$23,069,486	$—		$29,387,838

There was one immaterial position which transferred between Levels 1 and 2 during the period.
AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$234,629,854	$1,151,595	$—		$235,781,449
Money Market Funds	—	8,699,475	—		8,699,475
Futures Contracts*	77,549	—	—		77,549

Total Assets	$234,707,403	$9,851,070	$—		$244,558,473

There was one immaterial position which transferred between Level 1 and 2 during the period.
AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$1,027,476,028	$13,280,933	$—		$1,040,756,961
Money Market Funds	—	15,236,529	—		15,236,529
Futures Contracts*	38,670	—	—		38,670

Total Assets	$1,027,514,698	$28,517,462	$—		$1,056,032,160

There were four immaterial positions which transferred between Levels 1 and 2 during the period.
AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$312,298,447	$4,145,721	$14,729		$316,458,897
Preferred Stocks†	44,958	—	—		44,958
Rights†	—	—	—	(a)	—
Money Market Funds	—	999,019	—		999,019
Futures Contracts*	15,850	—	—		15,850

Total Assets	$312,359,255	$5,144,740	$14,729		$317,518,724

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

There were eleven immaterial positions which transferred between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $14,729 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$59,404,938	$286,975,953	$—	$346,380,891
Preferred Stocks†	—	—	8,054	8,054
Money Market Funds	—	2,326,951	—	2,326,951

Total Assets	$59,404,938	$289,302,904	$8,054	$348,715,896

LIABILITIES
Futures Contracts*	$(610)	$—	$—	$(610)

Total Liabilities	$(610)	$—	$—	$(610)

There was one immaterial position which transferred between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $8,054 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR EMERGING MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,444,770	$3,956,269	$—	$5,401,039
Exchange-Traded Funds	22,782	—	—	22,782
Preferred Stocks†	58,611	—	—	58,611
Money Market Funds	—	42,711	—	42,711

Total Assets	$1,526,163	$3,998,980	$—	$5,525,143

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$88,199,179	$1,480,763	$—	$89,679,942
Exchange-Traded Funds	734,733	—	—	734,733
Money Market Funds	—	1,004,960	—	1,004,960

Total Assets	$88,933,912	$2,485,723	$—	$91,419,635

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

There were five immaterial positions which transferred between Levels 1 and 2 during the period.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$15,578,558	$238,589	$—	$15,817,147
Exchange-Traded Funds	115,721	—	—	115,721
Money Market Funds	—	107,672	—	107,672

Total Assets	$15,694,279	$346,261	$—	$16,040,540

There were six immaterial positions which transferred between Levels 1 and 2 during the period.
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$14,033,796	$59,595,256	$—	$73,629,052
Exchange-Traded Funds	1,450,401	—	—	1,450,401
Money Market Funds	—	1,175,402	—	1,175,402

Total Assets	$15,484,197	$60,770,658	$—	$76,254,855

There were two immaterial positions which transferred between Levels 1 and 2 during the period.
AQR CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$125,867,057	$2,600,268	$—	$128,467,325
Exchange-Traded Funds	3,771,720	—	—	3,771,720
Money Market Funds	—	3,406,358	—	3,406,358

Total Assets	$129,638,777	$6,006,626	$—	$135,645,403

There were two immaterial positions which transferred between Levels 1 and 2 during the period.
AQR SMALL CAP CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$8,050,072	$118,532	$—	$8,168,604
Exchange-Traded Funds	110,850	—	—	110,850
Money Market Funds	—	107,340	—	107,340

Total Assets	$8,160,922	$225,872	$—	$8,386,794

There were seven immaterial positions which transferred between Levels 1 and 2 during the period.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$2,983,721	$25,075,736	$—		$28,059,457
Exchange-Traded Funds	284,419	—	—		284,419
Rights†	—	333	—		333
Money Market Funds	—	35,765	—		35,765

Total Assets	$3,268,140	$25,111,834	$—		$28,379,974

There was one immaterial position which transferred between Levels 1 and 2 during the period.
AQR EMERGING CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$1,678,598	$4,331,520	$—		$6,010,118
Exchange-Traded Funds	34,066	—	—		34,066
Preferred Stocks†	54,605	—	—		54,605
Rights†	—	—	—	(a)	—
Money Market Funds	—	326,286	—		326,286

Total Assets	$1,767,269	$4,657,806	$—		$6,425,075

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period, except where noted under each applicable Fund. There were no Level 3 securities held at period end, except where noted under each applicable Fund.

5. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Fund’s financial position and financial performance for the period ended June 30, 2014 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$484,517	$230,605	$—	$599,162	$—
AQR International Equity Fund	1,075,885	837,745	—	2,316,145	—
AQR U.S. Defensive Equity Fund	77,549	—	—	—	—
AQR Momentum Fund	38,670	—	—	—	—
AQR Small Cap Momentum Fund	15,850	—	—	—	—
AQR International Momentum Fund	—	—	—	610	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,038,754	—	1,380,551
AQR International Equity Fund	—	—	7,826,521	—	5,507,262

Netting:
AQR Global Equity Fund	(484,517)	—	(1,380,551)	(484,517)	(1,380,551)
AQR International Equity Fund	(1,075,885)	—	(5,507,262)	(1,075,885)	(5,507,262)
AQR U.S. Defensive Equity Fund	—	—	—	—	—
AQR Momentum Fund	—	—	—	—	—
AQR Small Cap Momentum Fund	—	—	—	—	—
AQR International Momentum Fund	—	—	—	—	—

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	—	230,605	658,203	114,645	—
AQR International Equity Fund	—	837,745	2,319,259	1,240,260	—
AQR U.S. Defensive Equity Fund	77,549	—	—	—	—
AQR Momentum Fund	38,670	—	—	—	—
AQR Small Cap Momentum Fund	15,850	—	—	—	—
AQR International Momentum Fund	—	—	—	610	—

The Funds’ derivative contracts held at June 30, 2014, are not accounted for as hedging instruments under GAAP.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

6. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The counterparties to the Funds’ currency forward, futures and swap contracts include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedule of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedule of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of their assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This volatility may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

As of June 30, 2014, a substantial portion of the AQR Global Equity, AQR International Equity, AQR Emerging Defensive Equity, AQR International Defensive Equity, AQR International Momentum, AQR Emerging Momentum, AQR Tax-Managed International Momentum, AQR International Core Equity and AQR Emerging Core Equity Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

7. New Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which improves the existing accounting and disclosure guidance on repurchase agreements and other transactions involving a transfer and a forward agreement to repurchase the transferred assets at a fixed price from the transferee to address application issues and changes in the marketplace and to ensure that investors obtain useful information about these transactions. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those periods. Management is currently assessing the impact of ASU 2014-11 but does not believe the adoption will have a material impact on the financial statements.

8. Subsequent Events

The Trust is in the process of registering Class R6 for the Funds listed below. The new class is expected to be effective sometime during the 3rd Quarter of 2014.

FUND

AQR Emerging Defensive Equity Fund
AQR International Defensive Equity Fund
AQR U.S. Defensive Equity Fund
AQR Momentum Fund
AQR Small Cap Momentum Fund
AQR International Momentum Fund
AQR Emerging Momentum Fund
AQR Tax-Managed Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR Core Equity Fund
AQR Small Cap Core Equity Fund
AQR International Core Equity Fund
AQR Emerging Core Equity Fund

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
August 28, 2014

By: /s/ Heather Bonner
Heather Bonner
Principal Financial Officer
August 28, 2014